UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22235

AQR Funds

(Exact name of registrant as specified in charter)

Two Greenwich Plaza, 4th Floor

                            Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

Bradley D. Asness, Esq.

Principal and Chief Legal Officer

AQR Capital Management, LLC

Two Greenwich Plaza 4th Floor

                             Greenwich, CT 06830

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end: September 30

Date of reporting period: April 1, 2015 to June 30, 2015

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Schedule of Investments	June 30, 2015 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

COMMON STOCKS - 96.9%	SHARES	VALUE (Note 4)
Consumer Discretionary - 17.4%
Advance Auto Parts, Inc.	18,757	$2,987,803
AMC Networks, Inc., Class A †	6,707	548,968
American Eagle Outfitters, Inc.	31,486	542,189
AutoZone, Inc. †	7,152	4,769,669
Bed Bath & Beyond, Inc. †	47,929	3,306,142
Best Buy Co., Inc.	109,262	3,563,034
Brinker International, Inc.	24,681	1,422,860
Burlington Stores, Inc. †	62,766	3,213,619
Cablevision Systems Corp., Class A	102,640	2,457,202
Carter’s, Inc.	10,133	1,077,138
Coach, Inc.	15,392	532,717
Columbia Sportswear Co.	16,104	973,648
Comcast Corp., Class A	136,724	8,222,581
Cracker Barrel Old Country Store, Inc.	17,687	2,638,193
CST Brands, Inc.	20,197	788,895
Dick’s Sporting Goods, Inc.	10,555	546,432
Dillard’s, Inc., Class A	21,061	2,215,407
Dollar General Corp.	65,273	5,074,323
Dollar Tree, Inc. †	61,640	4,868,944
Domino’s Pizza, Inc.	14,544	1,649,290
DSW, Inc., Class A	16,218	541,195
Expedia, Inc.	28,538	3,120,630
Foot Locker, Inc.	62,307	4,175,192
GameStop Corp., Class A	12,977	557,492
Gannett Co., Inc. †	47,497	664,483
Gap, Inc./The	95,703	3,652,984
Gentex Corp.	61,786	1,014,526
Goodyear Tire & Rubber Co./The	39,316	1,185,377
Graham Holdings Co., Class B	2,357	2,533,893
Groupon, Inc. †	103,731	521,767
H&R Block, Inc.	74,517	2,209,429
Hanesbrands, Inc.	75,872	2,528,055
Harman International Industries, Inc.	14,575	1,733,551
Hasbro, Inc.	27,200	2,034,288
Home Depot, Inc./The	124,839	13,873,358
HSN, Inc.	16,613	1,166,066
Interpublic Group of Cos., Inc./The	49,394	951,822
Jack in the Box, Inc.	19,201	1,692,760
Jarden Corp. †	19,876	1,028,583
John Wiley & Sons, Inc., Class A	10,655	579,312
Kohl’s Corp.	61,904	3,875,809
L Brands, Inc.	62,621	5,368,498
Lear Corp.	28,778	3,230,618
Leggett & Platt, Inc.	43,218	2,103,852
Lowe’s Cos., Inc.	126,090	8,444,247
Macy’s, Inc.	74,193	5,005,802
Mohawk Industries, Inc. †	13,263	2,531,907
Murphy USA, Inc. †	16,858	941,014
NIKE, Inc., Class B	83,259	8,993,637
Nordstrom, Inc.	43,280	3,224,360
NVR, Inc. †	773	1,035,820
O’Reilly Automotive, Inc. †	20,967	4,738,123
Ralph Lauren Corp.	7,000	926,520
Ross Stores, Inc.	104,653	5,087,182
Royal Caribbean Cruises Ltd.	38,441	3,024,922
Sally Beauty Holdings, Inc. †	50,445	1,593,053
Signet Jewelers Ltd.	4,700	602,728
Skechers U.S.A., Inc., Class A †	36,074	3,960,564
Staples, Inc.	191,152	2,926,537
Target Corp.	98,764	8,062,105

	SHARES	VALUE (Note 4)
Consumer Discretionary - 17.4% (continued)
TEGNA, Inc.	94,994	$3,046,458
Time Warner, Inc.	34,700	3,033,127
TJX Cos., Inc./The	66,965	4,431,074
Ulta Salon Cosmetics & Fragrance, Inc. †	14,948	2,308,719
Urban Outfitters, Inc. †	24,039	841,365
Whirlpool Corp.	22,568	3,905,392
Williams-Sonoma, Inc.	23,147	1,904,304
Wyndham Worldwide Corp.	21,612	1,770,239

		194,081,793

Consumer Staples - 8.1%
Altria Group, Inc.	140,037	6,849,210
Archer-Daniels-Midland Co.	81,436	3,926,844
Bunge Ltd.	18,189	1,596,994
Clorox Co./The	15,370	1,598,788
ConAgra Foods, Inc.	12,567	549,429
Costco Wholesale Corp.	48,936	6,609,296
Coty, Inc., Class A †	58,854	1,881,562
CVS Health Corp.	125,531	13,165,691
Dr Pepper Snapple Group, Inc.	56,874	4,146,115
Energizer Holdings, Inc.	14,702	1,934,048
Ingredion, Inc.	12,900	1,029,549
Kroger Co./The	98,136	7,115,841
Molson Coors Brewing Co., Class B	30,825	2,151,893
Monster Beverage Corp. †	30,287	4,059,064
PepsiCo, Inc.	65,960	6,156,706
Pilgrim’s Pride Corp.	89,480	2,055,356
Pinnacle Foods, Inc.	36,800	1,675,872
Reynolds American, Inc.	22,877	1,707,997
Rite Aid Corp. †	258,833	2,161,256
Spectrum Brands Holdings, Inc.	7,400	754,726
Tyson Foods, Inc., Class A	34,029	1,450,656
Walgreens Boots Alliance, Inc.	22,171	1,872,119
Wal-Mart Stores, Inc.	208,998	14,824,228
Whole Foods Market, Inc.	14,691	579,413

		89,852,653

Energy - 1.4%
Exterran Holdings, Inc.	16,700	545,255
Marathon Petroleum Corp.	79,805	4,174,600
Newfield Exploration Co. †	17,000	614,040
PBF Energy, Inc., Class A	24,678	701,349
Tesoro Corp.	41,815	3,529,604
Valero Energy Corp.	68,842	4,309,509
Western Refining, Inc.	37,300	1,627,026

		15,501,383

Financials - 23.5%
Aflac, Inc.	42,625	2,651,275
Alleghany Corp. †	5,313	2,490,522
Allstate Corp./The	112,020	7,266,737
American Financial Group, Inc.	14,453	940,023
American International Group, Inc.	177,967	11,001,920
Ameriprise Financial, Inc.	43,676	5,456,443
AmTrust Financial Services, Inc.	41,649	2,728,426
Apartment Investment & Management Co., Class A REIT	23,900	882,627
Arch Capital Group Ltd. †	39,513	2,645,791
Assurant, Inc.	10,332	692,244
Assured Guaranty Ltd.	65,368	1,568,178
Bank of New York Mellon Corp./The	124,087	5,207,931
BB&T Corp.	16,000	644,960

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Financials - 23.5% (continued)
Berkshire Hathaway, Inc., Class B †	173,668	$23,637,952
BlackRock, Inc.	2,604	900,932
Capital One Financial Corp.	92,458	8,133,530
CBRE Group, Inc., Class A †	73,628	2,724,236
Chubb Corp./The	57,332	5,454,566
CIT Group, Inc.	19,205	892,840
Citigroup, Inc.	288,219	15,921,218
CNA Financial Corp.	18,096	691,448
CNO Financial Group, Inc.	42,989	788,848
Comerica, Inc.	13,445	689,997
Discover Financial Services	42,482	2,447,813
East West Bancorp, Inc.	23,552	1,055,601
Everest Re Group Ltd.	25,684	4,674,745
First American Financial Corp.	48,158	1,791,959
FNF Group	90,102	3,332,873
Goldman Sachs Group, Inc./The	61,756	12,894,035
Hartford Financial Services Group, Inc./The	93,350	3,880,560
Huntington Bancshares, Inc.	311,055	3,518,032
Intercontinental Exchange, Inc.	2,652	593,014
Janus Capital Group, Inc.	81,716	1,398,978
Jones Lang LaSalle, Inc.	19,952	3,411,792
JPMorgan Chase & Co.	269,349	18,251,088
Lincoln National Corp.	78,694	4,660,259
Macerich Co./The REIT	16,658	1,242,687
Mercury General Corp.	15,300	851,445
MetLife, Inc.	121,975	6,829,380
MGIC Investment Corp. †	58,803	669,178
Morgan Stanley	243,963	9,463,325
NASDAQ OMX Group, Inc./The	50,655	2,472,471
Navient Corp.	132,931	2,420,674
New York Community Bancorp, Inc.	1	18
NorthStar Realty Finance Corp. REIT	1	16
PNC Financial Services Group, Inc./The	78,280	7,487,482
Principal Financial Group, Inc.	53,061	2,721,499
Progressive Corp./The	147,651	4,109,127
Prudential Financial, Inc.	22,495	1,968,762
Radian Group, Inc.	92,311	1,731,754
Raymond James Financial, Inc.	9,082	541,106
Reinsurance Group of America, Inc.	17,629	1,672,463
RLJ Lodging Trust REIT	22,900	681,962
StanCorp Financial Group, Inc.	9,953	752,546
State Street Corp.	64,363	4,955,951
Stifel Financial Corp. †	15,660	904,208
SunTrust Banks, Inc.	108,986	4,688,578
Synovus Financial Corp.	17,887	551,277
Torchmark Corp.	9,955	579,580
Travelers Cos., Inc./The	83,758	8,096,048
Unum Group	24,846	888,245
Validus Holdings Ltd.	43,742	1,924,211
Webster Financial Corp.	34,033	1,346,005
Wells Fargo & Co.	414,744	23,325,203
WR Berkley Corp.	53,347	2,770,310

		261,568,904

Health Care - 12.6%
AbbVie, Inc.	21,270	1,429,131
Aetna, Inc.	60,766	7,745,234
Alexion Pharmaceuticals, Inc. †	7,600	1,373,852
AmerisourceBergen Corp.	35,039	3,726,047
Amgen, Inc.	72,702	11,161,211

	SHARES	VALUE (Note 4)
Health Care - 12.6% (continued)
Anthem, Inc.	45,249	$7,427,171
Becton Dickinson and Co.	27,393	3,880,218
Biogen, Inc. †	8,970	3,623,342
Boston Scientific Corp. †	30,295	536,221
Cardinal Health, Inc.	18,135	1,516,993
Celgene Corp. †	56,044	6,486,252
Centene Corp. †	50,794	4,083,838
Community Health Systems, Inc. †	13,700	862,689
CR Bard, Inc.	9,200	1,570,440
Edwards Lifesciences Corp. †	29,248	4,165,793
Eli Lilly & Co.	25,399	2,120,562
Express Scripts Holding Co. †	12,114	1,077,419
Gilead Sciences, Inc.	136,149	15,940,325
HCA Holdings, Inc. †	75,827	6,879,025
Health Net, Inc. †	38,493	2,468,171
Humana, Inc.	30,574	5,848,195
Illumina, Inc. †	4,700	1,026,292
Laboratory Corp of America Holdings †	14,774	1,790,904
LifePoint Health, Inc. †	11,991	1,042,617
McKesson Corp.	14,370	3,230,520
Medtronic PLC (Ireland)	13,557	1,004,574
Molina Healthcare, Inc. †	25,216	1,772,685
Pfizer, Inc.	131,311	4,402,858
Quest Diagnostics, Inc.	43,036	3,120,971
Quintiles Transnational Holdings, Inc. †	36,032	2,616,284
ResMed, Inc.	21,842	1,231,234
STERIS Corp.	8,857	570,745
Team Health Holdings, Inc. †	11,700	764,361
United Therapeutics Corp. †	14,414	2,507,315
UnitedHealth Group, Inc.	106,713	13,018,986
Universal Health Services, Inc., Class B	25,476	3,620,140
VCA, Inc. †	18,160	987,995
Zimmer Biomet Holdings, Inc.	22,610	2,469,690
Zoetis, Inc.	38,245	1,844,174

		140,944,474

Industrials - 9.4%
3M Co.	47,624	7,348,383
ADT Corp./The	56,539	1,898,014
Alaska Air Group, Inc.	51,318	3,306,419
Allegiant Travel Co.	5,174	920,351
AMERCO	2,197	718,221
American Airlines Group, Inc.	103,859	4,147,609
Avis Budget Group, Inc. †	27,741	1,222,823
Boeing Co./The	6,386	885,866
CH Robinson Worldwide, Inc.	25,876	1,614,404
Cintas Corp.	39,408	3,333,523
CSX Corp.	87,450	2,855,243
Cummins, Inc.	6,606	866,641
Delta Air Lines, Inc.	121,834	5,004,941
Deluxe Corp.	24,193	1,499,966
Dun & Bradstreet Corp./The	8,144	993,568
Equifax, Inc.	14,326	1,390,911
FedEx Corp.	40,675	6,931,020
General Dynamics Corp.	42,323	5,996,746
HD Supply Holdings, Inc. †	46,924	1,650,786
Huntington Ingalls Industries, Inc.	9,809	1,104,395
JetBlue Airways Corp. †	206,306	4,282,913
L-3 Communications Holdings, Inc.	6,530	740,371

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Industrials - 9.4% (continued)
Lockheed Martin Corp.	21,112	$3,924,721
Macquarie Infrastructure Corp.	14,000	1,156,820
Masco Corp.	75,815	2,021,986
Norfolk Southern Corp.	9,064	791,831
Northrop Grumman Corp.	34,121	5,412,614
Pitney Bowes, Inc.	28,027	583,242
Raytheon Co.	18,889	1,807,300
Robert Half International, Inc.	43,172	2,396,046
RR Donnelley & Sons Co.	45,480	792,716
Ryder System, Inc.	12,489	1,091,164
Snap-on, Inc.	17,215	2,741,489
Southwest Airlines Co.	138,560	4,584,950
Spirit AeroSystems Holdings, Inc., Class A †	39,324	2,167,146
Spirit Airlines, Inc. †	8,796	546,232
Stanley Black & Decker, Inc.	33,973	3,575,319
Textron, Inc.	24,900	1,111,287
Trinity Industries, Inc.	21,126	558,360
Union Pacific Corp.	21,279	2,029,378
United Continental Holdings, Inc. †	75,444	3,999,286
United Rentals, Inc. †	15,908	1,393,859
WABCO Holdings, Inc. †	4,480	554,266
Waste Management, Inc.	52,695	2,442,413

		104,395,539

Information Technology - 20.4%
Activision Blizzard, Inc.	155,295	3,759,692
Amdocs Ltd.	42,029	2,294,363
Apple, Inc.	475,347	59,620,397
Applied Materials, Inc.	187,694	3,607,479
ARRIS Group, Inc. †	49,313	1,508,978
Atmel Corp.	58,966	581,110
Booz Allen Hamilton Holding Corp.	47,017	1,186,709
Broadridge Financial Solutions, Inc.	27,549	1,377,725
Brocade Communications Systems, Inc.	164,897	1,958,976
CA, Inc.	34,910	1,022,514
Cadence Design Systems, Inc. †	52,800	1,038,048
Cavium, Inc. †	8,700	598,647
CDW Corp.	40,584	1,391,220
Cisco Systems, Inc.	496,003	13,620,242
Cognizant Technology Solutions Corp., Class A †	17,000	1,038,530
Computer Sciences Corp.	13,032	855,420
Corning, Inc.	175,683	3,466,226
DST Systems, Inc.	6,257	788,257
eBay, Inc. †	28,963	1,744,731
Electronic Arts, Inc. †	77,851	5,177,091
EMC Corp.	202,655	5,348,065
EPAM Systems, Inc. †	10,910	777,119
F5 Networks, Inc. †	11,800	1,420,130
FactSet Research Systems, Inc.	9,425	1,531,657
Fiserv, Inc. †	48,972	4,056,351
Global Payments, Inc.	10,027	1,037,293
Harris Corp.	18,773	1,443,831
Hewlett-Packard Co.	139,527	4,187,205
IAC/InterActiveCorp	9,754	777,004
Integrated Device Technology, Inc. †	69,961	1,518,154
Intel Corp.	457,297	13,908,688
j2 Global, Inc.	11,239	763,578
Jabil Circuit, Inc.	48,662	1,036,014
Juniper Networks, Inc.	47,500	1,233,575

	SHARES	VALUE (Note 4)
Information Technology - 20.4% (continued)
KLA-Tencor Corp.	19,160	$1,076,984
Lam Research Corp.	46,390	3,773,826
Manhattan Associates, Inc. †	13,460	802,889
Marvell Technology Group Ltd.	149,263	1,968,033
Micron Technology, Inc. †	194,928	3,672,444
Microsoft Corp.	449,430	19,842,334
NetApp, Inc.	80,880	2,552,573
NVIDIA Corp.	158,573	3,188,903
ON Semiconductor Corp. †	191,748	2,241,534
Oracle Corp.	98,652	3,975,676
Qorvo, Inc. †	37,489	3,009,242
Rackspace Hosting, Inc. †	34,350	1,277,477
Red Hat, Inc. †	14,398	1,093,240
SanDisk Corp.	24,472	1,424,760
Skyworks Solutions, Inc.	51,905	5,403,311
Symantec Corp.	146,717	3,411,170
Synopsys, Inc. †	36,342	1,840,722
Syntel, Inc. †	12,793	607,412
Teradyne, Inc.	27,466	529,819
Texas Instruments, Inc.	135,340	6,971,363
Total System Services, Inc.	32,002	1,336,724
VeriSign, Inc. †	35,526	2,192,665
Western Digital Corp.	42,055	3,297,953
Western Union Co./The	143,862	2,924,714
Xerox Corp.	226,768	2,412,812
Zebra Technologies Corp., Class A †	11,700	1,299,285

		227,802,884

Materials - 2.3%
Alcoa, Inc.	178,712	1,992,639
Ball Corp.	28,761	2,017,584
Berry Plastics Group, Inc. †	54,133	1,753,909
Cabot Corp.	16,100	600,369
Celanese Corp., Series A	8,100	582,228
CF Industries Holdings, Inc.	27,670	1,778,628
Crown Holdings, Inc. †	19,171	1,014,338
Dow Chemical Co./The	11,264	576,379
Graphic Packaging Holding Co.	116,864	1,627,916
International Paper Co.	34,980	1,664,698
Packaging Corp. of America	16,880	1,054,831
PPG Industries, Inc.	5,136	589,202
Rock-Tenn Co., Class A	45,651	2,748,190
Sealed Air Corp.	16,110	827,732
Sherwin-Williams Co./The	14,353	3,947,362
Steel Dynamics, Inc.	49,732	1,030,198
United States Steel Corp.	25,900	534,058
Westlake Chemical Corp.	11,690	801,817

		25,142,078

Telecommunication Services - 0.1%
CenturyLink, Inc.	54,685	1,606,645

Utilities - 1.7%
Alliant Energy Corp.	11,719	676,421
American Electric Power Co., Inc.	36,759	1,947,124
CMS Energy Corp.	46,931	1,494,283
Consolidated Edison, Inc.	31,418	1,818,474
DTE Energy Co.	21,458	1,601,625
Edison International	38,750	2,153,725
Entergy Corp.	22,783	1,606,201
PG&E Corp.	57,224	2,809,698
Pinnacle West Capital Corp.	16,200	921,618
Public Service Enterprise Group, Inc.	39,970	1,570,022

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Utilities - 1.7% (continued)
SCANA Corp.	15,900	$805,335
Xcel Energy, Inc.	49,789	1,602,210

		19,006,736

TOTAL COMMON STOCKS (cost $1,055,706,591)		1,079,903,089

MONEY MARKET FUNDS - 5.9%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (2)(a)
(cost $65,694,716)	65,694,716	65,694,716

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 102.8% (cost $1,121,401,307)		1,145,597,805

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.8%) (b)		(30,747,325)

NET ASSETS - 100.0%		$1,114,850,480

All securities are United States companies, unless noted otherwise in parentheses.

†	Non-income producing security.
(a)	Represents annualized seven-day yield as of the close of the reporting period.
(b)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

Open futures contracts outstanding at June 30, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
217	Goldman Sachs	S&P 500 E-Mini Futures	9/2015	$22,798,814	$22,290,240	$(508,574)

Collateral pledged to, or (received from), each counterparty at June 30, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Goldman Sachs
Cash	$—	$1,549,446	$1,549,446

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2015 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

COMMON STOCKS - 75.6%	SHARES	VALUE (Note 4)
Consumer Discretionary - 16.9%
1-800-Flowers.com, Inc., Class A †	9,844	$102,968
Aaron’s, Inc.	1,493	54,062
Abercrombie & Fitch Co., Class A (a)	784	16,864
AMC Entertainment Holdings, Inc., Class A	1,600	49,088
American Axle & Manufacturing Holdings, Inc. †	4,633	96,876
American Eagle Outfitters, Inc.	5,190	89,372
American Public Education, Inc. †	1,366	35,134
America’s Car-Mart, Inc. †	1,386	68,358
Asbury Automotive Group, Inc. †	1,147	103,941
Barnes & Noble, Inc. †	4,269	110,823
Bassett Furniture Industries, Inc.	2,467	70,087
Big 5 Sporting Goods Corp.	2,368	33,649
Big Lots, Inc.	3,208	144,328
Buckle, Inc./The (a)	2,744	125,593
Build-A-Bear Workshop, Inc. †	4,124	65,943
Caleres, Inc.	3,264	103,730
Callaway Golf Co.	1,863	16,655
Capella Education Co.	1,222	65,585
Carriage Services, Inc.	726	17,337
Cato Corp./The, Class A	2,473	95,853
Chegg, Inc. †	7,686	60,258
Cherokee, Inc.	742	20,910
Chico’s FAS, Inc.	7,412	123,262
Children’s Place, Inc./The	1,756	114,860
Citi Trends, Inc. †	3,177	76,883
Columbia Sportswear Co.	300	18,138
Cooper Tire & Rubber Co.	3,854	130,381
Cooper-Standard Holding, Inc. †	571	35,099
Core-Mark Holding Co., Inc.	1,214	71,929
Culp, Inc.	1,878	58,218
Deckers Outdoor Corp. †	1,635	117,671
Denny’s Corp. †	7,720	89,629
DeVry Education Group, Inc.	915	27,432
Diamond Resorts International, Inc. †	3,936	124,181
Drew Industries, Inc.	501	29,068
Ethan Allen Interiors, Inc.	1,967	51,811
Express, Inc. †	5,105	92,452
Famous Dave’s of America, Inc. †(a)	1,000	20,050
Finish Line, Inc./The, Class A	3,263	90,777
Flexsteel Industries, Inc.	783	33,739
Francesca’s Holdings Corp. †	2,388	32,166
Genesco, Inc. †	1,161	76,661
Gentherm, Inc. †	1,126	61,829
G-III Apparel Group Ltd. †	2,519	177,212
Gordmans Stores, Inc. †	3,151	19,316
Grand Canyon Education, Inc. †	524	22,218
Gray Television, Inc. †	1,597	25,041
Group 1 Automotive, Inc.	1,226	111,358
Haverty Furniture Cos., Inc.	1,143	24,712
Helen of Troy Ltd. †	1,641	159,981
Hooker Furniture Corp.	2,438	61,218
Houghton Mifflin Harcourt Co. †	3,703	93,316
Installed Building Products, Inc. †	1,568	38,385
Interval Leisure Group, Inc.	741	16,932
Isle of Capri Casinos, Inc. †	5,275	95,741
Jack in the Box, Inc.	600	52,896
JAKKS Pacific, Inc. †(a)	2,200	21,758
JC Penney Co., Inc. †(a)	12,937	109,576
K12, Inc. †	1,609	20,354
Kirkland’s, Inc.	2,904	80,934
Lakeland Industries, Inc. †(a)	3,400	38,896
Lands’ End, Inc. †(a)	2,708	67,240

	SHARES	VALUE (Note 4)
Consumer Discretionary - 16.9% (continued)
Libbey, Inc.	1,600	$66,128
LifeLock, Inc. †	1,815	29,766
Lithia Motors, Inc., Class A	825	93,357
Marcus Corp./The	1,154	22,134
MarineMax, Inc. †	759	17,844
Marriott Vacations Worldwide Corp.	1,814	166,434
Mattress Firm Holding Corp. †(a)	500	30,475
MDC Partners, Inc., Class A	1,690	33,293
Men’s Wearhouse, Inc./The	300	19,221
Meredith Corp.	2,265	118,120
Meritage Homes Corp. †	579	27,265
Motorcar Parts of America, Inc. †	769	23,139
Movado Group, Inc. (a)	1,544	41,935
Murphy USA, Inc. †	914	51,019
NACCO Industries, Inc., Class A	296	17,985
Nathan’s Famous, Inc.	1,350	50,031
Nautilus, Inc. †	4,445	95,612
New Media Investment Group, Inc.	4,025	72,168
Nexstar Broadcasting Group, Inc., Class A	1,398	78,288
Nutrisystem, Inc.	3,238	80,561
Outerwall, Inc.	1,362	103,662
Overstock.com, Inc. †	3,317	74,765
Oxford Industries, Inc.	512	44,774
Penn National Gaming, Inc. †	4,997	91,695
Perry Ellis International, Inc. †	3,084	73,307
PetMed Express, Inc.	3,949	68,199
Popeyes Louisiana Kitchen, Inc. †	1,519	91,125
Regis Corp. †	4,111	64,789
Rent-A-Center, Inc. (a)	3,157	89,501
Rocky Brands, Inc.	2,168	40,542
Ruby Tuesday, Inc. †	6,300	39,501
Ruth’s Hospitality Group, Inc.	2,397	38,640
Scholastic Corp.	2,262	99,822
Select Comfort Corp. †	3,506	105,425
Shoe Carnival, Inc.	1,989	57,403
Shutterfly, Inc. †	1,850	88,448
Skechers U.S.A., Inc., Class A †	262	28,765
Skullcandy, Inc. †	3,191	24,475
Smith & Wesson Holding Corp. †(a)	2,229	36,979
Sonic Automotive, Inc., Class A	2,979	70,990
Sonic Corp.	2,161	62,237
Speedway Motorsports, Inc.	2,433	55,107
Sportsman’s Warehouse Holdings, Inc. †	1,497	17,021
Stage Stores, Inc. (a)	4,018	70,436
Standard Motor Products, Inc.	1,111	39,018
Stein Mart, Inc.	5,380	56,329
Steiner Leisure Ltd. †	330	17,747
Steven Madden Ltd. †	1,277	54,630
Strattec Security Corp.	606	41,632
Strayer Education, Inc. †	1,348	58,099
Superior Uniform Group, Inc.	2,468	40,821
Texas Roadhouse, Inc.	2,421	90,618
Tilly’s, Inc., A Shares †	5,323	51,473
Time, Inc.	2,402	55,270
Tower International, Inc. †	1,626	42,357
Tuesday Morning Corp. †	1,367	15,399
Unifi, Inc. †	1,687	56,514
Universal Electronics, Inc. †	959	47,797
Weight Watchers International, Inc. †(a)	4,405	21,364
ZAGG, Inc. †	8,610	68,191
Zumiez, Inc. †	2,886	76,854

		7,767,230

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Consumer Staples - 4.3%
Cal-Maine Foods, Inc. (a)	3,241	$169,180
Central Garden & Pet Co., Class A †	5,136	58,602
Coca-Cola Bottling Co. Consolidated	484	73,118
Dean Foods Co.	3,309	53,506
Farmer Bros Co. †	1,125	26,437
Fresh Del Monte Produce, Inc.	3,579	138,364
Fresh Market, Inc./The †(a)	2,778	89,285
HRG Group, Inc. †	3,828	49,764
Ingles Markets, Inc., Class A	2,389	114,123
J&J Snack Foods Corp.	500	55,335
John B. Sanfilippo & Son, Inc.	1,706	88,541
Medifast, Inc. †	1,438	46,476
MGP Ingredients, Inc.	1,104	18,569
National Beverage Corp. †	765	17,205
Natural Health Trends Corp. (a)	2,854	118,327
Omega Protein Corp. †	2,674	36,767
Revlon, Inc., Class A †	2,178	79,954
Sanderson Farms, Inc. (a)	1,811	136,115
SpartanNash Co.	3,207	104,356
SUPERVALU, Inc. †	14,685	118,802
USANA Health Sciences, Inc. †	954	130,374
Vector Group Ltd.	6,382	149,722
Village Super Market, Inc., Class A	1,342	42,528
Weis Markets, Inc.	1,077	45,396

		1,960,846

Energy - 1.1%
Alon USA Energy, Inc.	4,362	82,442
Delek US Holdings, Inc.	3,375	124,268
Green Plains, Inc.	2,905	80,033
Hallador Energy Co.	2,106	17,564
Panhandle Oil and Gas, Inc., Class A	1,300	26,897
PBF Energy, Inc., Class A	823	23,390
REX American Resources Corp. †	1,146	72,931
Teekay Tankers Ltd., Class A	9,217	60,924
VAALCO Energy, Inc. †	7,700	16,478

		504,927

Financials - 14.1%
Ambac Financial Group, Inc. †	1,854	30,851
American Equity Investment Life Holding Co.	4,741	127,912
American National Insurance Co.	478	48,909
Ameris Bancorp	762	19,271
AMERISAFE, Inc.	1,032	48,566
Argo Group International Holdings Ltd.	2,269	126,383
Arlington Asset Investment Corp., Class A (a)	2,400	46,944
Ashford Hospitality Trust, Inc. REIT	6,083	51,462
Aspen Insurance Holdings Ltd.	4,674	223,885
Associated Banc-Corp. (a)	5,815	117,870
Banc of California, Inc.	3,429	47,149
BancFirst Corp.	406	26,573
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	2,641	84,987
Banner Corp.	676	32,401
Berkshire Hills Bancorp, Inc.	1,871	53,286
BGC Partners, Inc., Class A	8,210	71,837
BNC Bancorp	1,200	23,196
Brookline Bancorp, Inc.	2,642	29,828
Bryn Mawr Bank Corp.	800	24,128
Cathay General Bancorp	1,487	48,253
Chatham Lodging Trust REIT	1,857	49,155
Chemical Financial Corp.	926	30,614
ConnectOne Bancorp, Inc.	1,000	21,530
Cowen Group, Inc., Class A †	14,757	94,445

	SHARES	VALUE (Note 4)
Financials - 14.1% (continued)
Credit Acceptance Corp. †	163	$40,127
Customers Bancorp, Inc. †	2,704	72,711
DiamondRock Hospitality Co. REIT	5,156	66,048
Dime Community Bancshares, Inc.	1,014	17,177
Eagle Bancorp, Inc. †	520	22,859
Employers Holdings, Inc.	2,597	59,160
Encore Capital Group, Inc. †(a)	600	25,644
Endurance Specialty Holdings Ltd.	3,768	247,558
Enterprise Financial Services Corp.	1,600	36,432
EverBank Financial Corp.	2,950	57,967
FBL Financial Group, Inc., Class A	1,808	104,358
FBR & Co. †	945	21,867
Federal Agricultural Mortgage Corp., Class C	683	19,848
Federated National Holding Co.	2,937	71,075
FelCor Lodging Trust, Inc. REIT	5,242	51,791
Fidelity Southern Corp.	1,048	18,277
Fifth Street Finance Corp.	3,000	19,650
Financial Institutions, Inc.	774	19,226
First Citizens BancShares, Inc., Class A	73	19,202
First Commonwealth Financial Corp.	2,600	24,934
First Defiance Financial Corp.	1,412	52,992
First Financial Corp.	895	32,005
First Interstate BancSystem, Inc., Class A	2,393	66,382
First Merchants Corp.	2,219	54,809
First NBC Bank Holding Co. †	796	28,656
Flagstar Bancorp, Inc. †	1,017	18,794
Great Southern Bancorp, Inc.	1,313	55,330
Greenlight Capital Re Ltd., Class A †	2,163	63,095
Hanover Insurance Group, Inc./The	317	23,467
HCI Group, Inc.	1,529	67,597
Heartland Financial USA, Inc.	1,692	62,976
Heritage Financial Corp./WA	990	17,691
Heritage Insurance Holdings, Inc. †	1,216	27,956
Hilltop Holdings, Inc. †	799	19,248
HomeStreet, Inc. †	1,046	23,870
Horace Mann Educators Corp.	3,068	111,614
Impac Mortgage Holdings, Inc. †(a)	1,845	35,313
Independent Bank Corp.	500	23,445
Independent Bank Corp.	1,513	20,516
Infinity Property & Casualty Corp.	992	75,233
International Bancshares Corp.	2,494	67,014
INTL FCStone, Inc. †	2,285	75,953
Investment Technology Group, Inc.	3,183	78,938
Kemper Corp.	1,634	62,991
Ladenburg Thalmann Financial Services, Inc. †	7,717	27,009
Lakeland Bancorp, Inc.	1,478	17,573
Lakeland Financial Corp.	456	19,777
Maiden Holdings Ltd.	6,655	105,016
MainSource Financial Group, Inc.	1,825	40,059
Meta Financial Group, Inc.	436	18,713
Metro Bancorp, Inc.	669	17,488
National General Holdings Corp.	2,723	56,720
National Penn Bancshares, Inc.	2,357	26,587
National Western Life Insurance Co., Class A	255	61,070
Navigators Group, Inc./The †	1,298	100,673
NBT Bancorp, Inc.	1,156	30,253
Nelnet, Inc., Class A	2,265	98,097
Old National Bancorp/IN (a)	1,400	20,244
OneBeacon Insurance Group Ltd., Class A	5,200	75,452
PHH Corp. †	1,163	30,273

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Financials - 14.1% (continued)
Phoenix Cos., Inc./The †(a)	1,030	$18,787
Piper Jaffray Cos. †	1,433	62,536
Preferred Bank	1,719	51,656
Primerica, Inc.	3,924	179,288
PrivateBancorp, Inc.	2,772	110,381
ProAssurance Corp.	2,303	106,422
Provident Financial Services, Inc.	1,486	28,219
Regional Management Corp. †	946	16,896
S&T Bancorp, Inc. (a)	1,662	49,179
Safety Insurance Group, Inc.	1,245	71,849
Selective Insurance Group, Inc.	3,277	91,920
Southside Bancshares, Inc.	855	24,992
St. Joe Co./The †	2,278	35,377
StanCorp Financial Group, Inc.	2,018	152,581
State Auto Financial Corp.	1,649	39,494
Stewart Information Services Corp.	2,157	85,849
Stock Yards Bancorp, Inc.	859	32,462
Stonegate Bank	853	25,308
Summit Hotel Properties, Inc. REIT	1,500	19,515
Symetra Financial Corp.	6,293	152,102
Talmer Bancorp, Inc., Class A	2,419	40,518
TCF Financial Corp.	1,395	23,171
Trustmark Corp.	1,297	32,399
United Community Banks, Inc.	2,049	42,763
United Community Financial Corp.	3,261	17,446
United Fire Group, Inc.	1,691	55,397
United Insurance Holdings Corp. (a)	3,766	58,524
Universal Health Realty Income Trust REIT	656	30,478
Universal Insurance Holdings, Inc.	4,226	102,269
Walker & Dunlop, Inc. †(a)	1,762	47,116
Webster Financial Corp.	566	22,385
WesBanco, Inc.	1,147	39,021
Western Alliance Bancorp †	549	18,534
Winthrop Realty Trust REIT †	3,000	45,450
Wintrust Financial Corp.	1,188	63,415
World Acceptance Corp. †	1,018	62,617
WSFS Financial Corp.	1,112	30,413

		6,492,964

Health Care - 6.9%
Abaxis, Inc. (a)	555	28,571
ABIOMED, Inc. †	2,339	153,742
Affymetrix, Inc. †(a)	5,686	62,091
Almost Family, Inc. †	1,535	61,262
AMAG Pharmaceuticals, Inc. †(a)	2,176	150,275
Amedisys, Inc. †	2,550	101,311
Amsurg Corp. †	400	27,980
Anacor Pharmaceuticals, Inc. †	300	23,229
ANI Pharmaceuticals, Inc. †	1,006	62,422
Anika Therapeutics, Inc. †	929	30,685
Cambrex Corp. †	2,410	105,895
Chemed Corp.	904	118,514
CONMED Corp.	500	29,135
CryoLife, Inc.	2,163	24,399
Cynosure, Inc., Class A †	1,602	61,805
Depomed, Inc. †(a)	4,356	93,480
Emergent Biosolutions, Inc. †	2,138	70,447
Enanta Pharmaceuticals, Inc. †(a)	448	20,155
Ensign Group, Inc./The	1,715	87,568
Exactech, Inc. †	1,232	25,663
Greatbatch, Inc. †	781	42,112
Hill-Rom Holdings, Inc.	1,689	91,763
ICU Medical, Inc. †	999	95,564
Infinity Pharmaceuticals, Inc. †	5,546	60,729
Insys Therapeutics, Inc. †(a)	2,639	94,793

	SHARES	VALUE (Note 4)
Health Care - 6.9% (continued)
Integra LifeSciences Holdings Corp. †	300	$20,211
Invacare Corp.	819	17,715
Lannett Co., Inc. †(a)	2,317	137,722
LHC Group, Inc. †	1,863	71,260
Magellan Health, Inc. †	621	43,513
Merge Healthcare, Inc. †	10,263	49,262
Merit Medical Systems, Inc. †	2,226	47,948
MiMedx Group, Inc. †(a)	5,013	58,101
Molina Healthcare, Inc. †	316	22,215
Myriad Genetics, Inc. †(a)	605	20,564
National HealthCare Corp.	400	25,996
Natus Medical, Inc. †	2,225	94,696
NewLink Genetics Corp. †(a)	2,260	100,050
NuVasive, Inc. †	2,415	114,423
Omnicell, Inc. †	1,796	67,727
PDL BioPharma, Inc. (a)	10,079	64,808
Pernix Therapeutics Holdings, Inc. †	4,478	26,510
PharMerica Corp. †	611	20,346
RadNet, Inc. †	5,964	39,899
Repligen Corp. †	625	25,794
SciClone Pharmaceuticals, Inc. †	8,363	82,125
Select Medical Holdings Corp.	3,103	50,269
Sucampo Pharmaceuticals, Inc., Class A †	4,397	72,243
Supernus Pharmaceuticals, Inc. †	2,797	47,493
United Online, Inc. †	3,877	60,753
US Physical Therapy, Inc.	577	31,597
Vascular Solutions, Inc. †	727	25,241

		3,162,071

Industrials - 10.8%
ACCO Brands Corp. †	10,112	78,570
Air Transport Services Group, Inc. †	4,800	50,352
Aircastle Ltd.	4,786	108,499
Alamo Group, Inc.	710	38,794
Allegiant Travel Co.	300	53,364
Allied Motion Technologies, Inc. (a)	2,480	55,701
Altra Industrial Motion Corp.	769	20,901
American Woodmark Corp. †	1,773	97,249
Apogee Enterprises, Inc.	1,083	57,009
ARC Document Solutions, Inc. †	6,354	48,354
ArcBest Corp.	1,441	45,824
Argan, Inc.	2,039	82,233
Astronics Corp. †	1,162	82,374
Atlas Air Worldwide Holdings, Inc. †	1,717	94,366
Barnes Group, Inc.	626	24,408
Blount International, Inc.	2,800	30,576
Brady Corp., Class A	1,050	25,977
Briggs & Stratton Corp. (a)	1,700	32,742
CDI Corp.	1,702	22,126
CEB, Inc.	455	39,612
Columbus McKinnon Corp.	1,613	40,325
Comfort Systems USA, Inc.	1,563	35,871
Continental Building Products, Inc. †	1,719	36,426
Con-way, Inc.	1,550	59,473
Covenant Transportation Group, Inc., Class A †	2,419	60,620
CRA International, Inc. †	2,173	60,562
Cubic Corp.	910	43,298
Douglas Dynamics, Inc.	2,956	63,495
Ducommun, Inc. †(a)	1,469	37,709
Dycom Industries, Inc. †	713	41,960
Echo Global Logistics, Inc. †	2,573	84,034
EMCOR Group, Inc.	572	27,324
Engility Holdings, Inc.	923	23,223
Ennis, Inc.	1,315	24,446

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Industrials - 10.8% (continued)
Essendant, Inc.	614	$24,099
Federal Signal Corp.	3,708	55,286
FTI Consulting, Inc. †	1,884	77,696
G&K Services, Inc., Class A	1,349	93,270
Gibraltar Industries, Inc. †	1,290	26,277
Global Brass & Copper Holdings, Inc.	946	16,091
GP Strategies Corp. †	1,108	36,830
Greenbrier Cos., Inc./The (a)	1,576	73,836
Griffon Corp.	3,855	61,372
Hawaiian Holdings, Inc. †	4,425	105,094
HC2 Holdings, Inc. †	1,875	16,781
Heidrick & Struggles International, Inc.	2,064	53,829
Herman Miller, Inc.	2,312	66,886
Hillenbrand, Inc.	1,182	36,287
HNI Corp.	2,251	115,139
Hurco Cos., Inc.	1,159	40,125
Huron Consulting Group, Inc. †	1,133	79,412
ICF International, Inc. †	1,027	35,801
Insperity, Inc.	2,014	102,513
John Bean Technologies Corp.	810	30,448
Kadant, Inc.	1,398	65,986
Kaman Corp.	1,326	55,612
Kforce, Inc.	864	19,760
Kimball International, Inc., Class B	2,064	25,098
Knoll, Inc.	3,000	75,090
Korn/Ferry International	2,493	86,682
LB Foster Co., Class A	616	21,320
Lindsay Corp. (a)	332	29,186
Lydall, Inc. †	1,807	53,415
Meritor, Inc. †	6,285	82,459
Mueller Industries, Inc.	1,458	50,622
Multi-Color Corp.	1,430	91,348
MYR Group, Inc. †	2,098	64,954
NN, Inc.	763	19,472
NV5 Holdings, Inc. †	1,390	33,721
PAM Transportation Services, Inc. †	997	57,876
Park-Ohio Holdings Corp.	626	30,336
Patrick Industries, Inc. †	1,917	72,942
PowerSecure International, Inc. †	1,174	17,328
Quad/Graphics, Inc.	2,269	41,999
Republic Airways Holdings, Inc. †	5,192	47,663
Resources Connection, Inc.	3,726	59,951
RPX Corp. †	3,635	61,432
Rush Enterprises, Inc., Class A †	1,846	48,384
Saia, Inc. †	900	35,361
SkyWest, Inc.	3,945	59,333
Standex International Corp.	982	78,491
Steelcase, Inc., Class A	3,661	69,230
TASER International, Inc. †	2,026	67,486
TRC Cos., Inc. †	1,808	18,351
Trex Co., Inc. †	1,315	65,000
TrueBlue, Inc. †	1,060	31,694
Tutor Perini Corp. †	1,063	22,940
UniFirst Corp.	1,023	114,423
Universal Forest Products, Inc.	732	38,086
USA Truck, Inc. †	1,999	42,439
Viad Corp.	1,113	30,173
VSE Corp.	700	37,457
Wabash National Corp. †	3,289	41,244
West Corp.	1,858	55,926
Willdan Group, Inc. †	4,646	51,942

		4,947,081

Information Technology - 16.1%
Advanced Energy Industries, Inc. †	1,851	50,884
Alliance Fiber Optic Products, Inc.	1,306	24,226

	SHARES	VALUE (Note 4)
Information Technology - 16.1% (continued)
Ambarella, Inc. †(a)	2,133	$219,038
Amkor Technology, Inc. †	10,106	60,434
Autobytel, Inc. †	1,600	25,584
AVX Corp.	4,545	61,176
Benchmark Electronics, Inc. †	3,211	69,936
Black Box Corp.	1,538	30,760
Blackhawk Network Holdings, Inc. †	4,129	170,115
Blucora, Inc. †	1,085	17,523
BroadSoft, Inc. †	1,578	54,551
Brooks Automation, Inc.	3,238	37,075
Cabot Microelectronics Corp. †	1,240	58,416
CACI International, Inc., Class A †	1,254	101,436
Calix, Inc. †	5,255	39,991
Carbonite, Inc. †	2,604	30,753
Cardtronics, Inc. †	688	25,490
Ciena Corp. †	5,535	131,069
Cirrus Logic, Inc. †	3,538	120,398
Coherent, Inc. †	603	38,278
comScore, Inc. †	2,026	107,905
Comtech Telecommunications Corp.	1,400	40,670
Constant Contact, Inc. †	1,653	47,540
Convergys Corp.	5,067	129,158
CSG Systems International, Inc.	2,213	70,064
Cypress Semiconductor Corp. †	1,439	16,923
DHI Group, Inc. †	7,005	62,274
Diodes, Inc. †	2,700	65,097
Dot Hill Systems Corp. †	4,708	28,813
DTS, Inc. †	1,940	59,151
EarthLink Holdings Corp.	14,008	104,920
Ebix, Inc.	3,304	107,743
Electronics For Imaging, Inc. †	720	31,327
Ellie Mae, Inc. †(a)	1,214	84,725
EMCORE Corp. †	2,818	16,964
Epiq Systems, Inc.	2,276	38,419
ePlus, Inc. †	1,071	82,092
ExlService Holdings, Inc. †	1,900	65,702
Fair Isaac Corp.	1,523	138,258
Fairchild Semiconductor International, Inc. †	7,156	124,371
Fleetmatics Group PLC (Ireland) †(a)	1,618	75,771
FormFactor, Inc. †	4,898	45,062
Gigamon, Inc. †	945	31,176
GSI Group, Inc. †	3,234	48,607
Hackett Group, Inc./The	1,714	23,019
Harmonic, Inc. †	5,204	35,543
II-VI, Inc. †	3,543	67,246
Infinera Corp. †	4,463	93,634
Infoblox, Inc. †(a)	1,104	28,936
Inphi Corp. †	1,300	29,718
Insight Enterprises, Inc. †	2,563	76,659
Integrated Device Technology, Inc. †	853	18,510
InterDigital, Inc.	2,305	131,131
Internap Corp. †	2,347	21,710
Intersil Corp., Class A	2,915	36,467
Itron, Inc. †	1,400	48,216
IXYS Corp.	3,116	47,675
j2 Global, Inc.	536	36,416
Lattice Semiconductor Corp. †	5,669	33,390
Lexmark International, Inc., Class A	3,592	158,766
Lionbridge Technologies, Inc. †	4,600	28,382
Littelfuse, Inc.	200	18,978
LogMeIn, Inc. †	816	52,624
Manhattan Associates, Inc. †	300	17,895
ManTech International Corp., Class A	1,711	49,619
Marchex, Inc., Class B	4,000	19,800

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Information Technology - 16.1% (continued)
Mattson Technology, Inc. †	10,670	$35,744
MaxLinear, Inc., Class A †	2,700	32,670
Mentor Graphics Corp.	4,350	114,970
Methode Electronics, Inc.	3,213	88,197
Microsemi Corp. †	825	28,834
MicroStrategy, Inc., Class A †	226	38,438
MKS Instruments, Inc.	2,963	112,416
Monolithic Power Systems, Inc.	877	44,473
Monster Worldwide, Inc. †	4,674	30,568
Multi-Fineline Electronix, Inc. †	2,533	55,371
NeoPhotonics Corp. †	2,169	19,803
NETGEAR, Inc. †	1,005	30,170
NetScout Systems, Inc. †(a)	753	27,613
NeuStar, Inc., Class A †	3,188	93,121
Newport Corp. †	1,940	36,782
NVE Corp.	230	18,032
OmniVision Technologies, Inc. †	3,653	95,690
OSI Systems, Inc. †	1,092	77,303
PC Connection, Inc.	2,074	51,311
Pericom Semiconductor Corp.	4,362	57,360
Photronics, Inc. †	3,412	32,448
Planar Systems, Inc. †	10,391	45,305
Plantronics, Inc.	2,388	134,468
Plexus Corp. †	660	28,961
PMC-Sierra, Inc. †	10,135	86,756
Polycom, Inc. †	7,248	82,917
Progress Software Corp. †	2,149	59,097
QLogic Corp. †	5,951	84,445
Qualys, Inc. †	2,530	102,086
Quantum Corp. †	33,406	56,122
RealD, Inc. †	2,582	31,836
Rofin-Sinar Technologies, Inc. †	1,789	49,376
Rogers Corp. †	1,096	72,489
Rovi Corp. †	2,013	32,107
Rubicon Project, Inc./The †	1,079	16,142
Rudolph Technologies, Inc. †	1,410	16,934
Sanmina Corp. †	4,998	100,760
ScanSource, Inc. †	479	18,231
Semtech Corp. †	1,408	27,949
Sigma Designs, Inc. †	8,532	101,787
Solar3D, Inc. †(a)	6,950	25,090
Stamps.com, Inc. †	1,494	109,914
Super Micro Computer, Inc. †	2,753	81,434
Sykes Enterprises, Inc. †	3,234	78,425
Synaptics, Inc. †	200	17,347
Synchronoss Technologies, Inc. †	400	18,292
SYNNEX Corp.	418	30,593
Take-Two Interactive Software, Inc. †	2,099	57,869
Tech Data Corp. †	1,684	96,931
TechTarget, Inc. †	3,595	32,103
TeleTech Holdings, Inc.	1,814	49,123
Tessera Technologies, Inc.	3,268	124,119
TTM Technologies, Inc. †	6,524	65,175
VASCO Data Security International, Inc. †(a)	3,536	106,752
Virtusa Corp. †	400	20,560
Vishay Intertechnology, Inc.	7,346	85,801
Xcerra Corp. †	6,693	50,666
XO Group, Inc. †	2,733	44,685

		7,428,160

Materials - 2.5%
A Schulman, Inc.	1,899	83,024
Boise Cascade Co. †	2,632	96,542
Century Aluminum Co. †(a)	6,572	68,546
Clearwater Paper Corp. †	914	52,372

	SHARES	VALUE (Note 4)
Materials - 2.5% (continued)
Core Molding Technologies, Inc. †	1,661	$37,937
Ferro Corp. †	1,500	25,170
Gold Resource Corp. (a)	15,535	42,877
Handy & Harman Ltd. †	1,363	47,228
Innophos Holdings, Inc.	1,626	85,593
Innospec, Inc.	1,569	70,668
Kaiser Aluminum Corp.	1,167	96,954
KMG Chemicals, Inc.	1,846	46,962
Materion Corp.	1,536	54,144
Minerals Technologies, Inc.	1,487	101,309
Neenah Paper, Inc.	1,108	65,328
Quaker Chemical Corp.	441	39,178
Schweitzer-Mauduit International, Inc.	862	34,377
Trecora Resources †	1,871	28,252
Trinseo SA †	634	17,017
US Concrete, Inc. †	1,868	70,778

		1,164,256

Telecommunication Services - 1.6%
Atlantic Tele-Network, Inc.	431	29,773
Boingo Wireless, Inc. †	2,200	18,172
Cincinnati Bell, Inc. †	12,544	47,918
FairPoint Communications, Inc. †	2,705	49,285
General Communication, Inc., Class A †	3,879	65,982
IDT Corp., Class B	3,013	54,475
Inteliquent, Inc.	4,065	74,796
Iridium Communications, Inc. †(a)	9,221	83,819
Lumos Networks Corp.	1,200	17,748
Premiere Global Services, Inc. †	1,832	18,851
Shenandoah Telecommunications Co.	1,304	44,636
Spok Holdings, Inc.	3,388	57,054
Telephone & Data Systems, Inc.	3,362	98,843
Vonage Holdings Corp. †	15,599	76,591

		737,943

Utilities - 1.3%
Atlantic Power Corp.	6,600	20,328
Avista Corp.	2,500	76,625
Consolidated Water Co., Ltd. (Cayman Islands)	1,361	17,149
Empire District Electric Co./The	1,200	26,160
New Jersey Resources Corp.	4,172	114,939
ONE Gas, Inc.	2,117	90,099
Portland General Electric Co.	2,858	94,771
Unitil Corp.	700	23,114
WGL Holdings, Inc.	2,102	114,118

		577,303

TOTAL COMMON STOCKS (cost $33,014,111)		34,742,781

EXCHANGE-TRADED FUNDS (ETF) - 22.4%
iShares Russell 2000 ETF (a)
(cost $10,266,215)	82,516	10,302,948

MONEY MARKET FUNDS - 1.4%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (2)(b)
(cost $658,320)	658,320	658,320

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
SECURITIES LENDING COLLATERAL - 8.9%

Money Market Funds - 8.9%
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank
Dreyfus Treasury Cash Management, 0.010% (2)(b)(c)
(cost $4,089,456)	4,089,456	$4,089,456

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 108.3% (cost $48,028,102)		49,793,505

LIABILITIES IN EXCESS OF OTHER ASSETS - (8.3%)		(3,809,718)

NET ASSETS - 100.0%		$45,983,787

All securities are United States companies, unless noted otherwise in parentheses.

†	Non-income producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $4,026,004; cash collateral of $4,089,456 was received with which the Fund purchased a money market fund.
(b)	Represents annualized seven-day yield as of the close of the reporting period.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2015 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

COMMON STOCKS - 96.9%	SHARES	VALUE (Note 4)
Australia - 3.2%
Ansell Ltd.	32,345	$600,035
Caltex Australia Ltd.	7,580	186,075
CIMIC Group Ltd.	28,203	472,462
Cochlear Ltd.	12,030	743,435
Echo Entertainment Group Ltd.	124,512	417,975
GPT Group/The REIT	196,673	648,364
Incitec Pivot Ltd.	81,580	241,863
Insurance Australia Group Ltd.	83,486	358,938
Macquarie Group Ltd.	4,713	295,295
Qantas Airways Ltd. †	275,157	668,627
Scentre Group REIT	314,107	907,363
Tabcorp Holdings Ltd.	310,655	1,088,923
Telstra Corp. Ltd.	673,450	3,187,135

		9,816,490

Austria - 0.3%
Vienna Insurance Group AG Wiener Versicherung Gruppe	29,735	1,021,660

Belgium - 1.6%
bpost SA	66,816	1,837,446
KBC Groep NV	20,731	1,389,769
Proximus	45,165	1,598,251

		4,825,466

Canada - 9.8%
Air Canada (1)†	13,518	142,973
Alimentation Couche-Tard, Inc., Class B (1)	57,386	2,454,871
Bank of Montreal (1)	7,883	467,110
BlackBerry Ltd. (1)†	77,662	634,851
Boardwalk Real Estate Investment Trust REIT (1)	3,700	167,759
Brookfield Asset Management, Inc., Class A (1)	79,292	2,770,459
Canadian Imperial Bank of Commerce (1)	5,425	399,904
CCL Industries, Inc., Class B (1)	7,872	965,565
CGI Group, Inc., Class A (1)†	43,408	1,697,743
Cogeco Cable, Inc. (1)	16,167	935,071
Empire Co., Ltd., Class A (1)	24,348	1,714,887
Fairfax Financial Holdings Ltd. (1)	3,823	1,885,115
George Weston Ltd. (1)	14,901	1,170,486
Great-West Lifeco, Inc. (1)	51,113	1,487,965
Hudson’s Bay Co. (1)	30,829	684,952
Intact Financial Corp. (1)	45,416	3,155,848
Linamar Corp. (1)	17,146	1,113,598
Loblaw Cos., Ltd. (1)	35,325	1,784,068
Magna International, Inc. (1)	36,909	2,071,514
Metro, Inc. (1)	67,091	1,800,553
National Bank of Canada (1)	10,700	401,957
Open Text Corp. (1)	13,306	540,443
Power Corp. of Canada (1)	10,551	269,815
Progressive Waste Solutions Ltd. (1)	22,831	612,361
Sun Life Financial, Inc. (1)	14,555	485,943
Toronto-Dominion Bank/The (1)	6,754	286,815

		30,102,626

Denmark - 1.0%
AP Moeller - Maersk A/S, Class B	107	193,461
Danske Bank A/S	34,920	1,026,543
Pandora A/S	10,013	1,074,437
Tryg A/S	40,985	854,537

		3,148,978

	SHARES	VALUE (Note 4)
Finland - 1.0%
Elisa OYJ	25,834	$818,501
Fortum OYJ	67,278	1,195,191
Metsa Board OYJ	75,926	471,358
Nokia OYJ	63,124	430,314

		2,915,364

France - 2.8%
AXA SA	50,228	1,273,373
Bouygues SA	3,927	147,633
Cap Gemini SA	7,216	640,179
Christian Dior SE	4,567	894,077
Cie Generale des Etablissements Michelin	1,748	183,931
Credit Agricole SA	23,219	346,659
GDF Suez	14,615	272,107
LVMH Moet Hennessy Louis Vuitton SE	2,372	417,022
Natixis SA	69,115	498,827
Orange SA	126,698	1,958,036
Peugeot SA †	45,101	930,066
Renault SA	3,431	359,731
Valeo SA	1,498	236,958
Veolia Environnement SA	16,704	342,006

		8,500,605

Germany - 6.1%
Allianz SE	20,273	3,161,597
Continental AG	4,993	1,182,229
Daimler AG	40,353	3,675,982
Deutsche Telekom AG	145,864	2,514,739
Hannover Rueck SE	31,518	3,050,523
Merck KGaA	15,937	1,588,764
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	12,498	2,215,826
ProSiebenSat.1 Media AG	28,232	1,394,495

		18,784,155

Hong Kong - 7.4%
BOC Hong Kong Holdings Ltd.	596,000	2,480,582
Brightoil Petroleum Holdings Ltd. †	487,000	250,850
Cheung Kong Property Holdings Ltd. †	102,000	846,102
CK Hutchison Holdings Ltd.	128,000	1,881,853
CP Pokphand Co., Ltd.	2,058,000	318,102
Dah Sing Banking Group Ltd.	102,400	223,796
Henderson Land Development Co., Ltd.	214,731	1,467,888
Hongkong Land Holdings Ltd.	346,700	2,843,146
Hongkong Land Holdings Ltd. (1)	23,300	193,390
Hysan Development Co., Ltd.	69,000	298,803
Kerry Properties Ltd.	196,000	768,283
Link REIT/The	228,500	1,337,168
New World Development Co., Ltd.	810,000	1,058,385
NWS Holdings Ltd.	377,000	544,971
Orient Overseas International Ltd.	126,000	643,124
PCCW Ltd.	1,940,000	1,157,127
Power Assets Holdings Ltd.	148,500	1,353,934
Sino Land Co., Ltd.	418,000	697,691
Sun Hung Kai Properties Ltd.	111,000	1,796,289
Swire Properties Ltd.	72,200	230,281
Techtronic Industries Co., Ltd.	78,000	255,031
Wharf Holdings Ltd./The	85,000	564,871

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Hong Kong - 7.4% (continued)
Wheelock & Co., Ltd.	170,000	$867,453
Yue Yuen Industrial Holdings Ltd.	232,000	776,019

		22,855,139

Italy - 0.6%
Assicurazioni Generali SpA	18,446	332,467
Parmalat SpA	6,881	17,956
Pirelli & C. SpA	45,134	761,733
Recordati SpA	12,627	264,831
Telecom Italia SpA †	122,135	155,211
UnipolSai SpA	61,823	153,158

		1,685,356

Japan - 34.7%
77 Bank Ltd./The	115,000	701,097
Aiful Corp. †	290,200	934,710
Aisin Seiki Co., Ltd.	36,700	1,560,457
Alps Electric Co., Ltd.	48,100	1,483,380
Aoyama Trading Co., Ltd.	5,200	210,076
Bank of Yokohama Ltd./The	139,000	851,232
Bridgestone Corp.	21,300	787,303
Casio Computer Co., Ltd.	11,800	232,752
Central Japan Railway Co.	8,600	1,551,909
Chiba Bank Ltd./The	157,000	1,195,523
Chubu Electric Power Co., Inc.	45,500	678,139
Chugoku Bank Ltd./The	9,400	148,161
CyberAgent, Inc.	14,200	673,655
Daicel Corp.	21,200	272,042
Dai-ichi Life Insurance Co., Ltd./The	153,400	3,012,396
Daiwa Securities Group, Inc.	131,000	979,973
DeNA Co., Ltd.	38,700	760,561
Dentsu, Inc.	13,300	688,043
Disco Corp.	4,500	372,010
Ezaki Glico Co., Ltd.	9,200	456,898
Fuji Heavy Industries Ltd.	62,200	2,287,143
FUJIFILM Holdings Corp.	14,100	503,201
Fujitsu Ltd.	55,000	307,304
Fukuoka Financial Group, Inc.	322,000	1,668,961
Gunma Bank Ltd./The	80,000	590,269
Hachijuni Bank Ltd./The	172,000	1,296,888
Haseko Corp.	124,400	1,465,319
Hiroshima Bank Ltd./The	253,000	1,510,723
Hitachi Chemical Co., Ltd.	38,600	695,226
Hokuhoku Financial Group, Inc.	755,000	1,781,229
Hoya Corp.	14,000	560,696
Iida Group Holdings Co., Ltd.	52,700	837,789
Isuzu Motors Ltd.	16,500	216,473
Iyo Bank Ltd./The	62,900	772,220
Japan Aviation Electronics Industry Ltd.	22,000	598,072
JFE Holdings, Inc.	23,500	520,664
JTEKT Corp.	14,000	264,746
Kaken Pharmaceutical Co., Ltd.	25,000	872,787
Kawasaki Kisen Kaisha Ltd.	127,000	299,611
KDDI Corp.	23,000	555,035
Keiyo Bank Ltd./The	34,000	178,634
Kobe Steel Ltd.	105,000	176,653
Koito Manufacturing Co., Ltd.	43,200	1,682,086
Konica Minolta, Inc.	99,700	1,162,019
Kose Corp.	8,600	707,289
Mazda Motor Corp.	8,800	172,205
Minebea Co., Ltd.	62,000	1,023,518
MISUMI Group, Inc.	14,700	208,692

	SHARES	VALUE (Note 4)
Japan - 34.7% (continued)
Mitsubishi Chemical Holdings Corp.	155,600	$978,200
Mitsubishi Electric Corp.	97,000	1,252,532
Mitsubishi UFJ Financial Group, Inc.	848,300	6,103,066
Mitsubishi UFJ Lease & Finance Co., Ltd.	53,200	290,922
Mixi, Inc.	14,400	714,426
Mizuho Financial Group, Inc.	879,400	1,902,786
MS&AD Insurance Group Holdings, Inc.	22,300	694,161
Murata Manufacturing Co., Ltd.	16,500	2,879,505
Nexon Co., Ltd.	97,100	1,336,825
Nifco, Inc.	6,200	268,722
Nippon Telegraph & Telephone Corp.	32,400	1,173,391
Nishi-Nippon City Bank Ltd./The	551,000	1,587,540
Nissan Motor Co., Ltd.	137,200	1,433,322
Nisshinbo Holdings, Inc.	15,000	167,650
Nitto Denko Corp.	22,200	1,823,116
NOK Corp.	31,200	966,695
NSK Ltd.	23,600	363,894
NTN Corp.	139,000	873,221
ORIX Corp.	161,700	2,401,161
Panasonic Corp.	118,900	1,628,480
Rohm Co., Ltd.	3,600	241,197
SCREEN Holdings Co., Ltd.	96,000	604,148
Seiko Epson Corp.	35,300	625,531
Seino Holdings Co., Ltd.	30,200	338,093
Shimadzu Corp.	35,000	475,026
Shionogi & Co., Ltd.	19,300	747,938
Sohgo Security Services Co., Ltd.	7,000	276,454
Sojitz Corp.	297,500	722,525
Sompo Japan Nipponkoa Holdings, Inc.	50,300	1,841,797
Sony Corp. †	100,300	2,848,205
Sumitomo Chemical Co., Ltd.	239,000	1,436,009
Sumitomo Heavy Industries Ltd.	111,000	646,502
Sumitomo Mitsui Financial Group, Inc.	44,000	1,958,845
Suzuki Motor Corp.	34,300	1,157,607
T&D Holdings, Inc.	57,100	851,220
Taiyo Nippon Sanso Corp.	60,100	727,314
TDK Corp.	18,200	1,393,620
Teijin Ltd.	88,000	341,481
Tohoku Electric Power Co., Inc.	101,600	1,375,612
Tokai Rika Co., Ltd.	17,600	439,608
Tokai Tokyo Financial Holdings, Inc.	30,100	218,789
Tokio Marine Holdings, Inc.	47,700	1,983,800
Tokyo Electric Power Co., Inc. †	258,500	1,408,283
Toshiba TEC Corp.	27,000	146,081
Tosoh Corp.	131,000	813,981
Toyo Tire & Rubber Co., Ltd.	64,700	1,367,243
Toyota Boshoku Corp.	43,200	728,003
Toyota Motor Corp.	126,100	8,438,270
TS Tech Co., Ltd.	7,300	195,200
Tsuruha Holdings, Inc.	2,000	155,570
Yamaguchi Financial Group, Inc.	72,000	896,563
Yamaha Corp.	39,600	798,122
Yamaha Motor Co., Ltd.	50,400	1,101,224

		106,605,245

Jordan - 0.2%
Hikma Pharmaceuticals PLC	16,816	510,798

Netherlands - 2.5%
Aegon NV	46,160	340,577

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Netherlands - 2.5% (continued)
ING Groep NV CVA	266,760	$4,429,651
Koninklijke Ahold NV	158,622	2,977,757

		7,747,985

Singapore - 4.3%
CapitaLand Commercial Trust REIT	273,500	316,544
ComfortDelGro Corp. Ltd.	457,500	1,062,475
DBS Group Holdings Ltd.	266,100	4,082,946
Olam International Ltd.	91,300	127,406
Oversea-Chinese Banking Corp. Ltd.	597,800	4,514,562
Singapore Post Ltd.	158,600	223,047
United Overseas Bank Ltd.	126,700	2,167,707
Yangzijiang Shipbuilding Holdings Ltd.	586,400	615,905

		13,110,592

South Africa - 0.2%
Investec PLC	20,356	182,898
Mondi PLC	24,564	528,845

		711,743

Spain - 1.9%
Endesa SA	44,217	846,829
Ferrovial SA	50,364	1,094,230
Gas Natural SDG SA	19,740	448,242
Iberdrola SA	283,030	1,910,891
Mapfre SA	101,215	349,810
Telefonica SA	86,160	1,227,383

		5,877,385

Sweden - 1.4%
Electrolux AB, Series B	22,788	714,019
Husqvarna AB, B Shares	26,191	197,288
Investor AB, B Shares	5,717	213,162
L E Lundbergforetagen AB, B Shares	11,632	516,510
Nordea Bank AB	23,842	297,352
Securitas AB, B Shares	86,449	1,141,725
Tele2 AB, B Shares	70,395	819,776
Telefonaktiebolaget LM Ericsson, B Shares	28,109	292,759

		4,192,591

Switzerland - 4.9%
Actelion Ltd. †	2,738	400,984
Baloise Holding AG	21,167	2,580,911
Givaudan SA †	692	1,198,064
Swiss Life Holding AG †	8,990	2,058,537
Swiss Re AG	41,311	3,656,964
Swisscom AG	984	551,480
Zurich Insurance Group AG †	15,424	4,695,523

		15,142,463

United Kingdom - 13.0%
3i Group PLC	125,998	1,022,372
AstraZeneca PLC	7,394	467,968
Aviva PLC	212,707	1,647,497
BAE Systems PLC	238,768	1,691,773
Barclays PLC	40,330	165,299
Barratt Developments PLC	52,981	511,019
Berkeley Group Holdings PLC	16,193	850,925
British Land Co. PLC/The REIT	80,014	996,663
BT Group PLC	680,887	4,821,595
Derwent London PLC REIT	6,411	342,447
Direct Line Insurance Group PLC	505,388	2,667,718
Dixons Carphone PLC	216,907	1,542,403

	SHARES	VALUE (Note 4)
United Kingdom - 13.0% (continued)
Fiat Chrysler Automobiles NV †	39,292	$576,420
Hammerson PLC REIT	43,773	423,036
HSBC Holdings PLC	140,660	1,259,528
Imperial Tobacco Group PLC	42,158	2,030,423
Inchcape PLC	27,569	350,940
Informa PLC	27,179	233,426
International Consolidated Airlines Group SA †	108,389	842,302
Intu Properties PLC REIT	169,532	818,952
Kingfisher PLC	79,861	435,601
Land Securities Group PLC REIT	27,580	521,512
Legal & General Group PLC	187,218	732,034
Marks & Spencer Group PLC	185,873	1,568,012
National Grid PLC	238,718	3,072,499
Next PLC	2,690	314,843
Persimmon PLC †	31,456	975,953
Prudential PLC	55,247	1,331,428
Royal Mail PLC	53,125	429,490
Sage Group PLC/The	51,318	413,086
Shire PLC	34,314	2,757,115
Sky PLC	12,241	199,377
Taylor Wimpey PLC	138,707	404,508
Vodafone Group PLC	272,044	992,388
William Hill PLC	40,223	254,789
WPP PLC	95,069	2,133,936

		39,799,277

TOTAL COMMON STOCKS (cost $297,225,802)		297,353,918

EXCHANGE TRADED FUNDS (ETF) - 2.0%

United States - 2.0%
iShares MSCI EAFE ETF (1)
(cost $6,130,960)	95,585	6,068,692

MONEY MARKET FUNDS - 1.2%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (a)
(cost $3,749,278)	3,749,278	3,749,278

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 100.1% (cost $307,106,040)		307,171,888

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)		(352,803)

NET ASSETS - 100.0%		$306,819,085

†	Non-income producing security.
(a)	Represents annualized seven-day yield as of the close of the reporting period.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

The following abbreviations are used in portfolio descriptions:

CVA - Dutch Certificate of Shares

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$61,901,207	20.3%
Consumer Staples	15,716,265	5.1
Energy	436,925	0.1
Exchange-Traded Funds	6,068,692	2.0
Financials	123,672,525	40.4
Health Care	9,515,351	3.1
Industrials	22,235,205	7.2
Information Technology	18,252,280	5.9
Materials	11,190,380	3.6
Telecommunication Services	21,530,047	7.0
Utilities	12,903,733	4.2
Money Market Funds	3,749,278	1.2

Total Investments In Securities, At Value	307,171,888	100.1
Liabilities in Excess of Other Assets	(352,803)	(0.1)

Net Assets	$306,819,085	100.0%

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2015 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

COMMON STOCKS - 95.7%	SHARES	VALUE (Note 4)
Brazil - 4.5%
Banco Bradesco SA ADR (1)	129,282	$1,184,223
Banco do Brasil SA (1)	111,700	872,303
BRF SA ADR (1)	46,931	981,327
Cia Energetica de Minas Gerais ADR (1)	38,042	144,940
Cia Paranaense de Energia ADR (1)	15,535	170,885
EDP - Energias do Brasil SA (1)	38,800	143,639
Fibria Celulose SA ADR (1)(a)	47,430	645,522
Itau Unibanco Holding SA ADR (1)	161,911	1,772,926
JBS SA (1)	202,100	1,063,445
Porto Seguro SA (1)	29,400	391,483
Telefonica Brasil SA ADR (1)(a)	59,700	831,621

		8,202,314

Chile - 0.5%
Enersis SA ADR (1)	58,705	929,300

China - 29.6%
Agricultural Bank of China Ltd., H Shares †	2,761,000	1,483,248
Anhui Conch Cement Co., Ltd., H Shares	168,500	590,380
ANTA Sports Products Ltd.	234,000	567,285
Bank of China Ltd., H Shares	8,378,000	5,437,165
Bank of Communications Co., Ltd., H Shares	1,727,000	1,797,598
Beijing Capital International Airport Co., Ltd., H Shares	376,000	432,933
China CITIC Bank Corp. Ltd., H Shares †	962,000	765,947
China Communications Services Corp. Ltd., H Shares	278,000	140,392
China Construction Bank Corp., H Shares	7,655,000	6,982,554
China Everbright Bank Co., Ltd., H Shares	1,811,000	1,084,700
China Galaxy Securities Co., Ltd., H Shares †	162,500	211,213
China Merchants Bank Co., Ltd., H Shares	956,500	2,778,308
China Minsheng Banking Corp. Ltd., H Shares	1,911,000	2,500,616
China National Building Material Co., Ltd., H Shares	476,000	449,429
China Pacific Insurance Group Co., Ltd., H Shares	81,000	388,045
China Petroleum & Chemical Corp. ADR (1)	2,551	218,646
China Railway Construction Corp. Ltd., H Shares	211,500	326,533
China Shenhua Energy Co., Ltd., H Shares	64,000	145,755
China Southern Airlines Co., Ltd., H Shares †	184,000	215,542
China Telecom Corp. Ltd., H Shares	1,916,000	1,122,201
China Vanke Co., Ltd., H Shares	180,200	442,435
Chongqing Rural Commercial Bank Co., Ltd., H Shares	902,000	721,483
CNOOC Ltd. ADR (1)(a)	17,705	2,512,694
Country Garden Holdings Co., Ltd.	1,872,000	821,847
Datang International Power Generation Co., Ltd., H Shares	1,018,000	521,445
Dongfeng Motor Group Co., Ltd., H Shares	400,000	535,874

	SHARES	VALUE (Note 4)
China - 29.6% (continued)
Evergrande Real Estate Group Ltd.	1,310,000	$780,483
Geely Automobile Holdings Ltd.	1,140,000	607,754
GOME Electrical Appliances Holding Ltd.	999,000	220,148
Huadian Power International Corp. Ltd., H Shares	842,000	930,347
Huaneng Power International, Inc., H Shares	762,000	1,060,515
Industrial & Commercial Bank of China Ltd., H Shares	7,335,000	5,820,515
Lenovo Group Ltd.	102,000	141,022
Longfor Properties Co., Ltd.	534,500	849,379
New China Life Insurance Co., Ltd., H Shares	18,500	110,492
People’s Insurance Co. Group of China Ltd./The, H Shares	1,201,000	767,799
PetroChina Co., Ltd. ADR (1)	1,542	170,869
PICC Property & Casualty Co., Ltd., H Shares	612,000	1,393,156
Ping An Insurance Group Co. of China Ltd., H Shares	423,000	5,708,607
Shui On Land Ltd.	1,015,500	287,849
Sihuan Pharmaceutical Holdings Group Ltd. (3)(b)	24,000	13,654
Sino-Ocean Land Holdings Ltd.	1,273,500	960,331
Sinopharm Group Co., Ltd., H Shares	57,200	254,007
Sunac China Holdings Ltd.	220,000	240,584
Weichai Power Co., Ltd., H Shares	97,000	322,880
ZHuzhou CSR Times Electric Co., Ltd., H Shares	13,000	97,175

		53,931,834

Hong Kong - 9.4%
Belle International Holdings Ltd.	995,000	1,145,743
China Everbright Ltd.	206,000	713,341
China Mobile Ltd. ADR (1)	110,886	7,106,684
China Power International Development Ltd.	247,000	188,066
China Resources Cement Holdings Ltd.	156,000	86,950
China Resources Land Ltd.	420,000	1,359,267
China Resources Power Holdings Co., Ltd.	232,000	646,594
China Taiping Insurance Holdings Co., Ltd. †	178,000	637,271
China Unicom Hong Kong Ltd.	776,000	1,213,187
CITIC Ltd.	467,000	837,490
Far East Horizon Ltd.	811,000	770,770
Franshion Properties China Ltd. †(a)	1,690,000	603,156
New World China Land Ltd.	22,000	12,976
Nine Dragons Paper Holdings Ltd.	111,000	96,827
Shimao Property Holdings Ltd.	404,000	795,272
Sino Biopharmaceutical Ltd.	232,000	268,974
Yuexiu Property Co., Ltd.	3,216,000	700,152

		17,182,720

Hungary - 0.8%
MOL Hungarian Oil & Gas PLC	10,524	538,476
OTP Bank PLC	46,036	909,857

		1,448,333

India - 2.4%
Infosys Ltd. ADR (1)(a)	60,280	955,438
Reliance Industries Ltd. GDR (LSE) 144A (c)	1,094	34,054

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
India - 2.4% (continued)
Reliance Industries Ltd. GDR 144A (c)	15,282	$480,011
State Bank of India GDR	29,565	1,221,629
Tata Motors Ltd. ADR (1)	48,535	1,673,001

		4,364,133

Indonesia - 0.6%
Adaro Energy Tbk PT	3,533,600	200,812
Bank Negara Indonesia Persero Tbk PT	841,800	333,742
Tambang Batubara Bukit Asam Persero Tbk PT	341,900	214,732
Telekomunikasi Indonesia Persero Tbk PT	894,200	196,003
United Tractors Tbk PT	145,900	222,516

		1,167,805

Korea, Republic of - 14.6%
Amorepacific Corp.	2,126	795,041
AMOREPACIFIC Group	4,630	774,827
BNK Financial Group, Inc.	29,722	377,879
CJ Corp.	3,430	908,724
Daewoo Securities Co., Ltd.	27,492	374,762
Dongbu Insurance Co., Ltd.	8,287	419,054
Hankook Tire Co., Ltd.	9,821	369,353
Hanwha Corp.	16,628	702,960
Hanwha Life Insurance Co., Ltd.	105,679	751,395
Hyosung Corp.	3,627	467,040
Hyundai Department Store Co., Ltd.	1,458	191,893
Hyundai Development Co.-Engineering & Construction	5,964	353,309
Hyundai Marine & Fire Insurance Co., Ltd.	3,381	89,310
Hyundai Steel Co.	10,690	648,544
Industrial Bank of Korea	39,585	512,088
KB Financial Group, Inc.	29,529	975,281
Kia Motors Corp.	6,452	261,758
Korea Electric Power Corp.	25,385	1,037,614
Korea Investment Holdings Co., Ltd.	14,060	800,959
Korean Air Lines Co., Ltd. †	17,678	641,284
KT Corp. †	9,759	248,672
LG Corp.	5,728	316,887
LG Display Co., Ltd.	37,535	866,632
LG Household & Health Care Ltd.	851	589,908
LG Innotek Co., Ltd.	933	83,753
LG Uplus Corp.	66,041	583,403
Lotte Chemical Corp.	1,907	493,365
Mirae Asset Securities Co., Ltd.	17,844	805,481
NH Investment & Securities Co., Ltd.	14,486	157,901
Samsung Card Co., Ltd.	26,645	882,500
Samsung Electro-Mechanics Co., Ltd.	3,239	148,154
Samsung Electronics Co., Ltd. GDR 144A (c)	9,634	5,475,778
Samsung Electronics Co., Ltd. (LSE) GDR	521	296,961
Samsung Fire & Marine Insurance Co., Ltd.	2,685	707,501
Samsung Life Insurance Co., Ltd.	3,837	369,702
Shinhan Financial Group Co., Ltd.	14,074	523,862
SK Hynix, Inc.	34,749	1,317,040
SK Innovation Co., Ltd. †	779	84,934
SK Telecom Co., Ltd. ADR (1)(a)	51,060	1,265,777

		26,671,286

Malaysia - 0.8%
Tenaga Nasional Bhd	312,200	1,045,835
YTL Corp. Bhd	994,100	408,205

		1,454,040

	SHARES	VALUE (Note 4)
Malta - 0.1%
Brait SE †	21,478	$217,753

Mexico - 0.9%
America Movil SAB de CV, Class L ADR (1)	42,506	905,803
Arca Continental SAB de CV (1)	29,400	167,038
Gruma SAB de CV, Class B (1)	36,300	466,455

		1,539,296

Peru - 0.2%
Cia de Minas Buenaventura SAA ADR (1)	20,169	209,354
Credicorp Ltd. (1)	1,563	217,132

		426,486

Poland - 2.2%
Enea SA	112,430	476,769
Energa SA	81,036	490,341
Grupa Azoty SA †	16,511	362,610
KGHM Polska Miedz SA	19,062	539,938
PGE Polska Grupa Energetyczna SA	69,018	338,469
Polski Koncern Naftowy Orlen SA	34,047	668,722
Polskie Gornictwo Naftowe i Gazownictwo SA	484,135	850,025
Tauron Polska Energia SA	284,977	331,823

		4,058,697

Russia - 1.7%
MMC Norilsk Nickel PJSC ADR (1)(LSE)	43,637	739,647
MMC Norilsk Nickel PJSC ADR (1)	25,217	427,428
Severstal PAO GDR	84,735	895,229
Sistema JSFC GDR	17,469	154,990
Tatneft OAO ADR (LSE)	3,376	108,096
Tatneft OAO ADR (1)	23,020	747,920

		3,073,310

South Africa - 5.4%
Discovery Ltd.	37,849	393,083
FirstRand Ltd.	123,923	542,933
Foschini Group Ltd./The	18,469	241,430
Gold Fields Ltd. ADR (1)	59,200	191,216
Growthpoint Properties Ltd. REIT	63,749	138,577
Hyprop Investments Ltd.	10,120	100,573
Investec Ltd.	48,617	437,388
Liberty Holdings Ltd.	41,551	496,318
MMI Holdings Ltd.	301,498	747,516
Mondi Ltd.	5,367	117,644
MTN Group Ltd.	96,058	1,804,370
Netcare Ltd.	139,310	438,291
Redefine Properties Ltd. REIT	506,938	425,238
Resilient Property Income Fund Ltd.	59,274	469,717
Sanlam Ltd.	62,210	338,645
Sappi Ltd. †	143,283	507,745
Steinhoff International Holdings Ltd.	168,247	1,064,789
Telkom SA SOC Ltd. †	115,046	606,258
Truworths International Ltd.	30,186	212,419
Woolworths Holdings Ltd.	57,535	466,211

		9,740,361

Taiwan - 17.0%
Advanced Semiconductor Engineering, Inc.	724,000	980,952
Asustek Computer, Inc.	58,000	564,861
AU Optronics Corp.	1,994,000	884,690
Casetek Holdings Ltd.	14,000	86,603
Catcher Technology Co., Ltd.	89,000	1,112,679

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Taiwan - 17.0% (continued)
Cathay Financial Holding Co., Ltd. †	649,200	$1,133,471
Chailease Holding Co., Ltd.	306,000	737,842
Chicony Electronics Co., Ltd. †	126,000	338,195
China Airlines Ltd. †	1,669,000	710,984
China Development Financial Holding Corp.	1,486,000	563,065
China Life Insurance Co., Ltd./Taiwan	712,000	728,529
Compal Electronics, Inc.	689,000	524,083
CTBC Financial Holding Co., Ltd.	1,030,000	811,299
Eva Airways Corp. †	1,148,000	783,881
Evergreen Marine Corp. Taiwan Ltd.	311,000	161,454
Far EasTone Telecommunications Co., Ltd.	199,000	481,028
Foxconn Technology Co., Ltd.	331,300	1,202,036
Fubon Financial Holding Co., Ltd.	859,000	1,707,165
Hon Hai Precision Industry Co., Ltd.	882,600	2,773,468
Innolux Corp.	1,826,000	951,372
Inotera Memories, Inc. †	512,000	407,733
Largan Precision Co., Ltd.	2,000	228,302
Mega Financial Holding Co., Ltd.	98,000	88,271
Novatek Microelectronics Corp.	86,000	414,811
Pegatron Corp.	340,000	994,822
Pou Chen Corp.	390,000	556,333
Powertech Technology, Inc.	285,000	616,693
Realtek Semiconductor Corp.	134,000	343,415
Shin Kong Financial Holding Co., Ltd.	2,602,525	794,428
Siliconware Precision Industries Co., Ltd.	364,000	555,388
SinoPac Financial Holdings Co., Ltd.	306,000	135,346
Taiwan Business Bank †	289,000	89,062
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (1)	240,416	5,459,847
Transcend Information, Inc.	110,000	404,771
United Microelectronics Corp.	1,907,000	805,412
Wan Hai Lines Ltd.	771,000	612,234
Wistron Corp.	364,000	275,934
WPG Holdings Ltd.	193,000	241,741
Yang Ming Marine Transport Corp. †	339,000	118,745
Zhen Ding Technology Holding Ltd.	169,000	592,080

		30,973,025

Thailand - 2.6%
Bangkok Bank PCL NVDR	52,600	276,634
Delta Electronics Thailand PCL NVDR	242,500	648,319
Glow Energy PCL NVDR	46,100	116,024
IRPC PCL NVDR	1,334,100	176,548
Kasikornbank PCL NVDR	137,500	767,112
Krung Thai Bank PCL NVDR	828,000	418,307
PTT PCL NVDR	114,600	1,214,687
Siam Commercial Bank PCL/The NVDR	37,200	170,857
Thai Oil PCL NVDR	151,900	246,781
Thai Union Frozen Products PCL NVDR	412,100	265,557
TMB Bank PCL NVDR	4,905,800	339,015

		4,639,841

Turkey - 2.4%
Akbank TAS	51,743	149,567
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	168,146	173,146
Eregli Demir ve Celik Fabrikalari TAS	248,753	402,449
TAV Havalimanlari Holding AS	88,950	755,143
Turk Hava Yollari AO †	258,315	847,918
Turk Telekomunikasyon AS	275,194	722,972

	SHARES	VALUE (Note 4)
Turkey - 2.4% (continued)
Turkcell Iletisim Hizmetleri AS	79,079	$363,808
Turkiye Is Bankasi, Class C	76,118	160,072
Turkiye Sise ve Cam Fabrikalari AS	428,374	576,888
Turkiye Vakiflar Bankasi Tao, Class D	87,307	140,292

		4,292,255

TOTAL COMMON STOCKS (cost $181,135,464)		174,312,789

PREFERRED STOCKS - 0.8%

Brazil - 0.8%
Banco do Estado do Rio Grande do Sul SA, Series B (1)	122,800	351,918
Cia Energetica de Sao Paulo, Series B (1)	50,300	317,257
Itausa - Investimentos Itau SA (1)	76,810	220,121
Suzano Papel e Celulose SA, Series A (1)	125,000	664,983

TOTAL PREFERRED STOCKS (cost $1,749,154)		1,554,279

EXCHANGE TRADED FUNDS (ETF) - 2.0%

United States - 2.0%
iShares MSCI Emerging Markets ETF (1)(a)
(cost $3,681,826)	92,714	3,673,328

SECURITIES LENDING COLLATERAL - 1.6%

Money Market Funds - 1.6%
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank
Dreyfus Treasury Cash Management, 0.010% (d)(e)
(cost $2,864,273)	2,864,273	2,864,273

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 100.1%
(cost $189,430,717)		182,404,669

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)		(235,365)

NET ASSETS - 100.0%		$182,169,304

†	Non-income producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $2,622,583; cash collateral of $2,864,273 was received with which the Fund purchased a money market fund.
(b)	Security fair valued as of June 30, 2015 using procedures approved by the Board of Trustees. The total value of positions fair valued was $13,654 or 0.0% of total net assets.
(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(e)	Represents annualized seven-day yield as of the close of the reporting period.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

LSE - London Stock Exchange

NVDR - Non-Voting Depositary Receipt

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$8,113,992	4.5%
Consumer Staples	5,103,598	2.8
Energy	8,613,762	4.7
Exchange-Traded Funds	3,673,328	2.0
Financials	76,840,790	42.2
Health Care	974,926	0.5
Industrials	9,242,518	5.1
Information Technology	30,692,983	16.8
Materials	9,239,262	5.1
Telecommunication Services	17,747,170	9.7
Utilities	9,298,067	5.1
Securities Lending Collateral	2,864,273	1.6

Total Investments In Securities, At Value	182,404,669	100.1
Liabilities in Excess of Other Assets	(235,365)	(0.1)

Net Assets	$182,169,304	100.0%

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2015 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

COMMON STOCKS - 91.3%	SHARES	VALUE (Note 4)
Consumer Discretionary - 16.3%
Advance Auto Parts, Inc.	159	$25,327
AutoZone, Inc. †	117	78,027
Bed Bath & Beyond, Inc. †	602	41,526
Best Buy Co., Inc.	1,775	57,883
Brinker International, Inc.	203	11,703
Burlington Stores, Inc. †	394	20,173
Cablevision Systems Corp., Class A	983	23,533
Carter’s, Inc.	82	8,717
Columbia Sportswear Co.	170	10,278
Comcast Corp., Class A	4,269	256,738
Cracker Barrel Old Country Store, Inc.	81	12,082
Dillard’s, Inc., Class A	122	12,833
Dollar General Corp.	1,273	98,963
Dollar Tree, Inc. †	907	71,644
Domino’s Pizza, Inc.	132	14,969
Expedia, Inc.	401	43,849
Foot Locker, Inc.	524	35,113
GameStop Corp., Class A	285	12,244
Gannett Co., Inc. †	513	7,170
Gap, Inc./The	1,571	59,965
Goodyear Tire & Rubber Co./The	1,080	32,562
Graham Holdings Co., Class B	15	16,126
H&R Block, Inc.	485	14,380
Hanesbrands, Inc.	537	17,893
Harman International Industries, Inc.	186	22,123
Hasbro, Inc.	252	18,847
Home Depot, Inc./The	2,517	279,714
HSN, Inc.	143	10,037
John Wiley & Sons, Inc., Class A	191	10,385
Kohl’s Corp.	890	55,723
L Brands, Inc.	1,254	107,505
Lear Corp.	403	45,241
Leggett & Platt, Inc.	273	13,290
Lowe’s Cos., Inc.	3,188	213,500
Macy’s, Inc.	1,477	99,653
Mohawk Industries, Inc. †	357	68,151
NIKE, Inc., Class B	2,426	262,057
Nordstrom, Inc.	365	27,193
NVR, Inc. †	9	12,060
O’Reilly Automotive, Inc. †	338	76,381
Ross Stores, Inc.	1,604	77,970
Royal Caribbean Cruises Ltd.	477	37,535
Sally Beauty Holdings, Inc. †	438	13,832
Skechers U.S.A., Inc., Class A †	378	41,501
Staples, Inc.	2,258	34,570
Target Corp.	2,473	201,871
TEGNA, Inc.	1,025	32,872
Time Warner, Inc.	625	54,631
TJX Cos., Inc./The	2,587	171,182
Tractor Supply Co.	96	8,634
Ulta Salon Cosmetics & Fragrance, Inc. †	136	21,005
Whirlpool Corp.	500	86,525
Williams-Sonoma, Inc.	131	10,777
Wyndham Worldwide Corp.	130	10,648

		3,109,111

Consumer Staples - 8.3%
Altria Group, Inc.	3,668	179,402
Archer-Daniels-Midland Co.	1,694	81,685
Bunge Ltd.	174	15,277

	SHARES	VALUE (Note 4)
Consumer Staples - 8.3% (continued)
ConAgra Foods, Inc.	249	$10,886
Costco Wholesale Corp.	1,601	216,231
Coty, Inc., Class A †	1,212	38,748
CVS Health Corp.	2,611	273,842
Dr Pepper Snapple Group, Inc.	188	13,705
Energizer Holdings, Inc.	76	9,998
Ingredion, Inc.	127	10,136
Kroger Co./The	1,998	144,875
Molson Coors Brewing Co., Class B	148	10,332
Monster Beverage Corp. †	544	72,907
PepsiCo, Inc.	1,772	165,398
Pilgrim’s Pride Corp.	933	21,431
Pinnacle Foods, Inc.	204	9,290
Reynolds American, Inc.	588	43,900
Rite Aid Corp. †	3,504	29,258
Seaboard Corp. †	3	10,797
Tyson Foods, Inc., Class A	258	10,999
Walgreens Boots Alliance, Inc.	552	46,611
Wal-Mart Stores, Inc.	2,186	155,053
Whole Foods Market, Inc.	332	13,094

		1,583,855

Energy - 1.5%
Marathon Petroleum Corp.	1,838	96,146
Tesoro Corp.	702	59,256
Valero Energy Corp.	1,692	105,919
Western Refining, Inc.	360	15,703

		277,024

Financials - 21.6%
Aflac, Inc.	445	27,679
Alleghany Corp. †	24	11,250
Allstate Corp./The	1,714	111,187
American Financial Group, Inc.	144	9,366
American International Group, Inc.	4,507	278,623
Ameriprise Financial, Inc.	444	55,469
AmTrust Financial Services, Inc.	191	12,512
Arch Capital Group Ltd. †	237	15,870
Assured Guaranty Ltd.	592	14,202
Bank of New York Mellon Corp./The	3,702	155,373
Berkshire Hathaway, Inc., Class B †	2,993	407,377
BlackRock, Inc.	136	47,053
Capital One Financial Corp.	2,448	215,351
CBRE Group, Inc., Class A †	1,124	41,588
Chubb Corp./The	724	68,881
Citigroup, Inc.	5,875	324,535
CNO Financial Group, Inc.	545	10,001
Credit Acceptance Corp. †	55	13,540
Discover Financial Services	292	16,825
Everest Re Group Ltd.	119	21,659
First American Financial Corp.	315	11,721
First Horizon National Corp.	588	9,214
FNF Group	515	19,050
Goldman Sachs Group, Inc./The	1,482	309,427
Hanover Insurance Group, Inc./The	150	11,104
Hartford Financial Services Group, Inc./The	689	28,642
Huntington Bancshares, Inc.	831	9,399
Intercontinental Exchange, Inc.	51	11,404
Janus Capital Group, Inc.	626	10,717
Jones Lang LaSalle, Inc.	101	17,271
JPMorgan Chase & Co.	4,497	304,717
Lincoln National Corp.	391	23,155

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Financials - 21.6% (continued)
Macerich Co./The REIT	418	$31,183
Mercury General Corp.	166	9,238
MetLife, Inc.	4,434	248,260
MGIC Investment Corp. †	779	8,865
Morgan Stanley	5,760	223,430
NASDAQ OMX Group, Inc./The	202	9,860
Navient Corp.	691	12,583
PNC Financial Services Group, Inc./The	1,746	167,005
Principal Financial Group, Inc.	270	13,848
Progressive Corp./The	1,428	39,741
Prudential Financial, Inc.	228	19,955
Radian Group, Inc.	638	11,969
Raymond James Financial, Inc.	147	8,758
Reinsurance Group of America, Inc.	116	11,005
State Street Corp.	1,423	109,571
SunTrust Banks, Inc.	1,047	45,042
Travelers Cos., Inc./The	1,764	170,508
Validus Holdings Ltd.	276	12,141
Wells Fargo & Co.	5,631	316,687
White Mountains Insurance Group Ltd.	14	9,169
WR Berkley Corp.	235	12,204

		4,115,184

Health Care - 12.2%
AbbVie, Inc.	796	53,483
Aetna, Inc.	1,417	180,611
AmerisourceBergen Corp.	492	52,319
Amgen, Inc.	1,248	191,593
Anthem, Inc.	1,013	166,274
Becton Dickinson and Co.	367	51,986
Biogen, Inc. †	216	87,251
Boston Scientific Corp. †	590	10,443
Celgene Corp. †	1,264	146,289
Centene Corp. †	597	47,999
Community Health Systems, Inc. †	142	8,942
Edwards Lifesciences Corp. †	360	51,275
Eli Lilly & Co.	543	45,335
Express Scripts Holding Co. †	676	60,123
Gilead Sciences, Inc.	2,321	271,743
HCA Holdings, Inc. †	1,625	147,420
Health Net, Inc. †	208	13,337
Humana, Inc.	595	113,812
LifePoint Health, Inc. †	137	11,912
McKesson Corp.	373	83,854
Medtronic PLC (Ireland)	174	12,893
Molina Healthcare, Inc. †	239	16,802
Pfizer, Inc.	2,404	80,606
Quest Diagnostics, Inc.	190	13,779
Quintiles Transnational Holdings, Inc. †	161	11,690
ResMed, Inc.	187	10,541
STERIS Corp.	136	8,764
United Therapeutics Corp. †	96	16,699
UnitedHealth Group, Inc.	2,280	278,160
Universal Health Services, Inc., Class B	244	34,672
VCA, Inc. †	215	11,697
Zimmer Biomet Holdings, Inc.	100	10,923
Zoetis, Inc.	598	28,836

		2,332,063

Industrials - 9.4%
3M Co.	1,351	208,459
ADT Corp./The	416	13,965
Alaska Air Group, Inc.	187	12,048

	SHARES	VALUE (Note 4)
Industrials - 9.4% (continued)
AMERCO	28	$9,154
American Airlines Group, Inc.	2,088	83,384
Boeing Co./The	815	113,057
Caterpillar, Inc.	113	9,585
Cintas Corp.	294	24,870
CSX Corp.	1,978	64,582
Delta Air Lines, Inc.	2,773	113,915
Deluxe Corp.	225	13,950
Equifax, Inc.	136	13,204
FedEx Corp.	1,021	173,978
General Dynamics Corp.	1,117	158,268
HD Supply Holdings, Inc. †	765	26,913
Huntington Ingalls Industries, Inc.	94	10,583
JetBlue Airways Corp. †	1,905	39,548
Lockheed Martin Corp.	397	73,802
Macquarie Infrastructure Corp.	107	8,841
Masco Corp.	1,391	37,098
Northrop Grumman Corp.	707	112,151
Pitney Bowes, Inc.	426	8,865
Robert Half International, Inc.	246	13,653
Ryder System, Inc.	105	9,174
Snap-on, Inc.	93	14,810
Southwest Airlines Co.	2,774	91,792
Spirit AeroSystems Holdings, Inc., Class A †	272	14,990
Stanley Black & Decker, Inc.	732	77,036
Textron, Inc.	195	8,703
Union Pacific Corp.	1,252	119,403
United Continental Holdings, Inc. †	1,474	78,137
United Rentals, Inc. †	121	10,602
Waste Management, Inc.	355	16,454

		1,784,974

Information Technology - 19.1%
Activision Blizzard, Inc.	2,630	63,672
Amdocs Ltd.	352	19,216
Apple, Inc.	7,532	944,701
Applied Materials, Inc.	3,002	57,698
ARRIS Group, Inc. †	475	14,535
Booz Allen Hamilton Holding Corp.	400	10,096
Broadcom Corp., Class A	1,853	95,411
Brocade Communications Systems, Inc.	1,205	14,315
CA, Inc.	336	9,841
Cavium, Inc. †	159	10,941
CDW Corp.	275	9,427
Cisco Systems, Inc.	10,228	280,861
Corning, Inc.	3,608	71,186
eBay, Inc. †	1,135	68,372
Electronic Arts, Inc. †	1,474	98,021
EMC Corp.	5,759	151,980
Facebook, Inc., Class A †	123	10,549
Fiserv, Inc. †	643	53,260
Global Payments, Inc.	94	9,724
Harris Corp.	154	11,844
Hewlett-Packard Co.	3,560	106,836
Intel Corp.	8,968	272,762
Jabil Circuit, Inc.	511	10,879
Juniper Networks, Inc.	489	12,699
Lam Research Corp.	514	41,814
Marvell Technology Group Ltd.	881	11,616
Micron Technology, Inc. †	3,838	72,308
Microsoft Corp.	7,463	329,491

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Information Technology - 19.1% (continued)
NetApp, Inc.	821	$25,911
NVIDIA Corp.	1,869	37,586
ON Semiconductor Corp. †	1,114	13,023
Oracle Corp.	2,675	107,802
Qorvo, Inc. †	590	47,359
Rackspace Hosting, Inc. †	452	16,810
Red Hat, Inc. †	406	30,828
SanDisk Corp.	144	8,384
Skyworks Solutions, Inc.	909	94,627
Symantec Corp.	2,362	54,917
Synopsys, Inc. †	246	12,460
Teradyne, Inc.	443	8,545
Texas Instruments, Inc.	3,541	182,397
Verint Systems, Inc. †	199	12,088
VeriSign, Inc. †	212	13,085
Western Digital Corp.	782	61,324
Western Union Co./The	1,634	33,219
Xerox Corp.	2,393	25,462

		3,649,882

Materials - 1.6%
Alcoa, Inc.	2,848	31,755
Ball Corp.	141	9,891
Berry Plastics Group, Inc. †	376	12,182
Celanese Corp., Series A	145	10,423
CF Industries Holdings, Inc.	261	16,777
Crown Holdings, Inc. †	270	14,286
Dow Chemical Co./The	272	13,918
Graphic Packaging Holding Co.	657	9,152
International Paper Co.	1,483	70,576
Rock-Tenn Co., Class A	630	37,926
Sealed Air Corp.	172	8,837
Sherwin-Williams Co./The	226	62,155
Steel Dynamics, Inc.	548	11,352

		309,230

Telecommunication Services - 0.3%
AT&T, Inc.	1,193	42,375
CenturyLink, Inc.	279	8,197

		50,572

Utilities - 1.0%
American Electric Power Co., Inc.	703	37,238
Consolidated Edison, Inc.	192	11,113
Duke Energy Corp.	162	11,440
Entergy Corp.	157	11,068
Exelon Corp.	1,423	44,711
PG&E Corp.	869	42,668
Pinnacle West Capital Corp.	167	9,501
Public Service Enterprise Group, Inc.	362	14,219

		181,958

TOTAL COMMON STOCKS (cost $17,555,816)		17,393,853

EXCHANGE TRADED FUNDS (ETF) - 4.8%
SPDR S&P 500 ETF Trust
(cost $932,551)	4,498	925,914

	SHARES	VALUE (Note 4)

MONEY MARKET FUNDS - 3.8%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (2)(a)
(cost $721,732)	721,732	$721,732

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 99.9% (cost $19,210,099)		19,041,499

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		14,460

NET ASSETS - 100.0%		$19,055,959

All securities are United States companies, unless noted otherwise in parentheses.

†	Non-income producing security.
(a)	Represents annualized seven-day yield as of the close of the reporting period.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2015 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

COMMON STOCKS - 96.7%	SHARES	VALUE (Note 4)
Consumer Discretionary - 20.2%
1-800-Flowers.com, Inc., Class A †	775	$8,107
Aaron’s, Inc.	106	3,838
Abercrombie & Fitch Co., Class A (a)	97	2,086
AMC Entertainment Holdings, Inc., Class A	111	3,405
American Axle & Manufacturing Holdings, Inc. †	318	6,649
American Eagle Outfitters, Inc.	833	14,344
America’s Car-Mart, Inc. †	83	4,094
Asbury Automotive Group, Inc. †	105	9,515
Barnes & Noble, Inc. †	313	8,125
Bassett Furniture Industries, Inc.	122	3,466
Big 5 Sporting Goods Corp.	84	1,194
Big Lots, Inc.	272	12,237
Buckle, Inc./The (a)	218	9,978
Build-A-Bear Workshop, Inc. †	237	3,790
Caleres, Inc.	234	7,437
Capella Education Co.	60	3,220
Carrols Restaurant Group, Inc. †	172	1,789
Cato Corp./The, Class A	140	5,426
Chegg, Inc. †	309	2,423
Cherokee, Inc.	46	1,296
Chico’s FAS, Inc.	443	7,367
Children’s Place, Inc./The	112	7,326
Christopher & Banks Corp. †	309	1,239
Citi Trends, Inc. †	212	5,130
Cooper Tire & Rubber Co.	316	10,690
Cooper-Standard Holding, Inc. †	81	4,979
Core-Mark Holding Co., Inc.	91	5,392
Culp, Inc.	91	2,821
Deckers Outdoor Corp. †	99	7,125
Denny’s Corp. †	227	2,635
Diamond Resorts International, Inc. †	290	9,150
Ethan Allen Interiors, Inc.	147	3,872
Express, Inc. †	127	2,300
Famous Dave’s of America, Inc. †(a)	109	2,185
Finish Line, Inc./The, Class A	221	6,148
Flexsteel Industries, Inc.	104	4,481
Genesco, Inc. †	89	5,877
Gentherm, Inc. †	115	6,315
G-III Apparel Group Ltd. †	220	15,477
Group 1 Automotive, Inc.	105	9,537
Haverty Furniture Cos., Inc.	164	3,546
Helen of Troy Ltd. †	136	13,259
Hooker Furniture Corp.	59	1,481
Houghton Mifflin Harcourt Co. †	481	12,121
Iconix Brand Group, Inc. †	115	2,872
Installed Building Products, Inc. †	51	1,248
Isle of Capri Casinos, Inc. †	130	2,360
Jack in the Box, Inc.	113	9,962
JC Penney Co., Inc. †(a)	794	6,725
Kirkland’s, Inc.	95	2,648
Lakeland Industries, Inc. †(a)	246	2,814
Lands’ End, Inc. †(a)	58	1,440
Libbey, Inc.	134	5,538
Lithia Motors, Inc., Class A	60	6,790
Marcus Corp./The	118	2,263
Marriott Vacations Worldwide Corp.	174	15,965
Mattress Firm Holding Corp. †(a)	79	4,815
Meredith Corp.	140	7,301
Modine Manufacturing Co. †	298	3,198

	SHARES	VALUE (Note 4)
Consumer Discretionary - 20.2% (continued)
Motorcar Parts of America, Inc. †	78	$2,347
Movado Group, Inc. (a)	145	3,938
Murphy USA, Inc. †	87	4,856
Nathan’s Famous, Inc.	80	2,965
Nautilus, Inc. †	308	6,625
New Media Investment Group, Inc.	75	1,345
Nexstar Broadcasting Group, Inc., Class A	27	1,512
Nutrisystem, Inc.	108	2,687
Outerwall, Inc.	91	6,926
Overstock.com, Inc. †	154	3,471
Penn National Gaming, Inc. †	92	1,688
Perry Ellis International, Inc. †	193	4,588
PetMed Express, Inc.	139	2,401
Popeyes Louisiana Kitchen, Inc. †	109	6,539
Regis Corp. †	287	4,523
Rent-A-Center, Inc. (a)	96	2,722
Rocky Brands, Inc.	63	1,178
Ruby Tuesday, Inc. †	615	3,856
Ruth’s Hospitality Group, Inc.	76	1,225
Scholastic Corp.	164	7,237
Select Comfort Corp. †	237	7,127
Shoe Carnival, Inc.	81	2,338
Shutterfly, Inc. †	65	3,108
Skullcandy, Inc. †	333	2,554
Smith & Wesson Holding Corp. †(a)	136	2,256
Sonic Automotive, Inc., Class A	222	5,290
Sonic Corp.	55	1,584
Speedway Motorsports, Inc.	225	5,096
Stage Stores, Inc. (a)	149	2,612
Standard Motor Products, Inc.	135	4,741
Stein Mart, Inc.	204	2,136
Steven Madden Ltd. †	69	2,952
Strattec Security Corp.	47	3,229
Strayer Education, Inc. †	71	3,060
Superior Uniform Group, Inc.	95	1,571
Texas Roadhouse, Inc.	208	7,785
Tilly’s, Inc., A Shares †	230	2,224
Time, Inc.	175	4,027
Tower International, Inc. †	175	4,559
Unifi, Inc. †	88	2,948
Universal Electronics, Inc. †	81	4,037
ZAGG, Inc. †	681	5,394
Zumiez, Inc. †	160	4,261

		496,329

Consumer Staples - 6.0%
Andersons, Inc./The	46	1,794
Calavo Growers, Inc.	29	1,506
Cal-Maine Foods, Inc. (a)	272	14,198
Central Garden & Pet Co., Class A †	309	3,526
Coca-Cola Bottling Co. Consolidated	38	5,741
Dean Foods Co.	87	1,407
Farmer Bros Co. †	115	2,702
Fresh Del Monte Produce, Inc.	260	10,051
Fresh Market, Inc./The †(a)	77	2,475
HRG Group, Inc. †	592	7,696
Ingles Markets, Inc., Class A	148	7,070
J&J Snack Foods Corp.	61	6,751
John B. Sanfilippo & Son, Inc.	125	6,487
Medifast, Inc. †	127	4,105
National Beverage Corp. †	138	3,104

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Consumer Staples - 6.0% (continued)
Natural Health Trends Corp. (a)	221	$9,163
Omega Protein Corp. †	121	1,664
Revlon, Inc., Class A †	206	7,562
Sanderson Farms, Inc. (a)	117	8,794
SpartanNash Co.	190	6,182
SUPERVALU, Inc. †	1,241	10,040
USANA Health Sciences, Inc. †	77	10,523
Vector Group Ltd. (a)	579	13,583
Village Super Market, Inc., Class A	66	2,091

		148,215

Energy - 1.9%
Abraxas Petroleum Corp. †	712	2,100
Alon USA Energy, Inc.	255	4,819
Callon Petroleum Co. †	148	1,231
Delek US Holdings, Inc.	195	7,180
Green Plains, Inc.	223	6,144
ION Geophysical Corp. †	1,250	1,338
Matrix Service Co. †	192	3,510
Newpark Resources, Inc. †	143	1,163
Panhandle Oil and Gas, Inc., Class A	91	1,883
PBF Energy, Inc., Class A	171	4,860
PHI, Inc. †	57	1,711
Pioneer Energy Services Corp. †	205	1,300
REX American Resources Corp. †	74	4,709
Teekay Tankers Ltd., Class A	481	3,179
VAALCO Energy, Inc. †	646	1,382

		46,509

Financials - 18.3%
1st Source Corp.	36	1,228
Ambac Financial Group, Inc. †	220	3,661
American Equity Investment Life Holding Co.	335	9,038
American National Insurance Co.	43	4,400
AMERISAFE, Inc.	61	2,871
Argo Group International Holdings Ltd.	163	9,079
Arlington Asset Investment Corp., Class A (a)	178	3,482
Ashford Hospitality Trust, Inc. REIT	495	4,188
Aspen Insurance Holdings Ltd.	427	20,453
Associated Banc-Corp. (a)	601	12,182
BancFirst Corp.	68	4,451
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	178	5,728
Banner Corp.	32	1,534
Berkshire Hills Bancorp, Inc.	55	1,566
BGC Partners, Inc., Class A	886	7,752
Boston Private Financial Holdings, Inc.	123	1,649
Calamos Asset Management, Inc., Class A	139	1,703
Cathay General Bancorp	129	4,186
Chatham Lodging Trust REIT	99	2,621
Cowen Group, Inc., Class A †	879	5,626
Customers Bancorp, Inc. †	210	5,647
DiamondRock Hospitality Co. REIT	720	9,223
Encore Capital Group, Inc. †(a)	74	3,163
Endurance Specialty Holdings Ltd.	367	24,112
EverBank Financial Corp.	429	8,430
FBL Financial Group, Inc., Class A	119	6,869
FBR & Co. †	106	2,453
Federated National Holding Co.	187	4,525
FelCor Lodging Trust, Inc. REIT	220	2,174

	SHARES	VALUE (Note 4)
Financials - 18.3% (continued)
Fifth Street Finance Corp.	422	$2,764
Financial Institutions, Inc.	92	2,285
First Commonwealth Financial Corp.	310	2,973
First Defiance Financial Corp.	145	5,442
First Financial Corp.	41	1,466
First Interstate BancSystem, Inc., Class A	142	3,939
First Merchants Corp.	69	1,704
First NBC Bank Holding Co. †	123	4,428
Great Southern Bancorp, Inc.	115	4,846
Greenlight Capital Re Ltd., Class A †	165	4,813
Hanmi Financial Corp.	57	1,416
HCI Group, Inc.	57	2,520
Heartland Financial USA, Inc.	58	2,159
Heritage Insurance Holdings, Inc. †	67	1,540
Horace Mann Educators Corp.	225	8,185
Impac Mortgage Holdings, Inc. †	99	1,895
Independent Bank Corp.	166	2,251
Infinity Property & Casualty Corp.	64	4,854
International Bancshares Corp.	278	7,470
INTL FCStone, Inc. †	89	2,958
Investment Technology Group, Inc.	203	5,034
Ladenburg Thalmann Financial Services, Inc. †	724	2,534
Maiden Holdings Ltd.	457	7,211
MainSource Financial Group, Inc.	193	4,236
MBIA, Inc. †	374	2,248
National Western Life Insurance Co., Class A	21	5,029
Navigators Group, Inc./The †	88	6,825
NBT Bancorp, Inc.	54	1,413
Nelnet, Inc., Class A	192	8,315
OneBeacon Insurance Group Ltd., Class A	392	5,688
Oppenheimer Holdings, Inc., Class A	143	3,758
Peoples Bancorp, Inc.	83	1,937
PHH Corp. †	220	5,727
Piper Jaffray Cos. †	101	4,408
Preferred Bank	124	3,726
Primerica, Inc.	276	12,610
PrivateBancorp, Inc.	302	12,026
ProAssurance Corp.	155	7,163
S&T Bancorp, Inc. (a)	146	4,320
Safety Insurance Group, Inc.	91	5,252
Selective Insurance Group, Inc.	220	6,171
Southside Bancshares, Inc.	90	2,631
St. Joe Co./The †	348	5,404
StanCorp Financial Group, Inc.	172	13,005
State Auto Financial Corp.	140	3,353
Stewart Information Services Corp.	146	5,811
Stonegate Bank	45	1,335
Symetra Financial Corp.	458	11,070
TCF Financial Corp.	603	10,016
United Community Financial Corp.	223	1,193
United Fire Group, Inc.	157	5,143
United Insurance Holdings Corp. (a)	206	3,201
Universal Health Realty Income Trust REIT	39	1,812
Universal Insurance Holdings, Inc.	261	6,316
Walker & Dunlop, Inc. †	47	1,257
WesBanco, Inc.	136	4,627
Winthrop Realty Trust REIT †	333	5,045

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Financials - 18.3% (continued)
Wintrust Financial Corp.	120	$6,406
World Acceptance Corp. †	21	1,292

		448,450

Health Care - 9.1%
Abaxis, Inc. (a)	28	1,441
ABIOMED, Inc. †	175	11,503
Affymetrix, Inc. †(a)	353	3,855
Almost Family, Inc. †	69	2,754
AMAG Pharmaceuticals, Inc. †	165	11,395
Amedisys, Inc. †	155	6,158
ANI Pharmaceuticals, Inc. †	50	3,102
Anika Therapeutics, Inc. †	99	3,270
Cambrex Corp. †	172	7,558
Chemed Corp.	75	9,833
Cynosure, Inc., Class A †	69	2,662
Depomed, Inc. †(a)	239	5,129
Emergent Biosolutions, Inc. †	100	3,295
Ensign Group, Inc./The	91	4,646
Exactech, Inc. †	147	3,062
Greatbatch, Inc. †	68	3,667
Hill-Rom Holdings, Inc.	156	8,475
ICU Medical, Inc. †	84	8,035
Infinity Pharmaceuticals, Inc. †	332	3,635
Insys Therapeutics, Inc. †(a)	150	5,388
Lannett Co., Inc. †(a)	182	10,818
LHC Group, Inc. †	96	3,672
Merge Healthcare, Inc. †	683	3,278
Merit Medical Systems, Inc. †	57	1,228
MiMedx Group, Inc. †	393	4,555
Molina Healthcare, Inc. †	79	5,554
Myriad Genetics, Inc. †(a)	274	9,313
National HealthCare Corp.	62	4,029
Natus Medical, Inc. †	169	7,193
NewLink Genetics Corp. †(a)	166	7,349
NuVasive, Inc. †	202	9,571
Omnicell, Inc. †	145	5,468
PDL BioPharma, Inc.	699	4,495
Premier, Inc., Class A †	150	5,769
RadNet, Inc. †	443	2,964
RTI Surgical, Inc. †	572	3,695
SciClone Pharmaceuticals, Inc. †	575	5,647
Select Medical Holdings Corp.	452	7,322
Sucampo Pharmaceuticals, Inc., Class A †	240	3,943
Supernus Pharmaceuticals, Inc. †	181	3,073
United Online, Inc. †	289	4,529
Vascular Solutions, Inc. †	47	1,632

		223,960

Industrials - 12.6%
ACCO Brands Corp. †	711	5,524
Air Transport Services Group, Inc. †	494	5,182
Aircastle Ltd.	269	6,098
Allied Motion Technologies, Inc. (a)	63	1,415
American Railcar Industries, Inc. (a)	39	1,897
American Woodmark Corp. †	96	5,266
Apogee Enterprises, Inc.	44	2,316
Applied Industrial Technologies, Inc.	46	1,824
ARC Document Solutions, Inc. †	394	2,998
ArcBest Corp.	130	4,134
Argan, Inc.	137	5,525
Astronics Corp. †	61	4,324

	SHARES	VALUE (Note 4)
Industrials - 12.6% (continued)
Atlas Air Worldwide Holdings, Inc. †	77	$4,232
Barnes Group, Inc.	42	1,638
Blount International, Inc.	181	1,977
Briggs & Stratton Corp. (a)	139	2,677
CAI International, Inc. †	86	1,771
CDI Corp.	206	2,678
CEB, Inc.	39	3,395
Columbus McKinnon Corp.	149	3,725
Con-way, Inc.	193	7,405
Covenant Transportation Group, Inc., Class A †	133	3,333
CRA International, Inc. †	153	4,264
Douglas Dynamics, Inc.	192	4,124
Ducommun, Inc. †(a)	81	2,079
Dycom Industries, Inc. †	53	3,119
Echo Global Logistics, Inc. †	102	3,331
EMCOR Group, Inc.	119	5,685
Engility Holdings, Inc.	92	2,315
Enphase Energy, Inc. †(a)	280	2,131
Federal Signal Corp.	330	4,920
G&K Services, Inc., Class A	53	3,664
GP Strategies Corp. †	35	1,163
Greenbrier Cos., Inc./The (a)	124	5,809
Griffon Corp.	281	4,474
Hawaiian Holdings, Inc. †	296	7,030
HC2 Holdings, Inc. †	128	1,146
Heidrick & Struggles International, Inc.	102	2,660
Herman Miller, Inc.	143	4,137
Hillenbrand, Inc.	227	6,969
HNI Corp.	176	9,002
Huron Consulting Group, Inc. †	92	6,448
Hyster-Yale Materials Handling, Inc.	22	1,524
ICF International, Inc. †	118	4,114
Insperity, Inc.	73	3,716
Kadant, Inc.	98	4,626
Kaman Corp.	78	3,271
Kimball International, Inc., Class B	150	1,824
Knoll, Inc.	229	5,732
Korn/Ferry International	225	7,823
LB Foster Co., Class A	84	2,907
Lindsay Corp. (a)	37	3,253
Lydall, Inc. †	152	4,493
Meritor, Inc. †	478	6,271
Multi-Color Corp.	82	5,238
MYR Group, Inc. †	84	2,601
NV5 Holdings, Inc. †	67	1,625
PAM Transportation Services, Inc. †	67	3,889
Park-Ohio Holdings Corp.	69	3,344
Patrick Industries, Inc. †	158	5,993
Republic Airways Holdings, Inc. †	366	3,360
Resources Connection, Inc.	240	3,862
RPX Corp. †	308	5,205
Rush Enterprises, Inc., Class A †	179	4,692
Saia, Inc. †	65	2,554
Standex International Corp.	70	5,595
Steelcase, Inc., Class A	458	8,661
TASER International, Inc. †(a)	80	2,665
Tutor Perini Corp. †	156	3,366
UniFirst Corp.	83	9,284
Universal Forest Products, Inc.	84	4,371
USA Truck, Inc. †	81	1,720
VSE Corp.	66	3,532

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Industrials - 12.6% (continued)
West Corp.	312	$9,391
Willdan Group, Inc. †	305	3,410
YRC Worldwide, Inc. †	138	1,791

		309,507

Information Technology - 21.9%
Advanced Energy Industries, Inc. †	132	3,629
Ambarella, Inc. †(a)	212	21,770
Amkor Technology, Inc. †	589	3,522
Bel Fuse, Inc., Class B	128	2,627
Benchmark Electronics, Inc. †	228	4,966
Black Box Corp.	122	2,440
Blackhawk Network Holdings, Inc. †	390	16,068
BroadSoft, Inc. †	51	1,763
Brooks Automation, Inc.	213	2,439
Cabot Microelectronics Corp. †	30	1,413
CACI International, Inc., Class A †	107	8,655
Calix, Inc. †	248	1,887
Carbonite, Inc. †	100	1,181
Ciena Corp. †	308	7,293
Cirrus Logic, Inc. †	229	7,793
Cohu, Inc.	121	1,601
comScore, Inc. †	161	8,575
Comtech Telecommunications Corp.	131	3,806
Constant Contact, Inc. †	44	1,265
Convergys Corp.	418	10,655
Cypress Semiconductor Corp. †	1,354	15,923
Datalink Corp. †	164	1,466
DHI Group, Inc. †	414	3,681
Diodes, Inc. †	227	5,473
Dot Hill Systems Corp. †	183	1,120
DTS, Inc. †	114	3,476
EarthLink Holdings Corp.	839	6,284
Ebix, Inc.	270	8,805
Electronics For Imaging, Inc. †	167	7,266
Ellie Mae, Inc. †(a)	73	5,095
EnerNOC, Inc. †	150	1,455
Entegris, Inc. †	94	1,370
EPAM Systems, Inc. †	51	3,633
Epiq Systems, Inc.	79	1,334
ePlus, Inc. †	54	4,139
ExlService Holdings, Inc. †	169	5,844
Fair Isaac Corp.	106	9,623
Fairchild Semiconductor International, Inc. †	523	9,090
Fleetmatics Group PLC (Ireland) †(a)	151	7,071
FormFactor, Inc. †	438	4,030
Gigamon, Inc. †	65	2,144
GSI Group, Inc. †	313	4,704
Hackett Group, Inc./The	319	4,284
Harmonic, Inc. †	233	1,591
Infinera Corp. †	227	4,762
Inphi Corp. †	153	3,498
Insight Enterprises, Inc. †	211	6,311
InterDigital, Inc.	163	9,273
Intersil Corp., Class A	153	1,914
Itron, Inc. †	99	3,410
j2 Global, Inc.	148	10,055
Lattice Semiconductor Corp. †	789	4,647
Lexmark International, Inc., Class A	255	11,271
LogMeIn, Inc. †	103	6,643
ManTech International Corp., Class A	163	4,727

	SHARES	VALUE (Note 4)
Information Technology - 21.9% (continued)
Marchex, Inc., Class B	428	$2,119
Mentor Graphics Corp.	443	11,709
Methode Electronics, Inc.	185	5,078
Microsemi Corp. †	50	1,748
MicroStrategy, Inc., Class A †	10	1,701
MKS Instruments, Inc.	230	8,726
Monolithic Power Systems, Inc.	99	5,020
Multi-Fineline Electronix, Inc. †	96	2,099
NeoPhotonics Corp. †	131	1,196
NETGEAR, Inc. †	157	4,713
NetScout Systems, Inc. †(a)	173	6,344
Newport Corp. †	232	4,399
NVE Corp.	16	1,254
OmniVision Technologies, Inc. †	264	6,916
OSI Systems, Inc. †	55	3,893
PC Connection, Inc.	107	2,647
Pericom Semiconductor Corp.	299	3,932
Photronics, Inc. †	279	2,653
Planar Systems, Inc. †	430	1,875
Plantronics, Inc.	196	11,037
Plexus Corp. †	44	1,931
PMC-Sierra, Inc. †	838	7,173
Polycom, Inc. †	546	6,246
Progress Software Corp. †	70	1,925
QLogic Corp. †	145	2,058
Qualys, Inc. †	204	8,231
Quantum Corp. †	2,529	4,249
RealD, Inc. †	369	4,550
Reis, Inc.	96	2,129
Rofin-Sinar Technologies, Inc. †	52	1,435
Rogers Corp. †	73	4,828
Rovi Corp. †	221	3,525
Sanmina Corp. †	367	7,399
Semtech Corp. †	79	1,568
Sigma Designs, Inc. †	625	7,456
Stamps.com, Inc. †	99	7,283
Super Micro Computer, Inc. †	126	3,727
Sykes Enterprises, Inc. †	240	5,820
Synaptics, Inc. †	48	4,163
Synchronoss Technologies, Inc. †	97	4,436
SYNNEX Corp.	30	2,196
Take-Two Interactive Software, Inc. †	382	10,532
Tech Data Corp. †	168	9,670
TechTarget, Inc. †	285	2,545
TeleTech Holdings, Inc.	221	5,985
Tessera Technologies, Inc.	228	8,659
Unisys Corp. †	163	3,258
VASCO Data Security International, Inc. †(a)	228	6,883
Vishay Intertechnology, Inc.	483	5,641
Xcerra Corp. †	453	3,429
XO Group, Inc. †	84	1,373

		538,122

Materials - 2.9%
A Schulman, Inc.	141	6,165
Boise Cascade Co. †	164	6,015
Century Aluminum Co. †(a)	282	2,941
Clearwater Paper Corp. †	86	4,928
Core Molding Technologies, Inc. †	78	1,782
Gold Resource Corp. (a)	1,087	3,000
Handy & Harman Ltd. †	110	3,811

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Materials - 2.9% (continued)
Hawkins, Inc.	48	$1,939
Innophos Holdings, Inc.	99	5,211
Innospec, Inc.	76	3,423
Kaiser Aluminum Corp.	76	6,314
KapStone Paper and Packaging Corp.	92	2,127
KMG Chemicals, Inc.	116	2,951
Materion Corp.	135	4,759
Minerals Technologies, Inc.	65	4,428
Neenah Paper, Inc.	91	5,365
Quaker Chemical Corp.	21	1,866
Trecora Resources †	107	1,616
US Concrete, Inc. †	76	2,880

		71,521

Telecommunication Services - 2.0%
Boingo Wireless, Inc. †	170	1,404
Cincinnati Bell, Inc. †	720	2,750
FairPoint Communications, Inc. †	285	5,193
General Communication, Inc., Class A †	284	4,831
IDT Corp., Class B	83	1,500
Inteliquent, Inc.	263	4,839
Iridium Communications, Inc. †(a)	553	5,027
Premiere Global Services, Inc. †	235	2,418
Shenandoah Telecommunications Co.	130	4,450
Spok Holdings, Inc.	252	4,244
Telephone & Data Systems, Inc.	285	8,379
Vonage Holdings Corp. †	937	4,601

		49,636

Utilities - 1.8%
Avista Corp.	175	5,364
Consolidated Water Co., Ltd. (Cayman Islands)	128	1,613
New Jersey Resources Corp.	323	8,899
ONE Gas, Inc.	125	5,320
Portland General Electric Co.	347	11,507
Unitil Corp.	66	2,179
WGL Holdings, Inc.	146	7,926

		42,808

TOTAL COMMON STOCKS (cost $2,353,502)		2,375,057

EXCHANGE-TRADED FUNDS (ETF) - 1.5%
iShares Russell 2000 ETF (a)
(cost $35,750)	294	36,708

MONEY MARKET FUNDS - 1.0%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (2)(b)
(cost $24,614)	24,614	24,614

SECURITIES LENDING COLLATERAL - 10.0%

Money Market Funds - 10.0%
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank
Dreyfus Treasury Cash Management, 0.010% (2)(b)(c)
(cost $244,773)	244,773	244,773

VALUE (Note 4)
TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 109.2% (cost $2,658,639)	$2,681,152

LIABILITIES IN EXCESS OF OTHER ASSETS - (9.2%)	(226,240)

NET ASSETS - 100.0%	$2,454,912

All securities are United States companies, unless noted otherwise in parentheses.

†	Non-income producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $241,029; cash collateral of $244,773 was received with which the Fund purchased a money market fund.
(b)	Represents annualized seven-day yield as of the close of the reporting period.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2015 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

COMMON STOCKS - 96.5%	SHARES	VALUE (Note 4)
Australia - 3.4%
AMP Ltd.	4,704	$21,828
Ansell Ltd.	4,203	77,970
Caltex Australia Ltd.	2,170	53,270
CIMIC Group Ltd.	4,358	73,006
Cochlear Ltd.	1,474	91,091
Echo Entertainment Group Ltd.	11,273	37,842
Goodman Group REIT	4,272	20,632
GPT Group/The REIT	19,876	65,525
Insurance Australia Group Ltd.	25,219	108,426
Qantas Airways Ltd. †	41,521	100,895
QBE Insurance Group Ltd.	2,729	28,737
Scentre Group REIT	16,646	48,085
Tabcorp Holdings Ltd.	25,077	87,901
Telstra Corp. Ltd.	115,954	548,758

		1,363,966

Austria - 0.4%
Flughafen Wien AG	45	3,908
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,491	154,306

		158,214

Belgium - 1.2%
bpost SA	7,001	192,528
KBC Groep NV	1,842	123,485
Proximus	4,280	151,456

		467,469

Canada - 9.4%
Air Canada (1)†	1,765	18,667
Alimentation Couche-Tard, Inc., Class B (1)	7,601	325,157
Bank of Montreal (1)	1,946	115,311
BlackBerry Ltd. (1)†	9,532	77,920
Brookfield Asset Management, Inc., Class A (1)	9,211	321,832
Canadian Imperial Bank of Commerce (1)	1,394	102,759
CCL Industries, Inc., Class B (1)	873	107,080
CGI Group, Inc., Class A (1)†	5,597	218,906
Cogeco Cable, Inc. (1)	2,000	115,677
Empire Co., Ltd., Class A (1)	2,801	197,281
Fairfax Financial Holdings Ltd. (1)	432	213,019
George Weston Ltd. (1)	2,089	164,093
Great-West Lifeco, Inc. (1)	4,029	117,289
Hudson’s Bay Co. (1)	3,756	83,450
Intact Financial Corp. (1)	5,015	348,480
Linamar Corp. (1)	2,218	144,055
Loblaw Cos., Ltd. (1)	4,500	227,270
Magna International, Inc. (1)	4,415	247,791
Metro, Inc. (1)	8,280	222,214
National Bank of Canada (1)	2,436	91,511
Open Text Corp. (1)	1,291	52,436
Progressive Waste Solutions Ltd. (1)	2,181	58,498
Sun Life Financial, Inc. (1)	2,649	88,441
Toronto-Dominion Bank/The (1)	2,634	111,855

		3,770,992

Denmark - 1.3%
Danske Bank A/S	6,153	180,880
Pandora A/S	1,314	140,998
Tryg A/S	6,835	142,509
Vestas Wind Systems A/S	1,151	57,370

		521,757

	SHARES	VALUE (Note 4)
Finland - 1.2%
Elisa OYJ	5,535	$175,366
Fortum OYJ	6,862	121,903
Metsa Board OYJ	8,109	50,342
Nokia OYJ	18,647	127,116

		474,727

France - 2.8%
AXA SA	4,290	108,759
Bouygues SA	533	20,038
Cap Gemini SA	303	26,881
Christian Dior SE	277	54,228
Cie Generale des Etablissements Michelin	526	55,348
CNP Assurances	1,191	19,933
Credit Agricole SA	1,673	24,978
GDF Suez	10,148	188,939
LVMH Moet Hennessy Louis Vuitton SE	404	71,027
Natixis SA	6,867	49,562
Orange SA	13,955	215,666
Peugeot SA †	6,257	129,031
Renault SA	432	45,294
Valeo SA	272	43,026
Veolia Environnement SA	3,065	62,754

		1,115,464

Germany - 5.8%
Allianz SE	2,296	358,064
Continental AG	751	177,820
Daimler AG	4,877	444,274
Deutsche Telekom AG	16,700	287,913
Hannover Rueck SE	4,283	414,537
Merck KGaA	2,353	234,571
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,403	248,744
ProSiebenSat.1 Media AG	3,344	165,174

		2,331,097

Hong Kong - 7.5%
BOC Hong Kong Holdings Ltd.	75,500	314,235
Brightoil Petroleum Holdings Ltd. †	70,000	36,056
Cheung Kong Property Holdings Ltd. †	12,000	99,541
CK Hutchison Holdings Ltd.	15,000	220,530
CP Pokphand Co., Ltd.	300,000	46,370
Dah Sing Banking Group Ltd.	13,200	28,849
Henderson Land Development Co., Ltd.	26,400	180,469
Hongkong Land Holdings Ltd.	49,800	408,390
Hysan Development Co., Ltd.	14,000	60,627
Kerry Properties Ltd.	22,500	88,196
Link REIT/The	31,000	181,410
New World Development Co., Ltd.	97,000	126,745
NWS Holdings Ltd.	66,000	95,406
Orient Overseas International Ltd.	15,500	79,114
PCCW Ltd.	249,000	148,518
Power Assets Holdings Ltd.	23,000	209,700
Sino Land Co., Ltd.	72,000	120,176
Sun Hung Kai Properties Ltd.	13,000	210,376
Swire Properties Ltd.	12,400	39,550
Techtronic Industries Co., Ltd.	14,500	47,410
Wharf Holdings Ltd./The	14,000	93,038
Wheelock & Co., Ltd.	20,000	102,053
Yue Yuen Industrial Holdings Ltd.	29,000	97,002

		3,033,761

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Italy - 0.5%
Assicurazioni Generali SpA	3,585	$64,615
Intesa Sanpaolo SpA	11,161	40,531
Pirelli & C. SpA	4,050	68,352
Recordati SpA	1,327	27,832

		201,330

Japan - 34.6%
77 Bank Ltd./The	25,000	152,412
Aiful Corp. †	38,200	123,039
Aisin Seiki Co., Ltd.	2,300	97,794
Alps Electric Co., Ltd.	5,500	169,617
Aoyama Trading Co., Ltd.	800	32,319
Asahi Kasei Corp.	6,000	49,216
Astellas Pharma, Inc.	2,500	35,615
Bank of Yokohama Ltd./The	28,000	171,471
Bridgestone Corp.	2,700	99,799
Casio Computer Co., Ltd.	4,200	82,844
Central Japan Railway Co.	1,500	270,682
Chiba Bank Ltd./The	23,000	175,140
Chubu Electric Power Co., Inc.	1,700	25,337
Chugoku Bank Ltd./The	1,800	28,371
CyberAgent, Inc.	2,300	109,113
Daicel Corp.	5,900	75,710
Dai-ichi Life Insurance Co., Ltd./The	18,200	357,403
Daiwa Securities Group, Inc.	17,000	127,172
DeNA Co., Ltd.	3,900	76,646
Dentsu, Inc.	600	31,040
DIC Corp.	14,000	34,952
Disco Corp.	300	24,801
Ezaki Glico Co., Ltd.	1,500	74,494
Fuji Heavy Industries Ltd.	6,700	246,364
FUJIFILM Holdings Corp.	2,600	92,789
Fujitsu Ltd.	15,000	83,810
Fukuoka Financial Group, Inc.	36,000	186,592
Gunma Bank Ltd./The	12,000	88,540
Hachijuni Bank Ltd./The	21,000	158,341
Hakuhodo DY Holdings, Inc.	1,900	20,319
Haseko Corp.	15,000	176,686
Hiroshima Bank Ltd./The	30,000	179,137
Hitachi Chemical Co., Ltd.	4,200	75,646
Hitachi High-Technologies Corp.	700	19,678
Hokuhoku Financial Group, Inc.	85,000	200,536
Hoshizaki Electric Co., Ltd.	600	35,292
Hoya Corp.	2,500	100,124
Iida Group Holdings Co., Ltd.	5,600	89,025
Isuzu Motors Ltd.	6,600	86,589
Iyo Bank Ltd./The	7,300	89,622
Japan Airlines Co., Ltd.	1,100	38,334
Japan Aviation Electronics Industry Ltd.	3,000	81,555
JFE Holdings, Inc.	3,700	81,977
Kaken Pharmaceutical Co., Ltd.	3,000	104,734
Kawasaki Heavy Industries Ltd.	7,000	32,628
Kawasaki Kisen Kaisha Ltd.	31,000	73,133
KDDI Corp.	7,000	168,924
Kobe Steel Ltd.	44,000	74,026
Koito Manufacturing Co., Ltd.	4,800	186,899
Konica Minolta, Inc.	10,100	117,717
Kose Corp.	1,100	90,467
Mazda Motor Corp.	2,800	54,793
MEIJI Holdings Co., Ltd.	500	64,515
Minebea Co., Ltd.	7,000	115,559
Mitsubishi Chemical Holdings Corp.	16,800	105,615

	SHARES	VALUE (Note 4)
Japan - 34.6% (continued)
Mitsubishi Electric Corp.	9,000	$116,214
Mitsubishi UFJ Financial Group, Inc.	105,000	755,419
Mitsubishi UFJ Lease & Finance Co., Ltd.	10,700	58,513
Mixi, Inc.	2,000	99,226
Mizuho Financial Group, Inc.	75,600	163,578
MS&AD Insurance Group Holdings, Inc.	4,100	127,626
Murata Manufacturing Co., Ltd.	1,900	331,579
Nexon Co., Ltd.	12,200	167,964
NGK Spark Plug Co., Ltd.	800	22,155
NHK Spring Co., Ltd.	1,800	19,819
Nippon Telegraph & Telephone Corp.	3,000	108,647
Nishi-Nippon City Bank Ltd./The	68,000	195,922
Nissan Chemical Industries Ltd.	1,600	35,307
Nissan Motor Co., Ltd.	17,200	179,688
Nisshinbo Holdings, Inc.	3,000	33,530
Nitto Denko Corp.	2,500	205,306
NOK Corp.	3,700	114,640
NTN Corp.	15,000	94,233
Omron Corp.	1,000	43,438
ORIX Corp.	21,300	316,294
Panasonic Corp.	10,900	149,289
Pola Orbis Holdings, Inc.	400	22,645
Rohm Co., Ltd.	900	60,299
SCREEN Holdings Co., Ltd.	9,000	56,639
Seiko Epson Corp.	7,100	125,815
Seino Holdings Co., Ltd.	5,000	55,976
Shimadzu Corp.	1,000	13,572
Shionogi & Co., Ltd.	3,500	135,636
Sohgo Security Services Co., Ltd.	1,100	43,443
Sojitz Corp.	25,700	62,416
Sompo Japan Nipponkoa Holdings, Inc.	5,700	208,713
Sony Corp. †	12,900	366,320
Sumitomo Chemical Co., Ltd.	26,000	156,219
Sumitomo Heavy Industries Ltd.	15,000	87,365
Sumitomo Mitsui Financial Group, Inc.	5,000	222,596
Sumitomo Rubber Industries Ltd.	3,900	60,412
Suzuki Motor Corp.	3,800	128,248
T&D Holdings, Inc.	9,500	141,622
Taiyo Nippon Sanso Corp.	10,800	130,699
TDK Corp.	1,800	137,831
Teijin Ltd.	11,000	42,685
Tohoku Electric Power Co., Inc.	11,500	155,704
Tokai Rika Co., Ltd.	2,100	52,453
Tokai Tokyo Financial Holdings, Inc.	3,600	26,167
Tokio Marine Holdings, Inc.	4,300	178,833
Tokyo Electric Power Co., Inc. †	32,300	175,967
Topcon Corp.	2,400	57,827
Tosoh Corp.	18,000	111,845
Toyo Tire & Rubber Co., Ltd.	9,700	204,981
Toyota Boshoku Corp.	5,200	87,630
Toyota Motor Corp.	15,500	1,037,218
Tsuruha Holdings, Inc.	700	54,450
Yamaguchi Financial Group, Inc.	12,000	149,427
Yamaha Corp.	4,900	98,758
Yamaha Motor Co., Ltd.	6,300	137,653
Yamazaki Baking Co., Ltd.	2,000	33,302

		13,904,706

Jordan - 0.2%
Hikma Pharmaceuticals PLC	2,454	74,542

Netherlands - 2.2%
ING Groep NV CVA	31,931	530,227

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Netherlands - 2.2% (continued)
Koninklijke Ahold NV	18,671	$350,504

		880,731

Norway - 0.1%
Kongsberg Gruppen ASA	1,205	22,476
Yara International ASA	782	40,748

		63,224

Singapore - 4.1%
CapitaLand Commercial Trust REIT	42,100	48,726
ComfortDelGro Corp. Ltd.	69,600	161,635
DBS Group Holdings Ltd.	29,500	452,638
Olam International Ltd.	35,800	49,958
Oversea-Chinese Banking Corp. Ltd.	65,200	492,388
Singapore Post Ltd.	27,300	38,393
United Overseas Bank Ltd.	19,900	340,468
Yangzijiang Shipbuilding Holdings Ltd.	75,300	79,089

		1,663,295

South Africa - 0.3%
Investec PLC	4,288	38,527
Mondi PLC	4,088	88,012

		126,539

Spain - 2.7%
Endesa SA	6,429	123,126
Ferrovial SA	6,638	144,220
Gas Natural SDG SA	2,169	49,252
Iberdrola SA	52,219	352,559
Telefonica SA	29,117	414,784

		1,083,941

Sweden - 1.7%
Electrolux AB, Series B	2,421	75,858
Husqvarna AB, B Shares	7,103	53,505
Investor AB, B Shares	622	23,192
L E Lundbergforetagen AB, B Shares	2,217	98,444
Nordea Bank AB	4,554	56,796
Securitas AB, B Shares	7,212	95,248
Swedish Match AB	1,210	34,401
Tele2 AB, B Shares	10,754	125,234
Telefonaktiebolaget LM Ericsson, B Shares	10,137	105,578

		668,256

Switzerland - 4.5%
Actelion Ltd. †	534	78,205
Baloise Holding AG	2,323	283,245
Givaudan SA †	136	235,458
Swiss Life Holding AG †	1,017	232,874
Swiss Re AG	4,846	428,981
Zurich Insurance Group AG †	1,843	561,064

		1,819,827

United Kingdom - 12.6%
3i Group PLC	16,750	135,913
Aviva PLC	24,923	193,038
BAE Systems PLC	22,878	162,100
Barratt Developments PLC	8,044	77,587
Berkeley Group Holdings PLC	2,152	113,085
British Land Co. PLC/The REIT	9,564	119,130
BT Group PLC	82,424	583,673
Direct Line Insurance Group PLC	67,051	353,933
Dixons Carphone PLC	27,016	192,108
Fiat Chrysler Automobiles NV †	5,126	75,199
Hammerson PLC REIT	5,925	57,261
HSBC Holdings PLC	35,829	320,828

	SHARES	VALUE (Note 4)
United Kingdom - 12.6% (continued)
Imperial Tobacco Group PLC	6,505	$313,295
Inchcape PLC	3,912	49,798
Informa PLC	4,671	40,117
International Consolidated Airlines Group SA †	14,472	112,464
Intu Properties PLC REIT	21,010	101,492
Kingfisher PLC	16,145	88,063
Land Securities Group PLC REIT	4,025	76,109
Legal & General Group PLC	34,823	136,160
Marks & Spencer Group PLC	22,776	192,137
National Grid PLC	30,774	396,087
Persimmon PLC †	4,064	126,090
Prudential PLC	5,602	135,006
Royal Mail PLC	5,674	45,872
Sage Group PLC/The	6,544	52,676
Shire PLC	4,667	374,991
Taylor Wimpey PLC	22,965	66,972
Vodafone Group PLC	23,117	84,328
William Hill PLC	4,739	30,019
WPP PLC	12,158	272,901

		5,078,432

TOTAL COMMON STOCKS (cost $38,789,589)		38,802,270

EXCHANGE-TRADED FUNDS (ETF) - 2.0%

United States - 2.0%
iShares MSCI EAFE ETF (1)
(cost $808,377)	12,579	798,641

MONEY MARKET FUNDS - 1.3%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (a)
(cost $540,414)	540,414	540,414

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 99.8%
(cost $40,138,380)		40,141,325

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		61,947

NET ASSETS - 100.0%		$40,203,272

†	Non-income producing security.
(a)	Represents annualized seven-day yield as of the close of the reporting period.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

CVA - Dutch Certificate of Shares

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$7,681,984	19.1%
Consumer Staples	2,270,417	5.6
Energy	89,326	0.2
Exchange-Traded Funds	798,641	2.0
Financials	15,587,215	38.9
Health Care	1,335,312	3.3
Industrials	2,840,263	7.1
Information Technology	2,422,316	6.0
Materials	1,700,842	4.2
Telecommunication Services	3,013,266	7.5
Utilities	1,861,329	4.6
Money Market Funds	540,414	1.3

Total Investments In Securities, At Value	40,141,325	99.8
Other Assets in Excess of Liabilities	61,947	0.2

Net Assets	$40,203,272	100.0%

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2015 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

COMMON STOCKS - 93.7%	SHARES	VALUE (Note 4)
Brazil - 4.7%
Banco Bradesco SA ADR (1)	10,387	$95,145
Banco do Brasil SA (1)	7,400	57,789
BRF SA ADR (1)	4,845	101,309
Cia Brasileira de Distribuicao ADR (1)	271	6,415
Cia Energetica de Minas Gerais ADR (1)	5,337	20,334
Cia Paranaense de Energia ADR (1)	1,386	15,246
Estacio Participacoes SA (1)	1,600	9,263
Fibria Celulose SA ADR (1)(a)	1,703	23,178
Itau Unibanco Holding SA ADR (1)	13,024	142,613
JBS SA (1)	13,500	71,037
Porto Seguro SA (1)	2,000	26,631
Telefonica Brasil SA ADR (1)(a)	4,308	60,010

		628,970

Chile - 0.8%
Corpbanca SA (1)	936,602	10,341
Enersis SA ADR (1)	6,275	99,333

		109,674

China - 28.7%
Agricultural Bank of China Ltd., H Shares †	138,000	74,136
Anhui Conch Cement Co., Ltd., H Shares	10,000	35,037
ANTA Sports Products Ltd.	15,000	36,364
Bank of China Ltd., H Shares	560,000	363,430
Bank of Communications Co., Ltd., H Shares	130,000	135,314
Beijing Capital International Airport Co., Ltd., H Shares	18,000	20,726
China CITIC Bank Corp. Ltd., H Shares †	50,000	39,810
China Construction Bank Corp., H Shares	516,000	470,672
China Everbright Bank Co., Ltd., H Shares	105,000	62,890
China Galaxy Securities Co., Ltd., H Shares †	10,000	12,998
China Merchants Bank Co., Ltd., H Shares	66,000	191,708
China Minsheng Banking Corp. Ltd., H Shares	127,000	166,184
China National Building Material Co., Ltd., H Shares	26,000	24,549
China Pacific Insurance Group Co., Ltd., H Shares	4,400	21,079
China Petroleum & Chemical Corp. ADR (1)	1,127	96,595
China Railway Construction Corp. Ltd., H Shares	43,000	66,387
China Railway Group Ltd., H Shares	42,000	45,279
China Shenhua Energy Co., Ltd., H Shares	29,000	66,045
China Southern Airlines Co., Ltd., H Shares †	10,000	11,714
China Telecom Corp. Ltd., H Shares	124,000	72,627
China Vanke Co., Ltd., H Shares	6,200	15,222
Chongqing Rural Commercial Bank Co., Ltd., H Shares	55,000	43,993
CNOOC Ltd. ADR (1)	1,276	181,090
Country Garden Holdings Co., Ltd.	95,000	41,707

	SHARES	VALUE (Note 4)
China - 28.7% (continued)
Datang International Power Generation Co., Ltd., H Shares	44,000	$22,538
Dongfeng Motor Group Co., Ltd., H Shares	42,000	56,267
Evergrande Real Estate Group Ltd.	113,000	67,324
Geely Automobile Holdings Ltd.	65,000	34,653
GOME Electrical Appliances Holding Ltd.	130,000	28,648
Huadian Power International Corp. Ltd., H Shares	48,000	53,036
Huaneng Power International, Inc., H Shares	42,000	58,454
Industrial & Commercial Bank of China Ltd., H Shares	489,000	388,034
Lenovo Group Ltd.	56,000	77,424
Longfor Properties Co., Ltd.	15,500	24,631
People’s Insurance Co. Group of China Ltd./The, H Shares	72,000	46,030
PetroChina Co., Ltd. ADR (1)	782	86,653
PICC Property & Casualty Co., Ltd., H Shares	40,000	91,056
Ping An Insurance Group Co. of China Ltd., H Shares	29,500	398,118
Shui On Land Ltd.	22,000	6,236
Sino-Ocean Land Holdings Ltd.	58,000	43,737
Sinopharm Group Co., Ltd., H Shares	3,200	14,210
Sunac China Holdings Ltd.	8,000	8,749
Weichai Power Co., Ltd., H Shares	6,000	19,972

		3,821,326

Hong Kong - 9.6%
Belle International Holdings Ltd.	55,000	63,333
China Everbright Ltd.	16,000	55,405
China Mobile Ltd. ADR (1)	8,411	539,061
China Overseas Land & Investment Ltd.	36,000	126,724
China Resources Land Ltd.	28,000	90,618
China Resources Power Holdings Co., Ltd.	12,000	33,444
China Taiping Insurance Holdings Co., Ltd. †	9,800	35,086
China Unicom Hong Kong Ltd.	54,000	84,423
CITIC Ltd.	24,000	43,040
Far East Horizon Ltd.	53,000	50,371
Franshion Properties China Ltd. (a)	70,000	24,983
Guangdong Investment Ltd.	10,000	13,993
Shimao Property Holdings Ltd.	23,500	46,260
Sino Biopharmaceutical Ltd.	12,000	13,912
Yuexiu Property Co., Ltd.	282,000	61,394

		1,282,047

Hungary - 0.9%
MOL Hungarian Oil & Gas PLC	773	39,552
OTP Bank PLC	4,339	85,756

		125,308

India - 2.6%
Infosys Ltd. ADR (1)(a)	7,076	112,154
Reliance Industries Ltd. GDR 144A (b)	593	18,459
State Bank of India GDR	1,340	55,369
Tata Motors Ltd. ADR (1)	4,695	161,837

		347,819

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Indonesia - 0.8%
Adaro Energy Tbk PT	129,100	$7,336
Bank Negara Indonesia Persero Tbk PT	29,100	11,537
Bank Rakyat Indonesia Persero Tbk PT	21,800	16,872
Tambang Batubara Bukit Asam Persero Tbk PT	11,900	7,474
Telekomunikasi Indonesia Persero Tbk PT	211,400	46,338
United Tractors Tbk PT	10,900	16,624

		106,181

Korea, Republic of - 13.1%
Amorepacific Corp.	152	56,842
AMOREPACIFIC Group	474	79,324
BNK Financial Group, Inc.	1,330	16,909
CJ CheilJedang Corp.	19	7,506
CJ Corp.	327	86,633
Coway Co., Ltd.	268	21,942
Daewoo Securities Co., Ltd.	1,916	26,118
Dongbu Insurance Co., Ltd.	466	23,565
Hankook Tire Co., Ltd.	633	23,806
Hanwha Corp.	1,069	45,193
Hanwha Life Insurance Co., Ltd.	3,927	27,922
Hyosung Corp.	222	28,586
Hyundai Department Store Co., Ltd.	73	9,608
Hyundai Development Co.-Engineering & Construction	581	34,419
Hyundai Marine & Fire Insurance Co., Ltd.	388	10,249
Hyundai Steel Co.	572	34,702
Industrial Bank of Korea	2,321	30,025
KB Financial Group, Inc.	2,495	82,405
Kia Motors Corp.	669	27,141
Korea Electric Power Corp.	771	31,515
Korea Investment Holdings Co., Ltd.	630	35,889
Korea Zinc Co., Ltd.	44	21,405
Korean Air Lines Co., Ltd. †	1,152	41,790
KT Corp. †	754	19,213
KT&G Corp.	131	11,134
LG Corp.	443	24,508
LG Display Co., Ltd.	1,615	37,288
LG Household & Health Care Ltd.	40	27,728
LG Uplus Corp.	3,615	31,935
Lotte Chemical Corp.	125	32,339
Mirae Asset Securities Co., Ltd.	979	44,192
NH Investment & Securities Co., Ltd.	974	10,617
Samsung Card Co., Ltd.	923	30,570
Samsung Electro-Mechanics Co., Ltd.	165	7,547
Samsung Electronics Co., Ltd. GDR 144A (b)	516	293,285
Samsung Electronics Co., Ltd. GDR (LSE)	102	58,138
Samsung Fire & Marine Insurance Co., Ltd.	112	29,512
Samsung Life Insurance Co., Ltd.	186	17,921
Shinhan Financial Group Co., Ltd.	691	25,720
SK Hynix, Inc.	2,288	86,719
SK Networks Co., Ltd.	2,121	17,058
SK Telecom Co., Ltd. ADR (1)	5,478	135,800

		1,744,718

	SHARES	VALUE (Note 4)
Malaysia - 1.1%
MISC Bhd	5,900	$12,070
Tenaga Nasional Bhd	33,300	111,551
YTL Corp. Bhd	69,000	28,333

		151,954

Mexico - 2.1%
America Movil SAB de CV, Class L ADR (1)	7,306	155,691
Arca Continental SAB de CV (1)	12,200	69,315
Gruma SAB de CV, Class B (1)	3,500	44,975
Grupo Aeroportuario del Pacifico SAB de CV, Class B (1)	1,100	7,539

		277,520

Peru - 0.6%
Credicorp Ltd. (1)	569	79,045

Poland - 2.7%
Enea SA	6,092	25,834
Energa SA	5,897	35,682
Grupa Azoty SA †	669	14,692
KGHM Polska Miedz SA	1,927	54,583
Orange Polska SA	3,482	7,541
PGE Polska Grupa Energetyczna SA	12,472	61,164
Polski Koncern Naftowy Orlen SA	3,712	72,908
Polskie Gornictwo Naftowe i Gazownictwo SA	31,895	56,000
Tauron Polska Energia SA	23,782	27,691

		356,095

Russia - 1.0%
MMC Norilsk Nickel PJSC ADR (1)(LSE)	2,185	37,036
MMC Norilsk Nickel PJSC ADR (1)	766	12,984
Severstal PAO GDR	4,186	44,225
Sistema JSFC GDR	738	6,548
Tatneft OAO ADR (1)	1,031	33,497

		134,290

South Africa - 3.7%
Discovery Ltd.	869	9,025
FirstRand Ltd.	14,208	62,248
Foschini Group Ltd./The	801	10,471
Gold Fields Ltd. ADR (1)	14,666	47,371
Investec Ltd.	3,390	30,499
Liberty Holdings Ltd.	1,631	19,482
MMI Holdings Ltd.	8,963	22,222
MTN Group Ltd.	4,918	92,381
Netcare Ltd.	4,510	14,189
Redefine Properties Ltd. REIT	8,456	7,093
Resilient Property Income Fund Ltd.	1,589	12,592
Sanlam Ltd.	3,626	19,738
Sappi Ltd. †	5,422	19,214
Sasol Ltd. ADR (1)(a)	666	24,682
Steinhoff International Holdings Ltd.	11,476	72,629
Telkom SA SOC Ltd. †	5,025	26,480

		490,316

Taiwan - 15.1%
Advanced Semiconductor Engineering, Inc.	39,000	52,841
Asustek Computer, Inc.	2,000	19,478
AU Optronics Corp.	111,000	49,248
Casetek Holdings Ltd.	1,000	6,186
Catcher Technology Co., Ltd.	5,000	62,510

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Taiwan - 15.1% (continued)
Cathay Financial Holding Co., Ltd. †	47,000	$82,060
Chailease Holding Co., Ltd.	25,000	60,281
Chicony Electronics Co., Ltd. †	5,000	13,420
China Airlines Ltd. †	95,000	40,470
China Life Insurance Co., Ltd./Taiwan	55,000	56,277
Compal Electronics, Inc.	89,000	67,697
CTBC Financial Holding Co., Ltd.	71,000	55,925
Eva Airways Corp. †	60,000	40,969
Evergreen Marine Corp. Taiwan Ltd.	15,000	7,787
Far EasTone Telecommunications Co., Ltd.	3,000	7,252
Foxconn Technology Co., Ltd.	13,000	47,167
Fubon Financial Holding Co., Ltd.	61,000	121,231
Hon Hai Precision Industry Co., Ltd.	52,000	163,404
Inotera Memories, Inc. †	43,000	34,243
Kinsus Interconnect Technology Corp.	5,000	13,701
Novatek Microelectronics Corp.	6,000	28,940
Pegatron Corp.	21,000	61,445
Pou Chen Corp.	27,000	38,515
Powertech Technology, Inc.	19,000	41,113
Radiant Opto-Electronics Corp.	2,000	7,417
Realtek Semiconductor Corp.	10,000	25,628
Shin Kong Financial Holding Co., Ltd.	206,000	62,882
Siliconware Precision Industries Co., Ltd.	26,000	39,671
SinoPac Financial Holdings Co., Ltd.	14,000	6,192
Taiwan Business Bank †	21,000	6,472
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (1)	22,447	509,771
Transcend Information, Inc.	5,000	18,399
United Microelectronics Corp.	108,000	45,613
Wan Hai Lines Ltd.	57,000	45,262
Wistron Corp.	18,000	13,645
WPG Holdings Ltd.	7,000	8,768
Yang Ming Marine Transport Corp. †	18,000	6,305
Zhen Ding Technology Holding Ltd.	12,000	42,041

		2,010,226

Thailand - 3.0%
Bangkok Bank PCL NVDR	9,400	49,436
Delta Electronics Thailand PCL NVDR	16,300	43,578
Glow Energy PCL NVDR	4,800	12,081
Kasikornbank PCL NVDR	10,500	58,579
Krung Thai Bank PCL NVDR	61,200	30,918
PTT Exploration & Production PCL NVDR	3,600	11,580
PTT PCL NVDR	9,000	95,394
Siam Commercial Bank PCL/The NVDR	10,200	46,848
Thai Oil PCL NVDR	5,300	8,611
Thai Union Frozen Products PCL NVDR	47,100	30,351
TMB Bank PCL NVDR	119,200	8,237

		395,613

Turkey - 3.2%
Akbank TAS	10,556	30,513
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	14,622	15,057
Eregli Demir ve Celik Fabrikalari TAS	18,876	30,539
KOC Holding AS	4,702	21,743
TAV Havalimanlari Holding AS	3,864	32,804
Tofas Turk Otomobil Fabrikasi AS	2,455	16,753
Turk Hava Yollari AO †	21,527	70,662

	SHARES	VALUE (Note 4)
Turkey - 3.2% (continued)
Turk Telekomunikasyon AS	20,256	$53,215
Turkcell Iletisim Hizmetleri AS	10,398	47,837
Turkiye Garanti Bankasi AS	3,122	9,737
Turkiye Halk Bankasi AS	1,958	9,020
Turkiye Is Bankasi, Class C	14,220	29,904
Turkiye Sise ve Cam Fabrikalari AS	19,728	26,568
Turkiye Vakiflar Bankasi Tao, Class D	17,941	28,829
Yapi ve Kredi Bankasi AS	6,622	9,729

		432,910

TOTAL COMMON STOCKS (cost $12,609,551)		12,494,012

PREFERRED STOCKS - 0.9%

Brazil - 0.9%
Banco do Estado do Rio Grande do Sul SA, Series B (1)	4,100	11,750
Cia Energetica de Sao Paulo, Series B (1)	2,500	15,768
Itausa - Investimentos Itau SA (1)	15,730	45,079
Suzano Papel e Celulose SA, Series A (1)	9,900	52,666

TOTAL PREFERRED STOCKS (cost $134,062)		125,263

EXCHANGE-TRADED FUNDS (ETF) - 2.8%

United States - 2.8%
iShares MSCI Emerging Markets ETF (1)
(cost $378,840)	9,605	380,550

MONEY MARKET FUNDS - 1.5%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (c)
(cost $194,418)	194,418	194,418

SECURITIES LENDING COLLATERAL - 1.6%

Money Market Fund - 1.6%
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank
Dreyfus Treasury Cash Management, 0.010% (c)(d)
(cost $213,152)	213,152	213,152

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 100.5%
(cost $13,530,023)		13,407,395

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5%)		(69,281)

NET ASSETS - 100.0%		$13,338,114

†	Non-income producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $129,030; cash collateral of $213,152 was received with which the Fund purchased a money market fund.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

(c)	Represents annualized seven-day yield as of the close of the reporting period.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

LSE - London Stock Exchange

NVDR - Non-Voting Depositary Receipt

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$611,229	4.6%
Consumer Staples	505,934	3.8
Energy	805,877	6.0
Exchange-Traded Funds	380,550	2.9
Financials	5,214,468	39.0
Health Care	42,312	0.3
Industrials	740,328	5.6
Information Technology	2,088,479	15.6
Materials	558,300	4.2
Telecommunication Services	1,386,350	10.4
Utilities	665,998	5.0
Money Market Funds	194,418	1.5
Securities Lending Collateral	213,152	1.6

Total Investments In Securities, At Value	13,407,395	100.5
Liabilities in Excess of Other Assets	(69,281)	(0.5)

Net Assets	$13,338,114	100.0%

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2015 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

COMMON STOCKS - 97.0%	SHARES	VALUE (Note 4)
Consumer Discretionary - 19.5%
Advance Auto Parts, Inc.	10,500	$1,672,545
Amazon.com, Inc. †	29,035	12,603,803
AutoNation, Inc. †	14,700	925,806
AutoZone, Inc. †	2,073	1,382,484
Best Buy Co., Inc.	44,112	1,438,492
Big Lots, Inc.	7,800	350,922
Brinker International, Inc.	12,400	714,860
Brunswick Corp.	16,700	849,362
Buckle, Inc./The	7,400	338,698
Burlington Stores, Inc. †	31,189	1,596,877
Cabela’s, Inc. †	11,000	549,780
CarMax, Inc. †	24,366	1,613,273
Carnival Corp.	12,326	608,781
Carter’s, Inc.	7,700	818,510
Charter Communications, Inc., Class A †	15,542	2,661,567
Chico’s FAS, Inc.	25,500	424,065
Chipotle Mexican Grill, Inc. †	4,614	2,791,424
Cinemark Holdings, Inc.	15,800	634,686
Comcast Corp., Class A	16,715	1,005,240
Cracker Barrel Old Country Store, Inc.	5,519	823,214
CST Brands, Inc.	7,300	285,138
Darden Restaurants, Inc.	4,674	332,228
Deckers Outdoor Corp. †	8,200	590,154
Dillard’s, Inc., Class A	10,500	1,104,495
DISH Network Corp., Class A †	31,535	2,135,235
Dollar General Corp.	26,927	2,093,305
Dollar Tree, Inc. †	45,959	3,630,301
Domino’s Pizza, Inc.	10,800	1,224,720
Expedia, Inc.	15,541	1,699,408
Federal-Mogul Holdings Corp. †	12,400	140,740
Foot Locker, Inc.	24,400	1,635,044
Gannett Co., Inc. †	25,100	351,149
Gentex Corp.	26,000	426,920
Genuine Parts Co.	16,500	1,477,245
Graham Holdings Co., Class B	425	456,896
H&R Block, Inc.	25,400	753,110
Hanesbrands, Inc.	75,906	2,529,188
Harley-Davidson, Inc.	9,500	535,325
Harman International Industries, Inc.	13,600	1,617,584
Hasbro, Inc.	3,200	239,328
Hilton Worldwide Holdings, Inc. †	63,373	1,745,926
Home Depot, Inc./The	154,848	17,208,258
HSN, Inc.	8,000	561,520
Hyatt Hotels Corp., Class A †	10,100	572,569
Interpublic Group of Cos., Inc./The	10,314	198,751
Jack in the Box, Inc.	8,268	728,907
Jarden Corp. †	20,700	1,071,225
Kate Spade & Co. †	21,900	471,726
Kohl’s Corp.	13,521	846,550
L Brands, Inc.	45,661	3,914,518
Leggett & Platt, Inc.	14,426	702,258
LKQ Corp. †	26,100	789,394
Lowe’s Cos., Inc.	129,077	8,644,287
Macy’s, Inc.	24,263	1,637,025
Madison Square Garden Co./The, Class A †	16,139	1,347,445
Marriott International, Inc., Class A	36,256	2,697,084
Mohawk Industries, Inc. †	7,105	1,356,345
Murphy USA, Inc. †	6,252	348,987

	SHARES	VALUE (Note 4)
Consumer Discretionary - 19.5% (continued)
Netflix, Inc. †	8,248	$5,418,441
Newell Rubbermaid, Inc.	5,482	225,365
NIKE, Inc., Class B	99,848	10,785,581
Nordstrom, Inc.	21,600	1,609,200
Norwegian Cruise Line Holdings Ltd. †	35,390	1,983,256
O’Reilly Automotive, Inc. †	20,255	4,577,225
Panera Bread Co., Class A †	2,400	419,448
Pier 1 Imports, Inc.	24,000	303,120
Polaris Industries, Inc.	8,700	1,288,557
Rent-A-Center, Inc.	8,000	226,800
Restaurant Brands International, Inc. (Canada)	31,878	1,218,058
Restoration Hardware Holdings, Inc. †	8,165	797,149
Ross Stores, Inc.	75,470	3,668,597
Royal Caribbean Cruises Ltd.	31,428	2,473,069
Sally Beauty Holdings, Inc. †	22,600	713,708
Service Corp. International	7,708	226,846
Signet Jewelers Ltd.	14,400	1,846,656
Sinclair Broadcast Group, Inc., Class A	42,000	1,172,220
Six Flags Entertainment Corp.	32,600	1,462,110
Skechers U.S.A., Inc., Class A †	19,704	2,163,302
Standard Pacific Corp. †	98,400	876,744
Staples, Inc.	49,672	760,478
Starbucks Corp.	162,009	8,686,113
Target Corp.	74,779	6,104,210
TEGNA, Inc.	50,200	1,609,914
Tempur Sealy International, Inc. †	2,600	171,340
Tenneco, Inc. †	13,900	798,416
Tesla Motors, Inc. †	1,200	321,912
Time Warner, Inc.	90,967	7,951,425
TJX Cos., Inc./The	13,838	915,660
Tractor Supply Co.	18,417	1,656,425
Tupperware Brands Corp.	4,600	296,884
Ulta Salon Cosmetics & Fragrance, Inc. †	16,379	2,529,737
Under Armour, Inc., Class A †	47,344	3,950,383
Vail Resorts, Inc.	2,116	231,067
VF Corp.	51,900	3,619,506
Viacom, Inc., Class B	2,800	180,992
Walt Disney Co./The	190,699	21,766,384
Whirlpool Corp.	10,770	1,863,749
Williams-Sonoma, Inc.	8,200	674,614
Wolverine World Wide, Inc.	16,800	478,464
Wyndham Worldwide Corp.	23,900	1,957,649

		211,885,451

Consumer Staples - 8.2%
Altria Group, Inc.	225,266	11,017,760
Archer-Daniels-Midland Co.	24,289	1,171,216
Brown-Forman Corp., Class B	12,435	1,245,738
Casey’s General Stores, Inc.	5,900	564,866
Church & Dwight Co., Inc.	15,000	1,216,950
Clorox Co./The	6,203	645,236
Coca-Cola Enterprises, Inc.	9,447	410,378
Constellation Brands, Inc., Class A	32,500	3,770,650
Costco Wholesale Corp.	53,622	7,242,187
Coty, Inc., Class A †	36,175	1,156,515
CVS Health Corp.	143,099	15,008,223
Darling Ingredients, Inc. †	15,500	227,230
Dr Pepper Snapple Group, Inc.	46,900	3,419,010

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Consumer Staples - 8.2% (continued)
Energizer Holdings, Inc.	4,753	$625,257
Estee Lauder Cos., Inc./The, Class A	2,591	224,536
Hain Celestial Group, Inc./The †	18,761	1,235,600
Hershey Co./The	11,545	1,025,542
Hormel Foods Corp.	19,500	1,099,215
Ingredion, Inc.	4,600	367,126
JM Smucker Co./The	6,800	737,188
Keurig Green Mountain, Inc.	8,784	673,118
Kroger Co./The	82,454	5,978,740
McCormick & Co., Inc.	12,000	971,400
Mead Johnson Nutrition Co.	12,700	1,145,794
Molson Coors Brewing Co., Class B	14,400	1,005,264
Monster Beverage Corp. †	30,007	4,021,538
PepsiCo, Inc.	36,648	3,420,724
Pilgrim’s Pride Corp.	35,800	822,326
PriceSmart, Inc.	7,900	720,796
Reynolds American, Inc.	70,500	5,263,530
Rite Aid Corp. †	142,500	1,189,875
TreeHouse Foods, Inc. †	4,700	380,841
Tyson Foods, Inc., Class A	12,255	522,431
Walgreens Boots Alliance, Inc.	114,420	9,661,625
WhiteWave Foods Co./The †	25,981	1,269,951

		89,458,376

Energy - 1.3%
Cheniere Energy, Inc. †	35,495	2,458,384
CVR Energy, Inc.	12,300	462,972
Diamondback Energy, Inc.	2,800	211,064
Golar LNG Ltd. (Norway)	13,500	631,800
Kinder Morgan, Inc.	196,550	7,545,554
Targa Resources Corp.	8,376	747,307
Tesoro Corp.	19,146	1,616,114
Western Refining, Inc.	8,100	353,322
World Fuel Services Corp.	7,000	335,650

		14,362,167

Financials - 9.7%
Alexandria Real Estate Equities, Inc. REIT	2,700	236,142
Allstate Corp./The	34,468	2,235,939
American Campus Communities, Inc. REIT	5,300	199,757
American Capital Ltd. †	125,200	1,696,460
American Financial Group, Inc.	8,200	533,328
American Tower Corp. REIT	12,348	1,151,945
Ameriprise Financial, Inc.	24,500	3,060,785
AmTrust Financial Services, Inc.	8,013	524,932
Aon PLC (United Kingdom)	11,400	1,136,352
Apartment Investment & Management Co., Class A REIT	32,100	1,185,453
Arch Capital Group Ltd. †	13,000	870,480
AvalonBay Communities, Inc. REIT	17,446	2,789,092
Bank of New York Mellon Corp./The	11,473	481,522
Berkshire Hathaway, Inc., Class B †	42,630	5,802,369
BlackRock, Inc.	9,468	3,275,739
Boston Properties, Inc. REIT	23,594	2,855,818
Brixmor Property Group, Inc. REIT	40,616	939,448
Camden Property Trust REIT	10,668	792,419
Capitol Federal Financial, Inc.	26,600	320,264
Cincinnati Financial Corp.	26,000	1,304,680
CME Group, Inc.	39,146	3,642,927
Comerica, Inc.	4,400	225,808
Corrections Corp. of America REIT	18,552	613,700

	SHARES	VALUE (Note 4)
Financials - 9.7% (continued)
Credit Acceptance Corp. †	903	$222,301
CubeSmart REIT	9,200	213,072
Digital Realty Trust, Inc. REIT	41,306	2,754,284
Discover Financial Services	22,325	1,286,366
Douglas Emmett, Inc. REIT	8,500	228,990
Duke Realty Corp. REIT	11,600	215,412
E*TRADE Financial Corp. †	42,507	1,273,085
Equity Lifestyle Properties, Inc. REIT	4,000	210,320
Equity Residential REIT	58,799	4,125,926
Erie Indemnity Co., Class A	2,000	164,140
Essex Property Trust, Inc. REIT	22,132	4,703,050
Extra Space Storage, Inc. REIT	32,200	2,100,084
Federal Realty Investment Trust REIT	14,871	1,904,826
Financial Engines, Inc.	7,800	331,344
FNF Group	53,600	1,982,664
General Growth Properties, Inc. REIT	97,582	2,503,954
Goldman Sachs Group, Inc./The	17,597	3,674,078
Health Care REIT, Inc.	24,126	1,583,389
Healthcare Trust of America, Inc., Class A REIT	8,000	191,600
Huntington Bancshares, Inc.	147,100	1,663,701
Interactive Brokers Group, Inc., Class A	17,396	722,978
Intercontinental Exchange, Inc.	3,002	671,277
Iron Mountain, Inc. REIT	20,315	629,765
Janus Capital Group, Inc.	23,648	404,854
JPMorgan Chase & Co.	55,888	3,786,971
Kilroy Realty Corp. REIT	2,900	194,735
Kimco Realty Corp. REIT	25,276	569,721
Lamar Advertising Co., Class A REIT	12,300	707,004
M&T Bank Corp.	3,100	387,283
Markel Corp. †	300	240,204
MarketAxess Holdings, Inc.	4,868	451,604
Marsh & McLennan Cos., Inc.	7,400	419,580
McGraw Hill Financial, Inc.	34,439	3,459,398
MGIC Investment Corp. †	85,000	967,300
Moody’s Corp.	30,600	3,303,576
Morgan Stanley	26,964	1,045,934
MSCI, Inc.	3,426	210,870
NASDAQ OMX Group, Inc./The	14,446	705,109
National Retail Properties, Inc. REIT	24,736	866,007
Nationstar Mortgage Holdings, Inc. †	11,000	184,800
Navient Corp.	29,600	539,016
Omega Healthcare Investors, Inc. REIT	17,558	602,766
Post Properties, Inc. REIT	5,900	320,783
Principal Financial Group, Inc.	9,300	476,997
Public Storage REIT	5,223	962,964
Realty Income Corp. REIT	12,314	546,618
Regency Centers Corp. REIT	19,200	1,132,416
Retail Properties of America, Inc., Class A REIT	13,800	192,234
RLJ Lodging Trust REIT	9,800	291,844
SEI Investments Co.	9,180	450,095
Signature Bank †	5,800	849,062
Simon Property Group, Inc. REIT	5,415	936,903
SL Green Realty Corp. REIT	4,868	534,945
SLM Corp. †	29,600	292,152
Sovran Self Storage, Inc. REIT	2,400	208,584
Springleaf Holdings, Inc. †	21,594	991,381
SVB Financial Group †	6,100	878,278
Taubman Centers, Inc. REIT	3,000	208,500

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Financials - 9.7% (continued)
Torchmark Corp.	14,100	$820,902
Travelers Cos., Inc./The	18,608	1,798,649
UDR, Inc. REIT	41,200	1,319,636
Urban Edge Properties REIT	18,350	381,496
Ventas, Inc. REIT	7,163	444,751
Vornado Realty Trust REIT	20,105	1,908,568
Weingarten Realty Investors REIT	6,000	196,140
WR Berkley Corp.	13,700	711,441

		105,134,036

Health Care - 21.2%
Abbott Laboratories	120,230	5,900,888
AbbVie, Inc.	90,113	6,054,692
Acadia Healthcare Co., Inc. †	12,386	970,195
ACADIA Pharmaceuticals, Inc. †	29,045	1,216,405
Aetna, Inc.	58,800	7,494,648
Agios Pharmaceuticals, Inc. †	21,050	2,339,497
Akorn, Inc. †	33,919	1,480,904
Alexion Pharmaceuticals, Inc. †	11,284	2,039,809
Align Technology, Inc. †	9,300	583,203
Allergan PLC †	1,200	364,152
Alnylam Pharmaceuticals, Inc. †	21,541	2,582,120
AmerisourceBergen Corp.	37,940	4,034,540
Amgen, Inc.	87,250	13,394,620
Anacor Pharmaceuticals, Inc. †	3,686	285,407
Anthem, Inc.	42,554	6,984,814
Arena Pharmaceuticals, Inc. †	74,700	346,608
athenahealth, Inc. †	5,100	584,358
Becton Dickinson and Co.	15,535	2,200,533
Biogen, Inc. †	25,371	10,248,362
BioMarin Pharmaceutical, Inc. †	27,940	3,821,633
Bluebird Bio, Inc. †	13,688	2,304,649
Boston Scientific Corp. †	76,235	1,349,359
Bristol-Myers Squibb Co.	124,581	8,289,620
Brookdale Senior Living, Inc. †	19,500	676,650
Cardinal Health, Inc.	34,000	2,844,100
Celgene Corp. †	98,255	11,371,542
Centene Corp. †	33,085	2,660,034
Cepheid †	11,200	684,880
Cerner Corp. †	39,932	2,757,704
Clovis Oncology, Inc. †	2,528	222,161
Community Health Systems, Inc. †	16,800	1,057,896
Cooper Cos., Inc./The	7,400	1,316,978
CR Bard, Inc.	1,300	221,910
DaVita HealthCare Partners, Inc. †	28,200	2,241,054
DexCom, Inc. †	29,613	2,368,448
Edwards Lifesciences Corp. †	23,784	3,387,555
Eli Lilly & Co.	128,549	10,732,556
Express Scripts Holding Co. †	26,295	2,338,677
Gilead Sciences, Inc.	90,556	10,602,296
HCA Holdings, Inc. †	55,413	5,027,067
Health Net, Inc. †	11,942	765,721
Henry Schein, Inc. †	4,600	653,752
Hill-Rom Holdings, Inc.	3,500	190,155
Hologic, Inc. †	23,272	885,732
Humana, Inc.	23,617	4,517,460
IDEXX Laboratories, Inc. †	8,000	513,120
Illumina, Inc. †	23,789	5,194,566
Incyte Corp. †	35,900	3,741,139
Intercept Pharmaceuticals, Inc. †	494	119,242
Intrexon Corp. †	25,795	1,258,796
Intuitive Surgical, Inc. †	2,100	1,017,450
Isis Pharmaceuticals, Inc. †	34,400	1,979,720

	SHARES	VALUE (Note 4)
Health Care - 21.2% (continued)
Jazz Pharmaceuticals PLC (Ireland) †	5,800	$1,021,206
Laboratory Corp of America Holdings †	3,822	463,303
McKesson Corp.	32,900	7,396,249
Medidata Solutions, Inc. †	25,500	1,385,160
Medivation, Inc. †	24,000	2,740,800
Medtronic PLC (Ireland)	19,553	1,448,877
Merck & Co., Inc.	5,506	313,457
Mettler-Toledo International, Inc. †	1,323	451,752
Molina Healthcare, Inc. †	9,849	692,385
Neurocrine Biosciences, Inc. †	29,145	1,391,965
OPKO Health, Inc. †	85,980	1,382,558
Pacira Pharmaceuticals, Inc. †	7,500	530,400
Puma Biotechnology, Inc. †	10,406	1,214,900
Quest Diagnostics, Inc.	8,879	643,905
Quintiles Transnational Holdings, Inc. †	6,292	456,862
Receptos, Inc. †	15,474	2,940,834
Regeneron Pharmaceuticals, Inc. †	14,043	7,163,756
ResMed, Inc.	17,407	981,233
St. Jude Medical, Inc.	10,000	730,700
STERIS Corp.	3,127	201,504
Tenet Healthcare Corp. †	7,900	457,252
Thermo Fisher Scientific, Inc.	8,779	1,139,163
Ultragenyx Pharmaceutical, Inc. †	2,096	214,609
United Therapeutics Corp. †	11,113	1,933,106
UnitedHealth Group, Inc.	123,529	15,070,538
Universal Health Services, Inc., Class B	9,624	1,367,570
VCA, Inc. †	7,974	433,825
Vertex Pharmaceuticals, Inc. †	36,813	4,545,669
WellCare Health Plans, Inc. †	10,500	890,715
Zimmer Biomet Holdings, Inc.	11,648	1,272,311
ZIOPHARM Oncology, Inc. †	1	12
Zoetis, Inc.	71,400	3,442,908

		230,538,861

Industrials - 8.5%
3M Co.	44,045	6,796,144
A. O. Smith Corp.	16,200	1,166,076
Acuity Brands, Inc.	3,802	684,284
Alaska Air Group, Inc.	35,600	2,293,708
Allegiant Travel Co.	2,438	433,671
AMERCO	1,900	621,129
American Airlines Group, Inc.	59,740	2,385,717
AMETEK, Inc.	2,800	153,384
Avis Budget Group, Inc. †	42,300	1,864,584
Boeing Co./The	3,731	517,564
CH Robinson Worldwide, Inc.	6,166	384,697
Cintas Corp.	13,949	1,179,946
Clean Harbors, Inc. †	4,800	257,952
Copart, Inc. †	14,400	510,912
CSX Corp.	30,174	985,181
Delta Air Lines, Inc.	61,727	2,535,745
Donaldson Co., Inc.	8,800	315,040
Equifax, Inc.	7,182	697,300
Fastenal Co.	2,900	122,322
FedEx Corp.	32,378	5,517,211
Fortune Brands Home & Security, Inc.	53,300	2,442,206
Generac Holdings, Inc. †	11,200	445,200
General Dynamics Corp.	42,800	6,064,332
Genesee & Wyoming, Inc., Class A †	7,000	533,260

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Industrials - 8.5% (continued)
Hexcel Corp.	15,700	$780,918
Hubbell, Inc., Class B	3,700	400,636
Huntington Ingalls Industries, Inc.	9,900	1,114,641
IHS, Inc., Class A †	4,100	527,383
Illinois Tool Works, Inc.	2,277	209,006
JB Hunt Transport Services, Inc.	14,400	1,182,096
JetBlue Airways Corp. †	92,391	1,918,037
Kansas City Southern	5,172	471,686
Kirby Corp. †	1,800	137,988
Lockheed Martin Corp.	39,961	7,428,750
Macquarie Infrastructure Corp.	3,600	297,468
Middleby Corp./The †	10,800	1,212,084
Mueller Industries, Inc.	13,000	451,360
Nordson Corp.	3,200	249,248
Northrop Grumman Corp.	35,000	5,552,050
Old Dominion Freight Line, Inc. †	13,999	960,401
Owens Corning	12,800	528,000
Pitney Bowes, Inc.	36,200	753,322
Raytheon Co.	9,952	952,207
Republic Services, Inc.	5,600	219,352
Robert Half International, Inc.	12,601	699,355
Rockwell Automation, Inc.	1,100	137,104
Roper Industries, Inc.	10,539	1,817,556
RR Donnelley & Sons Co.	50,900	887,187
Snap-on, Inc.	1,406	223,906
Southwest Airlines Co.	116,841	3,866,269
Spirit AeroSystems Holdings, Inc., Class A †	12,114	667,603
Spirit Airlines, Inc. †	17,600	1,092,960
Stericycle, Inc. †	7,700	1,031,107
Swift Transportation Co. †	31,300	709,571
Textron, Inc.	13,400	598,042
Timken Co./The	14,600	533,922
Towers Watson & Co., Class A	10,800	1,358,640
TransDigm Group, Inc. †	9,000	2,022,030
Trinity Industries, Inc.	5,503	145,444
Union Pacific Corp.	17,600	1,678,512
United Continental Holdings, Inc. †	60,069	3,184,258
United Rentals, Inc. †	11,585	1,015,078
USG Corp. †	18,500	514,115
Verisk Analytics, Inc. †	18,500	1,346,060
Wabtec Corp.	8,800	829,312
Waste Connections, Inc.	8,300	391,096
Waste Management, Inc.	22,380	1,037,313
Werner Enterprises, Inc.	10,900	286,125
Woodward, Inc.	3,200	175,968
WW Grainger, Inc.	3,900	922,935
XPO Logistics, Inc. †	7,416	335,055

		91,760,721

Information Technology - 25.1%
Activision Blizzard, Inc.	60,800	1,471,968
Adobe Systems, Inc. †	41,816	3,387,514
Akamai Technologies, Inc. †	34,019	2,375,207
Alliance Data Systems Corp. †	600	175,164
Amphenol Corp., Class A	21,046	1,220,037
ANSYS, Inc. †	5,600	510,944
Apple, Inc.	616,593	77,336,177
Applied Materials, Inc.	105,677	2,031,112
ARRIS Group, Inc. †	22,700	694,620
Arrow Electronics, Inc. †	8,600	479,880
Autodesk, Inc. †	9,303	465,848
Automatic Data Processing, Inc.	59,512	4,774,648

	SHARES	VALUE (Note 4)
Information Technology - 25.1% (continued)
Booz Allen Hamilton Holding Corp.	14,749	$372,265
Broadridge Financial Solutions, Inc.	7,930	396,579
Brocade Communications Systems, Inc.	101,800	1,209,384
CA, Inc.	9,900	289,971
Cadence Design Systems, Inc. †	23,600	463,976
Cavium, Inc. †	9,455	650,599
CDK Global, Inc.	6,566	354,433
CDW Corp.	17,088	585,777
Cirrus Logic, Inc. †	28,800	980,064
Cisco Systems, Inc.	532,371	14,618,908
Cognex Corp.	4,239	203,896
Cognizant Technology Solutions Corp., Class A †	38,189	2,332,966
CommScope Holding Co., Inc. †	7,000	213,570
CommVault Systems, Inc. †	8,200	347,762
Computer Sciences Corp.	10,500	689,220
CoreLogic, Inc. †	18,100	718,389
Corning, Inc.	14,300	282,139
CoStar Group, Inc. †	4,800	966,048
eBay, Inc. †	22,085	1,330,400
Electronic Arts, Inc. †	73,077	4,859,621
EPAM Systems, Inc. †	7,162	510,149
Equinix, Inc. REIT	3,934	999,236
F5 Networks, Inc. †	6,500	782,275
Facebook, Inc., Class A †	287,710	24,675,448
FactSet Research Systems, Inc.	4,319	701,881
Fairchild Semiconductor International, Inc. †	7,700	133,826
Fidelity National Information Services, Inc.	28,880	1,784,784
Fiserv, Inc. †	40,148	3,325,459
FleetCor Technologies, Inc. †	23,300	3,636,198
Fortinet, Inc. †	38,118	1,575,417
Gartner, Inc. †	6,200	531,836
Global Payments, Inc.	4,943	511,353
GrubHub, Inc. †	5,322	181,321
Hewlett-Packard Co.	47,313	1,419,863
IAC/InterActiveCorp	12,900	1,027,614
Integrated Device Technology, Inc. †	11,643	252,653
Intel Corp.	517,200	15,730,638
InterDigital, Inc.	6,200	352,718
Intuit, Inc.	31,152	3,139,187
IPG Photonics Corp. †	5,942	506,110
j2 Global, Inc.	3,207	217,884
Jack Henry & Associates, Inc.	8,800	569,360
KLA-Tencor Corp.	11,300	635,173
Lam Research Corp.	18,200	1,480,570
LinkedIn Corp., Class A †	17,742	3,666,029
Manhattan Associates, Inc. †	8,457	504,460
Marvell Technology Group Ltd.	53,500	705,397
MasterCard, Inc., Class A	106,472	9,953,003
Maxim Integrated Products, Inc.	21,200	732,990
MAXIMUS, Inc.	6,554	430,794
Micron Technology, Inc. †	33,797	636,735
Microsoft Corp.	29,946	1,322,116
Motorola Solutions, Inc.	10,300	590,602
NetSuite, Inc. †	13,600	1,247,800
NVIDIA Corp.	49,800	1,001,478
ON Semiconductor Corp. †	16,402	191,739
Palo Alto Networks, Inc. †	22,516	3,933,545
Qlik Technologies, Inc. †	5,832	203,887

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Information Technology - 25.1% (continued)
Qorvo, Inc. †	34,820	$2,795,001
Rackspace Hosting, Inc. †	19,930	741,197
Red Hat, Inc. †	19,093	1,449,731
Sabre Corp.	8,236	196,017
Salesforce.com, inc. †	44,277	3,083,008
SanDisk Corp.	10,893	634,190
ServiceNow, Inc. †	28,812	2,141,020
Shutterstock, Inc. †	9,000	527,760
Skyworks Solutions, Inc.	56,400	5,871,240
SolarWinds, Inc. †	12,600	581,238
Solera Holdings, Inc.	5,700	253,992
Splunk, Inc. †	7,454	518,947
SS&C Technologies Holdings, Inc.	3,420	213,750
SunEdison, Inc. †	36,507	1,091,924
Symantec Corp.	34,100	792,825
Synaptics, Inc. †	2,134	185,092
Synopsys, Inc. †	4,303	217,947
Tableau Software, Inc., Class A †	13,738	1,583,991
Texas Instruments, Inc.	94,155	4,849,924
Total System Services, Inc.	15,100	630,727
Twitter, Inc. †	50,238	1,819,620
Tyler Technologies, Inc. †	3,382	437,563
Ultimate Software Group, Inc./The †	1,290	211,999
Universal Display Corp. †	8,600	444,878
VeriSign, Inc. †	21,755	1,342,719
Visa, Inc., Class A	247,261	16,603,576
Western Digital Corp.	14,872	1,166,262
Western Union Co./The	11,896	241,846
Xerox Corp.	148,500	1,580,040
Xilinx, Inc.	15,310	676,090
Yahoo!, Inc. †	44,436	1,745,890
Zebra Technologies Corp., Class A †	3,200	355,360
Zillow Group, Inc., Class A †	6,000	520,440

		272,096,418

Materials - 2.2%
Air Products & Chemicals, Inc.	15,243	2,085,700
Airgas, Inc.	4,900	518,322
Alcoa, Inc.	98,264	1,095,643
Ashland, Inc.	6,600	804,540
Ball Corp.	21,800	1,529,270
Berry Plastics Group, Inc. †	25,834	837,021
Carpenter Technology Corp.	5,700	220,476
Eagle Materials, Inc.	11,000	839,630
Ecolab, Inc.	3,800	429,666
Graphic Packaging Holding Co.	14,777	205,844
International Flavors & Fragrances, Inc.	6,500	710,385
Louisiana-Pacific Corp. †	58,600	997,958
NewMarket Corp.	1,600	710,224
Packaging Corp. of America	14,500	906,105
PPG Industries, Inc.	21,994	2,523,152
Rock-Tenn Co., Class A	6,804	409,601
Royal Gold, Inc.	10,283	633,330
Sealed Air Corp.	19,132	983,002
Sherwin-Williams Co./The	15,110	4,155,552
Valspar Corp./The	8,500	695,470
Vulcan Materials Co.	9,570	803,210
Westlake Chemical Corp.	14,900	1,021,991
WR Grace & Co. †	3,700	371,110

		23,487,202

	SHARES	VALUE (Note 4)
Telecommunication Services - 0.4%
CenturyLink, Inc.	12,460	$366,075
Frontier Communications Corp.	27,000	133,650
Globalstar, Inc. †	67,900	143,269
Level 3 Communications, Inc. †	45,286	2,385,214
SBA Communications Corp., Class A †	14,815	1,703,280

		4,731,488

Utilities - 0.9%
American Water Works Co., Inc.	21,738	1,057,119
Atmos Energy Corp.	9,100	466,648
Cleco Corp.	8,100	436,185
CMS Energy Corp.	17,444	555,417
DTE Energy Co.	12,891	962,184
ITC Holdings Corp.	14,787	475,846
National Fuel Gas Co.	5,400	318,006
NiSource, Inc.	45,756	2,086,016
Portland General Electric Co.	12,000	397,920
Questar Corp.	15,300	319,923
SCANA Corp.	9,641	488,317
Sempra Energy	12,143	1,201,428
WEC Energy Group, Inc.	3,281	147,547
WGL Holdings, Inc.	6,900	374,601

		9,287,157

TOTAL COMMON STOCKS (cost $860,892,416)		1,052,741,877

MONEY MARKET FUNDS - 3.0%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (2)(a)
(cost $32,583,572)	32,583,572	32,583,572

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 100.0% (cost $893,475,988)		1,085,325,449

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0% (b)(c)		180,818

NET ASSETS - 100.0%		$1,085,506,267

All securities are United States companies, unless noted otherwise in parentheses.

†	Non-income producing security.
(a)	Represents annualized seven-day yield as of the close of the reporting period.
(b)	Represents less than 0.05% of net assets.
(c)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

Open futures contracts outstanding at June 30, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
208	Barclays Capital	S&P 500 E-Mini Futures	9/2015	$21,697,274	$21,365,760	$(331,514)

Collateral pledged to, or ( received from), each counterparty at June 30, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Barclays Capital
Cash	$—	$1,329,325	$1,329,325

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2015 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

COMMON STOCKS - 96.9%	SHARES	VALUE (Note 4)
Consumer Discretionary - 15.1%
1-800-Flowers.com, Inc., Class A †	76,836	$803,705
2U, Inc. †	20,019	644,412
A. H. Belo Corp., Class A (a)	1,623	9,089
AMC Entertainment Holdings, Inc., Class A	20,000	613,600
American Axle & Manufacturing Holdings, Inc. †	32,723	684,238
American Eagle Outfitters, Inc.	38,995	671,494
America’s Car-Mart, Inc. †	5,800	286,056
Asbury Automotive Group, Inc. †	18,600	1,685,532
Barnes & Noble, Inc. †	39,200	1,017,632
Bassett Furniture Industries, Inc.	12,476	354,443
Big Lots, Inc.	26,666	1,199,703
BJ’s Restaurants, Inc. †	19,100	925,395
Boyd Gaming Corp. †	16,700	249,665
Bright Horizons Family Solutions, Inc. †	4,800	277,440
Buckle, Inc./The (a)	15,495	709,206
Build-A-Bear Workshop, Inc. †	26,600	425,334
Burlington Stores, Inc. †	6,500	332,800
Caleres, Inc.	26,600	845,348
Capella Education Co.	6,900	370,323
Career Education Corp. †	16,200	53,460
Carriage Services, Inc.	15,997	382,008
Carrols Restaurant Group, Inc. †	13,677	142,241
Cato Corp./The, Class A	16,800	651,168
Cavco Industries, Inc. †	3,700	279,128
Century Casinos, Inc. †	20,963	132,067
Chegg, Inc. †(a)	50,696	397,457
Cherokee, Inc.	3,113	87,724
Children’s Place, Inc./The	11,177	731,088
Choice Hotels International, Inc.	4,100	222,425
Christopher & Banks Corp. †	18,000	72,180
Churchill Downs, Inc.	6,518	815,076
Citi Trends, Inc. †	17,300	418,660
ClubCorp Holdings, Inc.	27,449	655,482
Collectors Universe, Inc.	5,760	114,854
Columbia Sportswear Co.	4,800	290,208
Cooper Tire & Rubber Co.	27,900	943,857
Cooper-Standard Holding, Inc. †	4,700	288,909
Core-Mark Holding Co., Inc.	17,100	1,013,175
Culp, Inc.	5,577	172,887
Del Frisco’s Restaurant Group, Inc. †	5,900	109,917
Denny’s Corp. †	70,300	816,183
Destination XL Group, Inc. †	10,468	52,445
Diamond Resorts International, Inc. †	45,900	1,448,145
DineEquity, Inc.	11,300	1,119,717
Dixie Group, Inc./The †(a)	9,200	96,600
Drew Industries, Inc.	5,414	314,120
Empire Resorts, Inc. †(a)	13,635	69,402
Ethan Allen Interiors, Inc.	2,800	73,752
EW Scripps Co./The, Class A	40,224	919,118
Express, Inc. †	9,862	178,601
Famous Dave’s of America, Inc. †(a)	8,200	164,410
Fiesta Restaurant Group, Inc. †	16,500	825,000
Flexsteel Industries, Inc.	2,400	103,416
Fred’s, Inc., Class A	7,400	142,746
FTD Cos., Inc. †	10,700	301,633
Genesco, Inc. †	1,600	105,648
Gentherm, Inc. †	17,900	982,889
G-III Apparel Group Ltd. †	25,200	1,772,820
Global Eagle Entertainment, Inc. †	15,783	205,495
Grand Canyon Education, Inc. †	4,900	207,760
Gray Television, Inc. †	26,896	421,729

	SHARES	VALUE (Note 4)
Consumer Discretionary - 15.1% (continued)
Group 1 Automotive, Inc.	8,780	$797,487
Haverty Furniture Cos., Inc.	7,500	162,150
Helen of Troy Ltd. †	16,300	1,589,087
Hooker Furniture Corp.	8,319	208,890
Houghton Mifflin Harcourt Co. †	26,708	673,042
Installed Building Products, Inc. †	16,107	394,299
International Speedway Corp., Class A	2,320	85,074
Interval Leisure Group, Inc.	9,000	205,650
Isle of Capri Casinos, Inc. †	29,783	540,561
Jack in the Box, Inc.	7,643	673,807
Jamba, Inc. †(a)	11,862	183,742
Kirkland’s, Inc.	11,018	307,072
Kona Grill, Inc. †(a)	16,400	318,324
Lakeland Industries, Inc. †	5,500	62,920
Lands’ End, Inc. †(a)	11,225	278,717
Lee Enterprises, Inc. †(a)	43,352	144,362
Libbey, Inc.	16,700	690,211
Liberty Tax, Inc.	6,900	170,775
LifeLock, Inc. †	14,129	231,716
Lithia Motors, Inc., Class A	12,600	1,425,816
Loral Space & Communications, Inc. †	2,600	164,112
Marcus Corp./The	6,900	132,342
MarineMax, Inc. †	22,800	536,028
Marriott Vacations Worldwide Corp.	20,400	1,871,700
Mattress Firm Holding Corp. †(a)	22,100	1,346,995
MDC Partners, Inc., Class A	12,000	236,400
Men’s Wearhouse, Inc./The	668	42,799
Meredith Corp.	18,500	964,775
Meritage Homes Corp. †	2,140	100,773
Monarch Casino & Resort, Inc. †	4,817	99,037
Monro Muffler Brake, Inc.	5,300	329,448
Motorcar Parts of America, Inc. †	13,486	405,794
Murphy USA, Inc. †	10,774	601,405
NACCO Industries, Inc., Class A	4,200	255,192
Nathan’s Famous, Inc.	5,800	214,948
Nautilus, Inc. †	36,046	775,349
New Media Investment Group, Inc.	33,998	609,584
Nexstar Broadcasting Group, Inc., Class A	14,176	793,856
Nutrisystem, Inc.	21,700	539,896
Overstock.com, Inc. †	16,696	376,328
Oxford Industries, Inc.	3,533	308,961
Papa John’s International, Inc.	24,500	1,852,445
Papa Murphy’s Holdings, Inc. †	6,596	136,669
Penn National Gaming, Inc. †(a)	42,204	774,443
Performance Sports Group Ltd. †	13,508	243,144
Perry Ellis International, Inc. †	14,000	332,780
PetMed Express, Inc. (a)	5,900	101,893
Pool Corp.	9,144	641,726
Popeyes Louisiana Kitchen, Inc. †	19,400	1,163,806
Rave Restaurant Group, Inc. †(a)	14,355	187,333
Reading International, Inc., Class A †	3,941	54,583
Red Robin Gourmet Burgers, Inc. †	6,500	557,830
Regis Corp. †	9,600	151,296
Rent-A-Center, Inc.	5,373	152,324
Rentrak Corp. †(a)	3,038	212,052
Rocky Brands, Inc.	4,254	79,550
Ruth’s Hospitality Group, Inc.	22,500	362,700
Scholastic Corp.	10,774	475,457
Scientific Games Corp., Class A †(a)	24,893	386,837
Select Comfort Corp. †	38,800	1,166,716
Sequential Brands Group, Inc. †(a)	25,800	394,482
Shiloh Industries, Inc. †(a)	2,499	32,362
Shoe Carnival, Inc.	4,200	121,212

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Consumer Discretionary - 15.1% (continued)
Skullcandy, Inc. †	25,665	$196,851
Sonic Automotive, Inc., Class A	3,400	81,022
Sonic Corp. (a)	36,600	1,054,080
Speedway Motorsports, Inc.	6,600	149,490
Stage Stores, Inc. (a)	4,000	70,120
Standard Motor Products, Inc.	9,800	344,176
Stein Mart, Inc.	14,500	151,815
Steiner Leisure Ltd. (Bahamas) †	1,590	85,510
Steven Madden Ltd. †	6,815	291,546
Strattec Security Corp. (a)	2,800	192,360
Strayer Education, Inc. †	8,000	344,800
Superior Uniform Group, Inc.	9,269	153,309
Texas Roadhouse, Inc.	41,300	1,545,859
Tilly’s, Inc., A Shares †	20,094	194,309
Tower International, Inc. †	12,300	320,415
Tuesday Morning Corp. †	28,181	317,459
Unifi, Inc. †	10,400	348,400
Universal Electronics, Inc. †	11,600	578,144
UQM Technologies, Inc. †(a)	8,988	7,730
World Wrestling Entertainment, Inc., Class A	5,264	86,856
YOU On Demand Holdings, Inc. †	20,904	43,271
ZAGG, Inc. †	33,050	261,756
Zoe’s Kitchen, Inc. †	2,168	88,758
Zumiez, Inc. †	19,100	508,633

		67,248,748

Consumer Staples - 3.9%
Alico, Inc.	1,279	58,015
Boston Beer Co., Inc./The, Class A †	700	162,393
Calavo Growers, Inc.	14,700	763,371
Cal-Maine Foods, Inc. (a)	28,000	1,461,600
Central Garden & Pet Co., Class A †	15,300	174,573
Coca-Cola Bottling Co. Consolidated	5,584	843,575
Craft Brew Alliance, Inc. †	10,182	112,613
Dean Foods Co.	9,918	160,374
Diamond Foods, Inc. †	10,721	336,425
Farmer Bros Co. †	4,000	94,000
Fresh Del Monte Produce, Inc.	31,400	1,213,924
Fresh Market, Inc./The †(a)	18,479	593,915
HRG Group, Inc. †	45,892	596,596
Ingles Markets, Inc., Class A	16,905	807,552
Inter Parfums, Inc.	6,100	206,973
Inventure Foods, Inc. †(a)	7,500	76,125
J&J Snack Foods Corp.	8,244	912,363
John B. Sanfilippo & Son, Inc.	11,500	596,850
Liberator Medical Holdings, Inc. (a)	41,645	94,534
Medifast, Inc. †	6,400	206,848
MGP Ingredients, Inc.	2,994	50,359
National Beverage Corp. †	5,100	114,699
Natural Health Trends Corp. (a)	18,300	758,718
Omega Protein Corp. †	13,000	178,750
Revlon, Inc., Class A †	23,700	870,027
Sanderson Farms, Inc. (a)	2,355	177,002
Snyder’s-Lance, Inc.	15,100	487,277
SpartanNash Co.	16,300	530,402
SUPERVALU, Inc. †	120,306	973,276
USANA Health Sciences, Inc. †	8,964	1,225,020
Vector Group Ltd. (a)	69,995	1,642,083
Village Super Market, Inc., Class A	1,640	51,972
WD-40 Co.	5,500	479,380
Weis Markets, Inc.	2,000	84,300

		17,095,884

	SHARES	VALUE (Note 4)
Energy - 1.1%
Aemetis, Inc. †	6,472	$23,299
Alon USA Energy, Inc.	13,319	251,729
Delek US Holdings, Inc.	26,154	962,990
Enbridge Energy Management LLC	33,912	1,119,096
Green Plains, Inc.	3,100	85,405
Natural Gas Services Group, Inc. †	6,200	141,484
Nordic American Tankers Ltd. (Norway) (a)	39,969	568,759
Panhandle Oil and Gas, Inc., Class A	12,800	264,832
PBF Energy, Inc., Class A	2,233	63,462
PetroQuest Energy, Inc. †(a)	35,800	70,884
PHI, Inc. †	3,000	90,060
REX American Resources Corp. †	6,311	401,632
Ring Energy, Inc. †	9,300	104,067
Ship Finance International Ltd. (Norway) (a)	7,433	121,306
Synergy Resources Corp. †	16,644	190,241
Teekay Tankers Ltd., Class A	73,424	485,333
Vertex Energy, Inc. †(a)	32,392	76,769

		5,021,348

Financials - 16.1%
1st Source Corp.	1,500	51,180
Acadia Realty Trust REIT	38,849	1,130,894
Actua Corp. †	12,100	172,546
Agree Realty Corp. REIT	6,100	177,937
Alexander’s, Inc. REIT	1,300	533,000
American Assets Trust, Inc. REIT	19,800	776,358
American Equity Investment Life Holding Co.	27,400	739,252
Ameris Bancorp	11,401	288,331
AMERISAFE, Inc.	4,000	188,240
Argo Group International Holdings Ltd.	16,900	941,330
Arlington Asset Investment Corp., Class A (a)	4,925	96,333
Armada Hoffler Properties, Inc. REIT	4,900	48,951
Ashford Hospitality Prime, Inc. REIT	5,780	86,816
Ashford Hospitality Trust, Inc. REIT	37,725	319,154
Ashford, Inc. †	94	8,203
Aspen Insurance Holdings Ltd.	19,086	914,219
Atlas Financial Holdings, Inc. †	6,916	137,144
Banc of California, Inc.	6,180	84,975
BancFirst Corp.	800	52,360
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	11,200	360,416
Bank of the Ozarks, Inc.	9,500	434,625
Banner Corp.	3,039	145,659
Beneficial Bancorp, Inc. †	21,218	265,013
Berkshire Hills Bancorp, Inc.	3,133	89,228
BGC Partners, Inc., Class A	151,900	1,329,125
BNC Bancorp	10,300	199,099
BofI Holding, Inc. †	3,827	404,552
Boston Private Financial Holdings, Inc.	13,300	178,353
Capital Bank Financial Corp., Class A †	15,201	441,893
Cardinal Financial Corp.	3,900	84,981
CareTrust REIT, Inc. REIT	4,709	59,663
Cash America International, Inc.	11,800	309,042
Cathay General Bancorp	13,119	425,712
Cedar Realty Trust, Inc. REIT	29,000	185,600
Central Pacific Financial Corp.	11,288	268,090
Chatham Lodging Trust REIT	27,000	714,690
Chesapeake Lodging Trust REIT	20,168	614,721
Clifton Bancorp, Inc.	3,479	48,671
Cohen & Steers, Inc.	9,516	324,305

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Financials - 16.1% (continued)
Columbia Banking System, Inc.	2,631	$85,613
Community Trust Bancorp, Inc.	2,430	84,734
ConnectOne Bancorp, Inc.	11,700	251,901
Consumer Portfolio Services, Inc. †(a)	25,900	161,875
CoreSite Realty Corp. REIT	20,502	931,611
Cowen Group, Inc., Class A †	42,249	270,394
Credit Acceptance Corp. †	1,984	488,421
Customers Bancorp, Inc. †	12,298	330,693
CVB Financial Corp.	2,500	44,025
CyrusOne, Inc. REIT	37,452	1,102,961
Diamond Hill Investment Group, Inc.	1,200	239,592
DiamondRock Hospitality Co. REIT	13,332	170,783
DuPont Fabros Technology, Inc. REIT	47,624	1,402,527
Eagle Bancorp, Inc. †	15,839	696,282
EastGroup Properties, Inc. REIT	1,003	56,399
Education Realty Trust, Inc. REIT	29,243	917,061
Empire State Realty Trust, Inc., Class A REIT	31,975	545,494
Employers Holdings, Inc.	6,600	150,348
Encore Capital Group, Inc. †(a)	2,628	112,321
Endurance Specialty Holdings Ltd.	22,100	1,451,970
Enstar Group Ltd. †	3,300	511,335
Essent Group Ltd. †	28,617	782,675
EverBank Financial Corp.	12,935	254,173
FBL Financial Group, Inc., Class A	11,100	640,692
FBR & Co. †	8,500	196,690
Federal Agricultural Mortgage Corp., Class C	4,900	142,394
Federated National Holding Co.	17,400	421,080
FelCor Lodging Trust, Inc. REIT	76,830	759,080
Fidelity & Guaranty Life	3,800	89,794
Fidelity Southern Corp.	7,820	136,381
First Commonwealth Financial Corp.	8,800	84,392
First Defiance Financial Corp.	1,646	61,774
First Industrial Realty Trust, Inc. REIT	12,161	227,776
First Interstate BancSystem, Inc., Class A	9,200	255,208
First Merchants Corp.	6,600	163,020
Flushing Financial Corp.	3,100	65,131
GAIN Capital Holdings, Inc.	13,200	126,192
GAMCO Investors, Inc., Class A	4,800	329,808
GEO Group, Inc./The REIT	10,024	342,420
Gladstone Commercial Corp. REIT	10,000	165,600
Gramercy Property Trust, Inc. REIT	23,850	557,375
Great Southern Bancorp, Inc.	2,766	116,559
Greenlight Capital Re Ltd., Class A †	6,200	180,854
Hanmi Financial Corp.	9,800	243,432
Hanover Insurance Group, Inc./The	2,519	186,482
HCI Group, Inc.	3,900	172,419
Healthcare Realty Trust, Inc. REIT	24,531	570,591
Heartland Financial USA, Inc.	4,952	184,313
Heritage Insurance Holdings, Inc. †	3,898	89,615
Hersha Hospitality Trust REIT	20,713	531,081
HFF, Inc., Class A	20,300	847,119
Hilltop Holdings, Inc. †	3,300	79,497
HomeStreet, Inc. †	7,500	171,150
Horace Mann Educators Corp.	12,800	465,664
Hudson Pacific Properties, Inc. REIT	43,800	1,242,606
Impac Mortgage Holdings, Inc. †(a)	9,773	187,055
Independence Realty Trust, Inc. REIT	12,700	95,631
Independent Bank Corp./MA	1,819	85,293
Independent Bank Corp./MI	23,700	321,372
Infinity Property & Casualty Corp.	3,300	250,272
Inland Real Estate Corp. REIT	7,700	72,534

	SHARES	VALUE (Note 4)
Financials - 16.1% (continued)
Interactive Brokers Group, Inc., Class A (a)	18,225	$757,431
INTL FCStone, Inc. †	11,704	389,041
Investment Technology Group, Inc.	20,907	518,494
KCG Holdings, Inc., Class A †(a)	3,901	48,099
Kennedy-Wilson Holdings, Inc.	37,077	911,723
Kite Realty Group Trust REIT	15,327	375,052
Ladder Capital Corp. REIT	4,000	69,400
Ladenburg Thalmann Financial Services, Inc. †(a)	125,900	440,650
Lakeland Financial Corp.	7,500	325,275
LegacyTexas Financial Group, Inc.	7,000	211,400
LendingTree, Inc. †	15,343	1,206,113
LTC Properties, Inc. REIT	12,500	520,000
Maiden Holdings Ltd.	37,600	593,328
Marcus & Millichap, Inc. †	28,051	1,294,273
MarketAxess Holdings, Inc.	6,482	601,335
MB Financial, Inc.	2,470	85,067
Meridian Bancorp, Inc. †	11,084	148,636
Meta Financial Group, Inc.	5,100	218,892
Monmouth Real Estate Investment Corp. REIT (a)	41,900	407,268
National General Holdings Corp.	4,600	95,818
National Health Investors, Inc. REIT	14,264	888,647
National Western Life Insurance Co., Class A	300	71,847
Navigators Group, Inc./The †	6,000	465,360
Nelnet, Inc., Class A	16,607	719,249
Newtek Business Services Corp. (a)	8,441	149,575
OneBeacon Insurance Group Ltd., Class A	14,400	208,944
Oritani Financial Corp.	10,200	163,710
Pebblebrook Hotel Trust REIT	3,057	131,084
Pennsylvania Real Estate Investment Trust REIT	35,000	746,900
PennyMac Financial Services, Inc., Class A †	3,360	60,883
Peoples Financial Services Corp.	151	5,981
Phoenix Cos., Inc./The †(a)	3,600	65,664
Physicians Realty Trust REIT	50,900	781,824
Pinnacle Financial Partners, Inc.	14,699	799,185
Piper Jaffray Cos. †	9,200	401,488
Preferred Bank	5,922	177,956
Primerica, Inc.	18,460	843,437
PrivateBancorp, Inc.	38,043	1,514,872
PS Business Parks, Inc. REIT	3,363	242,641
Pzena Investment Management, Inc., Class A	10,586	116,975
QTS Realty Trust, Inc., Class A REIT	23,400	852,930
Ramco-Gershenson Properties Trust REIT	32,472	529,943
RE/MAX Holdings, Inc., Class A	5,113	181,563
Retail Opportunity Investments Corp. REIT	47,300	738,826
Rexford Industrial Realty, Inc. REIT	20,900	304,722
RLI Corp.	11,400	585,846
Ryman Hospitality Properties, Inc. REIT	3,592	190,771
Sabra Health Care REIT, Inc. REIT	17,649	454,285
Safeguard Scientifics, Inc. †	4,700	91,462
Safety Insurance Group, Inc.	5,200	300,092
Saul Centers, Inc. REIT	6,700	329,573
Seacoast Banking Corp of Florida †	5,906	93,315

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Financials - 16.1% (continued)
Security National Financial Corp., Class A †	5,322	$35,817
Selective Insurance Group, Inc.	7,000	196,350
ServisFirst Bancshares, Inc.	2,372	89,116
Simmons First National Corp., Class A	2,900	135,372
South State Corp.	2,200	167,178
Southside Bancshares, Inc.	8,144	238,049
Sovran Self Storage, Inc. REIT	2,924	254,125
STAG Industrial, Inc. REIT	16,943	338,860
StanCorp Financial Group, Inc.	3,881	293,442
State Bank Financial Corp.	3,928	85,238
Stewart Information Services Corp.	9,600	382,080
Stock Yards Bancorp, Inc.	1,563	59,066
Stonegate Bank	2,809	83,343
Summit Hotel Properties, Inc. REIT	52,900	688,229
Sun Communities, Inc. REIT	14,792	914,589
Symetra Financial Corp.	35,100	848,367
Talmer Bancorp, Inc., Class A	5,635	94,386
Terreno Realty Corp. REIT	12,000	236,400
Tompkins Financial Corp.	1,500	80,580
Triangle Capital Corp.	10,100	236,744
United Bankshares, Inc. (a)	17,968	722,853
United Community Banks, Inc.	16,169	337,447
United Insurance Holdings Corp.	33,100	514,374
Universal Health Realty Income Trust REIT	7,800	362,388
Universal Insurance Holdings, Inc.	34,500	834,900
Urstadt Biddle Properties, Inc., Class A REIT	13,800	257,784
Walker & Dunlop, Inc. †(a)	9,135	244,270
Washington Real Estate Investment Trust REIT (a)	25,503	661,803
Washington Trust Bancorp, Inc.	2,900	114,492
Waterstone Financial, Inc.	22,829	301,343
WesBanco, Inc.	7,700	261,954
Western Alliance Bancorp †	54,291	1,832,864
Whitestone REIT	7,400	96,348
Winthrop Realty Trust REIT †	41,800	633,270
WisdomTree Investments, Inc. (a)	33,901	744,636
WSFS Financial Corp.	8,700	237,945

		71,575,042

Health Care - 24.3%
AAC Holdings, Inc. †(a)	15,821	689,163
Abaxis, Inc. (a)	16,700	859,716
ABIOMED, Inc. †	29,991	1,971,308
Acadia Healthcare Co., Inc. †	3,100	242,823
Accelerate Diagnostics, Inc. †(a)	22,835	589,371
Acceleron Pharma, Inc. †	6,200	196,168
Aceto Corp.	12,200	300,486
Acorda Therapeutics, Inc. †	2,927	97,557
Addus HomeCare Corp. †	14,600	406,756
Advaxis, Inc. †(a)	37,100	754,243
Aerie Pharmaceuticals, Inc. †	21,900	386,535
Affymetrix, Inc. †(a)	47,913	523,210
Agenus, Inc. †(a)	80,216	692,264
Agios Pharmaceuticals, Inc. †(a)	2,200	244,508
Akorn, Inc. †	2,401	104,828
Albany Molecular Research, Inc. †(a)	16,800	339,696
Alder Biopharmaceuticals, Inc. †	17,509	927,452
Alimera Sciences, Inc. †(a)	18,602	85,755
Alliance HealthCare Services, Inc. †(a)	5,836	109,075
Almost Family, Inc. †	8,516	339,874
AMAG Pharmaceuticals, Inc. †(a)	25,026	1,728,296

	SHARES	VALUE (Note 4)
Health Care - 24.3% (continued)
Amedisys, Inc. †	25,100	$997,223
Amicus Therapeutics, Inc. †	85,838	1,214,608
AMN Healthcare Services, Inc. †	30,649	968,202
Amsurg Corp. †	13,635	953,768
Anacor Pharmaceuticals, Inc. †	11,871	919,172
Analogic Corp.	2,300	181,470
AngioDynamics, Inc. †	12,500	205,000
ANI Pharmaceuticals, Inc. †	10,500	651,525
Anika Therapeutics, Inc. †	10,500	346,815
Anthera Pharmaceuticals, Inc. †	33,174	285,960
Aoxing Pharmaceutical Co., Inc. †	35,258	61,701
ARIAD Pharmaceuticals, Inc. †(a)	52,909	437,557
Array BioPharma, Inc. †(a)	101,950	735,060
Assembly Biosciences, Inc. †	8,034	154,735
AtriCure, Inc. †	20,400	502,656
Atrion Corp.	700	274,617
BioCryst Pharmaceuticals, Inc. †	12,800	191,104
BioDelivery Sciences International, Inc. †	38,900	309,644
Biolase, Inc. †(a)	963	1,676
BioSpecifics Technologies Corp. †	4,600	237,360
BioTelemetry, Inc. †	12,200	115,046
BioTime, Inc. †(a)	33,502	121,612
Bluebird Bio, Inc. †	1,926	324,281
Cambrex Corp. †	24,629	1,082,198
Cantel Medical Corp.	19,023	1,020,964
Capital Senior Living Corp. †	6,600	161,700
Cardiovascular Systems, Inc. †	12,031	318,220
Catalyst Pharmaceutical, Inc. †(a)	150,700	622,391
Celldex Therapeutics, Inc. †	59,479	1,500,060
Cellular Biomedicine Group, Inc. †(a)	10,343	387,966
Cempra, Inc. †	40,776	1,401,063
Cesca Therapeutics, Inc. †	10,111	8,594
Chemed Corp.	10,400	1,363,440
ChemoCentryx, Inc. †	6,650	54,730
Chimerix, Inc. †	32,682	1,509,908
Clovis Oncology, Inc. †(a)	5,915	519,810
Concert Pharmaceuticals, Inc. †	22,948	341,696
CONMED Corp.	7,800	454,506
Corcept Therapeutics, Inc. †(a)	43,498	261,423
CorMedix, Inc. †(a)	71,090	275,829
CorVel Corp. †	6,100	195,322
Cross Country Healthcare, Inc. †	26,135	331,392
CryoLife, Inc.	5,100	57,528
CTI BioPharma Corp. †	77,000	150,150
Curis, Inc. †	27,820	92,084
Cutera Inc †	5,095	78,871
Cynosure, Inc., Class A †	9,509	366,857
CytoSorbents Corp. †(a)	18,100	111,134
Depomed, Inc. †	41,300	886,298
DexCom, Inc. †	3,200	255,936
Durect Corp. †	93,806	224,196
Dyax Corp. †	41,556	1,101,234
Dynavax Technologies Corp. †(a)	14,109	330,503
Eagle Pharmaceuticals, Inc. †	15,830	1,280,014
Emergent Biosolutions, Inc. †	7,500	247,125
Enanta Pharmaceuticals, Inc. †(a)	3,197	143,833
Endologix, Inc. †(a)	22,974	352,421
Ensign Group, Inc./The	20,800	1,062,048
Enzo Biochem, Inc. †(a)	22,700	68,781
Esperion Therapeutics, Inc. †	17,851	1,459,498
Exact Sciences Corp. †(a)	55,507	1,650,778
ExamWorks Group, Inc. †	20,200	789,820
Five Prime Therapeutics, Inc. †	23,893	593,502

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Health Care - 24.3% (continued)
Flexion Therapeutics, Inc. †	12,105	$264,978
Fonar Corp. †	6,920	73,179
Fortress Biotech, Inc. †(a)	27,812	93,448
GenMark Diagnostics, Inc. †(a)	6,900	62,514
Genomic Health, Inc. †(a)	2,800	77,812
Geron Corp. †(a)	123,345	527,917
Globus Medical, Inc., Class A †	19,400	497,998
Greatbatch, Inc. †	12,700	684,784
Haemonetics Corp. †	10,731	443,834
Halozyme Therapeutics, Inc. †(a)	74,789	1,688,736
HealthStream, Inc. †	5,586	169,926
Healthways, Inc. †	22,100	264,758
Heska Corp. †	9,955	295,564
Hill-Rom Holdings, Inc.	15,651	850,319
Icad, Inc. †	4,152	13,452
ICU Medical, Inc. †	11,500	1,100,090
Idera Pharmaceuticals, Inc. †(a)	27,483	101,962
IGI Laboratories, Inc. †(a)	66,200	417,060
Ignyta, Inc. †(a)	16,342	246,601
Impax Laboratories, Inc. †	11,096	509,528
Infinity Pharmaceuticals, Inc. †	37,964	415,706
Inogen, Inc. †	18,909	843,341
Inovio Pharmaceuticals, Inc. †(a)	9,400	76,704
Insmed, Inc. †	22,425	547,619
Insys Therapeutics, Inc. †(a)	45,779	1,644,382
Integra LifeSciences Holdings Corp. †	10,138	682,997
Intra-Cellular Therapies, Inc. †	25,259	807,025
Ironwood Pharmaceuticals, Inc. †(a)	18,485	222,929
IsoRay, Inc. †(a)	129,600	191,808
K2M Group Holdings, Inc. †	8,653	207,845
Karyopharm Therapeutics, Inc. †	6,200	168,702
Kite Pharma, Inc. †	6,466	394,232
Lannett Co., Inc. †	24,260	1,442,014
LDR Holding Corp. †	24,123	1,043,320
LHC Group, Inc. †	8,387	320,803
Ligand Pharmaceuticals, Inc. †(a)	5,718	576,946
Lion Biotechnologies, Inc. †	23,428	214,835
MacroGenics, Inc. †	19,196	728,872
Magellan Health, Inc. †	2,668	186,947
Masimo Corp. †	8,888	344,321
Medcath Corp. (3)†(a)(b)	10,300	—
Medidata Solutions, Inc. †	14,267	774,983
Merge Healthcare, Inc. †	89,147	427,906
Merit Medical Systems, Inc. †	20,122	433,428
Merrimack Pharmaceuticals, Inc. †(a)	90,915	1,124,164
MiMedx Group, Inc. †(a)	86,835	1,006,418
Mirati Therapeutics, Inc. †(a)	9,400	295,818
Molina Healthcare, Inc. †	3,291	231,357
Momenta Pharmaceuticals, Inc. †	29,206	666,189
NanoString Technologies, Inc. †	3,100	47,802
National HealthCare Corp.	2,800	181,972
Natus Medical, Inc. †	23,400	995,904
Navidea Biopharmaceuticals, Inc. †(a)	29,100	46,851
Nektar Therapeutics †(a)	11,487	143,702
Neogen Corp. †	9,919	470,557
NeoGenomics, Inc. †	38,669	209,199
Neuralstem, Inc. †(a)	28,600	55,484
Neurocrine Biosciences, Inc. †	13,100	625,656
NewLink Genetics Corp. †(a)	23,829	1,054,910
Northwest Biotherapeutics, Inc. †(a)	39,500	392,235
Novavax, Inc. †	160,995	1,793,484
NuVasive, Inc. †	27,936	1,323,608
NxStage Medical, Inc. †	47,953	685,009
Ohr Pharmaceutical, Inc. †(a)	7,600	19,076

	SHARES	VALUE (Note 4)
Health Care - 24.3% (continued)
Omeros Corp. †(a)	29,986	$539,448
Omnicell, Inc. †	23,913	901,759
Ophthotech Corp. †	22,207	1,156,096
OraSure Technologies, Inc. †	36,400	196,196
Orexigen Therapeutics, Inc. †(a)	51,740	256,113
Organovo Holdings, Inc. †(a)	37,800	142,506
Osiris Therapeutics, Inc. †(a)	9,262	180,239
OvaScience, Inc. †(a)	31,779	919,366
Pacific Biosciences of California, Inc. †(a)	47,900	275,904
Pacira Pharmaceuticals, Inc. †	1,600	113,152
Peregrine Pharmaceuticals, Inc. †(a)	181,400	237,634
Pernix Therapeutics Holdings, Inc. †	46,000	272,320
PharMerica Corp. †	6,200	206,460
Phibro Animal Health Corp., Class A	13,155	512,256
Portola Pharmaceuticals, Inc. †	31,189	1,420,659
POZEN, Inc. †(a)	23,700	244,347
Premier, Inc., Class A †	12,866	494,826
Prestige Brands Holdings, Inc. †	22,183	1,025,742
Progenics Pharmaceuticals, Inc. †(a)	80,442	600,097
Providence Service Corp./The †	13,600	602,208
pSivida Corp. †(a)	15,606	58,835
PTC Therapeutics, Inc. †	25,424	1,223,657
Quidel Corp. †	3,600	82,620
Radius Health, Inc. †	7,599	514,452
RadNet, Inc. †	56,300	376,647
Raptor Pharmaceutical Corp. †	38,713	611,278
Receptos, Inc. †	1,000	190,050
Regulus Therapeutics, Inc. †(a)	58,712	643,484
Relypsa, Inc. †	26,637	881,418
Repligen Corp. †	28,474	1,175,122
Retrophin, Inc. †(a)	22,935	760,295
Rexahn Pharmaceuticals, Inc. †(a)	36,886	22,416
RTI Surgical, Inc. †	26,600	171,836
Sagent Pharmaceuticals, Inc. †	15,121	367,592
SciClone Pharmaceuticals, Inc. †	37,800	371,196
Select Medical Holdings Corp.	18,735	303,507
Sequenom, Inc. †(a)	70,200	213,408
Spectranetics Corp./The †	28,208	649,066
STAAR Surgical Co. †(a)	12,900	124,614
Stereotaxis, Inc. †(a)	15,801	22,753
Sucampo Pharmaceuticals, Inc., Class A †	44,100	724,563
Supernus Pharmaceuticals, Inc. †	37,449	635,884
TESARO, Inc. †(a)	26,378	1,550,763
Tetraphase Pharmaceuticals, Inc. †	31,511	1,494,882
TG Therapeutics, Inc. †(a)	50,599	839,437
TherapeuticsMD, Inc. †(a)	60,252	473,581
Trevena, Inc. †	21,723	135,986
Ultragenyx Pharmaceutical, Inc. †	6,156	630,313
United Online, Inc. †	19,896	311,770
Universal American Corp. †	36,400	368,368
US Physical Therapy, Inc.	7,497	410,536
Vascular Solutions, Inc. †	13,433	466,394
Vital Therapies, Inc. †(a)	6,285	132,614
Xencor, Inc. †	28,961	636,273
XenoPort, Inc. †	44,100	270,333
Zafgen, Inc. †	3,132	108,461
Zeltiq Aesthetics, Inc. †	35,600	1,049,132
ZIOPHARM Oncology, Inc. †(a)	107,966	1,295,592
ZS Pharma, Inc. †	3,779	197,982

		108,139,657

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Industrials - 11.4%
AAON, Inc.	14,623	$329,310
Acacia Research Corp. (a)	5,900	51,743
ACCO Brands Corp. †	58,100	451,437
Aerojet Rocketdyne Holdings, Inc. †(a)	3,400	70,074
Aerovironment, Inc. †	4,700	122,576
Air Transport Services Group, Inc. †	33,900	355,611
Aircastle Ltd.	33,400	757,178
Alamo Group, Inc.	3,400	185,776
Albany International Corp., Class A	6,000	238,800
Allegiant Travel Co.	3,602	640,724
Allied Motion Technologies, Inc.	17,011	382,067
Altra Industrial Motion Corp.	3,600	97,848
AMERCO	1,100	359,601
American Woodmark Corp. †	13,686	750,677
Apogee Enterprises, Inc.	21,349	1,123,811
ARC Document Solutions, Inc. †	30,400	231,344
ARC Group Worldwide, Inc. †(a)	15,611	82,738
ArcBest Corp.	9,940	316,092
Argan, Inc.	13,800	556,554
Arotech Corp. †(a)	43,645	105,184
Astec Industries, Inc.	4,900	204,918
Astronics Corp. †	14,701	1,042,154
Astronics Corp., Class B †	491	34,615
Atlas Air Worldwide Holdings, Inc. †	10,700	588,072
Blount International, Inc.	25,300	276,276
Broadwind Energy, Inc. †	140	594
Builders FirstSource, Inc. †	20,018	257,031
CAI International, Inc. †	6,100	125,599
CBIZ, Inc. †	10,400	100,256
CEB, Inc.	11,164	971,938
Celadon Group, Inc.	3,900	80,652
Columbus McKinnon Corp.	2,100	52,500
Comfort Systems USA, Inc.	15,150	347,692
Continental Building Products, Inc. †	18,679	395,808
Con-way, Inc.	2,871	110,160
Covanta Holding Corp.	14,614	309,671
Covenant Transportation Group, Inc., Class A †	27,846	697,821
CRA International, Inc. †	8,100	225,747
Deluxe Corp.	5,000	310,000
DigitalGlobe, Inc. †	5,221	145,092
Douglas Dynamics, Inc.	10,400	223,392
Dycom Industries, Inc. †	22,719	1,337,013
Echo Global Logistics, Inc. †	26,670	871,042
Engility Holdings, Inc.	9,800	246,568
Enphase Energy, Inc. †(a)	43,400	330,274
Exponent, Inc.	15,703	703,180
Federal Signal Corp.	19,000	283,290
Forward Air Corp.	2,500	130,650
FreightCar America, Inc.	4,600	96,048
FTI Consulting, Inc. †	5,900	243,316
FuelCell Energy, Inc. †(a)	58,500	57,149
Furmanite Corp. †	5,900	47,908
G&K Services, Inc., Class A	10,900	753,626
Gibraltar Industries, Inc. †	6,300	128,331
Gorman-Rupp Co./The	3,800	106,704
GP Strategies Corp. †	6,900	229,356
Great Lakes Dredge & Dock Corp. †	14,800	88,208
Greenbrier Cos., Inc./The (a)	12,701	595,042
Griffon Corp.	21,547	343,028
Hawaiian Holdings, Inc. †	39,900	947,625
HC2 Holdings, Inc. †(a)	17,241	154,307
Healthcare Services Group, Inc. (a)	24,592	812,766
Heartland Express, Inc.	23,600	477,428

	SHARES	VALUE (Note 4)
Industrials - 11.4% (continued)
Heidrick & Struggles International, Inc.	5,500	$143,440
Herman Miller, Inc.	5,100	147,543
Hillenbrand, Inc.	8,476	260,213
HNI Corp.	25,400	1,299,210
Huron Consulting Group, Inc. †	7,027	492,522
Hyster-Yale Materials Handling, Inc.	2,000	138,560
ICF International, Inc. †	3,600	125,496
Insperity, Inc.	16,898	860,108
Insteel Industries, Inc.	3,700	69,190
Interface, Inc.	4,353	109,043
John Bean Technologies Corp.	7,800	293,202
Kadant, Inc.	3,300	155,760
Kaman Corp.	5,100	213,894
Kforce, Inc.	16,200	370,494
Kimball International, Inc., Class B	11,700	142,272
Knight Transportation, Inc.	51,500	1,377,110
Knoll, Inc.	26,100	653,283
Korn/Ferry International	14,513	504,617
Lindsay Corp. (a)	1,000	87,910
Lydall, Inc. †	12,100	357,676
Manitex International, Inc. †(a)	5,800	44,312
Marten Transport Ltd.	11,400	247,380
Masonite International Corp. †	6,948	487,124
Matson, Inc.	13,600	571,744
Matthews International Corp., Class A	11,000	584,540
McGrath RentCorp.	4,400	133,892
Meritor, Inc. †	26,732	350,724
Middleby Corp./The †	1,300	145,899
Mistras Group, Inc. †	4,900	93,002
Mobile Mini, Inc.	4,100	172,364
Mueller Industries, Inc.	16,400	569,408
Mueller Water Products, Inc., Class A	26,500	241,150
Multi-Color Corp.	13,900	887,932
MYR Group, Inc. †	2,995	92,725
NCI Building Systems, Inc. †	18,800	283,316
NN, Inc. (a)	9,400	239,888
Nortek, Inc. †	900	74,817
NV5 Holdings, Inc. †	5,657	137,239
Orion Energy Systems, Inc. †	4,177	10,484
PAM Transportation Services, Inc. †	6,400	371,520
Park-Ohio Holdings Corp.	7,000	339,220
Patrick Industries, Inc. †	25,350	964,567
Paylocity Holding Corp. †	26,927	965,333
Pendrell Corp. †	34,891	47,801
PGT, Inc. †	26,207	380,264
Plug Power, Inc. †(a)	32,500	79,625
PowerSecure International, Inc. †	5,790	85,460
Radiant Logistics, Inc. †	11,863	86,719
RBC Bearings, Inc. †	4,000	287,040
Republic Airways Holdings, Inc. †	32,000	293,760
Resources Connection, Inc.	13,900	223,651
Revolution Lighting Technologies, Inc. †(a)	8,701	10,093
Rush Enterprises, Inc., Class A †	8,794	230,491
Saia, Inc. †	14,994	589,114
SkyWest, Inc.	11,392	171,336
Sparton Corp. †	9,000	245,880
Standex International Corp.	7,700	615,461
Steelcase, Inc., Class A	50,750	959,682
Sun Hydraulics Corp.	2,600	99,086
TASER International, Inc. †	40,281	1,341,760
Team, Inc. †	4,400	177,100
Tennant Co.	5,900	385,506
Thermon Group Holdings, Inc. †	4,100	98,687

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Industrials - 11.4% (continued)
Trex Co., Inc. †	19,902	$983,756
TriNet Group, Inc. †	18,193	461,193
Tutor Perini Corp. †	4,900	105,742
UniFirst Corp.	1,245	139,253
Universal Forest Products, Inc.	1,800	93,654
US Ecology, Inc.	8,100	394,632
USA Truck, Inc. †	7,500	159,225
UTi Worldwide, Inc. †	7,200	71,928
Viad Corp.	5,800	157,238
Vicor Corp. †	5,012	61,096
VSE Corp.	4,700	251,497
WageWorks, Inc. †	10,959	443,292
Werner Enterprises, Inc.	29,634	777,893
West Corp.	19,398	583,880
Willdan Group, Inc. †	26,200	292,916
Xerium Technologies, Inc. †	9,748	177,414
XPO Logistics, Inc. †(a)	5,500	248,490
YRC Worldwide, Inc. †	7,900	102,542

		50,416,272

Information Technology - 19.5%
ACI Worldwide, Inc. †	15,129	371,720
Advanced Energy Industries, Inc. †	7,306	200,842
Ambarella, Inc. †(a)	25,029	2,570,228
Amkor Technology, Inc. †	65,861	393,849
Autobytel, Inc. †	12,500	199,875
AVX Corp.	17,500	235,550
Axcelis Technologies, Inc. †	99,000	293,040
Badger Meter, Inc.	3,300	209,517
Barracuda Networks, Inc. †	32,550	1,289,631
Bel Fuse, Inc., Class B	3,100	63,612
Blackbaud, Inc.	25,345	1,443,398
Blackhawk Network Holdings, Inc. †	38,176	1,572,851
BroadSoft, Inc. †	15,257	527,434
Brooks Automation, Inc.	36,000	412,200
Cabot Microelectronics Corp. †	4,000	188,440
CACI International, Inc., Class A †	11,600	938,324
Callidus Software, Inc. †	41,370	644,545
Carbonite, Inc. †	13,200	155,892
Cardtronics, Inc. †	5,400	200,070
CEVA, Inc. †	7,585	147,377
Checkpoint Systems, Inc.	5,600	57,008
Ciber, Inc. †	1,002	3,457
Ciena Corp. †	7,961	188,516
Cirrus Logic, Inc. †	36,762	1,251,011
Clearfield, Inc. †(a)	15,000	238,650
Cognex Corp.	2,300	110,630
comScore, Inc. †	26,388	1,405,425
Comtech Telecommunications Corp.	4,000	116,200
Constant Contact, Inc. †	22,500	647,100
Cray, Inc. †	11,800	348,218
CSG Systems International, Inc.	9,706	307,292
CTS Corp.	12,200	235,094
Cypress Semiconductor Corp. †	40,802	479,832
Daktronics, Inc.	4,900	58,114
Datalink Corp. †	10,600	94,764
DHI Group, Inc. †	25,100	223,139
Digimarc Corp. †	3,300	148,962
Digital Ally, Inc. †	6,220	86,085
Digital Turbine, Inc. †	16,400	49,528
Diodes, Inc. †	11,700	282,087
Dot Hill Systems Corp. †	52,800	323,136
DSP Group, Inc. †	7,100	73,343
DTS, Inc. †	16,111	491,224

	SHARES	VALUE (Note 4)
Information Technology - 19.5% (continued)
EarthLink Holdings Corp.	87,481	$655,233
Ebix, Inc. (a)	31,209	1,017,725
eGain Corp. †(a)	6,272	31,423
Electronics For Imaging, Inc. †	6,900	300,219
Ellie Mae, Inc. †	27,049	1,887,750
Endurance International Group Holdings, Inc. †(a)	84,047	1,736,411
EnerNOC, Inc. †	5,900	57,230
Entegris, Inc. †	59,400	865,458
Envestnet, Inc. †	22,100	893,503
EPAM Systems, Inc. †	8,000	569,840
Epiq Systems, Inc.	13,174	222,377
ePlus, Inc. †	7,216	553,106
Euronet Worldwide, Inc. †	1,800	111,060
Exar Corp. †	17,500	171,150
ExlService Holdings, Inc. †	11,043	381,867
Fabrinet (Thailand) †	9,400	176,062
Fair Isaac Corp.	18,834	1,709,751
Fairchild Semiconductor International, Inc. †	53,800	935,044
FARO Technologies, Inc. †	3,800	177,460
Fleetmatics Group PLC (Ireland) †(a)	28,747	1,346,222
FormFactor, Inc. †	30,700	282,440
Forrester Research, Inc.	3,800	136,876
Gigamon, Inc. †	24,030	792,750
Glu Mobile, Inc. †(a)	101,300	629,073
Gogo, Inc. †(a)	40,219	861,893
GSI Group, Inc. †	11,800	177,354
GTT Communications, Inc. †	20,828	497,164
Hackett Group, Inc./The	14,712	197,582
Heartland Payment Systems, Inc.	15,305	827,235
Hutchinson Technology, Inc. †	1,076	1,840
II-VI, Inc. †	14,736	279,689
Immersion Corp. †	5,400	68,418
Imperva, Inc. †	18,980	1,284,946
Infinera Corp. †	89,900	1,886,102
Infoblox, Inc. †(a)	23,266	609,802
Information Services Group, Inc.	26,881	128,491
Inphi Corp. †	27,451	627,530
Insight Enterprises, Inc. †	12,878	385,181
Integrated Device Technology, Inc. †	9,052	196,428
InterDigital, Inc.	23,400	1,331,226
Internap Corp. †	32,834	303,714
Intersil Corp., Class A	42,481	531,437
Intralinks Holdings, Inc. †	7,214	85,919
Inuvo, Inc. †	19,162	58,636
j2 Global, Inc.	8,700	591,078
Lattice Semiconductor Corp. †	36,076	212,488
Lionbridge Technologies, Inc. †	33,300	205,461
Littelfuse, Inc.	1,800	170,802
LiveDeal, Inc. †(a)	46,274	117,073
LivePerson, Inc. †	10,851	106,448
LogMeIn, Inc. †(a)	16,000	1,031,840
M/A-COM Technology Solutions Holdings, Inc. †	35,551	1,359,826
Manhattan Associates, Inc. †	4,800	286,320
ManTech International Corp., Class A	2,500	72,500
Mattson Technology, Inc. †	78,668	263,538
MaxLinear, Inc., Class A †	8,100	98,010
Maxwell Technologies, Inc. †(a)	19,900	118,803
Mentor Graphics Corp.	9,300	245,799
Mercury Systems, Inc. †	18,800	275,232
Mesa Laboratories, Inc. (a)	2,100	186,690
Methode Electronics, Inc.	26,054	715,182

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Information Technology - 19.5% (continued)
Microsemi Corp. †	7,359	$257,197
MicroStrategy, Inc., Class A †	6,526	1,109,942
MicroVision, Inc. †(a)	46,091	138,273
MKS Instruments, Inc.	23,600	895,384
Model N, Inc. †	4,164	49,593
ModusLink Global Solutions, Inc. †(a)	1,077	3,662
Monolithic Power Systems, Inc.	22,400	1,135,904
Monotype Imaging Holdings, Inc.	8,200	197,702
MTS Systems Corp.	2,200	151,690
Multi-Fineline Electronix, Inc. †	14,930	326,370
Nanometrics, Inc. †	8,800	141,856
NeoPhotonics Corp. †	28,488	260,095
NetScout Systems, Inc. †(a)	20,300	744,401
NetSol Technologies, Inc. †	2,110	10,867
Newport Corp. †	5,000	94,800
Novatel Wireless, Inc. †(a)	82,852	269,269
NVE Corp.	1,951	152,958
OmniVision Technologies, Inc. †	42,800	1,121,146
OSI Systems, Inc. †	8,400	594,636
Park City Group, Inc. †(a)	10,400	128,856
Paycom Software, Inc. †	37,714	1,287,933
PC Connection, Inc.	11,500	284,510
Pegasystems, Inc.	5,300	121,317
Perceptron, Inc. †	5,896	62,262
Perficient, Inc. †	8,400	161,616
Pericom Semiconductor Corp.	19,100	251,165
PFSweb, Inc. †	4,854	67,276
Photronics, Inc. †	18,100	172,131
Pixelworks, Inc. †(a)	37,900	222,852
Planar Systems, Inc. †	45,700	199,252
Plantronics, Inc.	17,400	979,794
Plexus Corp. †	3,000	131,640
PMC-Sierra, Inc. †	105,300	901,368
Polycom, Inc. †	24,485	280,108
Power Integrations, Inc.	1,200	54,216
Progress Software Corp. †	7,042	193,655
Proofpoint, Inc. †	32,399	2,062,844
Q2 Holdings, Inc. †	12,997	367,165
QAD, Inc., Class A	3,198	84,523
Qlik Technologies, Inc. †	5,100	178,296
QLogic Corp. †	37,726	535,332
Qualys, Inc. †	33,200	1,339,620
Quantum Corp. †	134,179	225,421
QuickLogic Corp. †(a)	5,745	9,135
Rambus, Inc. †	31,214	452,291
RealD, Inc. †	12,700	156,591
Research Frontiers, Inc. †(a)	1,840	9,826
RF Industries Ltd. (a)	8,207	34,880
Rogers Corp. †	9,600	634,944
Rubicon Project, Inc./The †	24,667	369,018
Rudolph Technologies, Inc. †	7,091	85,163
Sanmina Corp. †	42,875	864,360
Semtech Corp. †	10,057	199,631
Sigma Designs, Inc. †	51,661	616,316
Solar3D, Inc. †(a)	32,293	116,578
Speed Commerce, Inc. †(a)	25,500	7,140
SPS Commerce, Inc. †	5,548	365,058
Stamps.com, Inc. †	14,844	1,092,073
SunEdison Semiconductor Ltd. †	4,942	85,348
Super Micro Computer, Inc. †	28,300	837,114
Sykes Enterprises, Inc. †	7,600	184,300
Synaptics, Inc. †	1,900	164,797
Synchronoss Technologies, Inc. †	27,369	1,251,584
SYNNEX Corp.	4,550	333,015

	SHARES	VALUE (Note 4)
Information Technology - 19.5% (continued)
Take-Two Interactive Software, Inc. †	45,363	$1,250,658
Tech Data Corp. †	2,906	167,269
TechTarget, Inc. †	26,500	236,645
Telenav, Inc. †	30,748	247,521
TeleTech Holdings, Inc.	2,500	67,700
TESSCO Technologies, Inc.	95	1,882
Tessera Technologies, Inc.	37,000	1,405,260
Textura Corp. †(a)	5,970	166,145
TTM Technologies, Inc. †	8,537	85,285
Ultra Clean Holdings, Inc. †	36,000	224,280
Universal Display Corp. †	27,065	1,400,072
VASCO Data Security International, Inc. †(a)	40,892	1,234,529
Verint Systems, Inc. †	5,100	309,800
Virtusa Corp. †	15,790	811,606
Voltari Corp. †	13,670	77,236
WebMD Health Corp. †	2,555	113,135
Westell Technologies, Inc., Class A †	30,945	30,636
WidePoint Corp. †(a)	52,188	87,154
Xcerra Corp. †	33,800	255,866
XO Group, Inc. †	23,185	379,075
Zendesk, Inc. †	23,266	516,738
Zhone Technologies, Inc. †	39,236	87,889
Zix Corp. †	33,342	172,378

		86,461,735

Materials - 2.0%
A Schulman, Inc.	11,300	494,036
AEP Industries, Inc. †	281	15,511
Balchem Corp.	3,133	174,571
Boise Cascade Co. †	23,200	850,976
Calgon Carbon Corp.	6,600	127,908
Century Aluminum Co. †(a)	14,012	146,145
Clearwater Paper Corp. †	6,210	355,833
Core Molding Technologies, Inc. †	7,227	165,065
Deltic Timber Corp. (2)	1,100	74,404
Ferro Corp. †	8,800	147,664
Handy & Harman Ltd. †	6,800	235,620
Haynes International, Inc.	1,400	69,048
Headwaters, Inc. †	54,114	985,957
Horsehead Holding Corp. †(a)	4,300	50,396
Innophos Holdings, Inc.	10,700	563,248
Innospec, Inc.	3,800	171,152
Kaiser Aluminum Corp.	1,027	85,323
KapStone Paper and Packaging Corp.	4,225	97,682
KMG Chemicals, Inc.	6,182	157,270
Louisiana-Pacific Corp. †	4,972	84,673
Materion Corp.	12,000	423,000
Minerals Technologies, Inc.	19,000	1,294,470
Myers Industries, Inc.	5,100	96,900
Neenah Paper, Inc.	7,800	459,888
PH Glatfelter Co.	2,200	48,378
Quaker Chemical Corp.	4,400	390,896
Senomyx, Inc. †(a)	24,700	132,392
Sensient Technologies Corp.	6,678	456,375
Trinseo SA †	3,113	83,553
United States Lime & Minerals, Inc.	402	23,364
US Concrete, Inc. †	15,000	568,350

		9,030,048

Telecommunication Services - 1.5%
Atlantic Tele-Network, Inc.	4,200	290,136
Boingo Wireless, Inc. †	21,400	176,764
Cincinnati Bell, Inc. †	36,600	139,812
Cogent Communications Holdings, Inc.	4,100	138,744

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Telecommunication Services - 1.5% (continued)
Consolidated Communications Holdings, Inc.	26,459	$555,904
FairPoint Communications, Inc. †	15,800	287,876
General Communication, Inc., Class A †	22,600	384,426
Globalstar, Inc. †(a)	276,857	584,168
IDT Corp., Class B	16,700	301,936
inContact, Inc. †	33,446	330,112
Inteliquent, Inc.	35,100	645,840
Iridium Communications, Inc. †(a)	72,300	657,207
Lumos Networks Corp.	13,800	204,102
ORBCOMM, Inc. †	27,400	184,950
Premiere Global Services, Inc. †	10,600	109,074
RingCentral, Inc., Class A †	13,550	250,540
Shenandoah Telecommunications Co.	6,500	222,495
Spok Holdings, Inc.	6,900	116,196
Straight Path Communications, Inc., Class B †(a)	26,509	869,230
Vonage Holdings Corp. †	51,532	253,022

		6,702,534

Utilities - 2.0%
American States Water Co.	22,600	845,014
Avista Corp.	10,885	333,625
California Water Service Group	5,332	121,836
Chesapeake Utilities Corp.	12,750	686,588
Connecticut Water Service, Inc.	2,900	99,064
Consolidated Water Co., Ltd. (Cayman Islands)	5,800	73,080
El Paso Electric Co.	3,694	128,034
Empire District Electric Co./The	19,825	432,185
Laclede Group, Inc./The	12,502	650,854
MGE Energy, Inc.	10,129	392,296
New Jersey Resources Corp.	39,579	1,090,402
Northwest Natural Gas Co.	8,463	356,969
NorthWestern Corp.	8,201	399,799
ONE Gas, Inc.	19,458	828,133
Ormat Technologies, Inc.	9,575	360,786
Otter Tail Corp.	2,800	74,480
Southwest Gas Corp.	3,686	196,132
Unitil Corp.	11,800	389,636
WGL Holdings, Inc.	28,098	1,525,440

		8,984,353

TOTAL COMMON STOCKS (cost $366,188,122)		430,675,621

RIGHTS - 0.0% (c)

Health Care - 0.0% (c)
Durata Therapeutics, Inc. (3)†(b)	9,900	10,160

Information Technology - 0.0% (c)
Gerber Scientific, Inc. (3)†(a)(b)	4,000	—

TOTAL RIGHTS
(cost $—)		10,160

MONEY MARKET FUNDS - 3.5%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (2)(d)
(cost $15,442,143)	15,442,143	15,442,143

	SHARES	VALUE (Note 4)
SECURITIES LENDING COLLATERAL - 12.6%

Money Market Funds - 12.6%
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank
Dreyfus Treasury Cash Management, 0.010% (2)(d)(e)
(cost $55,860,929)	55,860,929	$55,860,929

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 113.0% (cost $437,491,194)		501,988,853

LIABILITIES IN EXCESS OF OTHER ASSETS - (13.0%) (f)		(57,595,960)

NET ASSETS - 100.0%		$444,392,893

All securities are United States companies, unless noted otherwise in parentheses.

†	Non-income producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $55,420,530; cash collateral of $55,860,929 was received with which the Fund purchased a money market fund.
(b)	Security fair valued as of June 30, 2015 using procedures approved by the Board of Trustees. The total value of positions fair valued was $10,160 or 0.0% of total net assets.
(c)	Represents less than 0.05% of net assets.
(d)	Represents annualized seven-day yield as of the close of the reporting period.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

Open futures contracts outstanding at June 30, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
73	Barclays Capital	E-Mini Russell 2000 Futures	9/2015	$9,193,443	$9,127,920	$(65,523)

Collateral pledged to, or (received from), each counterparty at June 30, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Barclays Capital
Cash	$—	$474,544	$474,544

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2015 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

COMMON STOCKS - 96.8%	SHARES	VALUE (Note 4)
Australia - 3.6%
Amcor Ltd.	84,693	$894,993
AMP Ltd.	190,299	883,047
Aristocrat Leisure Ltd.	30,633	180,639
Aurizon Holdings Ltd.	27,946	110,395
Australia & New Zealand Banking Group Ltd.	1,399	34,719
Brambles Ltd.	40,768	332,574
Caltex Australia Ltd.	16,018	393,212
Cochlear Ltd.	4,718	291,565
Commonwealth Bank of Australia	4,606	302,047
Crown Resorts Ltd.	11,257	105,771
CSL Ltd.	11,596	773,063
Dexus Property Group REIT	53,057	298,552
Goodman Group REIT	69,137	333,910
GPT Group/The REIT	128,260	422,830
Harvey Norman Holdings Ltd.	42,588	147,883
Incitec Pivot Ltd.	55,614	164,881
Insurance Australia Group Ltd.	69,529	298,931
Macquarie Group Ltd.	13,271	831,500
Mirvac Group REIT	60,599	86,334
Orora Ltd.	130,557	210,352
Qantas Airways Ltd. †	210,110	510,564
Ramsay Health Care Ltd.	28,195	1,335,538
Scentre Group REIT	410,600	1,186,103
Seek Ltd.	9,568	103,686
Sonic Healthcare Ltd.	2,151	35,420
Stockland REIT	107,722	340,156
Suncorp Group Ltd.	27,579	285,334
Tabcorp Holdings Ltd.	83,751	293,568
Telstra Corp. Ltd.	246,784	1,167,917
TPG Telecom Ltd.	21,340	147,400

		12,502,884

Austria - 0.2%
ANDRITZ AG	10,266	568,491
BUWOG AG †	3,467	67,379

		635,870

Belgium - 2.3%
Anheuser-Busch InBev NV	45,486	5,473,807
bpost SA	17,981	494,479
KBC Groep NV	13,544	907,965
Proximus	19,238	680,774
UCB SA	3,602	259,003

		7,816,028

Canada - 7.6%
Agrium, Inc. (1)	6,600	699,473
Alimentation Couche-Tard, Inc., Class B (1)	58,900	2,519,637
Amaya, Inc. (1)†	18,800	515,081
Atco Ltd., Class I (1)	2,000	63,235
Bank of Montreal (1)	800	47,404
BCE, Inc. (1)	39,900	1,695,031
BlackBerry Ltd. (1)†	41,559	339,726
Boardwalk Real Estate Investment Trust REIT (1)	1,500	68,010
Brookfield Asset Management, Inc., Class A (1)	70,950	2,478,990
Calloway Real Estate Investment Trust REIT (1)	3,200	74,094
Canadian National Railway Co. (1)	22,646	1,306,542
Canadian Pacific Railway Ltd. (1)	4,973	796,397
Canadian Tire Corp. Ltd., Class A (1)	6,000	641,697
Canadian Utilities Ltd., Class A (1)	3,400	97,917

	SHARES	VALUE (Note 4)
Canada - 7.6% (continued)
CCL Industries, Inc., Class B (1)	2,900	$355,709
CGI Group, Inc., Class A (1)†	24,744	967,770
CI Financial Corp. (1)	12,100	325,508
Constellation Software, Inc. (1)	3,200	1,270,418
DH Corp. (1)	2,668	85,273
Dollarama, Inc. (1)	19,115	1,158,531
Element Financial Corp. (1)†	9,321	147,390
Emera, Inc. (1)	11,700	368,517
Empire Co., Ltd., Class A (1)	3,000	211,297
Fairfax Financial Holdings Ltd. (1)	1,300	641,028
First Capital Realty, Inc. (1)	3,800	54,399
Fortis, Inc. (1)	21,500	603,859
George Weston Ltd. (1)	4,700	369,189
Gildan Activewear, Inc. (1)	12,200	405,267
Hudson’s Bay Co. (1)	17,397	386,523
Industrial Alliance Insurance & Financial Services, Inc. (1)	9,800	329,622
Intact Financial Corp. (1)	8,978	623,860
Jean Coutu Group PJC, Inc./The, Class A (1)	9,100	169,031
Keyera Corp. (1)	2,821	94,184
Linamar Corp. (1)	4,700	305,255
Loblaw Cos., Ltd. (1)	31,200	1,575,737
MacDonald Dettwiler & Associates Ltd. (1)	1,000	73,074
Magna International, Inc. (1)	23,882	1,340,375
Metro, Inc. (1)	27,800	746,082
National Bank of Canada (1)	1,800	67,619
Onex Corp. (1)	2,400	132,797
Open Text Corp. (1)	4,713	191,426
Progressive Waste Solutions Ltd. (1)	7,800	209,207
Quebecor, Inc., Class B (1)	14,359	358,917
Royal Bank of Canada (1)	900	55,038
Saputo, Inc. (1)	24,800	599,846
Shaw Communications, Inc., Class B (1)	15,200	331,017
Sun Life Financial, Inc. (1)	7,600	253,739
Toronto-Dominion Bank/The (1)	3,800	161,371
West Fraser Timber Co., Ltd. (1)	3,400	186,823

		26,498,932

China - 0.0% (a)
FIH Mobile Ltd.	131,000	79,214

Denmark - 2.8%
AP Moeller - Maersk A/S, Class B	72	130,179
Chr Hansen Holding A/S	7,840	382,295
Coloplast A/S, Class B	18,174	1,191,909
Danske Bank A/S	20,424	600,404
DSV A/S	5,346	173,108
Novo Nordisk A/S, Class B	89,116	4,890,230
Novozymes A/S, B Shares	4,372	207,716
Pandora A/S	12,250	1,314,477
Tryg A/S	28,927	603,128
Vestas Wind Systems A/S	4,804	239,448

		9,732,894

Finland - 0.8%
Amer Sports Oyj	5,460	145,508
Fortum OYJ	9,309	165,374
Kone OYJ, Class B	9,273	376,391
Metsa Board OYJ	17,090	106,097
Neste OYJ	13,054	333,008
Nokia OYJ	116,499	794,170
Orion OYJ, Class B	4,687	164,178
Sampo OYJ, A Shares	14,826	698,705

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Finland - 0.8% (continued)
Wartsila OYJ	1,788	$83,780

		2,867,211

France - 5.3%
Accor SA	9,182	464,702
Air Liquide SA	3,961	502,614
AXA SA	71,515	1,813,038
Bollore SA	14,500	77,567
Bouygues SA	4,047	152,144
Bureau Veritas SA	2,364	54,495
Cap Gemini SA	6,911	613,120
Carrefour SA	7,343	235,956
Christian Dior SE	1,623	317,733
Dassault Systemes	12,002	871,276
Edenred	3,620	89,446
Essilor International SA	9,357	1,120,974
Eutelsat Communications SA	3,108	100,398
Hermes International	1,365	509,663
Iliad SA	1,350	300,163
Kering	1,110	198,454
L’Oreal SA	10,484	1,875,808
LVMH Moet Hennessy Louis Vuitton SE	5,880	1,033,765
Natixis SA	99,537	718,393
Numericable-SFR SAS †	11,623	618,306
Orange SA	73,138	1,130,301
Pernod Ricard SA	4,394	507,957
Peugeot SA †	40,533	835,865
Publicis Groupe SA	977	72,418
Renault SA	4,121	432,076
Safran SA	12,648	859,551
Sanofi	4,053	400,963
Schneider Electric SE	587	40,643
Sodexo SA	1,964	186,968
Unibail-Rodamco SE REIT	2,758	700,546
Valeo SA	5,134	812,112
Veolia Environnement SA	17,277	353,738
Zodiac Aerospace	8,360	272,317

		18,273,470

Germany - 7.0%
Allianz SE	16,223	2,529,995
Bayer AG	48,519	6,794,608
Continental AG	793	187,764
Daimler AG	29,809	2,715,470
Deutsche Annington Immobilien SE	29,214	824,360
Deutsche Boerse AG	14,733	1,220,300
Deutsche Telekom AG	184,627	3,183,024
Fresenius Medical Care AG & Co. KGaA	19,956	1,652,084
GEA Group AG	19,493	869,641
Hannover Rueck SE	14,104	1,365,080
Merck KGaA	11,493	1,145,740
ProSiebenSat.1 Media AG	20,090	992,328
Symrise AG	7,792	483,923
United Internet AG	5,536	246,048

		24,210,365

Hong Kong - 5.8%
AIA Group Ltd.	774,600	5,064,845
BEP International Holdings Ltd. †	730,000	230,801
BOC Hong Kong Holdings Ltd.	486,000	2,022,757
Brightoil Petroleum Holdings Ltd. †	304,000	156,588
Cathay Pacific Airways Ltd.	176,000	432,416
Cheung Kong Infrastructure Holdings Ltd.	10,000	77,624

	SHARES	VALUE (Note 4)
Hong Kong - 5.8% (continued)
Cheung Kong Property Holdings Ltd. †	75,000	$622,134
CK Hutchison Holdings Ltd.	2,500	36,755
CLP Holdings Ltd.	58,000	492,945
CP Pokphand Co., Ltd.	946,000	146,222
Dah Sing Banking Group Ltd.	53,200	116,269
Dah Sing Financial Holdings Ltd.	15,600	102,251
First Pacific Co., Ltd.	72,000	60,691
Giordano International Ltd.	64,000	34,577
Goldin Financial Holdings Ltd. †	440,000	565,821
Guotai Junan International Holdings Ltd.	304,000	197,619
Haitong International Securities Group Ltd.	192,000	173,028
Hang Seng Bank Ltd.	18,100	353,510
Henderson Land Development Co., Ltd.	99,429	679,691
Heritage International Holdings Ltd. †	1,068,000	159,554
Hong Kong & China Gas Co., Ltd.	234,256	490,850
Hong Kong Exchanges and Clearing Ltd.	72,100	2,540,413
Hongkong Land Holdings Ltd.	186,900	1,532,691
Hysan Development Co., Ltd.	25,000	108,262
Kerry Properties Ltd.	20,000	78,396
KuangChi Science Ltd. †	344,000	135,762
Link REIT/The	87,000	509,118
Melco International Development Ltd.	41,000	57,885
MTR Corp. Ltd.	151,500	704,865
NWS Holdings Ltd.	114,000	164,792
Orient Overseas International Ltd.	23,000	117,396
PCCW Ltd.	420,000	250,512
Power Assets Holdings Ltd.	52,500	478,663
Samsonite International SA	55,800	192,654
Shangri-La Asia Ltd.	24,000	33,462
Sino Land Co., Ltd.	168,000	280,412
SmarTone Telecommunications Holdings Ltd.	31,500	54,947
Sun Hung Kai Properties Ltd.	6,000	97,097
Swire Properties Ltd.	29,800	95,047
Techtronic Industries Co., Ltd.	48,000	156,942
Value Partners Group Ltd.	94,000	148,050
Wharf Holdings Ltd./The	13,000	86,392
Wheelock & Co., Ltd.	54,000	275,544

		20,316,250

Ireland - 0.0% (a)
DCC PLC	1,204	94,550

Italy - 1.0%
Banca Generali SpA	2,040	71,835
Davide Campari-Milano SpA	11,007	83,792
EXOR SpA	4,986	238,181
Finmeccanica SpA †	40,366	507,768
Intesa Sanpaolo SpA	379,526	1,378,243
Luxottica Group SpA	10,750	715,068
Mediobanca SpA	4,013	39,346
Moncler SpA	3,529	65,392
Recordati SpA	7,255	152,162
Snam SpA	32,761	155,911
UnipolSai SpA	87,754	217,399

		3,625,097

Japan - 34.8%
77 Bank Ltd./The	68,000	414,562
Aisin Seiki Co., Ltd.	12,500	531,491
Ajinomoto Co., Inc.	27,000	583,882

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Japan - 34.8% (continued)
Alps Electric Co., Ltd.	31,600	$974,528
Aoyama Trading Co., Ltd.	2,200	88,878
Asahi Intecc Co., Ltd.	5,200	356,259
Asahi Kasei Corp.	44,000	360,914
Asics Corp.	15,400	397,831
Astellas Pharma, Inc.	94,800	1,350,506
Bank of Kyoto Ltd./The	73,000	839,729
Bank of Yokohama Ltd./The	92,000	563,406
Calbee, Inc.	10,900	459,196
Calsonic Kansei Corp.	14,000	99,552
Casio Computer Co., Ltd.	17,200	339,265
Central Japan Railway Co.	13,400	2,418,091
Century Tokyo Leasing Corp.	4,800	155,032
Chiba Bank Ltd./The	96,000	731,021
Chubu Electric Power Co., Inc.	40,900	609,580
Chugai Pharmaceutical Co., Ltd.	13,600	469,110
Cosmos Pharmaceutical Corp.	500	67,845
CyberAgent, Inc.	10,400	493,381
CYBERDYNE, Inc. †	2,500	65,077
Daicel Corp.	38,200	490,190
Dai-ichi Life Insurance Co., Ltd./The	45,100	885,652
Daikin Industries Ltd.	6,000	431,330
Daiwa House Industry Co., Ltd.	35,300	822,418
DeNA Co., Ltd.	20,900	410,742
Dentsu, Inc.	22,700	1,174,329
Disco Corp.	3,200	264,540
DMG Mori Co., Ltd.	27,400	528,395
Don Quijote Holdings Co., Ltd.	5,400	229,765
East Japan Railway Co.	10,500	943,942
Eisai Co., Ltd.	28,000	1,877,250
Ezaki Glico Co., Ltd.	9,000	446,965
FANUC Corp.	12,400	2,537,233
Fast Retailing Co., Ltd.	2,100	952,289
Fuji Heavy Industries Ltd.	47,900	1,761,321
FUJIFILM Holdings Corp.	24,100	860,081
Fujitsu Ltd.	26,000	145,271
Fukuoka Financial Group, Inc.	165,000	855,213
Gunma Bank Ltd./The	36,000	265,621
Hachijuni Bank Ltd./The	99,000	746,464
Hakuhodo DY Holdings, Inc.	11,800	126,194
Hamamatsu Photonics KK	12,600	371,538
Haseko Corp.	81,300	957,640
Hiroshima Bank Ltd./The	109,000	650,865
Hitachi Capital Corp.	8,600	227,389
Hitachi Chemical Co., Ltd.	10,000	180,110
Hokkaido Electric Power Co., Inc. †	11,800	133,862
Hokuhoku Financial Group, Inc.	179,000	422,305
Hoshizaki Electric Co., Ltd.	8,100	476,438
Hoya Corp.	28,900	1,157,437
Hulic Co., Ltd.	8,900	78,873
Isetan Mitsukoshi Holdings Ltd.	21,200	378,753
Iyo Bank Ltd./The	23,900	293,419
Japan Airlines Co., Ltd.	17,000	592,440
Japan Airport Terminal Co., Ltd.	16,300	887,137
Japan Aviation Electronics Industry Ltd.	7,000	190,296
JFE Holdings, Inc.	28,200	624,796
JTEKT Corp.	9,900	187,213
Kaken Pharmaceutical Co., Ltd.	24,000	837,876
Kao Corp.	17,400	809,222
Kawasaki Heavy Industries Ltd.	74,000	344,928
Kawasaki Kisen Kaisha Ltd.	42,000	99,084
KDDI Corp.	60,900	1,469,636
Keihan Electric Railway Co., Ltd.	28,000	163,054
Keisei Electric Railway Co., Ltd.	23,000	273,457

	SHARES	VALUE (Note 4)
Japan - 34.8% (continued)
Kewpie Corp.	10,600	$224,436
Keyence Corp.	2,840	1,530,694
Kikkoman Corp.	15,000	468,354
Kobe Steel Ltd.	116,000	195,160
Koito Manufacturing Co., Ltd.	22,800	887,768
Konica Minolta, Inc.	37,000	431,241
Kose Corp.	8,400	690,841
Kubota Corp.	48,000	761,106
Kyocera Corp.	5,700	296,357
Kyowa Hakko Kirin Co., Ltd.	13,000	169,882
Laox Co., Ltd. †	45,000	171,447
M3, Inc.	15,000	301,522
Mabuchi Motor Co., Ltd.	9,100	575,597
Marui Group Co., Ltd.	44,100	595,816
MEIJI Holdings Co., Ltd.	6,100	787,084
Minebea Co., Ltd.	49,000	808,910
MISUMI Group, Inc.	40,900	580,645
Mitsubishi Chemical Holdings Corp.	109,900	690,901
Mitsubishi UFJ Financial Group, Inc.	864,400	6,218,897
Mixi, Inc.	8,400	416,748
MonotaRO Co., Ltd.	13,700	601,399
MS&AD Insurance Group Holdings, Inc.	28,000	871,592
Murata Manufacturing Co., Ltd.	16,500	2,879,505
Nexon Co., Ltd.	44,200	608,524
NGK Spark Plug Co., Ltd.	5,600	155,087
Nidec Corp.	7,400	553,800
Nifco, Inc.	4,900	212,377
Nintendo Co., Ltd.	9,700	1,618,227
Nippon Express Co., Ltd.	20,000	98,269
Nippon Paint Holdings Co., Ltd.	35,000	986,321
Nippon Shinyaku Co., Ltd.	7,000	214,449
Nippon Telegraph & Telephone Corp.	56,000	2,028,082
Nishi-Nippon City Bank Ltd./The	235,000	677,082
Nissan Chemical Industries Ltd.	11,800	260,390
Nissan Motor Co., Ltd.	130,900	1,367,506
Nisshinbo Holdings, Inc.	9,000	100,590
Nitori Holdings Co., Ltd.	4,200	342,420
Nitto Denko Corp.	16,700	1,371,443
NOK Corp.	15,600	483,347
Nomura Research Institute Ltd.	4,200	164,236
NSK Ltd.	34,000	524,253
NTN Corp.	74,000	464,880
Obic Co., Ltd.	4,700	209,539
Okasan Securities Group, Inc.	19,000	133,465
Omron Corp.	8,000	347,506
Ono Pharmaceutical Co., Ltd.	5,000	545,725
Oriental Land Co., Ltd.	21,200	1,352,330
Panasonic Corp.	130,300	1,784,617
Pigeon Corp.	23,400	736,935
Pola Orbis Holdings, Inc.	1,400	79,258
Rakuten, Inc.	67,700	1,092,958
Renesas Electronics Corp. †	21,300	152,048
Resorttrust, Inc.	12,000	291,732
Rohm Co., Ltd.	5,800	388,595
Ryohin Keikaku Co., Ltd.	2,500	484,796
Santen Pharmaceutical Co., Ltd.	42,500	601,321
SCREEN Holdings Co., Ltd.	60,000	377,593
Seibu Holdings, Inc.	33,700	780,406
Seiko Epson Corp.	3,600	63,794
Seino Holdings Co., Ltd.	15,000	167,927
Sekisui House Ltd.	23,700	376,379
Seven Bank Ltd.	118,600	549,025
Shimadzu Corp.	39,000	529,314
Shimano, Inc.	5,900	805,117

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Japan - 34.8% (continued)
Shimizu Corp.	7,000	$58,909
Shionogi & Co., Ltd.	34,800	1,348,613
SMC Corp.	1,100	331,011
Sohgo Security Services Co., Ltd.	16,200	639,794
Sojitz Corp.	113,400	275,409
Sompo Japan Nipponkoa Holdings, Inc.	38,300	1,402,402
Sony Corp. †	94,500	2,683,504
Sumco Corp.	40,300	504,033
Sumitomo Chemical Co., Ltd.	165,000	991,387
Sumitomo Heavy Industries Ltd.	64,000	372,758
Suruga Bank Ltd.	38,200	818,287
Suzuki Motor Corp.	12,300	415,118
Sysmex Corp.	16,900	1,006,522
Taiyo Nippon Sanso Corp.	52,800	638,972
TDK Corp.	13,500	1,033,729
Teijin Ltd.	95,000	368,644
Terumo Corp.	11,300	270,976
Tohoku Electric Power Co., Inc.	63,000	852,988
Tokio Marine Holdings, Inc.	55,400	2,304,036
Tokyo Electric Power Co., Inc. †	123,300	671,726
Tokyo Tatemono Co., Ltd.	10,400	144,349
Topcon Corp.	11,700	281,908
Toray Industries, Inc.	21,000	177,507
Tosoh Corp.	56,000	347,961
TOTO Ltd.	9,000	162,215
Toyo Tire & Rubber Co., Ltd.	21,900	462,792
Toyota Boshoku Corp.	16,900	284,797
Toyota Industries Corp.	7,200	410,014
Toyota Motor Corp.	161,700	10,820,525
Tsuruha Holdings, Inc.	5,000	388,925
Unicharm Corp.	20,300	482,217
USS Co., Ltd.	3,600	64,926
West Japan Railway Co.	13,400	857,320
Yakult Honsha Co., Ltd.	3,700	219,150
Yamaguchi Financial Group, Inc.	17,000	211,689
Yamaha Corp.	18,200	366,814
Yamaha Motor Co., Ltd.	32,400	707,930
Yamato Holdings Co., Ltd.	15,200	293,902
Yamazaki Baking Co., Ltd.	8,000	133,208
Zenkoku Hosho Co., Ltd.	22,200	790,174

		120,766,815

Jordan - 0.1%
Hikma Pharmaceuticals PLC	9,974	302,967

Luxembourg - 0.4%
Altice SA †	10,072	1,389,529

Netherlands - 2.5%
Akzo Nobel NV	5,901	430,827
ASML Holding NV	26,790	2,786,627
Heineken Holding NV	3,988	279,517
Heineken NV	14,046	1,067,881
ING Groep NV CVA	228,158	3,788,650
Koninklijke Ahold NV	15,636	293,529

		8,647,031

New Zealand - 0.0% (a)
Fisher & Paykel Healthcare Corp. Ltd.	14,386	67,391

Norway - 0.0% (a)
Golar LNG Ltd. (3)(b)	2,009	87,120

Portugal - 0.1%
NOS SGPS SA	24,404	195,604

	SHARES	VALUE (Note 4)
Singapore - 1.2%
Ascendas Real Estate Investment Trust REIT	30,000	$54,772
CapitaLand Commercial Trust REIT	68,900	79,744
ComfortDelGro Corp. Ltd.	243,100	564,563
Dairy Farm International Holdings, Ltd.	6,300	54,559
DBS Group Holdings Ltd.	36,300	556,975
Jardine Cycle & Carriage Ltd.	6,000	147,302
Jardine Matheson Holdings Ltd.	10,700	606,608
Jardine Strategic Holdings Ltd.	5,100	154,286
Singapore Airlines Ltd.	17,200	136,947
Singapore Post Ltd.	201,200	282,957
Singapore Technologies Engineering Ltd.	155,000	379,504
Suntec Real Estate Investment Trust REIT	72,000	92,222
Super Group Ltd.	114,000	93,898
Thai Beverage PCL	446,000	253,333
United Overseas Bank Ltd.	27,300	467,075
UOL Group Ltd.	23,600	121,133

		4,045,878

South Africa - 0.0% (a)
Mondi PLC	7,018	151,092

Spain - 1.4%
Abertis Infraestructuras SA	17,400	285,745
Amadeus IT Holding SA, A Shares	6,898	275,370
Endesa SA	17,755	340,038
Ferrovial SA	18,653	405,263
Iberdrola SA	84,556	570,884
Inditex SA	68,292	2,227,502
Red Electrica Corp. SA	4,436	356,210
Telefonica SA	23,500	334,767

		4,795,779

Sweden - 2.8%
Assa Abloy AB, Class B	56,499	1,063,639
Atlas Copco AB, A Shares	63,240	1,769,349
Boliden AB	5,996	109,311
Electrolux AB, Series B	25,955	813,252
Hennes & Mauritz AB, B Shares	5,902	227,160
Hexagon AB, B Shares	7,901	286,178
Husqvarna AB, B Shares	22,273	167,775
ICA Gruppen AB	12,128	430,277
Investment AB Kinnevik, B Shares	2,202	69,649
Investor AB, B Shares	34,510	1,286,729
Meda AB, A Shares	14,710	204,704
NCC AB, B Shares	7,060	215,622
Securitas AB, B Shares	11,617	153,425
Skanska AB, B Shares	30,262	613,230
Svenska Handelsbanken AB, A Shares	17,763	259,309
Swedish Orphan Biovitrum AB †	5,987	79,392
Tele2 AB, B Shares	31,861	371,033
Telefonaktiebolaget LM Ericsson, B Shares	84,608	881,204
Trelleborg AB, B Shares	31,271	578,286

		9,579,524

Switzerland - 3.9%
Actelion Ltd. †	8,233	1,205,735
Chocoladefabriken Lindt & Sprungli AG	62	327,941
EMS-Chemie Holding AG	1,070	452,069
Geberit AG	1,176	392,072

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Switzerland - 3.9% (continued)
Givaudan SA †	995	$1,722,650
Julius Baer Group Ltd. †	6,279	352,339
Lonza Group AG †	2,037	272,276
Novartis AG	57,195	5,625,727
Partners Group Holding AG	2,201	657,852
Schindler Holding AG	1,395	228,154
Sonova Holding AG	1,208	163,351
Swiss Life Holding AG †	747	171,049
Swisscom AG	750	420,335
Wolseley PLC	4,707	300,186
Zurich Insurance Group AG †	4,566	1,390,026

		13,681,762

United Kingdom - 11.8%
3i Group PLC	33,097	268,555
Aberdeen Asset Management PLC	54,480	345,569
Aggreko PLC	7,256	163,893
ARM Holdings PLC	55,982	916,083
Ashtead Group PLC	21,861	376,770
Associated British Foods PLC	15,182	684,135
AstraZeneca PLC	11,876	751,635
Aviva PLC	36,331	281,398
BAE Systems PLC	91,218	646,318
Barratt Developments PLC	70,000	675,173
Berkeley Group Holdings PLC	3,042	159,854
Booker Group PLC	95,443	252,360
British American Tobacco PLC	4,808	258,875
BT Group PLC	217,947	1,543,358
Bunzl PLC	7,883	215,044
Compass Group PLC	39,030	645,523
Croda International PLC	3,164	136,809
Daily Mail & General Trust PLC, Class A	8,278	120,791
Diageo PLC	6,807	197,129
Direct Line Insurance Group PLC	177,051	934,571
Dixons Carphone PLC	82,065	583,556
easyJet PLC	20,601	500,780
Experian PLC	30,790	560,021
Fiat Chrysler Automobiles NV †	60,507	887,648
G4S PLC	22,026	92,873
Hargreaves Lansdown PLC	13,845	250,844
HSBC Holdings PLC	50,345	450,810
IMI PLC	3,733	65,990
Imperial Tobacco Group PLC	38,385	1,848,707
Inmarsat PLC	26,594	382,302
International Consolidated Airlines Group SA †	99,611	774,088
Intertek Group PLC	2,171	83,475
ITV PLC	258,414	1,069,172
Johnson Matthey PLC	2,582	123,131
Kingfisher PLC	42,770	233,289
Legal & General Group PLC	152,969	598,118
London Stock Exchange Group PLC	9,129	339,605
Marks & Spencer Group PLC	64,845	547,028
Meggitt PLC	17,966	131,560
National Grid PLC	93,362	1,201,646
Next PLC	8,109	949,093
Old Mutual PLC	139,415	441,298
Pearson PLC	31,864	603,328
Persimmon PLC †	16,429	509,726

	SHARES	VALUE (Note 4)
United Kingdom - 11.8% (continued)
Provident Financial PLC	17,354	$797,866
Prudential PLC	88,365	2,129,557
Reckitt Benckiser Group PLC	3,848	331,830
Reed Elsevier NV	128,429	3,054,774
Rolls-Royce Holdings PLC Class C †	28,394	387,841
Rolls-Royce Holdings PLC (3)†(b)	4,951,638	7,780
SABMiller PLC	5,427	281,392
Sage Group PLC/The	21,831	175,729
Severn Trent PLC	3,568	116,589
Shire PLC	34,065	2,737,108
Smith & Nephew PLC	38,277	647,543
Sports Direct International PLC †	15,088	170,116
SSE PLC	39,551	954,207
Standard Life PLC	55,872	389,598
Tate & Lyle PLC	6,995	57,109
Taylor Wimpey PLC	214,812	626,451
Unilever NV CVA	38,692	1,617,679
United Utilities Group PLC	34,524	483,556
Vodafone Group PLC	272,047	992,399
Whitbread PLC	10,735	833,994
WPP PLC	59,452	1,334,471

		40,929,520

United States - 1.4%
Valeant Pharmaceuticals International, Inc. (1)†	22,636	5,021,422

TOTAL COMMON STOCKS (cost $306,171,581)		336,314,199

RIGHTS - 0.0% (a)

Singapore - 0.0% (a)
Jardine Cycle & Carriage Ltd. †
(cost $—)	666	3,494

MONEY MARKET FUNDS - 2.6%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (c)
(cost $9,096,733)	9,096,733	9,096,733

TOTAL INVESTMENTS IN SECURITIES, AT VALUE- 99.4% (cost $315,268,314)		345,414,426

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6% (d)		2,022,567

NET ASSETS - 100.0%		$347,436,993

†	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Security fair valued as of June 30, 2015 using procedures approved by the Board of Trustees. The total value of positions fair valued was $94,900 or 0.0% of total net assets.
(c)	Represents annualized seven-day yield as of the close of the reporting period.
(d)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

CVA - Dutch Certificate of Shares

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$70,921,723	20.4%
Consumer Staples	29,422,033	8.5
Energy	1,064,112	0.3
Financials	79,276,497	22.8
Health Care	47,859,213	13.8
Industrials	41,010,773	11.8
Information Technology	25,830,221	7.4
Materials	15,141,221	4.4
Telecommunication Services	16,151,981	4.6
Utilities	9,639,919	2.8
Money Market Funds	9,096,733	2.6

Total Investments In Securities, At Value	345,414,426	99.4
Other Assets in Excess of Liabilities (d)	2,022,567	0.6

Net Assets	$347,436,993	100.0%

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

Open futures contracts outstanding at June 30, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
69	Barclays Capital	E-Mini MSCI EAFE Index Futures	9/2015	$6,475,746	$6,327,300	$(148,446)

Collateral pledged to, or (received from), each counterparty at June 30, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Barclays Capital
Cash	$—	$359,164	$359,164

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2015 (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND

COMMON STOCKS - 95.4%	SHARES	VALUE (Note 4)
Brazil - 3.7%
BB Seguridade Participacoes SA (1)	4,300	$47,162
BRF SA ADR (1)	3,365	70,362
CETIP SA - Mercados Organizados (1)	3,300	36,172
Cielo SA (1)	3,600	50,739
Embraer SA ADR (1)	175	5,301
Fibria Celulose SA ADR (1)(a)	2,546	34,651
JBS SA (1)	11,000	57,882
Kroton Educacional SA (1)	1,400	5,354
Lojas Renner SA (1)	1,000	36,345
Qualicorp SA (1)	900	5,705
Raia Drogasil SA (1)	3,100	39,963
Ultrapar Participacoes SA (1)	400	8,453
WEG SA (1)	900	5,514

		403,603

Chile - 1.0%
Colbun SA (1)	86,002	24,478
Corpbanca SA (1)	1,089,380	12,027
Empresa Nacional de Electricidad SA ADR (1)	129	5,347
Empresas CMPC SA (1)	10,201	27,757
Enersis SA ADR (1)	1,300	20,579
SONDA SA (1)	11,314	23,631

		113,819

China - 32.4%
Air China Ltd., H Shares	22,000	24,862
Aluminum Corp of China Ltd., H Shares †	44,000	22,006
ANTA Sports Products Ltd.	5,000	12,122
AviChina Industry & Technology Co., Ltd., H Shares	4,000	3,903
Bank of China Ltd., H Shares	538,000	349,152
Bank of Communications Co., Ltd., H Shares	64,000	66,616
China CITIC Bank Corp. Ltd., H Shares †	16,000	12,739
China Communications Construction Co., Ltd., H Shares	31,000	46,288
China Construction Bank Corp., H Shares	487,000	444,220
China COSCO Holdings Co., Ltd., H Shares †	16,500	10,639
China Everbright Bank Co., Ltd., H Shares	42,000	25,156
China Galaxy Securities Co., Ltd., H Shares †	22,500	29,245
China Life Insurance Co., Ltd., H Shares	59,000	256,074
China Merchants Bank Co., Ltd., H Shares	56,000	162,661
China Minsheng Banking Corp. Ltd., H Shares	118,500	155,062
China Railway Construction Corp. Ltd., H Shares	26,000	40,141
China Railway Group Ltd., H Shares	55,000	59,294
China Shipping Container Lines Co., Ltd., H Shares †	28,000	10,922
China Southern Airlines Co., Ltd., H Shares †	6,000	7,029
China Telecom Corp. Ltd., H Shares	26,000	15,228
CITIC Securities Co., Ltd., H Shares	9,000	32,373

	SHARES	VALUE (Note 4)
China - 32.4% (continued)
CRRC Corp. Ltd., H Shares †	40,000	$61,368
Datang International Power Generation Co., Ltd., H Shares	16,000	8,196
Evergrande Real Estate Group Ltd.	9,000	5,362
Fosun International Ltd.	19,000	44,681
Great Wall Motor Co., Ltd., H Shares (3)(b)	3,500	17,158
Haitong Securities Co., Ltd., H Shares (a)	45,600	120,271
Huadian Power International Corp. Ltd., H Shares	24,000	26,518
Industrial & Commercial Bank of China Ltd., H Shares	471,000	373,751
Lenovo Group Ltd.	24,000	33,182
New China Life Insurance Co., Ltd., H Shares	7,500	44,794
PICC Property & Casualty Co., Ltd., H Shares	14,000	31,870
Ping An Insurance Group Co. of China Ltd., H Shares	31,500	425,109
Shanghai Electric Group Co., Ltd., H Shares (a)	42,000	34,235
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	6,300	17,530
Sihuan Pharmaceutical Holdings Group Ltd. (3)(b)	36,000	20,481
Sinopec Shanghai Petrochemical Co., Ltd., H Shares †	26,000	14,062
Sinopharm Group Co., Ltd., H Shares	5,600	24,868
Tencent Holdings Ltd.	18,500	369,936
ZHuzhou CSR Times Electric Co., Ltd., H Shares	3,000	22,425
Zijin Mining Group Co., Ltd., H Shares	102,000	35,904
ZTE Corp., H Shares	11,600	29,454

		3,546,887

Hong Kong - 6.4%
Alibaba Health Information Technology Ltd. †	16,000	16,609
Alibaba Pictures Group Ltd. †(a)	40,000	15,493
China Everbright Ltd.	10,000	34,628
China Mobile Ltd. ADR (1)	7,094	454,654
China Overseas Land & Investment Ltd.	18,000	63,362
China Resources Land Ltd.	10,000	32,364
China Taiping Insurance Holdings Co., Ltd. †	9,600	34,370
Hanergy Thin Film Power Group Ltd. (3)†(b)	86,000	43,380
Sino Biopharmaceutical Ltd.	4,000	4,638

		699,498

Hungary - 1.0%
MOL Hungarian Oil & Gas PLC	238	12,178
OTP Bank PLC	4,725	93,385

		105,563

India - 4.0%
Dr. Reddy’s Laboratories Ltd. ADR (1)	1,352	74,792
ICICI Bank Ltd. ADR (1)	3,004	31,302
Infosys Ltd. ADR (1)(a)	10,804	171,243
Reliance Industries Ltd. GDR (LSE) 144A (c)	404	12,576

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
India - 4.0% (continued)
State Bank of India GDR	1,312	$54,212
Tata Motors Ltd. ADR (1)	1,794	61,839
Wipro Ltd. ADR (1)(a)	3,178	38,041

		444,005

Indonesia - 1.4%
Bank Central Asia Tbk PT	41,100	41,506
Bank Mandiri Persero Tbk PT	9,300	6,991
Bank Negara Indonesia Persero Tbk PT	40,900	16,215
Bank Rakyat Indonesia Persero Tbk PT	34,300	26,547
Gudang Garam Tbk PT	1,600	5,401
Indofood CBP Sukses Makmur Tbk PT	5,700	5,320
Kalbe Farma Tbk PT	150,200	18,842
Matahari Department Store Tbk PT	6,400	7,932
Tower Bersama Infrastructure Tbk PT †	12,900	8,911
Unilever Indonesia Tbk PT	4,200	12,417

		150,082

Korea, Republic of - 11.4%
Amorepacific Corp.	238	89,003
AMOREPACIFIC Group	359	60,078
Celltrion, Inc. †	802	56,091
CJ CheilJedang Corp.	56	22,122
CJ Corp.	129	34,177
CJ Korea Express Co., Ltd. †	117	20,314
Coway Co., Ltd.	283	23,170
Daewoo Securities Co., Ltd.	4,126	56,244
Dongbu Insurance Co., Ltd.	209	10,569
Hankook Tire Co., Ltd.	139	5,228
Hanmi Pharm Co., Ltd. †	36	15,020
Hanssem Co., Ltd.	158	39,783
Hanwha Corp.	505	21,349
Hotel Shilla Co., Ltd.	133	13,296
Hyosung Corp.	230	29,617
Hyundai Development Co.-Engineering & Construction	584	34,596
Hyundai Glovis Co., Ltd.	42	7,594
Hyundai Steel Co.	462	28,029
Industrial Bank of Korea	537	6,947
Kangwon Land, Inc.	399	13,221
KB Financial Group, Inc.	219	7,233
KCC Corp.	25	11,001
KEPCO Plant Service & Engineering Co., Ltd.	149	15,757
Korea Aerospace Industries Ltd.	713	50,741
Korea Electric Power Corp.	570	23,299
Korea Investment Holdings Co., Ltd.	608	34,636
Korea Zinc Co., Ltd.	103	50,108
Korean Air Lines Co., Ltd. †	953	34,571
KT&G Corp.	292	24,817
LG Corp.	325	17,980
LG Display Co., Ltd.	631	14,569
LG Household & Health Care Ltd.	60	41,592
LG Innotek Co., Ltd.	60	5,386
Lotte Chemical Corp.	125	32,339
Mirae Asset Securities Co., Ltd.	669	30,199
NAVER Corp.	10	5,676
NCSoft Corp.	56	9,951
NH Investment & Securities Co., Ltd.	3,513	38,293
Orion Corp.	33	30,945
S-1 Corp.	129	9,069

	SHARES	VALUE (Note 4)
Korea, Republic of - 11.4% (continued)
Samsung Fire & Marine Insurance Co., Ltd.	105	$27,668
Samsung Life Insurance Co., Ltd.	200	19,270
Samsung Securities Co., Ltd.	963	47,025
SK C&C Co., Ltd.	98	24,249
SK Telecom Co., Ltd. ADR (1)	1,471	36,466
Yuhan Corp.	97	23,717

		1,253,005

Malaysia - 4.8%
AirAsia Bhd	34,600	14,117
DiGi.Com Bhd	32,200	45,702
IHH Healthcare Bhd †	89,500	134,171
IJM Corp. Bhd	51,200	88,492
Malaysia Airports Holdings Bhd	3,800	6,248
MISC Bhd	23,500	48,073
Telekom Malaysia Bhd	22,100	38,235
Tenaga Nasional Bhd	32,700	109,541
Westports Holdings Bhd	40,200	45,081

		529,660

Malta - 0.4%
Brait SE †	3,850	39,033

Mexico - 0.6%
Gentera SAB de CV (1)	10,100	17,890
Gruma SAB de CV, Class B (1)	2,000	25,700
Grupo Aeroportuario del Pacifico SAB de CV, Class B (1)	1,100	7,539
Southern Copper Corp. (1)	300	8,823
Wal-Mart de Mexico SAB de CV (1)	2,100	5,108

		65,060

Peru - 0.4%
Cia de Minas Buenaventura SAA ADR (1)	4,085	42,402

Poland - 1.3%
CCC SA	568	26,302
Enea SA	1,321	5,602
Energa SA	3,730	22,570
PGE Polska Grupa Energetyczna SA	2,230	10,936
Polski Koncern Naftowy Orlen SA	3,005	59,022
Powszechny Zaklad Ubezpieczen SA	142	16,339

		140,771

Russia - 1.6%
MMC Norilsk Nickel PJSC ADR (1)(LSE)	3,792	64,274
MMC Norilsk Nickel PJSC ADR (1)	2,011	34,087
Severstal PAO GDR	5,464	57,727
Tatneft OAO ADR (1)	583	18,942

		175,030

South Africa - 8.4%
Aspen Pharmacare Holdings Ltd. †	1,579	46,695
Bidvest Group Ltd./The	213	5,390
Capitec Bank Holdings Ltd.	282	11,231
Coronation Fund Managers Ltd.	1,528	10,344
Discovery Ltd.	2,063	21,425
FirstRand Ltd.	18,279	80,084
Foschini Group Ltd./The	1,433	18,732
Gold Fields Ltd. ADR (1)	4,848	15,659
Impala Platinum Holdings Ltd. †	1,336	5,962
Investec Ltd.	1,176	10,580
Life Healthcare Group Holdings Ltd.	2,629	8,103
Mediclinic International Ltd.	3,122	26,244

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
South Africa - 8.4% (continued)
MMI Holdings Ltd.	3,947	$9,786
Mr Price Group Ltd.	732	15,067
Naspers Ltd., N Shares	1,381	214,752
Netcare Ltd.	12,498	39,321
PSG Group Ltd.	2,226	37,448
Rand Merchant Insurance Holdings Ltd.	9,594	33,457
Remgro Ltd.	2,739	57,566
RMB Holdings Ltd.	6,649	36,310
Sanlam Ltd.	7,451	40,560
Sappi Ltd. †	2,774	9,830
SPAR Group Ltd./The	1,663	25,924
Standard Bank Group Ltd.	1,004	13,212
Steinhoff International Holdings Ltd.	9,644	61,034
Telkom SA SOC Ltd. †	3,391	17,869
Tiger Brands Ltd.	601	14,020
Woolworths Holdings Ltd.	3,986	32,299

		918,904

Taiwan - 13.0%
Advanced Semiconductor Engineering, Inc.	19,000	25,743
Advantech Co., Ltd.	2,198	15,092
Asia Cement Corp.	8,160	9,650
Asustek Computer, Inc.	2,000	19,478
AU Optronics Corp.	41,000	18,191
Catcher Technology Co., Ltd.	5,000	62,510
Cathay Financial Holding Co., Ltd. †	43,600	76,123
Chailease Holding Co., Ltd.	24,000	57,870
Chang Hwa Commercial Bank Ltd.	27,540	15,795
China Airlines Ltd. †	67,000	28,542
China Development Financial Holding Corp.	73,000	27,661
China Life Insurance Co., Ltd./Taiwan	40,000	40,929
Compal Electronics, Inc.	7,000	5,324
CTBC Financial Holding Co., Ltd.	22,813	17,969
Delta Electronics, Inc.	2,000	10,232
E.Sun Financial Holding Co., Ltd.	23,961	15,992
Eclat Textile Co., Ltd.	2,040	33,473
Eva Airways Corp. †	43,000	29,361
Far EasTone Telecommunications Co., Ltd.	13,000	31,424
Feng TAY Enterprise Co., Ltd.	4,000	23,216
First Financial Holding Co., Ltd.	23,540	14,420
Formosa Taffeta Co., Ltd.	5,000	5,306
Foxconn Technology Co., Ltd.	5,000	18,141
Fubon Financial Holding Co., Ltd.	77,000	153,029
Giant Manufacturing Co., Ltd.	1,000	8,465
Highwealth Construction Corp.	16,000	38,146
Hiwin Technologies Corp.	1,030	6,775
Hon Hai Precision Industry Co., Ltd.	12,560	39,468
Hotai Motor Co., Ltd.	1,000	14,170
Innolux Corp.	54,000	28,135
Merida Industry Co., Ltd.	1,050	6,809
Pegatron Corp.	18,000	52,667
Pou Chen Corp.	6,000	8,559
President Chain Store Corp.	2,000	14,061
Ruentex Industries Ltd.	3,000	6,868
Taishin Financial Holding Co., Ltd.	31,880	13,282
Taiwan Cement Corp.	14,000	17,675
Taiwan Mobile Co., Ltd.	7,000	23,374

	SHARES	VALUE (Note 4)
Taiwan - 13.0% (continued)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (1)	14,795	$335,994
Teco Electric and Machinery Co., Ltd.	10,000	7,763
Wan Hai Lines Ltd.	29,000	23,028
WPG Holdings Ltd.	6,000	7,515
Zhen Ding Technology Holding Ltd.	3,000	10,510

		1,418,735

Thailand - 3.3%
Airports of Thailand PCL NVDR	4,900	43,860
Bangkok Dusit Medical Services PCL NVDR	76,000	44,262
Bumrungrad Hospital PCL NVDR	6,800	37,564
Delta Electronics Thailand PCL NVDR	10,200	27,270
Energy Absolute PCL NVDR	24,600	17,085
IRPC PCL NVDR	221,300	29,286
Kasikornbank PCL NVDR	5,100	28,453
Krung Thai Bank PCL NVDR	14,000	7,073
Minor International PCL NVDR	19,360	17,149
PTT PCL NVDR	2,700	28,618
Siam Cement PCL/The NVDR	1,800	27,649
Thai Union Frozen Products PCL NVDR	41,000	26,420
TMB Bank PCL NVDR	131,400	9,080
True Corp. PCL NVDR †	57,900	19,469

		363,238

Turkey - 0.3%
Eregli Demir ve Celik Fabrikalari TAS	9,337	15,106
Turk Hava Yollari AO †	6,595	21,648

		36,754

TOTAL COMMON STOCKS (cost $10,027,451)		10,446,049

PREFERRED STOCKS - 0.5%

Brazil - 0.5%
Suzano Papel e Celulose SA, Series A (1)
(cost $50,635)	10,400	55,326

EXCHANGE-TRADED FUNDS (ETF) - 3.2%

United States - 3.2%
iShares MSCI Emerging Markets ETF (1)(a)
(cost $351,971)	8,877	351,707

SECURITIES LENDING COLLATERAL - 4.0%

Money Market Funds - 4.0%
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank
Dreyfus Treasury Cash Management, 0.010% (d)(e)
(cost $433,742)	433,742	433,742

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND

VALUE (Note 4)
TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 103.1% (cost $10,863,799)	$11,286,824

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.1%)	(338,229)

NET ASSETS - 100.0%	$10,948,595

†	Non-income producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $503,446; cash collateral of $433,742 was received with which the Fund purchased a money market fund.
(b)	Security fair valued as of June 30, 2015 using procedures approved by the Board of Trustees. The total value of positions fair valued was $81,019 or 0.7% of total net assets.
(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(e)	Represents annualized seven-day yield as of the close of the reporting period.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

LSE - London Stock Exchange

NVDR - Non-Voting Depositary Receipt

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$743,143	6.8%
Consumer Staples	571,135	5.2
Energy	186,159	1.7
Exchange-Traded Funds	351,707	3.2
Financials	4,293,868	39.2
Health Care	598,045	5.5
Industrials	943,637	8.6
Information Technology	1,495,707	13.7
Materials	704,674	6.4
Telecommunication Services	707,941	6.5
Utilities	257,066	2.3
Securities Lending Collateral	433,742	4.0

Total Investments In Securities, At Value	11,286,824	103.1
Liabilities in Excess of Other Assets	(338,229)	(3.1)

Net Assets	$10,948,595	100.0%

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2015 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

COMMON STOCKS - 99.2%	SHARES	VALUE (Note 4)
Consumer Discretionary - 18.0%
Advance Auto Parts, Inc.	600	$95,574
Amazon.com, Inc. †	3,313	1,438,140
AutoZone, Inc. †	159	106,037
Best Buy Co., Inc.	4,648	151,571
BorgWarner, Inc.	4,288	243,730
Brunswick Corp.	1,969	100,143
Burlington Stores, Inc. †	2,510	128,512
CarMax, Inc. †	1,571	104,016
CBS Corp., Class B	4,744	263,292
Charter Communications, Inc., Class A †	1,597	273,486
Chipotle Mexican Grill, Inc. †	642	388,404
Comcast Corp., Class A	6,751	406,005
DISH Network Corp., Class A †	6,730	455,688
Dollar General Corp.	4,267	331,717
Dollar Tree, Inc. †	6,199	489,659
Expedia, Inc.	751	82,122
Gannett Co., Inc. †	1,447	20,243
GNC Holdings, Inc., Class A	2,197	97,723
Goodyear Tire & Rubber Co./The	3,168	95,515
Hanesbrands, Inc.	5,676	189,124
Harman International Industries, Inc.	1,600	190,304
Hilton Worldwide Holdings, Inc. †	7,663	211,116
Home Depot, Inc./The	20,443	2,271,831
Johnson Controls, Inc.	4,435	219,666
L Brands, Inc.	6,312	541,128
LKQ Corp. †	2,515	76,066
Lowe’s Cos., Inc.	18,662	1,249,794
Macy’s, Inc.	1,624	109,571
Madison Square Garden Co./The, Class A †	948	79,148
Marriott International, Inc., Class A	2,528	188,058
Mohawk Industries, Inc. †	936	178,682
Netflix, Inc. †	1,186	779,131
NIKE, Inc., Class B	13,945	1,506,339
Nordstrom, Inc.	1,100	81,950
Norwegian Cruise Line Holdings Ltd. †	3,695	207,068
O’Reilly Automotive, Inc. †	2,402	542,804
Polaris Industries, Inc.	1,008	149,295
Ross Stores, Inc.	10,138	492,808
Signet Jewelers Ltd.	800	102,592
Skechers U.S.A., Inc., Class A †	1,431	157,109
Starbucks Corp.	25,715	1,378,710
Target Corp.	10,808	882,257
TEGNA, Inc.	2,894	92,811
Tenneco, Inc. †	1,200	68,928
Tesla Motors, Inc. †	906	243,044
Time Warner, Inc.	10,851	948,486
TJX Cos., Inc./The	7,493	495,812
TripAdvisor, Inc. †	1,729	150,665
Twenty-First Century Fox, Inc., Class A	6,684	217,531
Ulta Salon Cosmetics & Fragrance, Inc. †	1,542	238,162
Under Armour, Inc., Class A †	6,273	523,419
VF Corp.	5,956	415,371
Viacom, Inc., Class B	3,706	239,556

	SHARES	VALUE (Note 4)
Consumer Discretionary - 18.0% (continued)
Walt Disney Co./The	23,171	$2,644,738
Whirlpool Corp.	1,142	197,623

		23,532,274

Consumer Staples - 8.8%
Altria Group, Inc.	36,875	1,803,556
Archer-Daniels-Midland Co.	2,109	101,696
Constellation Brands, Inc., Class A	4,163	482,991
Costco Wholesale Corp.	8,982	1,213,109
CVS Health Corp.	20,976	2,199,963
Dr Pepper Snapple Group, Inc.	5,100	371,790
Keurig Green Mountain, Inc.	2,927	224,296
Kroger Co./The	12,542	909,421
Mondelez International, Inc., Class A	7,401	304,477
Monster Beverage Corp. †	3,571	478,586
PepsiCo, Inc.	9,377	875,249
Pilgrim’s Pride Corp.	3,191	73,297
Reynolds American, Inc.	9,332	696,727
Rite Aid Corp. †	28,118	234,785
Tyson Foods, Inc., Class A	5,589	238,259
Walgreens Boots Alliance, Inc.	13,424	1,133,523
WhiteWave Foods Co./The †	2,600	127,088

		11,468,813

Energy - 1.3%
Cheniere Energy, Inc. †	5,410	374,697
Cimarex Energy Co.	1,073	118,363
Diamondback Energy, Inc.	1,700	128,146
Energen Corp.	1,000	68,300
EQT Corp.	1,200	97,608
Kinder Morgan, Inc.	18,897	725,456
Targa Resources Corp.	1,698	151,495
Valero Energy Corp.	1,450	90,770

		1,754,835

Financials - 11.0%
American Express Co.	902	70,103
American Financial Group, Inc.	1,065	69,268
American Tower Corp. REIT	10,800	1,007,532
Ameriprise Financial, Inc.	1,200	149,916
AvalonBay Communities, Inc. REIT	4,737	757,304
Berkshire Hathaway, Inc., Class B †	9,756	1,327,889
BlackRock, Inc.	708	244,954
Boston Properties, Inc. REIT	5,439	658,337
Capital One Financial Corp.	2,317	203,826
CBOE Holdings, Inc.	1,623	92,868
Charles Schwab Corp./The	4,132	134,910
CME Group, Inc.	3,213	299,002
Comerica, Inc.	1,500	76,980
Digital Realty Trust, Inc. REIT	3,200	213,376
Discover Financial Services	3,539	203,917
E*TRADE Financial Corp. †	5,200	155,740
Equity Residential REIT	12,900	905,193
Essex Property Trust, Inc. REIT	2,600	552,500
Extra Space Storage, Inc. REIT	1,500	97,830
Federal Realty Investment Trust REIT	700	89,663
Fifth Third Bancorp	6,600	137,412
First Republic Bank/CA	1,400	88,242
General Growth Properties, Inc. REIT	11,239	288,393
Goldman Sachs Group, Inc./The	1,738	362,877

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Financials - 11.0% (continued)
Hartford Financial Services Group, Inc./The	3,282	$136,433
HCP, Inc. REIT	8,400	306,348
Health Care REIT, Inc.	10,400	682,552
Huntington Bancshares, Inc.	10,400	117,624
Intercontinental Exchange, Inc.	600	134,166
JPMorgan Chase & Co.	3,370	228,351
KeyCorp	8,100	121,662
Lincoln National Corp.	2,367	140,174
LPL Financial Holdings, Inc.	1,500	69,735
McGraw Hill Financial, Inc.	2,820	283,269
Moody’s Corp.	2,313	249,711
Morgan Stanley	3,872	150,195
Principal Financial Group, Inc.	1,500	76,935
Public Storage REIT	4,317	795,925
Realty Income Corp. REIT	1,500	66,585
Retail Properties of America, Inc., Class A REIT	5,600	78,008
Signature Bank †	600	87,834
Simon Property Group, Inc. REIT	5,264	910,777
Springleaf Holdings, Inc. †	1,969	90,397
State Street Corp.	2,150	165,550
SunTrust Banks, Inc.	3,600	154,872
SVB Financial Group †	700	100,786
Travelers Cos., Inc./The	1,000	96,660
UDR, Inc. REIT	2,100	67,263
Ventas, Inc. REIT	9,029	560,611
Vornado Realty Trust REIT	4,200	398,706

		14,459,161

Health Care - 21.0%
Abbott Laboratories	11,187	549,058
AbbVie, Inc.	11,932	801,711
ACADIA Pharmaceuticals, Inc. †	3,700	154,956
Aetna, Inc.	6,652	847,864
Agios Pharmaceuticals, Inc. †	2,132	236,950
Akorn, Inc. †	1,738	75,881
Alexion Pharmaceuticals, Inc. †	3,280	592,926
Align Technology, Inc. †	1,400	87,794
Allergan PLC †	1,185	359,600
Alnylam Pharmaceuticals, Inc. †	2,625	314,659
AmerisourceBergen Corp.	4,065	432,272
Amgen, Inc.	10,855	1,666,460
Anthem, Inc.	5,781	948,893
athenahealth, Inc. †	1,017	116,528
Biogen, Inc. †	3,175	1,282,509
BioMarin Pharmaceutical, Inc. †	3,150	430,857
Bluebird Bio, Inc. †	1,743	293,469
Boston Scientific Corp. †	15,571	275,607
Bristol-Myers Squibb Co.	13,324	886,579
Cardinal Health, Inc.	3,661	306,243
Celgene Corp. †	13,123	1,518,790
Centene Corp. †	2,233	179,533
Cepheid †	1,365	83,470
Cerner Corp. †	2,661	183,769
DexCom, Inc. †	2,200	175,956
Edwards Lifesciences Corp. †	1,635	232,873
Eli Lilly & Co.	19,000	1,586,310
Endo International PLC (Ireland) †	1,372	109,280
Express Scripts Holding Co. †	3,640	323,742

	SHARES	VALUE (Note 4)
Health Care - 21.0% (continued)
Gilead Sciences, Inc.	13,137	$1,538,080
HCA Holdings, Inc. †	7,615	690,833
Humana, Inc.	3,120	596,794
Illumina, Inc. †	2,631	574,505
Incyte Corp. †	4,491	468,007
Intercept Pharmaceuticals, Inc. †	400	96,552
Intrexon Corp. †	2,862	139,666
Isis Pharmaceuticals, Inc. †	4,236	243,782
McKesson Corp.	4,104	922,620
Medidata Solutions, Inc. †	3,410	185,231
Medivation, Inc. †	2,157	246,329
Medtronic PLC (Ireland)	6,510	482,391
Merck & Co., Inc.	6,724	382,797
Neurocrine Biosciences, Inc. †	2,442	116,630
Puma Biotechnology, Inc. †	1,333	155,628
Receptos, Inc. †	1,852	351,973
Regeneron Pharmaceuticals, Inc. †	2,146	1,094,739
St. Jude Medical, Inc.	2,465	180,117
Tenet Healthcare Corp. †	1,805	104,473
Thermo Fisher Scientific, Inc.	5,346	693,697
United Therapeutics Corp. †	512	89,062
UnitedHealth Group, Inc.	18,553	2,263,466
Vertex Pharmaceuticals, Inc. †	4,034	498,118
ZIOPHARM Oncology, Inc. †	1	6
Zoetis, Inc.	5,698	274,758

		27,444,793

Industrials - 10.4%
3M Co.	7,500	1,157,250
A. O. Smith Corp.	2,198	158,212
Acuity Brands, Inc.	600	107,988
Alaska Air Group, Inc.	2,312	148,962
American Airlines Group, Inc.	12,300	491,200
Avis Budget Group, Inc. †	4,091	180,331
B/E Aerospace, Inc.	2,772	152,183
Cummins, Inc.	2,472	324,302
Delta Air Lines, Inc.	19,305	793,049
Dover Corp.	2,493	174,959
FedEx Corp.	6,737	1,147,985
Fortune Brands Home & Security, Inc.	3,256	149,190
Generac Holdings, Inc. †	2,125	84,469
General Dynamics Corp.	5,500	779,295
Honeywell International, Inc.	5,345	545,030
Huntington Ingalls Industries, Inc.	1,500	168,885
Illinois Tool Works, Inc.	871	79,949
JetBlue Airways Corp. †	8,441	175,235
Lockheed Martin Corp.	6,291	1,169,497
Macquarie Infrastructure Corp.	800	66,104
Masco Corp.	2,809	74,916
Middleby Corp./The †	1,800	202,014
Nielsen NV	2,443	109,373
Norfolk Southern Corp.	3,251	284,007
Northrop Grumman Corp.	5,646	895,625
Old Dominion Freight Line, Inc. †	1,956	134,191
Parker-Hannifin Corp.	1,500	174,495
Raytheon Co.	6,276	600,488
Rockwell Automation, Inc.	2,600	324,064
SolarCity Corp. †	2,391	128,038
Southwest Airlines Co.	17,404	575,898
Spirit Airlines, Inc. †	3,636	225,796

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Industrials - 10.4% (continued)
Swift Transportation Co. †	5,294	$120,015
Textron, Inc.	2,100	93,723
Towers Watson & Co., Class A	702	88,312
Trinity Industries, Inc.	3,400	89,862
Union Pacific Corp.	5,278	503,363
United Continental Holdings, Inc. †	6,818	361,422
United Rentals, Inc. †	2,943	257,866
WABCO Holdings, Inc. †	800	98,976
Wabtec Corp.	785	73,978
Xylem, Inc.	2,200	81,554

		13,552,051

Information Technology - 24.8%
Activision Blizzard, Inc.	10,763	260,572
Adobe Systems, Inc. †	8,721	706,488
Akamai Technologies, Inc. †	1,700	118,694
Alliance Data Systems Corp. †	903	263,622
Apple, Inc.	76,569	9,603,667
Applied Materials, Inc.	21,557	414,326
ARRIS Group, Inc. †	2,800	85,680
Autodesk, Inc. †	1,500	75,112
Automatic Data Processing, Inc.	3,680	295,246
Broadcom Corp., Class A	7,284	375,053
Brocade Communications Systems, Inc.	7,800	92,664
CA, Inc.	2,700	79,083
Cisco Systems, Inc.	52,773	1,449,147
Cognizant Technology Solutions Corp., Class A †	6,000	366,540
Corning, Inc.	17,100	337,383
CoStar Group, Inc. †	500	100,630
eBay, Inc. †	4,017	241,984
Electronic Arts, Inc. †	7,290	484,785
F5 Networks, Inc. †	1,500	180,525
Facebook, Inc., Class A †	35,053	3,006,321
Fiserv, Inc. †	919	76,121
FleetCor Technologies, Inc. †	1,727	269,516
Google, Inc., Class A †	134	72,365
Guidewire Software, Inc. †	1,984	105,013
Hewlett-Packard Co.	12,721	381,757
Intel Corp.	59,729	1,816,658
Intuit, Inc.	2,298	231,569
Jack Henry & Associates, Inc.	1,350	87,345
Juniper Networks, Inc.	7,300	189,581
LinkedIn Corp., Class A †	2,086	431,030
Marvell Technology Group Ltd.	6,200	81,747
MasterCard, Inc., Class A	11,687	1,092,501
Micron Technology, Inc. †	12,833	241,774
Microsoft Corp.	8,316	367,151
NVIDIA Corp.	8,300	166,913
Palo Alto Networks, Inc. †	2,860	499,642
Qlik Technologies, Inc. †	1,951	68,207
Qorvo, Inc. †	2,781	223,231
Red Hat, Inc. †	1,240	94,153
Salesforce.com, inc. †	6,735	468,958
SanDisk Corp.	3,186	185,489
ServiceNow, Inc. †	5,378	399,639
Skyworks Solutions, Inc.	8,005	833,321
Splunk, Inc. †	1,512	105,265
SS&C Technologies Holdings, Inc.	1,261	78,813

	SHARES	VALUE (Note 4)
Information Technology - 24.8% (continued)
SunEdison, Inc. †	11,081	$331,433
SunPower Corp. †	3,373	95,827
Tableau Software, Inc., Class A †	1,365	157,385
Texas Instruments, Inc.	15,895	818,751
Total System Services, Inc.	2,043	85,336
Twitter, Inc. †	5,830	211,163
Ubiquiti Networks, Inc.	2,913	92,968
Visa, Inc., Class A	27,588	1,852,534
VMware, Inc., Class A †	2,940	252,076
Western Digital Corp.	4,905	384,650
Workday, Inc., Class A †	2,678	204,572
Xerox Corp.	11,832	125,892
Xilinx, Inc.	2,840	125,414
Yahoo!, Inc. †	11,628	456,864
Zillow Group, Inc., Class A †	1,435	124,472

		32,424,618

Materials - 1.6%
Air Products & Chemicals, Inc.	1,700	232,611
Alcoa, Inc.	18,300	204,045
Ball Corp.	1,400	98,210
Dow Chemical Co./The	2,240	114,621
Ecolab, Inc.	2,147	242,761
EI du Pont de Nemours & Co.	5,221	333,883
PPG Industries, Inc.	3,826	438,919
Royal Gold, Inc.	2,500	153,975
Sherwin-Williams Co./The	961	264,294
Westlake Chemical Corp.	1,100	75,449

		2,158,768

Telecommunication Services - 0.2%
Level 3 Communications, Inc. †	3,900	205,413

Utilities - 2.1%
American Electric Power Co., Inc.	8,406	445,266
CMS Energy Corp.	2,100	66,864
Consolidated Edison, Inc.	3,551	205,532
DTE Energy Co.	3,287	245,342
Edison International	7,821	434,691
Entergy Corp.	3,300	232,650
NextEra Energy, Inc.	670	65,680
PG&E Corp.	6,900	338,790
Public Service Enterprise Group, Inc.	3,644	143,136
Sempra Energy	4,100	405,654
Xcel Energy, Inc.	5,700	183,426

		2,767,031

TOTAL COMMON STOCKS (cost $114,214,672)		129,767,757

MONEY MARKET FUNDS - 1.1%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (2)(a)
(cost $1,434,019)	1,434,019	1,434,019

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

VALUE (Note 4)
TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 100.3% (cost $115,648,691)	$131,201,776

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3%)	(428,962)

NET ASSETS - 100.0%	$130,772,814

All securities are United States companies, unless noted otherwise in parentheses.

†	Non-income producing security.
(a)	Represents annualized seven-day yield as of the close of the reporting period.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2015 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

COMMON STOCKS - 96.7%	SHARES	VALUE (Note 4)
Consumer Discretionary - 14.1%
1-800-Flowers.com, Inc., Class A †	3,613	$37,792
2U, Inc. †(a)	1,095	35,248
AMC Entertainment Holdings, Inc., Class A	1,308	40,129
American Axle & Manufacturing Holdings, Inc. †	1,298	27,141
American Eagle Outfitters, Inc.	2,966	51,074
America’s Car-Mart, Inc. †	284	14,007
Asbury Automotive Group, Inc. †	660	59,809
Barnes & Noble, Inc. †	1,300	33,748
Big 5 Sporting Goods Corp.	741	10,530
Big Lots, Inc.	1,100	49,489
BJ’s Restaurants, Inc. †	600	29,070
Bright Horizons Family Solutions, Inc. †	207	11,965
Buckle, Inc./The (a)	400	18,308
Build-A-Bear Workshop, Inc. †	1,000	15,990
Caleres, Inc.	931	29,587
Capella Education Co.	200	10,734
Carriage Services, Inc.	552	13,182
Cato Corp./The, Class A	400	15,504
Chegg, Inc. †	2,419	18,965
Citi Trends, Inc. †	600	14,520
ClubCorp Holdings, Inc.	1,342	32,047
Columbia Sportswear Co.	800	48,368
Cooper Tire & Rubber Co.	576	19,486
Cooper-Standard Holding, Inc. †	400	24,588
Core-Mark Holding Co., Inc.	1,000	59,250
Cracker Barrel Old Country Store, Inc.	163	24,313
Del Frisco’s Restaurant Group, Inc. †	700	13,041
Denny’s Corp. †	2,000	23,220
Diamond Resorts International, Inc. †	2,005	63,258
DineEquity, Inc.	299	29,628
Dixie Group, Inc./The †(a)	145	1,522
Domino’s Pizza, Inc.	176	19,958
Drew Industries, Inc.	234	13,577
Empire Resorts, Inc. †(a)	1,166	5,935
Entravision Communications Corp., Class A	2,467	20,303
EVINE Live, Inc. †	4,600	12,374
EW Scripps Co./The, Class A	758	17,320
Express, Inc. †	748	13,546
Federal-Mogul Holdings Corp. †	963	10,930
Fiesta Restaurant Group, Inc. †	693	34,650
Finish Line, Inc./The, Class A	838	23,313
FTD Cos., Inc. †	500	14,095
Gentherm, Inc. †	1,057	58,040
G-III Apparel Group Ltd. †	1,123	79,003
Global Eagle Entertainment, Inc. †	809	10,533
Grand Canyon Education, Inc. †	538	22,811
Gray Television, Inc. †	2,135	33,477
Group 1 Automotive, Inc.	200	18,166
Helen of Troy Ltd. †	942	91,836
Houghton Mifflin Harcourt Co. †	1,067	26,888
Iconix Brand Group, Inc. †	530	13,234
Installed Building Products, Inc. †	905	22,154
Jack in the Box, Inc.	1,435	126,510
Kirkland’s, Inc.	900	25,083
Kona Grill, Inc. †	1,400	27,174
Krispy Kreme Doughnuts, Inc. †	925	17,815
Lands’ End, Inc. †	436	10,826
La-Z-Boy, Inc.	430	11,326

	SHARES	VALUE (Note 4)
Consumer Discretionary - 14.1% (continued)
Libbey, Inc.	400	$16,532
LifeLock, Inc. †(a)	1,122	18,401
Lithia Motors, Inc., Class A	602	68,122
Marriott Vacations Worldwide Corp.	1,057	96,980
Mattress Firm Holding Corp. †(a)	1,098	66,923
MDC Partners, Inc., Class A	944	18,597
Meredith Corp.	300	15,645
Monro Muffler Brake, Inc.	414	25,734
Motorcar Parts of America, Inc. †	1,306	39,298
Murphy USA, Inc. †	1,300	72,566
NACCO Industries, Inc., Class A	210	12,760
Nathan’s Famous, Inc.	300	11,118
Nautilus, Inc. †	1,157	24,887
New Media Investment Group, Inc.	1,259	22,574
Nexstar Broadcasting Group, Inc., Class A	356	19,936
Nutrisystem, Inc.	1,800	44,784
Overstock.com, Inc. †	485	10,932
Papa John’s International, Inc.	1,424	107,669
Papa Murphy’s Holdings, Inc. †	492	10,194
Penn National Gaming, Inc. †	999	18,332
Performance Sports Group Ltd. †	913	16,434
Pool Corp.	699	49,056
Popeyes Louisiana Kitchen, Inc. †	873	52,371
Rave Restaurant Group, Inc. †	1,257	16,404
Red Robin Gourmet Burgers, Inc. †	219	18,795
Rent-A-Center, Inc. (a)	400	11,340
Rentrak Corp. †(a)	300	20,940
Ruth’s Hospitality Group, Inc.	972	15,669
Scientific Games Corp., Class A †	903	14,033
Select Comfort Corp. †	1,598	48,052
Sequential Brands Group, Inc. †	674	10,305
Skechers U.S.A., Inc., Class A †	572	62,800
Skullcandy, Inc. †	1,954	14,987
Sonic Corp.	1,127	32,458
Sportsman’s Warehouse Holdings, Inc. †	902	10,256
Stage Stores, Inc.	611	10,711
Standard Motor Products, Inc.	641	22,512
Stein Mart, Inc.	1,340	14,030
Steven Madden Ltd. †	266	11,379
Strattec Security Corp.	300	20,610
Texas Roadhouse, Inc.	2,000	74,860
Thor Industries, Inc.	190	10,693
Tilly’s, Inc., A Shares †	2,067	19,988
Tower International, Inc. †	753	19,616
Tuesday Morning Corp. †	1,155	13,011
Universal Electronics, Inc. †	400	19,936
World Wrestling Entertainment, Inc., Class A (a)	700	11,550
YOU On Demand Holdings, Inc. †	690	1,428
ZAGG, Inc. †	1,311	10,383
Zoe’s Kitchen, Inc. †	509	20,838
Zumiez, Inc. †	1,301	34,646

		3,088,465

Consumer Staples - 3.2%
Boston Beer Co., Inc./The, Class A †	72	16,703
Calavo Growers, Inc.	300	15,579
Cal-Maine Foods, Inc. (a)	1,202	62,745
Coca-Cola Bottling Co. Consolidated	100	15,107
Craft Brew Alliance, Inc. †	903	9,987

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Consumer Staples - 3.2% (continued)
Diamond Foods, Inc. †	500	$15,690
Fresh Del Monte Produce, Inc.	1,300	50,258
Fresh Market, Inc./The †(a)	642	20,634
HRG Group, Inc. †	3,776	49,088
Ingles Markets, Inc., Class A	500	23,885
J&J Snack Foods Corp.	384	42,497
John B. Sanfilippo & Son, Inc.	300	15,570
Liberator Medical Holdings, Inc. (a)	1,670	3,791
Natural Health Trends Corp. (a)	965	40,009
Revlon, Inc., Class A †	830	30,469
Rite Aid Corp. †	1,984	16,566
Sanderson Farms, Inc. (a)	700	52,612
SpartanNash Co.	755	24,568
SUPERVALU, Inc. †	3,800	30,742
USANA Health Sciences, Inc. †	300	40,998
Vector Group Ltd.	4,325	101,465
WD-40 Co.	200	17,432

		696,395

Energy - 1.1%
Alon USA Energy, Inc.	841	15,895
Delek US Holdings, Inc.	600	22,092
Enbridge Energy Management LLC	720	23,760
Green Plains, Inc.	616	16,971
Matrix Service Co. †	700	12,796
Newpark Resources, Inc. †	1,331	10,821
Nordic American Tankers Ltd. (Norway)	1,290	18,356
Pacific Ethanol, Inc. †(a)	900	9,288
PBF Energy, Inc., Class A	429	12,192
REX American Resources Corp. †	300	19,092
RigNet, Inc. †	451	13,787
Ship Finance International Ltd. (Norway) (a)	1,000	16,320
Synergy Resources Corp. †	1,416	16,185
Teekay Tankers Ltd., Class A	2,395	15,831
Tesco Corp.	1,131	12,328

		235,714

Financials - 19.2%
Acadia Realty Trust REIT	1,600	46,576
Actua Corp. †	900	12,834
American Assets Trust, Inc. REIT	1,370	53,718
American Equity Investment Life Holding Co.	641	17,294
Ameris Bancorp	1,531	38,719
AMERISAFE, Inc.	315	14,824
AmTrust Financial Services, Inc. (a)	242	15,853
Argo Group International Holdings Ltd.	600	33,420
Ashford Hospitality Trust, Inc. REIT	1,500	12,690
Aspen Insurance Holdings Ltd.	1,200	57,480
Astoria Financial Corp.	1,400	19,306
Banc of California, Inc.	765	10,519
Bank of the Ozarks, Inc.	626	28,639
Banner Corp.	455	21,808
BGC Partners, Inc., Class A	6,967	60,961
BNC Bancorp	800	15,464
BofI Holding, Inc. †	488	51,586
Boston Private Financial Holdings, Inc.	1,225	16,427
Brandywine Realty Trust REIT	1,900	25,232
Capital Bank Financial Corp., Class A †	2,027	58,925
Cash America International, Inc.	491	12,859
Cedar Realty Trust, Inc. REIT	1,989	12,730
Central Pacific Financial Corp.	835	19,831

	SHARES	VALUE (Note 4)
Financials - 19.2% (continued)
Chambers Street Properties REIT	1,700	$13,515
Chatham Lodging Trust REIT	1,800	47,646
Chesapeake Lodging Trust REIT	1,809	55,138
CNO Financial Group, Inc.	725	13,304
ConnectOne Bancorp, Inc.	900	19,377
CoreSite Realty Corp. REIT	1,220	55,437
Corporate Office Properties Trust REIT	1,000	23,540
Cousins Properties, Inc. REIT	2,700	28,026
Cowen Group, Inc., Class A †	3,463	22,163
Credit Acceptance Corp. †	100	24,618
CubeSmart REIT	2,392	55,399
Customers Bancorp, Inc. †	393	10,568
CVB Financial Corp.	1,182	20,815
CyrusOne, Inc. REIT	3,037	89,440
DCT Industrial Trust, Inc. REIT	1,895	59,579
DiamondRock Hospitality Co. REIT	4,100	52,521
DuPont Fabros Technology, Inc. REIT	3,000	88,350
Eagle Bancorp, Inc. †	980	43,081
EastGroup Properties, Inc. REIT	400	22,492
Education Realty Trust, Inc. REIT	2,332	73,131
Empire State Realty Trust, Inc., Class A REIT	1,348	22,997
Endurance Specialty Holdings Ltd.	1,684	110,639
Enstar Group Ltd. †	155	24,017
Essent Group Ltd. †	1,754	47,972
FBL Financial Group, Inc., Class A	241	13,911
FBR & Co. †	566	13,097
Federated National Holding Co.	2,074	50,191
FelCor Lodging Trust, Inc. REIT	3,003	29,670
First Interstate BancSystem, Inc., Class A	2,290	63,525
GAIN Capital Holdings, Inc.	1,922	18,374
GAMCO Investors, Inc., Class A	344	23,636
GEO Group, Inc./The REIT	1,257	42,939
Gladstone Commercial Corp. REIT	800	13,248
Gramercy Property Trust, Inc. REIT	606	14,162
Greenlight Capital Re Ltd., Class A †	400	11,668
Hanmi Financial Corp.	1,300	32,292
Hanover Insurance Group, Inc./The	200	14,806
HCI Group, Inc.	313	13,838
Healthcare Realty Trust, Inc. REIT	2,700	62,802
Heritage Insurance Holdings, Inc. †	462	10,621
Hersha Hospitality Trust REIT	1,550	39,742
HFF, Inc., Class A	1,079	45,027
Hilltop Holdings, Inc. †	800	19,272
Home BancShares, Inc.	597	21,826
HomeStreet, Inc. †	511	11,661
Hudson Pacific Properties, Inc. REIT	1,600	45,392
Impac Mortgage Holdings, Inc. †(a)	776	14,853
Independent Bank Corp.	1,043	14,143
Independent Bank Group, Inc.	300	12,870
Interactive Brokers Group, Inc., Class A	2,000	83,120
Investment Technology Group, Inc.	682	16,914
Janus Capital Group, Inc.	800	13,696
KCG Holdings, Inc., Class A †	843	10,394
Kennedy-Wilson Holdings, Inc.	1,600	39,344
Ladder Capital Corp. REIT	714	12,388
Ladenburg Thalmann Financial Services, Inc. †	5,000	17,500
Lakeland Financial Corp.	500	21,685
LegacyTexas Financial Group, Inc.	492	14,858
LendingTree, Inc. †	452	35,532

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Financials - 19.2% (continued)
Maiden Holdings Ltd.	1,054	$16,632
Marcus & Millichap, Inc. †	1,307	60,305
MarketAxess Holdings, Inc.	370	34,325
Meta Financial Group, Inc.	618	26,525
National Health Investors, Inc. REIT	800	49,840
Navigators Group, Inc./The †	200	15,512
Nelnet, Inc., Class A	400	17,324
Pebblebrook Hotel Trust REIT	1,467	62,905
PennyMac Financial Services, Inc., Class A †	588	10,655
Physicians Realty Trust REIT	3,300	50,688
Pinnacle Financial Partners, Inc.	881	47,900
Primerica, Inc.	641	29,287
PrivateBancorp, Inc.	981	39,063
PS Business Parks, Inc. REIT	200	14,430
QTS Realty Trust, Inc., Class A REIT	915	33,352
Ramco-Gershenson Properties Trust REIT	1,967	32,101
RE/MAX Holdings, Inc., Class A	537	19,069
Retail Opportunity Investments Corp. REIT	2,506	39,144
Rexford Industrial Realty, Inc. REIT	1,134	16,534
Ryman Hospitality Properties, Inc. REIT	1,624	86,251
Sabra Health Care REIT, Inc.	554	14,260
Selective Insurance Group, Inc.	415	11,641
ServisFirst Bancshares, Inc.	321	12,060
Simmons First National Corp., Class A	600	28,008
Southside Bancshares, Inc.	840	24,553
Sovran Self Storage, Inc. REIT	315	27,377
STAG Industrial, Inc. REIT	2,614	52,280
StanCorp Financial Group, Inc.	586	44,307
State Bank Financial Corp.	478	10,373
Stonegate Bank	458	13,589
Strategic Hotels & Resorts, Inc. REIT †	1,142	13,841
Summit Hotel Properties, Inc. REIT	2,313	30,092
Sun Communities, Inc. REIT	2,300	142,209
Symetra Financial Corp.	2,111	51,023
Talmer Bancorp, Inc., Class A	1,122	18,793
Terreno Realty Corp. REIT	915	18,025
United Community Banks, Inc.	800	16,696
United Insurance Holdings Corp. (a)	2,600	40,404
Universal Health Realty Income Trust REIT	283	13,148
Universal Insurance Holdings, Inc.	1,100	26,620
Walker & Dunlop, Inc. †	412	11,017
Washington Real Estate Investment Trust REIT	1,800	46,710
Waterstone Financial, Inc.	2,000	26,400
WesBanco, Inc.	352	11,975
Western Alliance Bancorp †	2,023	68,296
Whitestone REIT	1,165	15,168
Wilshire Bancorp, Inc.	1,800	22,734
Winthrop Realty Trust REIT †	800	12,120
WisdomTree Investments, Inc. (a)	2,928	64,314

		4,190,332

Health Care - 24.3%
AAC Holdings, Inc. †	694	30,231
Abaxis, Inc. (a)	657	33,822
ABIOMED, Inc. †	1,317	86,566
Acadia Healthcare Co., Inc. †	567	44,413
ACADIA Pharmaceuticals, Inc. †(a)	274	11,475

	SHARES	VALUE (Note 4)
Health Care - 24.3% (continued)
Accelerate Diagnostics, Inc. †(a)	2,039	$52,627
Acceleron Pharma, Inc. †	500	15,820
Aceto Corp.	1,044	25,714
Addus HomeCare Corp. †	1,246	34,714
Advaxis, Inc. †(a)	2,187	44,462
Aerie Pharmaceuticals, Inc. †	1,611	28,434
Affymetrix, Inc. †	1,156	12,623
Agenus, Inc. †	3,037	26,209
Agios Pharmaceuticals, Inc. †(a)	138	15,337
Air Methods Corp. †	300	12,402
Akorn, Inc. †	466	20,346
Albany Molecular Research, Inc. †(a)	622	12,577
Alder Biopharmaceuticals, Inc. †	735	38,933
AMAG Pharmaceuticals, Inc. †(a)	1,000	69,060
Amedisys, Inc. †	745	29,599
Amicus Therapeutics, Inc. †	3,379	47,813
AMN Healthcare Services, Inc. †	1,210	38,224
Amsurg Corp. †	500	34,975
Anacor Pharmaceuticals, Inc. †	1,451	112,351
Analogic Corp.	156	12,308
ANI Pharmaceuticals, Inc. †	574	35,617
Anika Therapeutics, Inc. †	794	26,226
Anthera Pharmaceuticals, Inc. †	1,305	11,249
Array BioPharma, Inc. †(a)	4,750	34,247
AtriCure, Inc. †	800	19,712
BioCryst Pharmaceuticals, Inc. †	1,562	23,321
BioDelivery Sciences International, Inc. †	2,100	16,716
BioTelemetry, Inc. †	1,700	16,031
Bluebird Bio, Inc. †	271	45,628
Cambrex Corp. †	1,200	52,728
Cantel Medical Corp.	420	22,541
Capital Senior Living Corp. †	432	10,584
Cardiovascular Systems, Inc. †	542	14,336
Catalyst Pharmaceutical, Inc. †	9,282	38,335
Celladon Corp. †(a)	8,589	10,822
Celldex Therapeutics, Inc. †	2,189	55,207
Cellular Biomedicine Group, Inc. †	796	29,858
Cempra, Inc. †	2,029	69,716
Cerus Corp. †(a)	3,201	16,613
Charles River Laboratories International, Inc. †	200	14,068
Chemed Corp.	500	65,550
Chimerix, Inc. †	1,592	73,550
Clovis Oncology, Inc. †(a)	586	51,498
Concert Pharmaceuticals, Inc. †	1,286	19,149
CONMED Corp.	500	29,135
Corcept Therapeutics, Inc. †	1,762	10,590
CorMedix, Inc. †(a)	3,195	12,397
CorVel Corp. †	404	12,936
Cross Country Healthcare, Inc. †	1,400	17,752
CTI BioPharma Corp. †	3,700	7,215
Cyberonics, Inc. †	400	23,784
Cynosure, Inc., Class A †	663	25,579
CytoSorbents Corp. †(a)	1,987	12,200
Depomed, Inc. †(a)	1,967	42,212
DexCom, Inc. †	532	42,549
Dyax Corp. †	4,029	106,768
Eagle Pharmaceuticals, Inc. †	849	68,650
Emergent Biosolutions, Inc. †	500	16,475
Enanta Pharmaceuticals, Inc. †	678	30,503
Endologix, Inc. †	690	10,585

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Health Care - 24.3% (continued)
Ensign Group, Inc./The	1,000	$51,060
Esperion Therapeutics, Inc. †	962	78,653
Exact Sciences Corp. †	2,262	67,272
ExamWorks Group, Inc. †	961	37,575
Five Prime Therapeutics, Inc. †	1,084	26,927
Fluidigm Corp. †	612	14,810
Fonar Corp. †	635	6,715
GenMark Diagnostics, Inc. †(a)	1,549	14,034
Genomic Health, Inc. †(a)	455	12,644
Geron Corp. †(a)	3,240	13,867
Globus Medical, Inc., Class A †	1,094	28,083
Greatbatch, Inc. †	400	21,568
Halozyme Therapeutics, Inc. †(a)	2,633	59,453
HealthStream, Inc. †	397	12,077
Healthways, Inc. †	1,200	14,376
Heska Corp. †	450	13,360
ICU Medical, Inc. †	559	53,474
IGI Laboratories, Inc. †(a)	4,300	27,090
Ignyta, Inc. †	704	10,623
Impax Laboratories, Inc. †	1,600	73,472
Infinity Pharmaceuticals, Inc. †	1,367	14,969
Inogen, Inc. †	987	44,020
Inovio Pharmaceuticals, Inc. †(a)	1,375	11,220
Insmed, Inc. †	690	16,850
Insys Therapeutics, Inc. †(a)	2,237	80,353
Intra-Cellular Therapies, Inc. †	1,019	32,557
Ironwood Pharmaceuticals, Inc. †(a)	1,353	16,317
IsoRay, Inc. †(a)	7,400	10,952
Jazz Pharmaceuticals PLC (Ireland) †	72	12,677
K2M Group Holdings, Inc. †	436	10,473
Kindred Healthcare, Inc.	600	12,174
Kite Pharma, Inc. †	273	16,645
Lannett Co., Inc. †(a)	1,002	59,559
LDR Holding Corp. †	1,228	53,111
Ligand Pharmaceuticals, Inc. †(a)	445	44,900
Lion Biotechnologies, Inc. †	1,205	11,050
MacroGenics, Inc. †	846	32,123
Magellan Health, Inc. †	206	14,434
Medidata Solutions, Inc. †	471	25,585
Merge Healthcare, Inc. †	3,224	15,475
Merrimack Pharmaceuticals, Inc. †(a)	4,895	60,527
MiMedx Group, Inc. †(a)	4,489	52,027
Mirati Therapeutics, Inc. †(a)	419	13,186
Molina Healthcare, Inc. †	800	56,240
Momenta Pharmaceuticals, Inc. †	1,517	34,603
Nanosphere, Inc. †	99	321
Natus Medical, Inc. †	1,478	62,904
Nektar Therapeutics †(a)	909	11,372
Neurocrine Biosciences, Inc. †	1,600	76,416
NewLink Genetics Corp. †	1,247	55,205
Novavax, Inc. †	6,113	68,099
NuVasive, Inc. †	896	42,452
NxStage Medical, Inc. †	1,351	19,299
Omeros Corp. †(a)	2,021	36,358
Omnicell, Inc. †	1,035	39,030
Ophthotech Corp. †	782	40,711
Organovo Holdings, Inc. †	2,400	9,048
Osiris Therapeutics, Inc. †	672	13,077
OvaScience, Inc. †(a)	1,682	48,660
Pacific Biosciences of California, Inc. †	2,694	15,517
PAREXEL International Corp. †	228	14,663
Peregrine Pharmaceuticals, Inc. †(a)	9,591	12,564

	SHARES	VALUE (Note 4)
Health Care - 24.3% (continued)
Pernix Therapeutics Holdings, Inc. †	2,794	$16,540
PharMerica Corp. †	900	29,970
Phibro Animal Health Corp., Class A	644	25,077
Portola Pharmaceuticals, Inc. †	1,096	49,923
POZEN, Inc. †(a)	1,300	13,403
Premier, Inc., Class A †	798	30,691
Prestige Brands Holdings, Inc. †	333	15,398
Progenics Pharmaceuticals, Inc. †(a)	3,435	25,625
Providence Service Corp./The †	400	17,712
PTC Therapeutics, Inc. †	1,298	62,473
Radius Health, Inc. †	246	16,654
RadNet, Inc. †	2,500	16,725
Raptor Pharmaceutical Corp. †(a)	1,845	29,133
Receptos, Inc. †	76	14,444
Regulus Therapeutics, Inc. †(a)	2,656	29,110
Relypsa, Inc. †	1,117	36,961
Repligen Corp. †	1,200	49,524
Retrophin, Inc. †(a)	1,239	41,073
Rockwell Medical, Inc. †(a)	1,724	27,791
RTI Surgical, Inc. †	2,746	17,739
Sagent Pharmaceuticals, Inc. †	600	14,586
Select Medical Holdings Corp.	2,649	42,914
Spectranetics Corp./The †	1,257	28,924
STAAR Surgical Co. †(a)	1,349	13,031
Stereotaxis, Inc. †(a)	277	399
Sucampo Pharmaceuticals, Inc., Class A †	1,300	21,359
Supernus Pharmaceuticals, Inc. †	2,382	40,446
Surgical Care Affiliates, Inc. †	270	10,363
TESARO, Inc. †	1,241	72,958
Tetraphase Pharmaceuticals, Inc. †	1,649	78,229
TG Therapeutics, Inc. †(a)	2,524	41,873
TherapeuticsMD, Inc. †	3,368	26,472
Ultragenyx Pharmaceutical, Inc. †	423	43,311
US Physical Therapy, Inc.	280	15,333
Vascular Solutions, Inc. †	428	14,860
Vital Therapies, Inc. †(a)	668	14,095
Xencor, Inc. †	1,111	24,409
XenoPort, Inc. †	1,877	11,506
Zafgen, Inc. †	307	10,631
Zeltiq Aesthetics, Inc. †	1,862	54,873
ZIOPHARM Oncology, Inc. †(a)	4,738	56,856
ZS Pharma, Inc. †	206	10,792

		5,302,709

Industrials - 9.9%
AAON, Inc.	1,050	23,646
AAR Corp.	688	21,927
Aerojet Rocketdyne Holdings, Inc. †(a)	588	12,119
Aerovironment, Inc. †	800	20,864
Air Transport Services Group, Inc. †	1,277	13,396
Aircastle Ltd.	1,474	33,416
Albany International Corp., Class A	329	13,094
Allegiant Travel Co.	430	76,488
Allied Motion Technologies, Inc. (a)	732	16,441
AMERCO	85	27,787
American Woodmark Corp. †	564	30,935
Apogee Enterprises, Inc.	791	41,638
ARC Document Solutions, Inc. †	1,784	13,576
ARC Group Worldwide, Inc. †	147	779
ArcBest Corp.	1,099	34,948
Argan, Inc.	730	29,441

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Industrials - 9.9% (continued)
Arotech Corp. †(a)	694	$1,673
Astronics Corp. †	515	36,508
Atlas Air Worldwide Holdings, Inc. †	400	21,984
CEB, Inc.	456	39,699
Continental Building Products, Inc. †	1,270	26,911
Covanta Holding Corp.	2,300	48,737
Covenant Transportation Group, Inc., Class A †	1,000	25,060
Curtiss-Wright Corp.	182	13,184
Deluxe Corp.	267	16,554
Douglas Dynamics, Inc.	500	10,740
Ducommun, Inc. †(a)	564	14,478
Dycom Industries, Inc. †	848	49,905
Echo Global Logistics, Inc. †	1,581	51,636
EnerSys (a)	213	14,972
Engility Holdings, Inc.	665	16,731
Enphase Energy, Inc. †(a)	2,698	20,532
EnPro Industries, Inc.	400	22,888
Exponent, Inc.	286	12,807
Federal Signal Corp.	2,000	29,820
G&K Services, Inc., Class A	400	27,656
Gibraltar Industries, Inc. †	704	14,341
Greenbrier Cos., Inc./The (a)	700	32,795
Hawaiian Holdings, Inc. †	1,800	42,750
Healthcare Services Group, Inc. (a)	518	17,120
Heartland Express, Inc.	2,500	50,575
HNI Corp.	700	35,805
Hub Group, Inc., Class A †	700	28,238
Huron Consulting Group, Inc. †	402	28,176
Hyster-Yale Materials Handling, Inc.	348	24,109
Insperity, Inc.	300	15,270
John Bean Technologies Corp.	400	15,036
Kforce, Inc.	539	12,327
Kimball International, Inc., Class B	1,371	16,671
Knight Transportation, Inc.	3,000	80,220
Korn/Ferry International	1,020	35,465
Lydall, Inc. †	699	20,662
Marten Transport Ltd.	800	17,360
Masonite International Corp. †	678	47,535
Meritor, Inc. †	2,600	34,112
Middleby Corp./The †	168	18,855
Mobile Mini, Inc.	427	17,951
Mueller Industries, Inc.	332	11,527
Multi-Color Corp.	444	28,363
NN, Inc.	927	23,657
Nortek, Inc. †	191	15,878
NV5 Holdings, Inc. †	608	14,750
PAM Transportation Services, Inc. †	300	17,415
Park-Ohio Holdings Corp.	324	15,701
Patrick Industries, Inc. †	1,644	62,554
Paylocity Holding Corp. †	1,099	39,399
Plug Power, Inc. †(a)	4,900	12,005
RBC Bearings, Inc. †	181	12,989
Saia, Inc. †	643	25,264
Sparton Corp. †	36	984
Standex International Corp.	200	15,986
Steelcase, Inc., Class A	1,047	19,799
TASER International, Inc. †	1,681	55,994
Tennant Co.	497	32,474
Trex Co., Inc. †	402	19,871
TriNet Group, Inc. †	946	23,981
Tutor Perini Corp. †	900	19,422

	SHARES	VALUE (Note 4)
Industrials - 9.9% (continued)
UniFirst Corp.	100	$11,185
US Ecology, Inc.	349	17,003
VSE Corp.	200	10,702
WageWorks, Inc. †	467	18,890
Werner Enterprises, Inc.	1,200	31,500
West Corp.	1,625	48,913
Willdan Group, Inc. †	1,741	19,464
XPO Logistics, Inc. †	541	24,442

		2,168,455

Information Technology - 18.7%
ACI Worldwide, Inc. †	441	10,835
Advanced Energy Industries, Inc. †	716	19,683
Alliance Fiber Optic Products, Inc.	1,541	28,586
Ambarella, Inc. †(a)	1,312	134,729
Amkor Technology, Inc. †	4,800	28,704
ARRIS Group, Inc. †	436	13,342
Aspen Technology, Inc. †	281	12,800
Autobytel, Inc. †	1,376	22,002
Axcelis Technologies, Inc. †	7,009	20,747
Barracuda Networks, Inc. †(a)	1,359	53,844
Blackbaud, Inc.	610	34,739
Blackhawk Network Holdings, Inc. †	2,316	95,419
BroadSoft, Inc. †	695	24,026
Cabot Microelectronics Corp. †	300	14,133
CACI International, Inc., Class A †	241	19,494
Callidus Software, Inc. †	2,014	31,378
Cardtronics, Inc. †	345	12,782
Cavium, Inc. †	740	50,919
Ciena Corp. †	1,152	27,279
Cirrus Logic, Inc. †	963	32,771
Clearfield, Inc. †(a)	1,561	24,836
comScore, Inc. †	900	47,934
Constant Contact, Inc. †	446	12,827
Cray, Inc. †	1,006	29,687
CTS Corp.	722	13,913
Cypress Semiconductor Corp. †	4,903	57,659
Datalink Corp. †	98	876
Diebold, Inc.	339	11,865
Diodes, Inc. †	696	16,781
Dot Hill Systems Corp. †	3,200	19,584
EarthLink Holdings Corp.	2,523	18,897
Ebix, Inc.	1,032	33,654
eGain Corp. †(a)	326	1,633
Electronics For Imaging, Inc. †	983	42,770
Ellie Mae, Inc. †	1,445	100,847
Endurance International Group Holdings, Inc. †(a)	3,640	75,202
Entegris, Inc. †	1,000	14,570
Envestnet, Inc. †	693	28,018
EPAM Systems, Inc. †	637	45,374
ePlus, Inc. †	190	14,563
Euronet Worldwide, Inc. †	640	39,488
Exar Corp. †	1,200	11,736
ExlService Holdings, Inc. †	374	12,933
Fabrinet (Thailand) †	1,300	24,349
Fair Isaac Corp.	683	62,003
Fairchild Semiconductor International, Inc. †	1,800	31,284
FARO Technologies, Inc. †	279	13,029
Fleetmatics Group PLC (Ireland) †(a)	1,596	74,741
Gigamon, Inc. †	1,126	37,147

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Information Technology - 18.7% (continued)
Glu Mobile, Inc. †	5,554	$34,490
Gogo, Inc. †(a)	1,578	33,817
GTT Communications, Inc. †	439	10,479
Heartland Payment Systems, Inc.	574	31,025
Immersion Corp. †	870	11,023
Imperva, Inc. †	770	52,129
Infinera Corp. †	3,609	75,717
Infoblox, Inc. †(a)	1,023	26,813
Inphi Corp. †	1,286	29,398
Insight Enterprises, Inc. †	700	20,937
Integrated Device Technology, Inc. †	2,282	49,519
InterDigital, Inc.	800	45,512
Intersil Corp., Class A	2,200	27,522
Intralinks Holdings, Inc. †	1,287	15,328
j2 Global, Inc.	800	54,352
Lattice Semiconductor Corp. †	1,900	11,191
Littelfuse, Inc.	300	28,467
LiveDeal, Inc. †(a)	2,624	6,639
LogMeIn, Inc. †	1,111	71,648
M/A-COM Technology Solutions Holdings, Inc. †	1,543	59,020
Manhattan Associates, Inc. †	1,052	62,752
Marchex, Inc., Class B	649	3,213
Mattson Technology, Inc. †	5,468	18,318
MAXIMUS, Inc.	274	18,010
Mentor Graphics Corp.	559	14,774
Mesa Laboratories, Inc. (a)	200	17,780
Methode Electronics, Inc.	1,112	30,524
Microsemi Corp. †	1,200	41,940
MicroStrategy, Inc., Class A †	200	34,016
MKS Instruments, Inc.	500	18,970
Monolithic Power Systems, Inc.	1,143	57,962
Monotype Imaging Holdings, Inc.	488	11,766
NeoPhotonics Corp. †	1,250	11,412
NetScout Systems, Inc. †(a)	776	28,456
Novatel Wireless, Inc. †(a)	4,467	14,518
OmniVision Technologies, Inc. †	1,500	39,292
OSI Systems, Inc. †	155	10,972
Paycom Software, Inc. †	1,477	50,440
Perficient, Inc. †	546	10,505
Pericom Semiconductor Corp.	1,100	14,465
Photronics, Inc. †	1,352	12,858
Plantronics, Inc.	393	22,130
Plexus Corp. †	600	26,328
PMC-Sierra, Inc. †	3,800	32,528
Power Integrations, Inc.	424	19,156
Proofpoint, Inc. †	1,692	107,730
Q2 Holdings, Inc. †	911	25,736
QAD, Inc., Class A	394	10,413
QLogic Corp. †	1,610	22,846
Qorvo, Inc. †	225	18,061
Qualys, Inc. †	2,002	80,781
Rambus, Inc. †	3,205	46,440
RF Industries Ltd. (a)	609	2,588
Rogers Corp. †	300	19,842
Rubicon Project, Inc./The †	1,445	21,617
Ruckus Wireless, Inc. †	1,132	11,705
Sanmina Corp. †	1,891	38,123
Sigma Designs, Inc. †	1,194	14,244
SPS Commerce, Inc. †	383	25,201
Stamps.com, Inc. †	678	49,880
SunEdison Semiconductor Ltd. †	597	10,310

	SHARES	VALUE (Note 4)
Information Technology - 18.7% (continued)
Super Micro Computer, Inc. †	1,470	$43,483
Synaptics, Inc. †	443	38,424
Synchronoss Technologies, Inc. †	968	44,267
SYNNEX Corp.	700	51,233
Take-Two Interactive Software, Inc. †	2,243	61,840
Tech Data Corp. †	434	24,981
Telenav, Inc. †	1,304	10,497
Tessera Technologies, Inc.	1,800	68,364
Textura Corp. †(a)	492	13,692
TTM Technologies, Inc. †	1,385	13,836
Tyler Technologies, Inc. †	137	17,725
Ultimate Software Group, Inc./The †	83	13,640
Universal Display Corp. †	1,034	53,489
VASCO Data Security International, Inc. †(a)	2,417	72,969
Verint Systems, Inc. †	900	54,670
VirnetX Holding Corp. †(a)	80	336
Virtusa Corp. †	479	24,621
WebMD Health Corp. †	472	20,900
Xcerra Corp. †	1,800	13,626
Zendesk, Inc. †	992	22,032
Zhone Technologies, Inc. †	429	961

		4,095,626

Materials - 2.2%
A Schulman, Inc.	500	21,860
Boise Cascade Co. †	1,008	36,973
Calgon Carbon Corp.	582	11,279
Century Aluminum Co. †(a)	1,792	18,690
Chemtura Corp. †	364	10,305
Clearwater Paper Corp. †	200	11,460
Core Molding Technologies, Inc. †	481	10,986
Ferro Corp. †	2,400	40,272
FutureFuel Corp.	1,187	15,277
Headwaters, Inc. †	2,139	38,973
Horsehead Holding Corp. †(a)	1,400	16,408
Innophos Holdings, Inc.	300	15,792
Kaiser Aluminum Corp.	329	27,333
Minerals Technologies, Inc.	800	54,504
PH Glatfelter Co.	528	11,611
Sensient Technologies Corp.	1,100	75,174
Trinseo SA †	395	10,602
US Concrete, Inc. †	1,314	49,787

		477,286

Telecommunication Services - 1.2%
8x8, Inc. †	1,152	10,322
Atlantic Tele-Network, Inc.	181	12,504
Boingo Wireless, Inc. †	1,245	10,284
Cogent Communications Holdings, Inc.	519	17,563
Consolidated Communications Holdings, Inc.	1,600	33,616
Globalstar, Inc. †(a)	8,956	18,897
IDT Corp., Class B	755	13,650
Inteliquent, Inc.	1,436	26,422
Iridium Communications, Inc. †(a)	3,284	29,852
Lumos Networks Corp.	1,574	23,280
RingCentral, Inc., Class A †	572	10,576
Straight Path Communications, Inc., Class B †(a)	1,174	38,495
Vonage Holdings Corp. †	2,700	13,257

		258,718

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Utilities - 2.8%
ALLETE, Inc.	435	$20,180
American States Water Co.	700	26,173
Avista Corp.	2,100	64,365
Chesapeake Utilities Corp.	258	13,893
El Paso Electric Co.	544	18,855
Empire District Electric Co./The	1,300	28,340
Laclede Group, Inc./The	900	46,854
New Jersey Resources Corp.	440	12,122
Northwest Natural Gas Co.	500	21,090
NorthWestern Corp. (a)	1,426	69,517
ONE Gas, Inc.	1,400	59,584
Pattern Energy Group, Inc.	1,010	28,664
PNM Resources, Inc.	2,086	51,316
Portland General Electric Co.	1,417	46,988
Southwest Gas Corp.	400	21,284
WGL Holdings, Inc.	1,400	76,006

		605,231

TOTAL COMMON STOCKS (cost $17,931,956)		21,118,931

EXCHANGE-TRADED FUNDS (ETF) - 1.8%
iShares Russell 2000 ETF (a) (cost $374,436)	3,217	401,675

MONEY MARKET FUNDS - 2.4%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (2)(b) (cost $533,494)	533,494	533,494

RIGHTS - 0.0% (c)

Health Care - 0.0% (c)
BioScrip, Inc., (3)†(d) (cost $—)	757	—

SECURITIES LENDING COLLATERAL - 16.5%

Money Market Funds - 16.5%
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank Dreyfus Treasury Cash Management, 0.010% (2)(b)(e) (cost $3,601,508)	3,601,508	3,601,508

TOTAL INVESTMENTS IN SECURITIES, AT VALUE- 117.4% (cost $22,441,394)		25,655,608

LIABILITIES IN EXCESS OF OTHER ASSETS - (17.4%)		(3,804,136)

NET ASSETS - 100.0%		$21,851,472

All securities are United States companies, unless noted otherwise in parentheses.

†	Non-income producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $3,553,579; cash collateral of $3,601,508 was received with which the Fund purchased a money market fund.
(b)	Represents annualized seven-day yield as of the close of the reporting period.
(c)	Represents less than 0.05% of net assets.
(d)	Security fair valued as of June 30, 2015 using procedures approved by the Board of Trustees. The total value of positions fair valued was $0 or 0.0% of total net assets.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2015 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

COMMON STOCKS - 96.3%	SHARES	VALUE (Note 4)
Australia - 3.9%
Amcor Ltd.	28,362	$299,715
Australia & New Zealand Banking Group Ltd.	2,199	54,573
Brambles Ltd.	11,872	96,848
Commonwealth Bank of Australia	4,542	297,850
Crown Resorts Ltd.	11,649	109,454
CSL Ltd.	2,131	142,066
Insurance Australia Group Ltd.	28,183	121,169
Orora Ltd.	28,362	45,697
Qantas Airways Ltd. †	37,326	90,702
Ramsay Health Care Ltd.	11,496	544,541
Scentre Group REIT	128,107	370,064
Suncorp Group Ltd.	11,005	113,859
Telstra Corp. Ltd.	117,557	556,344

		2,842,882

Austria - 0.2%
ANDRITZ AG	1,169	64,735
voestalpine AG	1,869	77,895

		142,630

Belgium - 2.4%
Anheuser-Busch InBev NV	10,965	1,319,534
bpost SA	1,970	54,175
KBC Groep NV	1,448	97,071
Proximus	5,258	186,065
UCB SA	1,538	110,590

		1,767,435

Canada - 8.6%
Agrium, Inc. (1)	400	42,392
Alimentation Couche-Tard, Inc., Class B (1)	12,723	544,267
Amaya, Inc. (1)†	3,734	102,304
Bank of Montreal (1)	2,500	148,139
BCE, Inc. (1)	3,936	167,209
BlackBerry Ltd. (1)†	5,191	42,434
Brookfield Asset Management, Inc., Class A (1)	12,450	435,002
Canadian Imperial Bank of Commerce (1)	1,300	95,829
Canadian National Railway Co. (1)	7,600	438,476
Canadian Pacific Railway Ltd. (1)	1,997	319,808
Canadian Tire Corp. Ltd., Class A (1)	2,137	228,551
CGI Group, Inc., Class A (1)†	2,369	92,655
CI Financial Corp. (1)	9,647	259,519
Constellation Software, Inc. (1)	1,022	405,740
Dollarama, Inc. (1)	5,644	342,074
Enbridge, Inc. (1)	1,328	62,104
Fortis, Inc. (1)	4,800	134,815
Gildan Activewear, Inc. (1)	9,089	301,924
Hudson’s Bay Co. (1)	1,761	39,126
Jean Coutu Group PJC, Inc./The, Class A (1)	3,300	61,297
Keyera Corp. (1)	2,163	72,215
Loblaw Cos., Ltd. (1)	6,778	342,319
Magna International, Inc. (1)	6,878	386,027
Manulife Financial Corp. (1)	2,352	43,707
Methanex Corp. (1)	1,018	56,825
Metro, Inc. (1)	1,705	45,758
Open Text Corp. (1)	2,458	99,835
Potash Corp of Saskatchewan, Inc. (1)	3,065	94,919
Rogers Communications, Inc., Class B (1)	3,763	133,468
Royal Bank of Canada (1)	3,579	218,866

	SHARES	VALUE (Note 4)
Canada - 8.6% (continued)
Saputo, Inc. (1)	3,000	$72,562
Sun Life Financial, Inc. (1)	7,831	261,451
Toronto-Dominion Bank/The (1)	4,800	203,837
TransCanada Corp. (1)	1,000	40,641

		6,336,095

China - 0.1%
FIH Mobile Ltd.	62,000	37,491

Denmark - 3.1%
AP Moeller - Maersk A/S, Class B	103	186,228
Coloplast A/S, Class B	6,320	414,486
Danske Bank A/S	4,267	125,437
Novo Nordisk A/S, Class B	16,253	891,882
Pandora A/S	2,756	295,730
Tryg A/S	11,965	249,470
Vestas Wind Systems A/S	2,142	106,765

		2,269,998

Finland - 1.0%
Kone OYJ, Class B	885	35,922
Nokia OYJ	37,059	252,630
Sampo OYJ, A Shares	8,956	422,069

		710,621

France - 3.9%
Accor SA	917	46,410
AXA SA	5,749	145,748
Cap Gemini SA	932	82,684
Credit Agricole SA	3,215	48,000
Dassault Systemes	1,762	127,911
Essilor International SA	726	86,975
GDF Suez	14,393	267,974
Hermes International	156	58,247
Iliad SA	718	159,642
L’Oreal SA	1,023	183,036
LVMH Moet Hennessy Louis Vuitton SE	1,566	275,319
Numericable-SFR SAS †	3,502	186,295
Orange SA	23,064	356,439
Peugeot SA †	10,338	213,189
Renault SA	1,693	177,507
Safran SA	1,097	74,551
Sanofi	811	80,232
Unibail-Rodamco SE REIT	362	91,950
Valeo SA	1,196	189,187

		2,851,296

Germany - 6.6%
Allianz SE	2,321	361,962
Bayer AG	9,259	1,296,632
Continental AG	680	161,009
Daimler AG	7,604	692,691
Deutsche Annington Immobilien SE	6,457	182,203
Deutsche Boerse AG	2,808	232,580
Deutsche Telekom AG	37,431	645,322
Fresenius Medical Care AG & Co. KGaA	3,351	277,417
GEA Group AG	2,774	123,756
Hannover Rueck SE	2,177	210,705
Merck KGaA	2,173	216,627
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	264	46,806
ProSiebenSat.1 Media AG	4,809	237,536
ThyssenKrupp AG	6,783	176,456

		4,861,702

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Hong Kong - 5.3%
AIA Group Ltd.	156,600	$1,023,954
BEP International Holdings Ltd. †	160,000	50,587
BOC Hong Kong Holdings Ltd.	93,000	387,071
Brightoil Petroleum Holdings Ltd. †	70,000	36,057
Cathay Pacific Airways Ltd.	24,000	58,966
Cheung Kong Property Holdings Ltd. †	12,000	99,541
CK Hutchison Holdings Ltd.	8,500	124,967
CLP Holdings Ltd.	8,000	67,992
CP Pokphand Co., Ltd.	226,000	34,933
Galaxy Entertainment Group Ltd.	10,000	39,790
Goldin Financial Holdings Ltd. †	94,000	120,880
Guotai Junan International Holdings Ltd.	63,000	40,954
Haitong International Securities Group Ltd.	40,000	36,048
Henderson Land Development Co., Ltd.	16,500	112,793
Heritage International Holdings Ltd. †	246,000	36,751
Hong Kong Exchanges and Clearing Ltd.	14,400	507,378
Hongkong Land Holdings Ltd.	25,400	208,295
KuangChi Science Ltd. †	88,000	34,730
Link REIT/The	26,000	152,150
Melco International Development Ltd.	27,000	38,119
MGM China Holdings Ltd.	22,800	37,229
MTR Corp. Ltd.	19,500	90,725
PCCW Ltd.	75,000	44,734
Power Assets Holdings Ltd.	16,000	145,878
Samsonite International SA	29,100	100,470
Sands China Ltd.	11,200	37,641
Sun Hung Kai Properties Ltd.	4,000	64,731
Value Partners Group Ltd.	20,000	31,500
Wharf Holdings Ltd./The	16,000	106,329
Wheelock & Co., Ltd.	9,000	45,924

		3,917,117

Italy - 1.1%
Enel SpA	9,323	42,255
Finmeccanica SpA †	19,712	247,959
Intesa Sanpaolo SpA	65,019	236,116
Luxottica Group SpA	1,422	94,588
Snam SpA	36,381	173,138

		794,056

Japan - 34.6%
77 Bank Ltd./The	9,000	54,869
Aisin Seiki Co., Ltd.	2,500	106,298
Ajinomoto Co., Inc.	8,000	173,002
Alps Electric Co., Ltd.	8,700	268,304
ANA Holdings, Inc.	27,000	73,206
Asahi Intecc Co., Ltd.	800	54,809
Asics Corp.	2,100	54,250
Astellas Pharma, Inc.	27,400	390,336
Bank of Kyoto Ltd./The	14,000	161,044
Bank of Yokohama Ltd./The	19,000	116,356
Bridgestone Corp.	2,800	103,495
Calbee, Inc.	3,700	155,874
Casio Computer Co., Ltd.	2,500	49,312
Central Japan Railway Co.	2,700	487,227
Chiba Bank Ltd./The	25,000	190,370
Chubu Electric Power Co., Inc.	4,900	73,030
Chugai Pharmaceutical Co., Ltd.	4,700	162,119
COLOPL, Inc.	2,500	50,516
Cosmos Pharmaceutical Corp.	300	40,707
CyberAgent, Inc.	2,400	113,857

	SHARES	VALUE (Note 4)
Japan - 34.6% (continued)
Daicel Corp.	3,400	$43,629
Dai-ichi Life Insurance Co., Ltd./The	8,100	159,064
Daikin Industries Ltd.	1,500	107,833
Daiwa House Industry Co., Ltd.	2,600	60,575
Daiwa House Residential Investment Corp. REIT	2	4,533
DeNA Co., Ltd.	3,900	76,646
Denso Corp.	800	39,803
Dentsu, Inc.	4,000	206,930
Disco Corp.	600	49,601
DMG Mori Co., Ltd.	6,000	115,707
Eisai Co., Ltd.	5,500	368,746
Electric Power Development Co., Ltd.	1,300	45,924
Ezaki Glico Co., Ltd.	2,500	124,157
FANUC Corp.	2,100	429,693
Fast Retailing Co., Ltd.	100	45,347
Fuji Heavy Industries Ltd.	9,100	334,614
FUJIFILM Holdings Corp.	5,600	199,853
Fujitsu Ltd.	32,000	178,795
Fukuoka Financial Group, Inc.	51,000	264,339
Hachijuni Bank Ltd./The	18,000	135,721
Haseko Corp.	18,700	220,269
Hino Motors Ltd.	11,000	135,985
Hiroshima Bank Ltd./The	17,000	101,511
Hokuhoku Financial Group, Inc.	64,000	150,992
Hoshizaki Electric Co., Ltd.	1,300	76,465
Hoya Corp.	9,000	360,448
Japan Airlines Co., Ltd.	6,000	209,097
Japan Airport Terminal Co., Ltd.	3,700	201,375
Japan Hotel REIT Investment Corp.	54	35,935
Japan Logistics Fund, Inc. REIT	22	44,226
JFE Holdings, Inc.	2,100	46,527
JTEKT Corp.	11,400	215,579
Kaken Pharmaceutical Co., Ltd.	5,000	174,557
Kao Corp.	6,600	306,946
Kawasaki Heavy Industries Ltd.	10,000	46,612
KDDI Corp.	15,400	371,632
Keihan Electric Railway Co., Ltd.	23,000	133,937
Keisei Electric Railway Co., Ltd.	8,000	95,115
Kewpie Corp.	3,200	67,754
Keyence Corp.	1,000	538,977
Kikkoman Corp.	4,000	124,894
Koito Manufacturing Co., Ltd.	5,000	194,686
Konica Minolta, Inc.	5,700	66,434
Kose Corp.	1,400	115,140
Kubota Corp.	4,000	63,426
Laox Co., Ltd. †	10,000	38,099
M3, Inc.	5,800	116,588
Mabuchi Motor Co., Ltd.	3,400	215,058
Marui Group Co., Ltd.	8,800	118,893
Mazda Motor Corp.	5,800	113,499
MEIJI Holdings Co., Ltd.	1,500	193,545
Minebea Co., Ltd.	10,000	165,084
MISUMI Group, Inc.	5,600	79,502
Mitsubishi Chemical Holdings Corp.	12,800	80,469
Mitsubishi Electric Corp.	10,000	129,127
Mitsubishi UFJ Financial Group, Inc.	177,100	1,274,140
Mixi, Inc.	2,200	109,148
MonotaRO Co., Ltd.	2,700	118,524
Mori Trust Sogo Reit, Inc. REIT	20	38,813
MS&AD Insurance Group Holdings, Inc.	3,700	115,175
Murata Manufacturing Co., Ltd.	3,300	575,901
Nagoya Railroad Co., Ltd.	13,000	48,608

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Japan - 34.6% (continued)
Nexon Co., Ltd.	9,200	$126,661
NGK Insulators Ltd.	5,000	128,655
Nidec Corp.	2,100	157,159
Nintendo Co., Ltd.	1,900	316,972
Nippon Paint Holdings Co., Ltd.	9,000	253,626
Nippon Shinyaku Co., Ltd.	2,000	61,271
Nippon Telegraph & Telephone Corp.	16,800	608,425
Nishi-Nippon City Bank Ltd./The	49,000	141,179
Nissan Motor Co., Ltd.	16,600	173,419
Nitori Holdings Co., Ltd.	1,800	146,751
Nitto Denko Corp.	3,300	271,004
NOK Corp.	2,200	68,164
NSK Ltd.	5,900	90,973
NTN Corp.	10,000	62,822
Okasan Securities Group, Inc.	13,000	91,318
Olympus Corp.	1,400	48,335
Omron Corp.	3,900	169,409
Ono Pharmaceutical Co., Ltd.	2,200	240,119
Oriental Land Co., Ltd.	3,800	242,399
Panasonic Corp.	21,100	288,990
Pigeon Corp.	4,500	141,718
Rakuten, Inc.	10,400	167,899
Renesas Electronics Corp. †	15,600	111,360
Resorttrust, Inc.	3,300	80,226
Santen Pharmaceutical Co., Ltd.	4,000	56,595
SCREEN Holdings Co., Ltd.	11,000	69,225
Seibu Holdings, Inc.	5,100	118,103
Seiko Epson Corp.	4,200	74,426
Seino Holdings Co., Ltd.	6,000	67,171
Shimadzu Corp.	5,000	67,861
Shimano, Inc.	1,300	177,399
Shimizu Corp.	20,000	168,311
Shin-Etsu Chemical Co., Ltd.	1,000	62,011
Shionogi & Co., Ltd.	6,300	244,145
SMC Corp.	600	180,552
Sohgo Security Services Co., Ltd.	2,100	82,936
Sojitz Corp.	27,500	66,788
Sompo Japan Nipponkoa Holdings, Inc.	8,900	325,885
Sony Corp. †	20,400	579,296
Sotetsu Holdings, Inc.	9,000	46,884
Sumco Corp.	10,200	127,572
Sumitomo Chemical Co., Ltd.	33,000	198,277
Sumitomo Heavy Industries Ltd.	7,000	40,770
Suruga Bank Ltd.	11,000	235,632
Suzuki Motor Corp.	4,800	161,997
Sysmex Corp.	2,500	148,894
Taiyo Nippon Sanso Corp.	11,700	141,590
TDK Corp.	2,500	191,431
Teijin Ltd.	9,000	34,924
Tohoku Electric Power Co., Inc.	13,100	177,367
Tokai Tokyo Financial Holdings, Inc.	13,900	101,035
Tokio Marine Holdings, Inc.	11,200	465,798
Tokyo Electric Power Co., Inc. †	27,300	148,728
Topcon Corp.	3,100	74,694
Toray Industries, Inc.	5,000	42,263
Tosoh Corp.	6,000	37,282
Toyo Seikan Group Holdings Ltd.	3,000	48,130
Toyo Tire & Rubber Co., Ltd.	4,900	103,547
Toyota Boshoku Corp.	4,000	67,408
Toyota Motor Corp.	28,300	1,893,759
Tsuruha Holdings, Inc.	900	70,007
Unicharm Corp.	7,100	168,657
USS Co., Ltd.	4,900	88,372
West Japan Railway Co.	2,100	134,356
Yamaha Corp.	2,600	52,402

	SHARES	VALUE (Note 4)
Japan - 34.6% (continued)
Yamaha Motor Co., Ltd.	4,900	$107,063
Zenkoku Hosho Co., Ltd.	5,100	181,526

		25,319,106

Jordan - 0.1%
Hikma Pharmaceuticals PLC	1,890	57,410

Luxembourg - 0.5%
Altice SA †	2,554	352,349

Netherlands - 1.9%
ASML Holding NV	5,582	580,626
Heineken NV	2,091	158,973
ING Groep NV CVA	38,414	637,879

		1,377,478

Norway - 0.1%
Gjensidige Forsikring ASA	3,155	50,801
Golar LNG Ltd. (3)(a)	70	3,036

		53,837

Portugal - 0.1%
EDP - Energias de Portugal SA	18,666	71,117

Singapore - 0.5%
ComfortDelGro Corp. Ltd.	16,200	37,622
DBS Group Holdings Ltd.	2,900	44,497
Jardine Matheson Holdings Ltd.	3,200	181,415
Mapletree Commercial Trust REIT	1,500	1,631
Super Group Ltd.	102,000	84,014

		349,179

Spain - 1.5%
Abertis Infraestructuras SA	2,967	48,724
EDP Renovaveis SA	6,197	44,081
Ferrovial SA	10,815	234,971
Gas Natural SDG SA	4,011	91,079
Iberdrola SA	49,748	335,876
Inditex SA	11,607	378,589

		1,133,320

Sweden - 2.9%
Assa Abloy AB, Class B	13,497	254,092
Atlas Copco AB, A Shares	9,439	264,087
Electrolux AB, Series B	4,582	143,568
Hennes & Mauritz AB, B Shares	3,205	123,356
ICA Gruppen AB	3,756	133,255
Investment AB Kinnevik, B Shares	4,637	146,668
Investor AB, B Shares	4,857	181,097
Skandinaviska Enskilda Banken AB, Class A	9,336	119,420
Skanska AB, B Shares	16,212	328,521
Svenska Handelsbanken AB, A Shares	9,726	141,983
Telefonaktiebolaget LM Ericsson, B Shares	17,992	187,389
Trelleborg AB, B Shares	6,703	123,957

		2,147,393

Switzerland - 5.0%
Actelion Ltd. †	2,690	393,955
EMS-Chemie Holding AG	460	194,347
Givaudan SA †	377	652,702
Novartis AG	16,028	1,576,522
Partners Group Holding AG	1,371	409,775
Swisscom AG	455	255,003
Zurich Insurance Group AG †	532	161,957

		3,644,261

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
United Kingdom - 11.5%
ARM Holdings PLC	11,962	$195,745
Ashtead Group PLC	2,587	44,586
ASOS PLC †	898	54,749
Associated British Foods PLC	10,237	461,302
AstraZeneca PLC	7,819	494,867
Barclays PLC	13,606	55,766
Barratt Developments PLC	28,853	278,297
Booker Group PLC	21,103	55,798
British American Tobacco PLC	6,831	367,798
Bunzl PLC	3,162	86,258
Capita PLC	4,384	85,184
Compass Group PLC	4,990	82,530
Diageo PLC	1,887	54,647
Direct Line Insurance Group PLC	31,918	168,483
Dixons Carphone PLC	16,286	115,808
Experian PLC	1,929	35,085
Fiat Chrysler Automobiles NV †	12,619	185,123
HSBC Holdings PLC	10,509	94,102
Imperial Tobacco Group PLC	8,407	404,900
Inmarsat PLC	3,289	47,281
International Consolidated Airlines Group SA †	23,466	182,357
ITV PLC	75,735	313,349
Kingfisher PLC	13,199	71,994
Legal & General Group PLC	45,149	176,535
London Stock Exchange Group PLC	1,581	58,814
Marks & Spencer Group PLC	6,251	52,733
National Grid PLC	39,004	502,014
Next PLC	1,489	174,275
Pearson PLC	4,138	78,351
Persimmon PLC †	2,819	87,462
Provident Financial PLC	2,445	112,411
Prudential PLC	20,491	493,824
Reckitt Benckiser Group PLC	500	43,117
Reed Elsevier NV	27,670	658,150
SABMiller PLC	11,437	593,013
Shire PLC	6,046	485,794
Smith & Nephew PLC	3,009	50,904
Sports Direct International PLC †	6,364	71,753
SSE PLC	1,950	47,046
Taylor Wimpey PLC	70,618	205,942
Unilever NV CVA	10,464	437,491
United Utilities Group PLC	6,524	91,378
Whitbread PLC	1,309	101,695

		8,458,711

United States - 1.4%
Valeant Pharmaceuticals International, Inc. (1)†	4,503	998,916

TOTAL COMMON STOCKS (cost $66,693,667)		70,494,400

EXCHANGE-TRADED FUNDS (ETF) - 2.3%

United States - 2.3%
iShares MSCI EAFE ETF (1)
(cost $1,702,748)	26,763	1,699,183

MONEY MARKET FUNDS - 1.1%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (b)
(cost $827,026)	827,026	827,026

VALUE (Note 4)
TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 99.7% (cost $69,223,441)	$73,020,609

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	236,103

NET ASSETS - 100.0%	$73,256,712

†	Non-income producing security.
(a)	Security fair valued as of June 30, 2015 using procedures approved by the Board of Trustees. The total value of positions fair valued was $3,036 or 0.0% of total net assets.
(b)	Represents annualized seven-day yield as of the close of the reporting period.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

CVA - Dutch Certificate of Shares

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$14,109,523	19.3%
Consumer Staples	7,080,417	9.7
Energy	214,052	0.3
Exchange- Traded Funds	1,699,183	2.3
Financials	15,553,956	21.2
Health Care	10,546,776	14.4
Industrials	8,514,082	11.6
Information Technology	5,548,925	7.6
Materials	2,935,413	4.0
Telecommunication Services	3,531,564	4.8
Utilities	2,459,692	3.4
Money Market Funds	827,026	1.1

Total Investments In Securities, At Value	73,020,609	99.7
Other Assets in Excess of Liabilities	236,103	0.3

Net Assets	$73,256,712	100.0%

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2015 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

COMMON STOCKS - 94.6%	SHARES	VALUE (Note 4)
Consumer Discretionary - 11.8%
Amazon.com, Inc. †	2,912	$1,264,070
Apollo Education Group, Inc. †	1,500	19,320
AutoZone, Inc. †	1,660	1,107,054
Bed Bath & Beyond, Inc. †	4,128	284,749
Big Lots, Inc.	10,277	462,362
Chipotle Mexican Grill, Inc. †	1,659	1,003,678
Dollar Tree, Inc. †	13,270	1,048,197
Domino’s Pizza, Inc.	7,900	895,860
Expedia, Inc.	4,827	527,832
Gap, Inc./The	900	34,353
Home Depot, Inc./The	10,775	1,197,426
Lowe’s Cos., Inc.	9,400	629,518
Madison Square Garden Co./The, Class A †	2,300	192,027
McDonald’s Corp.	23,751	2,258,008
NIKE, Inc., Class B	10,758	1,162,079
O’Reilly Automotive, Inc. †	4,649	1,050,581
Panera Bread Co., Class A †	2,624	458,597
Priceline Group, Inc./The †	389	447,883
Scripps Networks Interactive, Inc., Class A	6,510	425,559
Starbucks Corp.	21,420	1,148,433
Target Corp.	7,408	604,715
Time Warner, Inc.	2,875	251,304
TJX Cos., Inc./The	9,240	611,411
Tractor Supply Co.	839	75,460
TripAdvisor, Inc. †	3,407	296,886
Tupperware Brands Corp.	1,559	100,618
Viacom, Inc., Class B	2,713	175,368
Walt Disney Co./The	8,000	913,120
Williams-Sonoma, Inc.	4,324	355,736
Yum! Brands, Inc.	14,363	1,293,819

		20,296,023

Consumer Staples - 20.4%
Altria Group, Inc.	44,024	2,153,214
Archer-Daniels-Midland Co.	8,366	403,409
Brown-Forman Corp., Class B	5,402	541,172
Church & Dwight Co., Inc.	15,271	1,238,936
Clorox Co./The	7,279	757,162
Coca-Cola Co./The	32,767	1,285,449
Colgate-Palmolive Co.	37,141	2,429,393
Costco Wholesale Corp.	14,923	2,015,500
CVS Health Corp.	12,019	1,260,553
Dr Pepper Snapple Group, Inc.	5,100	371,790
Estee Lauder Cos., Inc./The, Class A	15,456	1,339,417
General Mills, Inc.	13,854	771,945
Hershey Co./The	9,751	866,181
Hormel Foods Corp.	11,749	662,291
Kellogg Co.	1,576	98,815
Kimberly-Clark Corp.	17,839	1,890,399
Kroger Co./The	14,701	1,065,970
McCormick & Co., Inc.	11,780	953,591
Mead Johnson Nutrition Co.	4,823	435,131
Monster Beverage Corp. †	8,803	1,179,778
PepsiCo, Inc.	26,238	2,449,055
Philip Morris International, Inc.	21,857	1,752,276
Procter & Gamble Co./The	31,179	2,439,445
Reynolds American, Inc.	32,134	2,399,124
Sysco Corp.	33,344	1,203,718

	SHARES	VALUE (Note 4)
Consumer Staples - 20.4% (continued)
Walgreens Boots Alliance, Inc.	8,655	$730,828
Wal-Mart Stores, Inc.	33,888	2,403,676

		35,098,218

Energy - 0.4%
Exxon Mobil Corp.	7,732	643,302

Financials - 14.3%
ACE Ltd. (Switzerland)	6,764	687,763
Alleghany Corp. †	800	375,008
American Express Co.	2,815	218,782
Aon PLC (United Kingdom)	9,700	966,896
Arch Capital Group Ltd. †	7,930	530,993
Bank of Hawaii Corp.	18,263	1,217,777
BB&T Corp.	3,286	132,459
Chubb Corp./The	19,014	1,808,992
Commerce Bancshares, Inc.	6,515	304,706
Cullen/Frost Bankers, Inc.	7,749	608,916
Everest Re Group Ltd.	7,870	1,432,419
M&T Bank Corp.	11,117	1,388,847
Markel Corp. †	2,100	1,681,428
Marsh & McLennan Cos., Inc.	17,803	1,009,430
Mercury General Corp.	6,966	387,658
New York Community Bancorp, Inc.	76,278	1,401,990
Northern Trust Corp.	8,674	663,214
People’s United Financial, Inc.	74,716	1,211,146
PNC Financial Services Group, Inc./The	7,900	755,635
ProAssurance Corp.	717	33,133
Progressive Corp./The	31,400	873,862
RenaissanceRe Holdings Ltd.	9,300	944,043
Signature Bank †	2,300	336,697
Travelers Cos., Inc./The	16,543	1,599,046
US Bancorp	39,516	1,714,994
Wells Fargo & Co.	38,900	2,187,736

		24,473,570

Health Care - 15.7%
Abbott Laboratories	14,902	731,390
AbbVie, Inc.	16,789	1,128,053
Aetna, Inc.	13,432	1,712,043
Alexion Pharmaceuticals, Inc. †	5,107	923,192
AmerisourceBergen Corp.	10,001	1,063,506
Amgen, Inc.	786	120,667
Anthem, Inc.	3,200	525,248
Baxter International, Inc.	9,229	645,384
Becton Dickinson and Co.	3,902	552,718
Biogen, Inc. †	300	121,182
Bristol-Myers Squibb Co.	23,257	1,547,521
Cardinal Health, Inc.	4,424	370,068
Celgene Corp. †	286	33,100
Centene Corp. †	6,900	554,760
Cerner Corp. †	1,797	124,101
CR Bard, Inc.	5,104	871,253
Edwards Lifesciences Corp. †	5,469	778,950
Eli Lilly & Co.	29,178	2,436,071
Express Scripts Holding Co. †	1,500	133,410
Health Net, Inc. †	8,300	532,196
Henry Schein, Inc. †	2,671	379,603
Humana, Inc.	3,782	723,421
IDEXX Laboratories, Inc. †	1,566	100,443
Intuitive Surgical, Inc. †	634	307,173
Johnson & Johnson	25,020	2,438,449

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

	SHARES	VALUE (Note 4)
Health Care - 15.7% (continued)
Laboratory Corp of America Holdings †	4,244	$514,458
McKesson Corp.	2,261	508,295
Medtronic PLC (Ireland)	217	16,080
Merck & Co., Inc.	19,985	1,137,746
Mettler-Toledo International, Inc. †	1,200	409,752
Pfizer, Inc.	46,470	1,558,139
Sirona Dental Systems, Inc. †	1,246	125,123
Stryker Corp.	17,409	1,663,778
UnitedHealth Group, Inc.	17,378	2,120,116
Zimmer Biomet Holdings, Inc.	1,077	117,641

		27,025,030

Industrials - 9.3%
3M Co.	15,481	2,388,718
Boeing Co./The	900	124,848
CH Robinson Worldwide, Inc.	1,600	99,824
Cintas Corp.	4,682	396,050
Covanta Holding Corp.	25,037	530,534
Danaher Corp.	5,049	432,144
Emerson Electric Co.	5,176	286,906
Equifax, Inc.	3,815	370,398
Fastenal Co.	4,600	194,028
FedEx Corp.	3,300	562,320
General Dynamics Corp.	2,685	380,438
General Electric Co.	7,600	201,932
Honeywell International, Inc.	3,169	323,143
Landstar System, Inc.	2,425	162,160
Lockheed Martin Corp.	5,300	985,270
Northrop Grumman Corp.	3,747	594,387
Raytheon Co.	6,945	664,498
Republic Services, Inc.	19,794	775,331
Rockwell Collins, Inc.	2,530	233,645
Stericycle, Inc. †	16,806	2,250,491
Union Pacific Corp.	4,600	438,702
United Parcel Service, Inc., Class B	11,473	1,111,848
United Technologies Corp.	6,331	702,298
Waste Connections, Inc.	4,300	202,616
Waste Management, Inc.	34,990	1,621,787

		16,034,316

Information Technology - 10.6%
Accenture PLC, Class A (Ireland)	10,600	1,025,868
Advanced Micro Devices, Inc. †	119,564	286,954
Amdocs Ltd.	500	27,295
Apple, Inc.	3,819	478,998
Autodesk, Inc. †	5,391	269,954
Automatic Data Processing, Inc.	17,029	1,366,237
eBay, Inc. †	545	32,831
F5 Networks, Inc. †	4,918	591,881
FactSet Research Systems, Inc.	7,520	1,222,075
Gartner, Inc. †	9,200	789,176
Google, Inc., Class A †	1,473	795,479
Intel Corp.	19,388	589,686
International Business Machines Corp.	9,557	1,554,542
Intuit, Inc.	15,513	1,563,245
Jack Henry & Associates, Inc.	1,800	116,460
Linear Technology Corp.	16,666	737,137
MasterCard, Inc., Class A	10,175	951,159
Microsoft Corp.	25,465	1,124,280
NetApp, Inc.	10,928	344,888
Oracle Corp.	1,755	70,726
Palo Alto Networks, Inc. †	2,771	484,094
Paychex, Inc.	30,150	1,413,432

	SHARES	VALUE (Note 4)
Information Technology - 10.6% (continued)
QUALCOMM, Inc.	700	$43,841
Splunk, Inc. †	1,155	80,411
Texas Instruments, Inc.	3,934	202,640
Visa, Inc., Class A	28,596	1,920,221
VMware, Inc., Class A †	330	28,294

		18,111,804

Materials - 1.1%
EI du Pont de Nemours & Co.	954	61,008
International Flavors & Fragrances, Inc.	1,127	123,170
PPG Industries, Inc.	5,000	573,600
Praxair, Inc.	626	74,838
Sherwin-Williams Co./The	3,670	1,009,324

		1,841,940

Telecommunication Services - 2.6%
AT&T, Inc.	58,664	2,083,745
Verizon Communications, Inc. (NYSE)	51,923	2,420,131

		4,503,876

Utilities - 8.4%
AGL Resources, Inc.	7,400	344,544
American Electric Power Co., Inc.	15,879	841,111
American Water Works Co., Inc.	20,801	1,011,553
Aqua America, Inc.	13,249	324,468
Atmos Energy Corp.	11,600	594,848
Consolidated Edison, Inc.	12,218	707,178
Dominion Resources, Inc.	15,626	1,044,911
DTE Energy Co.	3,510	261,986
Duke Energy Corp.	15,796	1,115,514
NextEra Energy, Inc.	10,575	1,036,667
NiSource, Inc.	1,721	78,460
PG&E Corp.	600	29,460
Pinnacle West Capital Corp.	3,094	176,018
Public Service Enterprise Group, Inc.	41,321	1,623,089
Questar Corp.	21,355	446,533
Sempra Energy	12,921	1,278,404
Southern Co./The	40,337	1,690,120
UGI Corp.	1,112	38,308
Vectren Corp.	27,300	1,050,504
WEC Energy Group, Inc.	7,466	335,746
Xcel Energy, Inc.	14,091	453,448

		14,482,870

TOTAL COMMON STOCKS (cost $133,362,275)		162,510,949

MONEY MARKET FUNDS - 5.0%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (2)(a)
(cost $8,525,357)	8,525,357	8,525,357

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 99.6% (cost $141,887,632)		171,036,306

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4% (b)		745,621

NET ASSETS - 100.0%		$171,781,927

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

All securities are United States companies, unless noted otherwise in parentheses.

†	Non-income producing security.
(a)	Represents annualized seven-day yield as of the close of the reporting period.
(b)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

NYSE - New York Stock Exchange

Open futures contracts outstanding at June 30, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
65	Goldman Sachs	S&P 500 E-Mini Futures	9/2015	$6,833,315	$6,676,800	$(156,515)

Collateral pledged to, or (received from), each counterparty at June 30, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Goldman Sachs
Cash	$—	$469,086	$469,086

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2015 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

COMMON STOCKS - 94.5%	SHARES	VALUE (Note 4)
Australia - 16.4%
AGL Energy Ltd.	35,574	$426,137
Amcor Ltd.	12,922	136,553
APA Group	20,729	131,661
ASX Ltd.	2,877	88,480
Aurizon Holdings Ltd.	22,743	89,842
Australia & New Zealand Banking Group Ltd.	3,415	84,751
Boral Ltd.	14,636	65,933
Brambles Ltd.	40,110	327,206
Caltex Australia Ltd.	8,514	209,003
Coca-Cola Amatil Ltd.	13,025	91,878
Cochlear Ltd.	2,349	145,165
Commonwealth Bank of Australia	1,776	116,465
Crown Resorts Ltd.	2,043	19,196
CSL Ltd.	2,708	180,533
Flight Centre Travel Group Ltd.	4,566	120,007
Incitec Pivot Ltd.	17,862	52,956
Insurance Australia Group Ltd.	35,624	153,161
Medibank Pvt Ltd. †	107,992	167,335
National Australia Bank Ltd.	3,694	94,877
Newcrest Mining Ltd. †	6,161	62,036
Orica Ltd.	4,865	79,858
Ramsay Health Care Ltd.	5,526	261,755
Sonic Healthcare Ltd.	14,967	246,457
Suncorp Group Ltd.	8,268	85,541
Sydney Airport	18,501	70,992
Tatts Group Ltd.	72,906	209,040
Telstra Corp. Ltd.	107,674	509,572
Transurban Group	20,147	144,446
Wesfarmers Ltd.	15,701	472,178
Westpac Banking Corp.	2,508	62,053
Woodside Petroleum Ltd.	5,279	139,295
Woolworths Ltd.	24,016	499,035
WorleyParsons Ltd.	12,526	100,569

		5,643,966

Belgium - 1.3%
Delhaize Group	2,487	202,286
Proximus	6,096	215,719
Umicore SA	954	45,302

		463,307

Canada - 16.5%
Agnico Eagle Mines Ltd. (1)	5,543	157,370
Agrium, Inc. (1)	1,300	137,775
Alimentation Couche-Tard, Inc., Class B (1)	9,091	388,897
ARC Resources Ltd. (1)	3,338	57,192
Bank of Montreal (1)	3,003	177,944
Bank of Nova Scotia/The (1)	4,080	210,599
Barrick Gold Corp. (1)	9,337	99,799
BCE, Inc. (1)	11,533	489,945
Canadian Imperial Bank of Commerce (1)	3,183	234,635
Canadian National Railway Co. (1)	3,265	188,371
Canadian Natural Resources Ltd. (1)	500	13,571
Canadian Oil Sands Ltd. (1)	1,700	13,747
Canadian Tire Corp. Ltd., Class A (1)	588	62,886
Dollarama, Inc. (1)	4,800	290,921
Eldorado Gold Corp. (1)	44,612	185,020
Enbridge, Inc. (1)	1,142	53,406
Enerplus Corp. (1)	1,600	14,040

	SHARES	VALUE (Note 4)
Canada - 16.5% (continued)
Fairfax Financial Holdings Ltd. (1)	100	$49,310
Fortis, Inc. (1)	700	19,660
Franco-Nevada Corp. (1)	2,587	123,385
Goldcorp, Inc. (1)	6,347	103,005
Husky Energy, Inc. (1)	5,900	112,851
Imperial Oil Ltd. (1)	7,787	300,819
Intact Financial Corp. (1)	3,904	271,280
Keyera Corp. (1)	1,228	40,999
Loblaw Cos., Ltd. (1)	2,096	105,857
Metro, Inc. (1)	9,822	263,598
National Bank of Canada (1)	5,046	189,558
Potash Corp of Saskatchewan, Inc. (1)	2,340	72,467
Power Financial Corp. (1)	2,730	78,403
Rogers Communications, Inc., Class B (1)	4,737	168,014
Royal Bank of Canada (1)	4,402	269,195
Saputo, Inc. (1)	3,300	79,818
Shaw Communications, Inc., Class B (1)	4,406	95,951
Silver Wheaton Corp. (1)	9,452	163,840
Toronto-Dominion Bank/The (1)	5,898	250,464
TransCanada Corp. (1)	1,197	48,647
Vermilion Energy, Inc. (1)	700	30,236
Yamana Gold, Inc. (1)	15,953	48,025

		5,661,500

Denmark - 1.5%
Coloplast A/S, Class B	3,086	202,390
DSV A/S	2,449	79,301
Novo Nordisk A/S, Class B	4,374	240,023
Novozymes A/S, B Shares	140	6,651

		528,365

Finland - 0.5%
Fortum OYJ	4,716	83,779
Kone OYJ, Class B	1,603	65,066
Sampo OYJ, A Shares	796	37,513

		186,358

France - 4.2%
Air Liquide SA	37	4,695
Atos SE	474	35,419
Cie Generale des Etablissements Michelin	282	29,673
Danone SA	4,618	299,128
Dassault Systemes	2,643	191,867
Essilor International SA	289	34,622
Iliad SA	455	101,166
L’Oreal SA	1,386	247,985
Pernod Ricard SA	898	103,811
Sanofi	751	74,296
SCOR SE	2,005	70,900
SES SA FDR	361	12,136
Sodexo SA	910	86,630
TOTAL SA	3,147	154,363

		1,446,691

Germany - 2.5%
adidas AG	610	46,674
Bayer AG	871	121,975
Beiersdorf AG	3,124	261,761
Deutsche Post AG	1,190	34,771
E.ON SE	782	10,428

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

	SHARES	VALUE (Note 4)
Germany - 2.5% (continued)
Fresenius Medical Care AG & Co. KGaA	1,716	$142,061
Hannover Rueck SE	529	51,200
HUGO BOSS AG	510	57,016
Merck KGaA	458	45,658
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	102	18,084
SAP SE	1,098	76,944

		866,572

Hong Kong - 5.1%
BOC Hong Kong Holdings Ltd.	21,500	89,484
CLP Holdings Ltd.	33,500	284,718
Hang Seng Bank Ltd.	14,700	287,105
Hong Kong & China Gas Co., Ltd.	118,459	248,214
MGM China Holdings Ltd.	11,200	18,288
MTR Corp. Ltd.	52,500	244,260
Power Assets Holdings Ltd.	49,000	446,753
SJM Holdings Ltd.	133,000	143,807

		1,762,629

Italy - 0.6%
Eni SpA	575	10,213
Luxottica Group SpA	2,742	182,392

		192,605

Japan - 17.1%
Ajinomoto Co., Inc.	1,000	21,625
Asahi Group Holdings Ltd.	1,400	44,461
Astellas Pharma, Inc.	13,000	185,196
Bandai Namco Holdings, Inc.	7,500	144,934
Bridgestone Corp.	400	14,785
Brother Industries Ltd.	6,600	93,367
Calbee, Inc.	3,700	155,874
Canon, Inc.	5,700	184,899
Chugai Pharmaceutical Co., Ltd.	4,800	165,568
COLOPL, Inc.	5,800	117,198
Dai Nippon Printing Co., Ltd.	1,000	10,319
Daihatsu Motor Co., Ltd.	1,700	24,196
Dentsu, Inc.	300	15,520
Eisai Co., Ltd.	2,100	140,794
FamilyMart Co., Ltd.	3,300	151,751
Fuji Heavy Industries Ltd.	600	22,062
GungHo Online Entertainment, Inc.	70,600	274,745
Hitachi Metals Ltd.	1,000	15,373
Hoya Corp.	2,500	100,124
Inpex Corp.	4,000	45,404
ITOCHU Corp.	1,300	17,169
Japan Airlines Co., Ltd.	5,900	205,612
Japan Tobacco, Inc.	1,800	63,989
JX Holdings, Inc.	21,800	93,988
Kakaku.com, Inc.	900	13,022
Kao Corp.	4,300	199,980
Konica Minolta, Inc.	4,300	50,117
Kuraray Co., Ltd.	1,300	15,880
Lawson, Inc.	900	61,588
Mitsubishi Motors Corp.	5,300	45,071
Mitsubishi Tanabe Pharma Corp.	300	4,495
Nexon Co., Ltd.	9,400	129,415
NH Foods Ltd.	1,000	22,805
Nippon Express Co., Ltd.	12,000	58,961
Nippon Telegraph & Telephone Corp.	200	7,243
Nissin Foods Holdings Co., Ltd.	2,900	127,058

	SHARES	VALUE (Note 4)
Japan - 17.1% (continued)
Nitori Holdings Co., Ltd.	3,800	$309,808
Nitto Denko Corp.	1,100	90,335
Nomura Research Institute Ltd.	1,700	66,477
NTT DOCOMO, Inc.	3,500	67,195
Omron Corp.	900	39,094
Ono Pharmaceutical Co., Ltd.	800	87,316
Osaka Gas Co., Ltd.	56,000	221,021
Otsuka Corp.	600	28,009
Otsuka Holdings Co., Ltd.	8,300	264,465
Recruit Holdings Co., Ltd.	7,800	237,855
Sanrio Co., Ltd.	1,200	32,605
Santen Pharmaceutical Co., Ltd.	6,500	91,967
Secom Co., Ltd.	600	38,979
Seven & I Holdings Co., Ltd.	800	34,341
Shimamura Co., Ltd.	2,700	283,471
Shin-Etsu Chemical Co., Ltd.	800	49,609
Shiseido Co., Ltd.	600	13,609
Sumitomo Dainippon Pharma Co., Ltd.	1,100	12,122
Suzuki Motor Corp.	400	13,500
Sysmex Corp.	800	47,646
Takeda Pharmaceutical Co., Ltd.	1,000	48,269
Tokyo Gas Co., Ltd.	46,000	244,199
Toyo Suisan Kaisha Ltd.	5,000	182,184
Trend Micro, Inc.	3,200	109,461
Unicharm Corp.	1,200	28,505
West Japan Railway Co.	700	44,785
Yamato Holdings Co., Ltd.	7,200	139,217

		5,870,632

Netherlands - 1.0%
Koninklijke Ahold NV	16,757	314,573
Randstad Holding NV	201	13,079

		327,652

Norway - 1.2%
Orkla ASA	5,852	45,915
Statoil ASA	5,809	103,882
Telenor ASA	11,356	248,979
Yara International ASA	330	17,196

		415,972

Singapore - 3.7%
DBS Group Holdings Ltd.	9,000	138,093
Genting Singapore PLC	87,600	58,161
Golden Agri-Resources Ltd.	139,000	42,324
Keppel Corp. Ltd.	17,500	106,665
Oversea-Chinese Banking Corp. Ltd.	34,100	257,522
Singapore Telecommunications Ltd.	162,400	506,805
United Overseas Bank Ltd.	9,300	159,113

		1,268,683

Spain - 1.0%
Enagas SA	1,116	30,380
Gas Natural SDG SA	621	14,101
Iberdrola SA	12,590	85,002
Inditex SA	4,730	154,280
Telefonica SA	3,067	43,691

		327,454

Sweden - 3.5%
Boliden AB	4,866	88,711
Elekta AB, B Shares	3,700	23,202
Hennes & Mauritz AB, B Shares	8,294	319,226
ICA Gruppen AB	3,047	108,101

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

	SHARES	VALUE (Note 4)
Sweden - 3.5% (continued)
Svenska Cellulosa AB SCA, Class B	3,372	$85,744
Swedish Match AB	6,532	185,709
Tele2 AB, B Shares	11,168	130,055
TeliaSonera AB	46,084	271,607

		1,212,355

Switzerland - 5.2%
Kuehne + Nagel International AG	2,322	308,323
Nestle SA	4,807	346,828
Novartis AG	3,246	319,278
Roche Holding AG	701	196,555
SGS SA	71	129,475
Swiss Re AG	2,641	233,789
Swisscom AG	229	128,342
Zurich Insurance Group AG †	385	117,205

		1,779,795

United Kingdom - 12.8%
Admiral Group PLC	2,778	60,533
Aggreko PLC	1,226	27,692
Associated British Foods PLC	6,170	278,034
AstraZeneca PLC	3,425	216,769
BP PLC	15,556	103,240
British American Tobacco PLC	2,943	158,458
BT Group PLC	27,999	198,271
Burberry Group PLC	2,556	63,057
Centrica PLC	66,140	274,447
Compass Group PLC	11,100	183,585
Diageo PLC	926	26,817
easyJet PLC	547	13,297
Experian PLC	561	10,204
GlaxoSmithKline PLC	4,957	103,066
HSBC Holdings PLC	21,247	190,254
Imperial Tobacco Group PLC	2,019	97,239
J Sainsbury PLC	42,531	177,045
Marks & Spencer Group PLC	4,636	39,109
National Grid PLC	20,399	262,552
Next PLC	481	56,297
Pearson PLC	795	15,053
Reckitt Benckiser Group PLC	3,113	268,447
Royal Dutch Shell PLC, A Shares	4,281	121,042
Royal Mail PLC	32,792	265,107
SABMiller PLC	623	32,303
Sage Group PLC/The	3,363	27,071
Shire PLC	288	23,141
Sky PLC	13,247	215,762
Smith & Nephew PLC	14,510	245,470
SSE PLC	9,272	223,696
Tate & Lyle PLC	5,428	44,316
Unilever NV CVA	4,882	204,112
United Utilities Group PLC	2,762	38,686
Whitbread PLC	1,298	100,841
WM Morrison Supermarkets PLC	19,883	56,443

		4,421,456

United States - 0.4%
Thomson Reuters Corp. (1)	3,338	127,106

TOTAL COMMON STOCKS (cost $31,595,047)		32,503,098

	SHARES	VALUE (Note 4)
PREFERRED STOCKS - 0.5%

Germany - 0.5%
Henkel AG & Co. KGaA
(cost $133,153)	1,444	$162,040

EXCHANGE-TRADED FUNDS (ETF) - 4.2%

United States - 4.2%
iShares MSCI EAFE ETF (1)
(cost $1,437,649)	22,902	1,454,048

MONEY MARKET FUNDS - 1.0%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (a)
(cost $361,178)	361,178	361,178

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 100.2%
(cost $33,527,027)		34,480,364

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2%)		(62,569)

NET ASSETS - 100.0%		$34,417,795

†	Non-income producing security.
(a)	Represents annualized seven-day yield as of the close of the reporting period.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

CVA - Dutch Certificate of Shares

FDR - Fiduciary Depositary Receipt

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$3,613,048	10.5%
Consumer Staples	6,758,453	19.7
Energy	1,766,506	5.1
Exchange-Traded Funds	1,454,048	4.2
Financials	4,294,846	12.6
Health Care	3,970,375	11.5
Industrials	2,870,994	8.3
Information Technology	1,437,104	4.2
Materials	1,821,774	5.3
Telecommunication Services	3,086,603	9.0
Utilities	3,045,435	8.8
Money Market Funds	361,178	1.0

Total Investments In Securities, At Value	34,480,364	100.2
Liabilities in Excess of Other Assets	(62,569)	(0.2)

Net Assets	$34,417,795	100.0%

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2015 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

COMMON STOCKS - 97.1%	SHARES	VALUE (Note 4)
Brazil - 8.0%
Ambev SA ADR (1)	68,019	$414,916
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros (1)	32,000	120,627
BRF SA (1)	9,400	198,576
Cia Brasileira de Distribuicao ADR (1)	2,375	56,216
Cia Energetica de Minas Gerais ADR (1)	10,193	38,835
Cielo SA (1)	2,536	35,743
Localiza Rent a Car SA (1)	15,110	149,151
Natura Cosmeticos SA (1)	17,100	151,470
Odontoprev SA (1)	131,100	454,555
Qualicorp SA (1)	1,500	9,509
Telefonica Brasil SA ADR (1)	3,051	42,500
TOTVS SA (1)	8,100	101,605
Tractebel Energia SA (1)	31,200	343,099
Ultrapar Participacoes SA ADR (1)	11,660	245,093
WEG SA (1)	34,580	211,878

		2,573,773

Chile - 7.7%
Banco de Chile (1)	4,224,783	463,072
Banco Santander Chile ADR (1)	8,450	171,112
Empresa Nacional de Electricidad SA ADR (1)(a)	11,129	461,297
Empresas COPEC SA (1)	42,702	453,509
Enersis SA ADR (1)	29,235	462,790
SACI Falabella (1)	64,598	451,345

		2,463,125

China - 1.2%
ANTA Sports Products Ltd.	54,000	130,912
CRRC Corp. Ltd. †	61,000	93,586
ZHuzhou CSR Times Electric Co., Ltd., H Shares	22,500	168,188

		392,686

Hong Kong - 1.2%
Belle International Holdings Ltd.	19,000	21,879
Guangdong Investment Ltd.	118,000	165,123
Sino Biopharmaceutical Ltd.	160,000	185,499

		372,501

India - 1.1%
Dr. Reddy’s Laboratories Ltd. ADR (1)(a)	4,106	227,144
Infosys Ltd. ADR (1)(a)	8,264	130,984

		358,128

Indonesia - 5.1%
Bank Central Asia Tbk PT	119,600	120,782
Indofood Sukses Makmur Tbk PT	118,700	58,409
Kalbe Farma Tbk PT	3,816,900	478,815
Perusahaan Gas Negara Persero Tbk PT	844,700	272,845
Semen Indonesia Persero Tbk PT	508,400	456,698
Telekomunikasi Indonesia Persero Tbk PT ADR (1)	5,544	240,554

		1,628,103

Korea, Republic of - 12.1%
Amorepacific Corp.	785	293,559
Cheil Worldwide, Inc. †	9,226	142,823
Coway Co., Ltd.	2,050	167,841

	SHARES	VALUE (Note 4)
Korea, Republic of - 12.1% (continued)
Dongbu Insurance Co., Ltd.	9,553	$483,073
Hyundai Glovis Co., Ltd.	1,097	198,345
Hyundai Marine & Fire Insurance Co., Ltd.	8,172	215,866
Kangwon Land, Inc.	6,617	219,264
KEPCO Plant Service & Engineering Co., Ltd.	1,227	129,760
Kia Motors Corp.	10,577	429,109
KT&G Corp.	439	37,311
LG Chem Ltd.	458	114,219
LG Household & Health Care Ltd.	201	139,332
S-1 Corp.	5,607	394,195
Samsung Electronics Co., Ltd. GDR	575	326,819
Samsung Fire & Marine Insurance Co., Ltd.	1,433	377,597
Samsung Life Insurance Co., Ltd.	2,063	198,774
SK Hynix, Inc.	601	22,779

		3,890,666

Malaysia - 14.3%
AMMB Holdings Bhd	120,200	191,905
Axiata Group Bhd	271,500	460,354
Dialog Group Bhd	188,600	79,397
DiGi.Com Bhd	319,800	453,897
IHH Healthcare Bhd †	209,200	313,616
IJM Corp. Bhd	7,900	13,654
IOI Corp. Bhd	125,000	134,443
Malayan Banking Bhd	144,300	349,409
Maxis Bhd	253,100	426,757
Petronas Gas Bhd	81,900	461,329
Public Bank Bhd	88,900	440,971
Sime Darby Bhd	154,900	349,724
Telekom Malaysia Bhd	254,600	440,474
Tenaga Nasional Bhd	134,500	450,560

		4,566,490

Mexico - 9.1%
Arca Continental SAB de CV (1)	78,300	444,867
Coca-Cola Femsa SAB de CV ADR (1)	2,897	230,167
Genomma Lab Internacional SAB de CV, Class B (1)†	36,400	36,244
Gentera SAB de CV (1)(a)	139,000	246,207
Gruma SAB de CV, Class B (1)	36,000	462,600
Grupo Aeroportuario del Pacifico SAB de CV ADR (1)	6,670	456,828
Grupo Financiero Inbursa SAB de CV, Class O (1)	35,200	79,772
Kimberly-Clark de Mexico SAB de CV, Class A (1)	130,700	282,064
Promotora y Operadora de Infraestructura SAB de CV (1)†	20,900	223,900
Wal-Mart de Mexico SAB de CV (1)	185,500	451,195

		2,913,844

Poland - 5.6%
Bank Pekao SA	9,918	474,605
Bank Zachodni WBK SA †	1,404	127,347
Orange Polska SA	120,107	260,127
PGE Polska Grupa Energetyczna SA	92,671	454,465
Powszechna Kasa Oszczednosci Bank Polski SA	1,563	12,923
Powszechny Zaklad Ubezpieczen SA	4,007	461,069

		1,790,536

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

	SHARES	VALUE (Note 4)
South Africa - 15.2%
Bidvest Group Ltd./The	19,015	$481,141
FirstRand Ltd.	41,745	182,894
Mr Price Group Ltd.	23,619	486,149
Nedbank Group Ltd.	5,788	114,936
Netcare Ltd.	152,795	480,717
RMB Holdings Ltd.	88,311	482,258
Sasol Ltd. ADR (1)(a)	1,486	55,071
Shoprite Holdings Ltd.	33,704	480,416
SPAR Group Ltd./The	23,835	371,563
Standard Bank Group Ltd.	22,776	299,718
Telkom SA SOC Ltd. †	38,538	203,084
Tiger Brands Ltd.	14,269	332,868
Truworths International Ltd.	66,894	470,734
Vodacom Group Ltd.	36,581	417,169

		4,858,718

Taiwan - 11.8%
Advantech Co., Ltd.	25,000	171,659
Asustek Computer, Inc.	34,000	331,125
Cheng Shin Rubber Industry Co., Ltd.	16,000	35,425
China Steel Corp.	104,359	83,368
Chunghwa Telecom Co., Ltd. ADR (1)(a)	18,511	590,871
Far EasTone Telecommunications Co., Ltd.	202,000	488,280
First Financial Holding Co., Ltd.	15,000	9,189
Hon Hai Precision Industry Co., Ltd.	38,600	121,296
HTC Corp. †	29,000	67,537
Inotera Memories, Inc. †	14,000	11,149
Kinsus Interconnect Technology Corp.	65,000	178,112
Lite-On Technology Corp.	30,716	36,037
MediaTek, Inc.	9,000	123,026
Mega Financial Holding Co., Ltd.	148,000	133,308
Pegatron Corp.	8,000	23,408
President Chain Store Corp.	68,000	478,070
Realtek Semiconductor Corp.	62,442	160,026
Taiwan Mobile Co., Ltd.	108,000	360,621
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (1)	2,895	65,745
Uni-President Enterprises Corp.	169,397	300,394

		3,768,646

Thailand - 2.8%
Advanced Info Service PCL NVDR	55,600	393,999
Bangkok Dusit Medical Services PCL NVDR	50,000	29,120
BTS Group Holdings PCL NVDR	950,800	281,140
Siam Cement PCL/The NVDR	13,000	199,686

		903,945

Turkey - 1.9%
BIM Birlesik Magazalar AS	13,048	233,657
Eregli Demir ve Celik Fabrikalari TAS	19,919	32,226
Turk Telekomunikasyon AS	127,627	335,294

		601,177

TOTAL COMMON STOCKS (cost $31,552,024)		31,082,338

	SHARES	VALUE (Note 4)
PREFERRED STOCKS - 0.3%

Brazil - 0.3%
Cia Energetica de Sao Paulo, Series B (1)
(cost $151,410)	15,800	$99,655

MONEY MARKET FUNDS - 3.3%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (b)
(cost $1,057,845)	1,057,845	1,057,845

SECURITIES LENDING COLLATERAL - 3.4%

Money Market Funds - 3.4%
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank
Dreyfus Treasury Cash Management, Class I, 0.010% (b)(c)
(cost $1,091,964)	1,091,964	1,091,964

TOTAL INVESTMENTS IN SECURITIES, AT VALUE -104.1% (cost $33,853,243)		33,331,802

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.1%) (d)		(1,319,644)

NET ASSETS - 100.0%		$32,012,158

†	Non-income producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $1,144,244; cash collateral of $1,091,964 was received with which the Fund purchased a money market fund.
(b)	Represents annualized seven-day yield as of the close of the reporting period.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(d)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$2,555,479	8.0%
Consumer Staples	5,552,094	17.3
Energy	753,673	2.4
Financials	5,757,414	17.9
Health Care	2,215,219	6.9
Industrials	3,230,887	10.1
Information Technology	1,907,050	6.0
Materials	886,198	2.8
Telecommunication Services	5,113,982	16.0
Utilities	3,209,997	10.0
Money Market Funds	1,057,845	3.3
Securities Lending Collateral	1,091,964	3.4

Total Investments In Securities, At Value	33,331,802	104.1
Liabilities in Excess of Other Assets (d)	(1,319,644)	(4.1)

Net Assets	$32,012,158	100.0%

Open futures contracts outstanding at June 30, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
25	J.P. Morgan	E-Mini MSCI Emerging Markets Index Futures	9/2015	$1,232,739	$1,199,250	$(33,489)

Collateral pledged to, or (received from), each counterparty at June 30, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
J.P. Morgan
Cash	$—	$133,995	$133,995

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2015 (Unaudited)

AQR GLOBAL EQUITY FUND

COMMON STOCKS - 85.1%	SHARES	VALUE (Note 4)
Australia - 1.5%
Asciano Ltd.	52,264	$267,814
ASX Ltd.	1,555	47,823
Australia & New Zealand Banking Group Ltd.	27,640	685,946
BHP Billiton Ltd.	25,910	528,533
Caltex Australia Ltd.	3,486	85,575
Computershare Ltd.	3,819	34,396
Dexus Property Group REIT	6,812	38,331
Federation Centres REIT	25,640	57,693
Flight Centre Travel Group Ltd.	4,652	122,268
Goodman Group REIT	14,552	70,281
GPT Group/The REIT (Escrow) (3)†(a)	96,388	—
GPT Group/The REIT	14,949	49,282
Harvey Norman Holdings Ltd.	38,061	132,164
Lend Lease Group	95,886	1,108,658
Macquarie Group Ltd.	8,110	508,135
Mirvac Group REIT	30,051	42,813
National Australia Bank Ltd.	18,772	482,141
Newcrest Mining Ltd. †	6,113	61,553
Scentre Group REIT	45,297	130,850
Stockland REIT	18,057	57,019
Telstra Corp. Ltd.	35,604	168,498
Westfield Corp. REIT	15,829	111,179
Woodside Petroleum Ltd.	5,091	134,334

		4,925,286

Belgium - 0.7%
Delhaize Group	6,790	552,280
Proximus	43,687	1,545,950
Umicore SA	2,481	117,814

		2,216,044

Canada - 2.1%
Alimentation Couche-Tard, Inc., Class B (1)	7,800	333,670
Bank of Montreal (1)	5,180	306,943
Bank of Nova Scotia/The (1)	3,199	165,124
BlackBerry Ltd. (1)†	15,669	128,087
Brookfield Asset Management, Inc., Class A (1)	7,203	251,672
Cameco Corp. (1)	8,289	118,594
Canadian Imperial Bank of Commerce (1)	5,300	390,689
Canadian National Railway Co. (1)	3,800	219,238
Canadian Natural Resources Ltd. (1)	14,300	388,126
Canadian Pacific Railway Ltd. (1)	1,200	192,173
Canadian Tire Corp. Ltd., Class A (1)	1,100	117,644
Constellation Software, Inc. (1)	872	346,189
Crescent Point Energy Corp. (1)	3,000	61,561
Dollarama, Inc. (1)	8,200	496,990
Fairfax Financial Holdings Ltd. (1)	1,300	641,028
Great-West Lifeco, Inc. (1)	2,245	65,355
Magna International, Inc. (1)	11,868	666,090
Manulife Financial Corp. (1)	17,400	323,342
National Bank of Canada (1)	3,800	142,751
Power Corp. of Canada (1)	2,746	70,222
RioCan Real Estate Investment Trust REIT (1)	2,100	45,010
Royal Bank of Canada (1)	5,424	331,693
Suncor Energy, Inc. (1)	38,982	1,073,644
Toronto-Dominion Bank/The (1)	7,124	302,528

		7,178,363

	SHARES	VALUE (Note 4)
Denmark - 0.9%
Novo Nordisk A/S, Class B	20,278	$1,112,753
Pandora A/S	15,631	1,677,272
Vestas Wind Systems A/S	2,026	100,983

		2,891,008

Finland - 0.5%
Nokia OYJ	31,442	214,339
Orion OYJ, Class B	30,438	1,066,194
UPM-Kymmene OYJ	25,037	443,052

		1,723,585

France - 3.4%
Airbus Group SE	8,285	539,663
Cie Generale des Etablissements Michelin	6,074	639,130
CNP Assurances	19,110	319,839
Klepierre REIT	1,740	76,716
Lagardere SCA	6,968	203,890
Natixis SA	49,761	359,143
Orange SA	29,526	456,305
Peugeot SA †	150,658	3,106,846
Sanofi	16,387	1,621,165
SCOR SE	6,788	240,034
Societe BIC SA	1,842	293,813
Societe Generale SA	14,280	670,072
Thales SA	6,355	383,976
TOTAL SA	12,094	593,222
Unibail-Rodamco SE REIT	1,072	272,293
Valeo SA	3,454	546,364
Vivendi SA	46,150	1,170,207

		11,492,678

Germany - 2.8%
Allianz SE	5,912	921,983
Continental AG	608	143,961
Daimler AG	18,380	1,674,338
Deutsche Boerse AG	1,565	129,625
Deutsche Post AG	22,041	644,023
Fresenius SE & Co. KGaA	5,283	339,203
Hannover Rueck SE	8,719	843,883
Infineon Technologies AG	9,616	119,331
K+S AG	12,989	547,718
Merck KGaA	5,096	508,021
METRO AG	24,780	782,655
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,761	666,804
OSRAM Licht AG	24,501	1,172,146
ProSiebenSat.1 Media AG	11,409	563,538
Siemens AG	2,417	244,531
TUI AG	11,631	188,193

		9,489,953

Hong Kong - 0.9%
AIA Group Ltd.	28,800	188,313
ASM Pacific Technology Ltd.	1,882	18,625
Cheung Kong Infrastructure Holdings Ltd.	4,749	36,864
Cheung Kong Property Holdings Ltd. †	30,201	250,521
CK Hutchison Holdings Ltd.	30,201	444,015
First Pacific Co., Ltd.	18,000	15,173

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 4)
Hong Kong - 0.9% (continued)
Hong Kong Exchanges and Clearing Ltd.	9,069	$319,542
Kerry Properties Ltd.	108,500	425,300
Li & Fung Ltd.	152,000	120,501
Link REIT/The	18,829	110,186
New World Development Co., Ltd.	108,000	141,118
NWS Holdings Ltd.	12,500	18,069
PCCW Ltd.	32,406	19,329
Sino Land Co., Ltd.	104,000	173,588
Swire Pacific Ltd., Class A	5,318	66,778
Techtronic Industries Co., Ltd.	42,000	137,324
Wheelock & Co., Ltd.	26,000	132,669
Yue Yuen Industrial Holdings Ltd.	70,123	234,555

		2,852,470

Italy - 1.4%
Assicurazioni Generali SpA	10,295	185,555
Atlantia SpA	11,543	285,203
Banco Popolare SC †	25,902	426,492
Eni SpA	44,409	788,776
Finmeccanica SpA †	57,083	718,053
Mediobanca SpA	16,365	160,453
Pirelli & C. SpA	61,320	1,034,907
Prysmian SpA	15,366	332,157
Snam SpA	55,186	262,631
UniCredit SpA	57,305	385,140

		4,579,367

Japan - 7.6%
Aeon Mall Co., Ltd.	1,100	20,598
Asahi Kasei Corp.	44,000	360,914
Astellas Pharma, Inc.	34,700	494,331
Bandai Namco Holdings, Inc.	13,400	258,949
Brother Industries Ltd.	30,300	428,641
Canon, Inc.	5,245	170,139
Central Japan Railway Co.	3,200	577,455
Daicel Corp.	11,900	152,703
Daito Trust Construction Co., Ltd.	686	70,998
Daiwa House Industry Co., Ltd.	4,151	96,710
Daiwa Securities Group, Inc.	13,000	97,249
East Japan Railway Co.	2,512	225,827
Fuji Heavy Industries Ltd.	26,333	968,285
FUJIFILM Holdings Corp.	32,144	1,147,156
Fujitsu Ltd.	59,115	330,296
Hakuhodo DY Holdings, Inc.	35,000	374,305
Hitachi High-Technologies Corp.	5,158	145,001
Hoya Corp.	22,206	889,344
Hulic Co., Ltd.	2,600	23,042
Japan Airlines Co., Ltd.	48,400	1,686,712
Japan Real Estate Investment Corp. REIT	10	45,383
Japan Retail Fund Investment Corp. REIT	19	37,994
Japan Tobacco, Inc.	9,400	334,163
JTEKT Corp.	11,488	217,243
Kamigumi Co., Ltd.	10,000	93,869
Kao Corp.	1,900	88,363
Kobe Steel Ltd.	104,759	176,248
Koito Manufacturing Co., Ltd.	12,400	482,821
Konica Minolta, Inc.	71,800	836,840
Mabuchi Motor Co., Ltd.	2,200	139,155
Medipal Holdings Corp.	6,200	100,983
MEIJI Holdings Co., Ltd.	2,500	322,575

	SHARES	VALUE (Note 4)
Japan - 7.6% (continued)
Mitsubishi Chemical Holdings Corp.	24,000	$150,879
Mitsubishi Electric Corp.	36,000	464,857
Mitsubishi Estate Co., Ltd.	9,764	210,298
Mitsubishi Motors Corp.	18,800	159,876
Mitsubishi Tanabe Pharma Corp.	9,200	137,833
Mitsubishi UFJ Financial Group, Inc.	105,449	758,649
Mitsui Fudosan Co., Ltd.	7,598	212,614
Mixi, Inc.	1,800	89,303
Murata Manufacturing Co., Ltd.	600	104,709
Nexon Co., Ltd.	6,600	90,866
NH Foods Ltd.	9,097	207,454
NHK Spring Co., Ltd.	21,800	240,026
Nippon Building Fund, Inc. REIT	12	52,518
Nippon Prologis REIT, Inc. REIT	15	27,602
Nippon Telegraph & Telephone Corp.	6,896	249,744
Nippon Yusen KK	119,000	331,303
Nitto Denko Corp.	3,100	254,579
NOK Corp.	12,600	390,396
Nomura Holdings, Inc.	28,700	193,778
Nomura Real Estate Holdings, Inc.	1,700	35,681
Omron Corp.	10,631	461,792
ORIX Corp.	12,290	182,500
Otsuka Corp.	6,600	308,099
Otsuka Holdings Co., Ltd.	9,500	302,700
Panasonic Corp.	61,800	846,426
Resona Holdings, Inc.	109,600	597,773
Santen Pharmaceutical Co., Ltd.	24,500	346,644
Secom Co., Ltd.	1,400	90,952
Seiko Epson Corp.	22,800	404,026
Sekisui Chemical Co., Ltd.	28,000	343,729
Sekisui House Ltd.	5,000	79,405
Seven & I Holdings Co., Ltd.	2,830	121,480
Shimamura Co., Ltd.	2,600	272,972
Shionogi & Co., Ltd.	12,700	492,166
Sony Corp. †	4,900	139,145
Sumitomo Heavy Industries Ltd.	177,000	1,030,909
Sumitomo Mitsui Financial Group, Inc.	8,849	393,950
Sumitomo Realty & Development Co., Ltd.	3,624	127,010
Suzuken Co., Ltd.	7,700	246,346
Suzuki Motor Corp.	12,100	408,369
Takashimaya Co., Ltd.	18,000	163,159
TDK Corp.	11,500	880,584
Tokyo Electric Power Co., Inc. †	59,270	322,897
Tokyo Tatemono Co., Ltd.	2,000	27,759
Tokyu Corp.	15,000	100,390
Tokyu Fudosan Holdings Corp.	5,000	38,536
Toyo Suisan Kaisha Ltd.	4,000	145,747
Toyoda Gosei Co., Ltd.	6,400	154,267
Toyota Motor Corp.	3,500	234,211
United Urban Investment Corp. REIT	12	16,946
West Japan Railway Co.	2,000	127,958
Yamaha Corp.	6,600	133,020
Yamaha Motor Co., Ltd.	6,700	146,393

		25,445,517

Netherlands - 1.2%
ASML Holding NV	2,938	305,603
Boskalis Westminster NV	13,053	640,741
Delta Lloyd NV	54,761	898,602
ING Groep NV CVA	34,347	570,345
Koninklijke Ahold NV	36,709	689,126
Wolters Kluwer NV	31,647	941,934

		4,046,351

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 4)
Singapore - 0.1%
Ascendas Real Estate Investment Trust REIT	16,478	$30,084
CapitaLand Commercial Trust REIT	16,000	18,518
CapitaLand Mall Trust REIT	19,494	31,095
Sembcorp Industries Ltd.	7,777	22,446
Singapore Exchange Ltd.	6,967	40,472
Singapore Technologies Engineering Ltd.	12,103	29,633
United Overseas Bank Ltd.	15,201	260,074
UOL Group Ltd.	3,340	17,144

		449,466

South Africa - 0.0% (b)
Investec PLC	16,447	147,776

Spain - 1.0%
Banco Bilbao Vizcaya Argentaria SA	8,835	87,060
Banco Santander SA	175,643	1,235,476
Iberdrola SA	248,640	1,678,705
Telefonica SA	15,597	222,186

		3,223,427

Sweden - 1.7%
Boliden AB	16,053	292,657
Electrolux AB, Series B	56,975	1,785,206
Hennes & Mauritz AB, B Shares	3,364	129,476
Husqvarna AB, B Shares	120,631	908,671
Investment AB Kinnevik, B Shares	2,409	76,196
Investor AB, B Shares	3,849	143,513
Skandinaviska Enskilda Banken AB, Class A	41,856	535,394
Swedish Match AB	30,908	878,734
Tele2 AB, B Shares	22,832	265,887
Telefonaktiebolaget LM Ericsson, B Shares	34,123	355,396
TeliaSonera AB	34,247	201,843

		5,572,973

Switzerland - 2.6%
ABB Ltd. †	17,869	374,505
Actelion Ltd. †	835	122,287
Baloise Holding AG	1,693	206,429
Lonza Group AG †	2,413	322,534
Nestle SA	11,709	844,812
Novartis AG	14,848	1,460,456
Roche Holding AG	5,827	1,633,841
Sika AG	107	377,377
Swiss Life Holding AG †	7,315	1,674,995
Swiss Re AG	11,436	1,012,346
Syngenta AG	787	321,113
Zurich Insurance Group AG †	592	180,222

		8,530,917

United Kingdom - 6.7%
3i Group PLC	16,669	135,255
Aon PLC (1)	1,180	117,622
AstraZeneca PLC	11,156	706,066
Aviva PLC	15,730	121,835
Barclays PLC	353,271	1,447,934
BG Group PLC	29,060	483,989
BP PLC	157,263	1,043,704
British Land Co. PLC/The REIT	13,261	165,180

	SHARES	VALUE (Note 4)
United Kingdom - 6.7% (continued)
BT Group PLC	267,814	$1,896,483
Croda International PLC	2,864	123,837
Delphi Automotive PLC (1)	9,626	819,076
Direct Line Insurance Group PLC	138,741	732,353
Dixons Carphone PLC	61,718	438,870
GlaxoSmithKline PLC	24,172	502,583
Hammerson PLC REIT	10,329	99,823
HSBC Holdings PLC	29,211	261,567
ICAP PLC	16,897	140,549
Imperial Tobacco Group PLC	23,515	1,132,535
International Consolidated Airlines Group SA †	18,439	143,852
ITV PLC	213,482	883,268
Kingfisher PLC	181,194	988,321
Land Securities Group PLC REIT	8,648	163,526
Lloyds Banking Group PLC	156,323	209,817
Melrose Industries PLC	35,159	136,654
Next PLC	6,744	789,331
Persimmon PLC †	46,031	1,428,156
Randgold Resources Ltd.	1,514	101,554
Reckitt Benckiser Group PLC	8,186	705,914
Reed Elsevier NV	47,265	1,124,231
Rio Tinto PLC	10,392	427,454
Royal Bank of Scotland Group PLC †	109,905	607,721
Royal Dutch Shell PLC, A Shares	31,097	879,242
Royal Dutch Shell PLC, B Shares	19,975	568,699
Schroders PLC	1,029	51,344
Shire PLC	5,403	434,129
Standard Chartered PLC	8,937	143,121
Travis Perkins PLC	31,010	1,027,044
Tullow Oil PLC	14,217	75,980
Unilever PLC	10,377	445,580
Vodafone Group PLC	168,874	616,035

		22,320,234

United States - 50.0%
3M Co. (1)	5,300	817,790
AbbVie, Inc. (1)	6,867	461,394
Aetna, Inc. (1)	16,400	2,090,344
Allstate Corp./The (1)	27,146	1,760,961
Altria Group, Inc. (1)	25,045	1,224,951
American Airlines Group, Inc. (1)	18,609	743,150
American Electric Power Co., Inc. (1)	18,200	964,054
American Tower Corp. REIT (1)	4,100	382,489
AmerisourceBergen Corp. (1)	10,133	1,077,543
Amgen, Inc. (1)	13,661	2,097,237
Annaly Capital Management, Inc. REIT (1)	14,918	137,096
Anthem, Inc. (1)	15,300	2,511,342
Apple, Inc. (1)	52,696	6,609,396
Applied Materials, Inc. (1)	18,397	353,590
Archer-Daniels-Midland Co. (1)	37,900	1,827,538
Arrow Electronics, Inc. (1)†	7,445	415,431
Ashland, Inc. (1)	686	83,623
Assurant, Inc. (1)	8,700	582,900
AvalonBay Communities, Inc. REIT (1)	1,311	209,590
Avery Dennison Corp. (1)	11,000	670,340
Avnet, Inc. (1)	4,913	201,973
Baker Hughes, Inc. (1)	3,500	215,950
Bank of New York Mellon Corp./The (1)	10,400	436,488

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 4)
United States - 50.0% (continued)
Berkshire Hathaway, Inc., Class B (1)†	8,550	$1,163,740
Best Buy Co., Inc. (1)	44,600	1,454,406
Biogen, Inc. (1)†	6,300	2,544,822
BioMarin Pharmaceutical, Inc. (1)†	2,600	355,628
Boston Properties, Inc. REIT (1)	2,763	334,433
Bristol-Myers Squibb Co. (1)	4,059	270,086
Broadcom Corp., Class A (1)	4,664	240,149
Bunge Ltd. (1)	3,100	272,180
Capital One Financial Corp. (1)	4,000	351,880
Cardinal Health, Inc. (1)	15,758	1,318,157
Catamaran Corp. (1)†	1,600	97,781
Celgene Corp. (1)†	9,600	1,111,056
CF Industries Holdings, Inc. (1)	8,056	517,840
Cigna Corp. (1)	7,000	1,134,000
Cintas Corp. (1)	1,062	89,835
Cisco Systems, Inc. (1)	35,300	969,338
Citigroup, Inc. (1)	2,110	116,556
Citrix Systems, Inc. (1)†	2,703	189,642
Coca-Cola Co./The (1)	31,760	1,245,945
Cognizant Technology Solutions Corp., Class A (1)†	5,200	317,668
Comcast Corp., Class A (1)	13,500	811,890
Comerica, Inc. (1)	36,057	1,850,445
Corning, Inc. (1)	23,563	464,898
Crown Castle International Corp. REIT (1)	4,000	321,200
CSX Corp. (1)	18,000	587,700
Cummins, Inc. (1)	2,000	262,380
CVS Health Corp. (1)	30,100	3,156,888
Danaher Corp. (1)	7,100	607,689
Darden Restaurants, Inc. (1)	14,626	1,039,616
Delta Air Lines, Inc. (1)	13,300	546,364
Dick’s Sporting Goods, Inc. (1)	15,402	797,362
DIRECTV (1)†	4,369	405,399
Discover Financial Services (1)	2,468	142,206
Dollar General Corp. (1)	8,800	684,112
Dow Chemical Co./The (1)	25,200	1,289,484
Dr Pepper Snapple Group, Inc. (1)	4,000	291,600
DTE Energy Co. (1)	8,800	656,832
Duke Energy Corp. (1)	5,600	395,472
Dun & Bradstreet Corp./The (1)	1,100	134,200
Edison International (1)	10,456	581,144
Edwards Lifesciences Corp. (1)†	12,200	1,737,646
Electronic Arts, Inc. (1)†	25,629	1,704,328
Eli Lilly & Co. (1)	1,049	87,581
EMC Corp. (1)	6,000	158,340
Equity Residential REIT (1)	3,548	248,963
Everest Re Group Ltd. (1)	482	87,729
Exxon Mobil Corp. (1)	18,181	1,512,659
Facebook, Inc., Class A (1)†	4,900	420,248
FedEx Corp. (1)	6,400	1,090,560
Fidelity National Information Services, Inc. (1)	15,800	976,440
Fifth Third Bancorp (1)	73,818	1,536,891
Fiserv, Inc. (1)†	5,100	422,433
Flextronics International Ltd. (1)†	136,909	1,548,441
Gap, Inc./The (1)	16,100	614,537
General Dynamics Corp. (1)	12,600	1,785,294
General Motors Co. (1)	13,096	436,490
Gilead Sciences, Inc. (1)	28,800	3,371,904
Goldman Sachs Group, Inc./The (1)	1,938	404,635
Google, Inc., Class A (1)†	769	415,291

	SHARES	VALUE (Note 4)
United States - 50.0% (continued)
Google, Inc., Class C (1)†	2,208	$1,149,286
Hartford Financial Services Group, Inc./The (1)	3,028	125,874
HCA Holdings, Inc. (1)†	3,873	351,359
HCP, Inc. REIT (1)	4,772	174,035
Health Care REIT, Inc. (1)	3,000	196,890
Hewlett-Packard Co. (1)	70,398	2,112,644
HollyFrontier Corp. (1)	8,163	348,478
Home Depot, Inc./The (1)	19,100	2,122,583
Honeywell International, Inc. (1)	4,100	418,077
Hormel Foods Corp. (1)	14,200	800,454
Host Hotels & Resorts, Inc. REIT (1)	9,300	184,419
Humana, Inc. (1)	436	83,398
Huntington Bancshares, Inc. (1)	75,234	850,897
Incyte Corp. (1)†	1,509	157,253
Intel Corp. (1)	60,964	1,854,220
International Business Machines Corp. (1)	4,223	686,913
International Paper Co. (1)	3,300	157,047
Interpublic Group of Cos., Inc./The (1)	29,446	567,424
Johnson & Johnson (1)	28,316	2,759,677
JPMorgan Chase & Co. (1)	18,300	1,240,008
KeyCorp (1)	133,336	2,002,707
Kimberly-Clark Corp. (1)	12,263	1,299,510
Kimco Realty Corp. REIT (1)	6,500	146,510
Kraft Foods Group, Inc. (1)	5,100	434,214
Kroger Co./The (1)	14,610	1,059,371
L Brands, Inc. (1)	6,300	540,099
L-3 Communications Holdings, Inc. (1)	5,900	668,942
Lincoln National Corp. (1)	11,896	704,481
Lockheed Martin Corp. (1)	4,400	817,960
Lowe’s Cos., Inc. (1)	23,469	1,571,719
LyondellBasell Industries NV, Class A (1)	21,500	2,225,680
Manpowergroup, Inc. (1)	6,821	609,661
Marathon Petroleum Corp. (1)	47,600	2,489,956
Marvell Technology Group Ltd. (1)	127,952	1,687,047
McKesson Corp. (1)	2,500	562,025
Medivation, Inc. (1)†	13,059	1,491,338
Merck & Co., Inc. (1)	51,261	2,918,289
Mettler-Toledo International, Inc. (1)†	500	170,730
Micron Technology, Inc. (1)†	21,824	411,164
Microsoft Corp. (1)	69,650	3,075,047
Mondelez International, Inc., Class A (1)	16,200	666,468
Monster Beverage Corp. (1)†	7,293	977,408
Morgan Stanley (1)	16,410	636,544
Navient Corp. (1)	14,400	262,224
NetApp, Inc. (1)	15,100	476,556
Netflix, Inc. (1)†	261	171,461
Newmont Mining Corp. (1)	5,161	120,561
NIKE, Inc., Class B (1)	7,698	831,538
Northrop Grumman Corp. (1)	13,379	2,122,311
NVIDIA Corp. (1)	37,732	758,791
Oracle Corp. (1)	15,100	608,530
PartnerRe Ltd. (1)	401	51,528
PepsiCo, Inc. (1)	12,272	1,145,468
Pfizer, Inc. (1)	85,094	2,853,202
Philip Morris International, Inc. (1)	12,900	1,034,193
Phillips 66 (1)	10,100	813,656
PNC Financial Services Group, Inc./The (1)	11,900	1,138,235
PPG Industries, Inc. (1)	1,650	189,288

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 4)
United States - 50.0% (continued)
Procter & Gamble Co./The (1)	10,208	$798,674
Prologis, Inc. REIT (1)	5,080	188,468
Public Service Enterprise Group, Inc. (1)	26,600	1,044,848
Public Storage REIT (1)	1,569	289,277
PulteGroup, Inc. (1)	5,184	104,458
Quintiles Transnational Holdings, Inc. (1)†	15,026	1,091,038
Rackspace Hosting, Inc. (1)†	25,100	933,469
Ralph Lauren Corp. (1)	6,300	833,868
Raytheon Co. (1)	9,767	934,507
Regions Financial Corp. (1)	17,648	182,833
Rock-Tenn Co., Class A (1)	1,740	104,748
Ross Stores, Inc. (1)	16,490	801,579
Royal Caribbean Cruises Ltd. (1)	1,206	94,900
Simon Property Group, Inc. REIT (1)	3,242	560,931
Skyworks Solutions, Inc. (1)	11,600	1,207,560
Southwest Airlines Co. (1)	59,399	1,965,513
Staples, Inc. (1)	41,521	635,686
Target Corp. (1)	1,051	85,793
Tesoro Corp. (1)	4,529	382,293
Texas Instruments, Inc. (1)	13,058	672,618
Time Warner Cable, Inc. (1)	2,386	425,114
Time Warner, Inc. (1)	12,200	1,066,402
TJX Cos., Inc./The (1)	6,100	403,637
Travelers Cos., Inc./The (1)	9,201	889,369
Union Pacific Corp. (1)	6,200	591,294
United Continental Holdings, Inc. (1)†	36,013	1,909,049
United Technologies Corp. (1)	5,400	599,022
UnitedHealth Group, Inc. (1)	25,940	3,164,680
Universal Health Services, Inc., Class B (1)	1,300	184,730
Unum Group (1)	32,500	1,161,875
US Bancorp (1)	3,140	136,276
Valeant Pharmaceuticals International, Inc. (1)†	2,574	570,999
Valero Energy Corp. (1)	39,251	2,457,113
Ventas, Inc. REIT (1)	4,800	298,032
Verizon Communications, Inc.	10,211	475,429
Vertex Pharmaceuticals, Inc. (1)†	5,100	629,748
VF Corp. (1)	10,040	700,190
Viacom, Inc., Class B (1)	5,837	377,304
Vornado Realty Trust REIT (1)	2,748	260,868
Wal-Mart Stores, Inc. (1)	12,052	854,848
Walt Disney Co./The (1)	2,000	228,280
Waste Management, Inc. (1)	2,373	109,989
Wells Fargo & Co. (1)	54,324	3,055,182
Western Digital Corp. (1)	14,000	1,097,880
Westlake Chemical Corp. (1)	3,257	223,398
Wyndham Worldwide Corp. (1)	2,000	163,820
Xilinx, Inc. (1)	13,861	612,102
Zoetis, Inc. (1)	23,737	1,144,598

		166,347,240

TOTAL COMMON STOCKS (cost $235,995,164)		283,432,655

PREFERRED STOCKS - 0.5%

Germany - 0.5%
Henkel AG & Co. KGaA	3,557	399,152
Porsche Automobil Holding SE	14,032	1,183,130

TOTAL PREFERRED STOCKS (cost $1,611,347)		1,582,282

	SHARES	VALUE (Note 4)
WARRANTS - 0.0% (b)

Hong Kong - 0.0% (b)
Sun Hung Kai Properties Ltd. †
(cost $—)	20	$71

MONEY MARKET FUNDS - 12.1%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.100% (c)(d)	80,184	80,184
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (c)	39,689,094	39,689,094
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (c)(d)	380,000	380,000

TOTAL MONEY MARKET FUNDS (cost $40,149,278)		40,149,278

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 97.7% (cost $277,755,789)		325,164,286

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.3% (e)		7,745,745

NET ASSETS - 100.0%		$332,910,031

†	Non-income producing security.
(a)	Security fair valued as of June 30, 2015 using procedures approved by the Board of Trustees. The total value of positions fair valued was $0 or 0.0% of total net assets.
(b)	Represents less than 0.05% of net assets.
(c)	Represents annualized seven-day yield as of the close of the reporting period.
(d)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

CVA - Dutch Certificate of Shares

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR GLOBAL EQUITY FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$46,991,066	14.1%
Consumer Staples	25,073,951	7.5
Energy	14,515,552	4.4
Financials	53,544,440	16.1
Health Care	51,239,163	15.4
Industrials	30,728,648	9.2
Information Technology	39,670,851	11.9
Materials	10,019,994	3.0
Telecommunication Services	7,287,895	2.2
Utilities	5,943,448	1.8
Money Market Funds	40,149,278	12.1

Total Investments In Securities, At Value	325,164,286	97.7
Other Assets in Excess of Liabilities (e)	7,745,745	2.3

Net Assets	$332,910,031	100.0%

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR GLOBAL EQUITY FUND

Total return swap contracts outstanding as of June 30, 2015:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	Hang Seng Index July Futures	7/2015	HKD	39,342,600	$(173,720)
Goldman Sachs	Swiss Market Index September Futures	9/2015	CHF	892,103	(13,964)

					$(187,684)

Open futures contracts outstanding at June 30, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
156	Barclays Capital	CAC40 Index Futures	7/2015	$8,344,763	$8,324,517	$(20,246)
54	Barclays Capital	DAX Index Futures	9/2015	16,384,546	16,557,779	173,233
40	Barclays Capital	FTSE 100 Index Futures	9/2015	4,171,911	4,081,479	(90,432)
51	Barclays Capital	Hang Seng Index Futures	7/2015	8,825,937	8,620,237	(205,700)
21	Barclays Capital	IBEX 35 Index Futures	7/2015	2,526,600	2,522,604	(3,996)
24	Barclays Capital	MSCI Singapore Index Futures	7/2015	1,332,622	1,325,047	(7,575)
114	Barclays Capital	SPI 200 Index Futures	9/2015	12,033,213	11,867,557	(165,656)
77	Barclays Capital	TOPIX Index Futures	9/2015	10,405,621	10,258,488	(147,133)

				64,025,213	63,557,708	(467,505)

Short Contracts:
78	Barclays Capital	Amsterdam Index Futures	7/2015	(8,215,658)	(8,209,733)	5,925
56	Barclays Capital	FTSE/MIB Index Futures	9/2015	(6,907,618)	(7,046,342)	(138,724)
54	Barclays Capital	OMXS30 Index Futures	7/2015	(1,018,920)	(1,004,294)	14,626
91	Barclays Capital	S&P 500 E-Mini Futures	9/2015	(9,452,688)	(9,347,520)	105,168
31	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	9/2015	(4,240,785)	(4,189,095)	51,690

				(29,835,669)	(29,796,984)	38,685

				$34,189,544	$33,760,724	$(428,820)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR GLOBAL EQUITY FUND

Forward foreign currency exchange contracts outstanding as of June 30, 2015:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/16/15	CitiBank	AUD	20,585,500	$15,747,584	$15,815,867	$68,283
Australian Dollar, Expiring 09/16/15	Credit Suisse International	AUD	20,585,500	15,747,452	15,815,866	68,414
Canadian Dollar, Expiring 09/16/15	CitiBank	CAD	3,729,999	3,006,183	2,983,293	(22,890)
Canadian Dollar, Expiring 09/16/15	Credit Suisse International	CAD	3,794,999	3,059,063	3,035,281	(23,782)
Swiss Franc, Expiring 09/16/15	CitiBank	CHF	2,810,500	3,000,699	3,015,164	14,465
Swiss Franc, Expiring 09/16/15	Credit Suisse International	CHF	2,810,500	2,999,988	3,015,164	15,176
Danish Krone, Expiring 09/16/15	CitiBank	DKK	540,000	80,801	80,878	77
Danish Krone, Expiring 09/16/15	Credit Suisse International	DKK	540,000	80,775	80,878	103
Euro, Expiring 09/16/15	CitiBank	EUR	17,467,000	19,508,572	19,494,336	(14,236)
Euro, Expiring 09/16/15	Credit Suisse International	EUR	18,441,000	20,615,795	20,581,386	(34,409)
British Pound, Expiring 09/16/15	CitiBank	GBP	7,651,000	11,981,399	12,014,924	33,525
British Pound, Expiring 09/16/15	Credit Suisse International	GBP	7,973,000	12,492,446	12,520,584	28,138
Hong Kong Dollar, Expiring 09/16/15	CitiBank	HKD	3,774,000	486,657	486,831	174
Hong Kong Dollar, Expiring 09/16/15	Credit Suisse International	HKD	7,363,000	949,582	949,796	214
Israeli Shekel, Expiring 09/16/15	CitiBank	ILS	1,461,500	380,591	387,398	6,807
Israeli Shekel, Expiring 09/16/15	Credit Suisse International	ILS	1,577,499	411,340	418,146	6,806
Japanese Yen, Expiring 09/16/15	CitiBank	JPY	3,767,070,000	30,407,344	30,811,861	404,517
Japanese Yen, Expiring 09/16/15	Credit Suisse International	JPY	3,767,070,000	30,407,017	30,811,861	404,844
Norwegian Krone, Expiring 09/16/15	CitiBank	NOK	62,487,000	7,953,602	7,955,429	1,827
Norwegian Krone, Expiring 09/16/15	Credit Suisse International	NOK	62,487,000	7,952,815	7,955,429	2,614
New Zealand Dollar, Expiring 09/16/15	CitiBank	NZD	6,970,500	4,773,352	4,692,453	(80,899)
New Zealand Dollar, Expiring 09/16/15	Credit Suisse International	NZD	6,970,500	4,771,413	4,692,453	(78,960)
Swedish Krona, Expiring 09/16/15	CitiBank	SEK	44,540,000	5,384,671	5,381,565	(3,106)
Swedish Krona, Expiring 09/16/15	Credit Suisse International	SEK	44,539,999	5,384,483	5,381,565	(2,918)
Singapore Dollar, Expiring 09/16/15	CitiBank	SGD	914,500	676,161	678,245	2,084
Singapore Dollar, Expiring 09/16/15	Credit Suisse International	SGD	1,047,500	774,725	776,886	2,161

				$209,034,510	$209,833,539	$799,029

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR GLOBAL EQUITY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/16/15	CitiBank	AUD	(4,434,000)	$(3,399,520)	$(3,406,648)	$(7,128)
Australian Dollar, Expiring 09/16/15	Credit Suisse International	AUD	(4,715,000)	(3,617,231)	(3,622,541)	(5,310)
Canadian Dollar, Expiring 09/16/15	CitiBank	CAD	(4,282,500)	(3,451,219)	(3,425,190)	26,029
Canadian Dollar, Expiring 09/16/15	Credit Suisse International	CAD	(4,286,500)	(3,454,634)	(3,428,388)	26,246
Swiss Franc, Expiring 09/16/15	CitiBank	CHF	(10,939,500)	(11,751,622)	(11,736,129)	15,493
Swiss Franc, Expiring 09/16/15	Credit Suisse International	CHF	(11,030,500)	(11,851,664)	(11,833,756)	17,908
Danish Krone, Expiring 09/16/15	CitiBank	DKK	(2,620,500)	(392,582)	(392,485)	97
Danish Krone, Expiring 09/16/15	Credit Suisse International	DKK	(3,274,500)	(492,361)	(490,438)	1,923
Euro, Expiring 09/16/15	CitiBank	EUR	(4,279,500)	(4,751,505)	(4,776,207)	(24,702)
Euro, Expiring 09/16/15	Credit Suisse International	EUR	(4,279,500)	(4,751,643)	(4,776,208)	(24,565)
British Pound, Expiring 09/16/15	CitiBank	GBP	(15,502,002)	(23,622,751)	(24,343,925)	(721,174)
British Pound, Expiring 09/16/15	Credit Suisse International	GBP	(15,502,001)	(23,622,821)	(24,343,923)	(721,102)
Hong Kong Dollar, Expiring 09/16/15	CitiBank	HKD	(553,500)	(71,381)	(71,400)	(19)
Hong Kong Dollar, Expiring 09/16/15	Credit Suisse International	HKD	(553,500)	(71,385)	(71,400)	(15)
Israeli Shekel, Expiring 09/16/15	CitiBank	ILS	(53,500)	(14,057)	(14,182)	(125)
Israeli Shekel, Expiring 09/16/15	Credit Suisse International	ILS	(53,500)	(14,059)	(14,182)	(123)
Japanese Yen, Expiring 09/16/15	CitiBank	JPY	(1,173,035,500)	(9,554,095)	(9,594,567)	(40,472)
Japanese Yen, Expiring 09/16/15	Credit Suisse International	JPY	(1,209,822,500)	(9,855,394)	(9,895,458)	(40,064)
Norwegian Krone, Expiring 09/16/15	CitiBank	NOK	(84,573,000)	(10,788,918)	(10,767,271)	21,647
Norwegian Krone, Expiring 09/16/15	Credit Suisse International	NOK	(84,572,999)	(10,789,178)	(10,767,272)	21,906
New Zealand Dollar, Expiring 09/16/15	CitiBank	NZD	(8,718,500)	(6,130,716)	(5,869,186)	261,530
New Zealand Dollar, Expiring 09/16/15	Credit Suisse International	NZD	(8,718,499)	(6,131,393)	(5,869,185)	262,208
Swedish Krona, Expiring 09/16/15	CitiBank	SEK	(32,109,000)	(3,847,179)	(3,879,583)	(32,404)
Swedish Krona, Expiring 09/16/15	Credit Suisse International	SEK	(32,109,000)	(3,847,687)	(3,879,583)	(31,896)
Singapore Dollar, Expiring 09/16/15	CitiBank	SGD	(59,500)	(43,925)	(44,129)	(204)
Singapore Dollar, Expiring 09/16/15	Credit Suisse International	SGD	(59,500)	(43,923)	(44,129)	(206)

				(156,362,843)	(157,357,365)	(994,522)

				$52,671,667	$52,476,174	$(195,493)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR GLOBAL EQUITY FUND

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

Collateral pledged to, or (received from), each counterparty at June 30, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Barclays Capital
Cash	$—	$6,124,819	$6,124,819

Citibank
Cash	300,000	—	300,000

Credit Suisse International
Money Market Funds	80,184	—	80,184

Goldman Sachs
Money Market Funds	380,000	—	380,000

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2015 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

COMMON STOCKS - 90.3%	SHARES	VALUE (Note 4)
Australia - 5.1%
Alumina Ltd.	856,470	$1,008,152
Amcor Ltd.	50,298	531,524
Asciano Ltd.	84,298	431,965
ASX Ltd.	10,285	316,309
Aurizon Holdings Ltd.	233,679	923,105
Australia & New Zealand Banking Group Ltd.	242,705	6,023,248
Bendigo & Adelaide Bank Ltd.	123,865	1,171,227
BHP Billiton Ltd.	190,282	3,881,528
Boral Ltd.	108,084	486,903
Caltex Australia Ltd.	8,647	212,268
CIMIC Group Ltd.	33,856	567,162
Computershare Ltd.	15,439	139,051
Dexus Property Group REIT	47,299	266,152
Federation Centres REIT	193,958	436,426
Flight Centre Travel Group Ltd.	28,481	748,562
Goodman Group REIT	110,663	534,467
GPT Group/The REIT (Escrow) (3)†(a)	143,427	—
GPT Group/The REIT	113,631	374,603
Harvey Norman Holdings Ltd.	162,654	564,803
Lend Lease Group	296,845	3,432,197
Macquarie Group Ltd.	32,187	2,016,689
Mirvac Group REIT	214,560	305,679
National Australia Bank Ltd.	250,834	6,442,438
Newcrest Mining Ltd. †	41,734	420,225
Qantas Airways Ltd. †	1,723,087	4,187,074
Scentre Group REIT	302,378	873,481
Sonic Healthcare Ltd.	98,692	1,625,129
South32 Ltd. †	190,282	262,794
Stockland REIT	127,919	403,933
Telstra Corp. Ltd.	238,366	1,128,079
Westfield Corp. REIT	118,519	832,445
Westpac Banking Corp.	8,939	221,169

		40,768,787

Belgium - 2.0%
Delhaize Group	66,914	5,442,604
Groupe Bruxelles Lambert SA	2,641	212,962
Proximus	281,115	9,947,800
Solvay SA	2,207	304,048

		15,907,414

Denmark - 2.3%
Coloplast A/S, Class B	6,125	401,697
Danske Bank A/S	36,967	1,086,719
Novo Nordisk A/S, Class B	121,459	6,665,048
Pandora A/S	94,070	10,094,107

		18,247,571

Finland - 1.1%
Fortum OYJ	75,367	1,338,892
Nokia OYJ	208,399	1,420,649
Orion OYJ, Class B	120,531	4,222,005
UPM-Kymmene OYJ	81,637	1,444,641
Wartsila OYJ	15,713	736,265

		9,162,452

France - 9.0%
Aeroports de Paris	2,791	315,273
Airbus Group SE	75,596	4,924,124
AXA SA	20,269	513,857
Cie Generale des Etablissements Michelin	25,898	2,725,088
CNP Assurances	71,046	1,189,080
Essilor International SA	9,612	1,151,523
Eutelsat Communications SA	20,370	658,017

	SHARES	VALUE (Note 4)
France - 9.0% (continued)
Klepierre REIT	3,675	$162,029
Lafarge SA	10,511	694,957
Lagardere SCA	135,758	3,972,394
L’Oreal SA	10,279	1,839,130
Natixis SA	101,809	734,791
Numericable-SFR SAS †	5,025	267,314
Orange SA	493,210	7,622,244
Peugeot SA †	590,812	12,183,633
Sanofi	102,716	10,161,690
SCOR SE	33,927	1,199,708
SES SA FDR	13,919	467,929
Societe BIC SA	15,918	2,539,046
Societe Generale SA	87,326	4,097,668
Thales SA	52,059	3,145,458
TOTAL SA	46,943	2,302,600
Unibail-Rodamco SE REIT	7,665	1,946,947
Valeo SA	26,626	4,211,782
Vivendi SA	141,397	3,585,348

		72,611,630

Germany - 8.2%
Allianz SE	53,282	8,309,388
Bayer AG	33,697	4,718,933
Commerzbank AG †	133,871	1,711,356
Continental AG	11,799	2,793,737
Daimler AG	73,968	6,738,162
Deutsche Annington Immobilien SE	14,469	408,286
Deutsche Boerse AG	12,335	1,021,679
Deutsche Post AG	10,118	295,641
Deutsche Telekom AG	21,596	372,321
Fresenius Medical Care AG & Co. KGaA	16,917	1,400,496
Fresenius SE & Co. KGaA	21,127	1,356,489
Hannover Rueck SE	44,075	4,265,874
Infineon Technologies AG	63,427	787,103
K+S AG	56,659	2,389,187
Linde AG	1,325	251,106
Merck KGaA	90,152	8,987,276
METRO AG	41,072	1,297,224
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	34,561	6,127,473
OSRAM Licht AG	74,952	3,585,760
ProSiebenSat.1 Media AG	21,861	1,079,805
Siemens AG	41,584	4,207,113
TUI AG	59,554	963,600
United Internet AG	66,510	2,956,041

		66,024,050

Hong Kong - 3.0%
AIA Group Ltd.	304,200	1,989,060
ASM Pacific Technology Ltd.	14,204	140,567
BOC Hong Kong Holdings Ltd.	190,000	790,790
Cheung Kong Infrastructure Holdings Ltd.	37,827	293,628
Cheung Kong Property Holdings Ltd. †	217,462	1,803,872
CK Hutchison Holdings Ltd.	217,462	3,197,122
CLP Holdings Ltd.	26,009	221,052
First Pacific Co., Ltd.	144,000	121,382
Henderson Land Development Co., Ltd.	219,439	1,500,072
Hong Kong Exchanges and Clearing Ltd.	66,154	2,330,908
Hysan Development Co., Ltd.	220,000	952,706
Kerry Properties Ltd.	209,500	821,200
Li & Fung Ltd.	1,886,000	1,495,169

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 4)
Hong Kong - 3.0% (continued)
Link REIT/The	139,382	$815,655
New World Development Co., Ltd.	1,874,896	2,449,828
NWS Holdings Ltd.	86,000	124,317
PCCW Ltd.	131,000	78,136
Sino Land Co., Ltd.	968,000	1,615,706
Sun Hung Kai Properties Ltd.	40,000	647,311
Swire Pacific Ltd., Class A	41,030	515,213
Wheelock & Co., Ltd.	116,000	591,909
Yue Yuen Industrial Holdings Ltd.	499,609	1,671,146

		24,166,749

Italy - 2.3%
Atlantia SpA	108,973	2,692,492
Banco Popolare SC †	104,701	1,723,964
Eni SpA	85,235	1,513,912
Finmeccanica SpA †	332,822	4,186,601
Mediobanca SpA	124,994	1,225,524
Pirelli & C. SpA	279,400	4,715,475
Prysmian SpA	55,683	1,203,664
UniCredit SpA	78,287	526,157
UnipolSai SpA	314,203	778,396

		18,566,185

Japan - 21.3%
Ajinomoto Co., Inc.	183,000	3,957,423
Alfresa Holdings Corp.	106,900	1,663,487
Asahi Kasei Corp.	285,000	2,337,736
Astellas Pharma, Inc.	320,600	4,567,218
Bandai Namco Holdings, Inc.	98,300	1,899,604
Bank of Yokohama Ltd./The	88,000	538,910
Bridgestone Corp.	11,300	417,677
Brother Industries Ltd.	189,800	2,685,016
Calbee, Inc.	53,700	2,262,276
Canon, Inc.	60,500	1,962,522
Central Japan Railway Co.	16,000	2,887,273
Chiba Bank Ltd./The	55,000	418,814
Daicel Corp.	126,200	1,619,423
Daito Trust Construction Co., Ltd.	5,187	536,830
Daiwa House Industry Co., Ltd.	17,295	402,938
Don Quijote Holdings Co., Ltd.	23,400	995,646
Fuji Heavy Industries Ltd.	156,021	5,737,015
FUJIFILM Holdings Corp.	163,043	5,818,683
Fujitsu Ltd.	396,000	2,212,590
Fukuoka Financial Group, Inc.	193,000	1,000,340
GungHo Online Entertainment, Inc.	265,100	1,031,656
Gunma Bank Ltd./The	32,000	236,107
Hachijuni Bank Ltd./The	38,000	286,522
Hakuhodo DY Holdings, Inc.	179,100	1,915,372
Hitachi Chemical Co., Ltd.	24,400	439,469
Hitachi High-Technologies Corp.	40,500	1,138,528
Hoya Corp.	99,300	3,976,939
Hulic Co., Ltd.	16,200	143,567
Japan Airlines Co., Ltd.	342,400	11,932,442
Japan Real Estate Investment Corp. REIT	84	381,215
Japan Retail Fund Investment Corp. REIT	149	297,954
JSR Corp.	33,200	586,090
JTEKT Corp.	111,870	2,115,510
Kajima Corp.	82,000	385,136
Kao Corp.	63,300	2,943,892
KDDI Corp.	54,600	1,317,605
Kobe Steel Ltd.	950,000	1,598,292
Koito Manufacturing Co., Ltd.	14,800	576,270
Konica Minolta, Inc.	340,900	3,973,243
Mabuchi Motor Co., Ltd.	5,100	322,587

	SHARES	VALUE (Note 4)
Japan - 21.3% (continued)
Mazda Motor Corp.	10,800	$211,343
Medipal Holdings Corp.	119,200	1,941,482
MEIJI Holdings Co., Ltd.	22,300	2,877,371
Minebea Co., Ltd.	69,000	1,139,077
Mitsubishi Chemical Holdings Corp.	72,300	454,523
Mitsubishi Electric Corp.	234,000	3,021,573
Mitsubishi Estate Co., Ltd.	77,020	1,658,864
Mitsubishi Motors Corp.	83,700	711,787
Mitsubishi UFJ Financial Group, Inc.	773,991	5,568,452
Mitsui Fudosan Co., Ltd.	59,205	1,656,728
Mixi, Inc.	57,700	2,862,665
Murata Manufacturing Co., Ltd.	17,300	3,019,117
Nexon Co., Ltd.	53,800	740,692
NH Foods Ltd.	49,000	1,117,429
NHK Spring Co., Ltd.	89,800	988,731
Nippon Building Fund, Inc. REIT	84	367,628
Nippon Express Co., Ltd.	244,000	1,198,876
Nippon Telegraph & Telephone Corp.	38,038	1,377,575
Nippon Yusen KK	709,000	1,973,895
Nitto Denko Corp.	38,100	3,128,862
NOK Corp.	70,900	2,196,752
Nomura Real Estate Holdings, Inc.	8,000	167,909
Omron Corp.	39,400	1,711,468
Oriental Land Co., Ltd.	9,600	612,376
ORIX Corp.	58,900	874,635
Otsuka Holdings Co., Ltd.	116,000	3,696,131
Panasonic Corp.	170,200	2,331,095
Resona Holdings, Inc.	389,600	2,124,929
Rohm Co., Ltd.	5,300	355,095
Santen Pharmaceutical Co., Ltd.	76,500	1,082,378
Secom Co., Ltd.	3,300	214,386
Seiko Epson Corp.	172,200	3,051,458
Sekisui House Ltd.	32,000	508,191
Shimamura Co., Ltd.	16,000	1,679,827
Shimizu Corp.	51,000	429,193
Shionogi & Co., Ltd.	121,400	4,704,643
Sony Corp. †	51,500	1,462,439
Sumitomo Chemical Co., Ltd.	200,000	1,201,681
Sumitomo Heavy Industries Ltd.	808,000	4,706,072
Sumitomo Mitsui Financial Group, Inc.	19,336	860,823
Sumitomo Realty & Development Co., Ltd.	24,261	850,274
Sumitomo Rubber Industries Ltd.	61,500	952,654
Suzuken Co., Ltd.	57,640	1,844,077
Suzuki Motor Corp.	30,100	1,015,859
Sysmex Corp.	11,600	690,867
TDK Corp.	84,800	6,493,348
Teijin Ltd.	64,000	248,350
THK Co., Ltd.	45,600	984,058
Tokyu Fudosan Holdings Corp.	26,483	204,107
Toyota Motor Corp.	44,578	2,983,039
West Japan Railway Co.	37,200	2,380,023
Yamaha Corp.	86,800	1,749,419
Yamaha Motor Co., Ltd.	59,500	1,300,056

		171,204,099

Netherlands - 2.8%
ASML Holding NV	19,567	2,035,309
Boskalis Westminster NV	37,190	1,825,571
Delta Lloyd NV	167,583	2,749,957
Heineken NV	19,267	1,464,820
ING Groep NV CVA	247,726	4,113,584
Koninklijke Ahold NV	311,751	5,852,396
Wolters Kluwer NV	156,288	4,651,722

		22,693,359

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 4)
Singapore - 0.5%
Ascendas Real Estate Investment Trust REIT	123,637	$225,727
CapitaLand Commercial Trust REIT	120,000	138,886
CapitaLand Mall Trust REIT	145,994	232,873
ComfortDelGro Corp. Ltd.	207,800	482,584
Sembcorp Industries Ltd.	60,017	173,222
Singapore Airlines Ltd.	43,800	348,737
Singapore Exchange Ltd.	52,472	304,818
Singapore Technologies Engineering Ltd.	93,265	228,351
United Overseas Bank Ltd.	102,097	1,746,775
UOL Group Ltd.	28,000	143,718

		4,025,691

South Africa - 0.3%
Investec PLC	256,082	2,300,892

Spain - 2.0%
Banco Bilbao Vizcaya Argentaria SA	320,130	3,154,548
Banco Santander SA	1,202,041	8,455,180
Iberdrola SA	658,877	4,448,441

		16,058,169

Sweden - 3.2%
Boliden AB	149,427	2,724,159
Electrolux AB, Series B	151,881	4,758,908
Hennes & Mauritz AB, B Shares	5,656	217,692
Husqvarna AB, B Shares	363,830	2,740,603
Investor AB, B Shares	19,364	722,000
Nordea Bank AB	19,276	240,406
Securitas AB, B Shares	102,891	1,358,874
Skandinaviska Enskilda Banken AB, Class A	165,720	2,119,781
Skanska AB, B Shares	59,279	1,201,232
Svenska Cellulosa AB SCA, Class B	35,922	913,431
Swedish Match AB	168,362	4,786,638
Tele2 AB, B Shares	156,179	1,818,762
Telefonaktiebolaget LM Ericsson, B Shares	170,974	1,780,718

		25,383,204

Switzerland - 8.7%
ABB Ltd. †	127,941	2,681,430
Actelion Ltd. †	5,886	862,013
Adecco SA †	14,627	1,187,091
Aryzta AG †	37,003	1,820,671
Baloise Holding AG	16,979	2,070,265
Geberit AG	2,797	932,505
Givaudan SA †	1,549	2,681,793
Lonza Group AG †	18,927	2,529,881
Nestle SA	163,259	11,779,240
Novartis AG	120,694	11,871,518
Roche Holding AG	33,065	9,271,145
Sika AG	270	952,259
Swiss Life Holding AG †	34,231	7,838,242
Swiss Re AG	48,536	4,296,540
Syngenta AG	5,229	2,133,547
Wolseley PLC	17,781	1,133,972
Zurich Insurance Group AG †	18,621	5,668,785

		69,710,897

United Kingdom - 18.5%
3i Group PLC	59,955	486,486
ARM Holdings PLC	78,966	1,292,191
Associated British Foods PLC	75,591	3,406,298
AstraZeneca PLC	86,984	5,505,239

	SHARES	VALUE (Note 4)
United Kingdom - 18.5% (continued)
Aviva PLC	187,495	$1,452,221
Barclays PLC	2,406,325	9,862,683
BG Group PLC	191,456	3,188,664
BP PLC	1,045,835	6,940,872
British American Tobacco PLC	4,760	256,290
British Land Co. PLC/The REIT	57,695	718,655
BT Group PLC	1,269,160	8,987,358
Direct Line Insurance Group PLC	907,565	4,790,632
Dixons Carphone PLC	89,661	637,570
easyJet PLC	133,166	3,237,072
Fiat Chrysler Automobiles NV †	149,997	2,200,481
GlaxoSmithKline PLC	165,094	3,432,626
Hammerson PLC REIT	28,872	279,028
HSBC Holdings PLC	962,623	8,619,725
ICAP PLC	120,672	1,003,748
IMI PLC	20,091	355,158
Imperial Tobacco Group PLC	159,370	7,675,614
InterContinental Hotels Group PLC	13,682	551,614
International Consolidated Airlines Group SA †	351,079	2,738,949
ITV PLC	1,093,419	4,523,953
Kingfisher PLC	617,663	3,369,039
Land Securities Group PLC REIT	47,078	890,202
Lloyds Banking Group PLC	790,194	1,060,598
Melrose Industries PLC	156,259	607,337
Next PLC	3,845	450,026
Persimmon PLC †	289,889	8,994,087
Randgold Resources Ltd.	3,761	252,274
Reckitt Benckiser Group PLC	45,801	3,949,618
Reed Elsevier NV	103,451	2,460,654
Reed Elsevier PLC	63,746	1,035,916
Rio Tinto Ltd.	25,795	1,067,055
Rio Tinto PLC	30,022	1,234,895
Royal Bank of Scotland Group PLC †	1,018,207	5,630,189
Royal Dutch Shell PLC, A Shares	224,457	6,346,334
Royal Dutch Shell PLC, B Shares	146,511	4,171,245
Schroders PLC	19,386	967,299
Shire PLC	71,561	5,749,895
Standard Chartered PLC	155,411	2,488,815
Tate & Lyle PLC	80,738	659,169
Travis Perkins PLC	119,382	3,953,905
Tullow Oil PLC	33,537	179,231
Unilever PLC	76,998	3,306,229
Vodafone Group PLC	1,644,937	6,000,559
WPP PLC	57,940	1,300,532

		148,268,230

TOTAL COMMON STOCKS (cost $646,884,949)		725,099,379

PREFERRED STOCKS - 0.9%

Germany - 0.9%
Henkel AG & Co. KGaA	33,336	3,740,836
Porsche Automobil Holding SE	40,711	3,432,612

TOTAL PREFERRED STOCKS (cost $5,739,287)		7,173,448

WARRANTS - 0.0% (b)

Hong Kong - 0.0% (b)
Sun Hung Kai Properties Ltd.†
(cost $—)	79	281

MONEY MARKET FUNDS - 10.5%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (c)	75,037,803	75,037,803

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 4)
MONEY MARKET FUNDS - 10.5% (continued)
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (c)(d)	9,000,055	$9,000,055

TOTAL MONEY MARKET FUNDS (cost $84,037,858)		84,037,858

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 101.7% (cost $736,662,094)		816,310,966

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.7%) (e)		(13,264,107)

NET ASSETS - 100.0%		$803,046,859

†	Non-income producing security.
(a)	Security fair valued as of June 30, 2015 using procedures approved by the Board of Trustees. The total value of positions fair valued was $0 or 0.0% of total net assets.
(b)	Represents less than 0.05% of net assets.
(c)	Represents annualized seven-day yield as of the close of the reporting period.
(d)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

CVA - Dutch Certificate of Shares

FDR - Fiduciary Depositary Receipt

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$126,921,286	15.8%
Consumer Staples	71,348,599	8.9
Energy	24,855,125	3.1
Financials	181,189,014	22.5
Health Care	104,079,827	13.0
Industrials	93,398,275	11.6
Information Technology	47,607,711	5.9
Materials	34,335,471	4.3
Telecommunication Services	42,235,787	5.3
Utilities	6,302,013	0.8
Money Market Funds	84,037,858	10.5

Total Investments In Securities, At Value	816,310,966	101.7
Liabilities in Excess of Other Assets (e)	(13,264,107)	(1.7)

Net Assets	$803,046,859	100.0%

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

Total return swap contracts outstanding as of June 30, 2015:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	Hang Seng Index July Futures	7/2015	HKD	70,558,344	$(313,173)
Goldman Sachs	Swiss Market Index September Futures	9/2015	CHF	(30,769,224)	472,841

					$159,668

Open futures contracts outstanding at June 30, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
486	Barclays Capital	CAC40 Index Futures	7/2015	$26,024,158	$25,934,075	$(90,083)
176	Barclays Capital	DAX Index Futures	9/2015	53,505,020	53,966,097	461,077
192	Barclays Capital	Hang Seng Index Futures	7/2015	33,587,553	32,452,658	(1,134,895)
76	Barclays Capital	IBEX 35 Index Futures	7/2015	9,185,405	9,129,422	(55,983)
143	Barclays Capital	MSCI Singapore Index Futures	7/2015	7,959,024	7,895,074	(63,950)
164	Barclays Capital	SPI 200 Index Futures	9/2015	17,079,261	17,072,626	(6,635)
259	Barclays Capital	TOPIX Index Futures	9/2015	35,006,468	34,505,822	(500,646)

				182,346,889	180,955,774	(1,391,115)

Short Contracts:
224	Barclays Capital	Amsterdam Index Futures	7/2015	$(23,587,334)	$(23,576,669)	$10,665
152	Barclays Capital	FTSE 100 Index Futures	9/2015	(15,763,374)	(15,509,620)	253,754
136	Barclays Capital	FTSE/MIB Index Futures	9/2015	(16,768,760)	(17,112,546)	(343,786)
731	Barclays Capital	OMXS30 Index Futures	7/2015	(13,796,306)	(13,595,171)	201,135

				(69,915,774)	(69,794,006)	121,768

				$112,431,115	$111,161,768	$(1,269,347)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

Forward foreign currency exchange contracts outstanding as of June 30, 2015:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/16/15	CitiBank	AUD	59,242,550	$45,341,602	$45,516,128	$174,526
Australian Dollar, Expiring 09/16/15	Credit Suisse International	AUD	59,242,550	45,340,780	45,516,127	175,347
Swiss Franc, Expiring 09/16/15	CitiBank	CHF	2,730,500	2,947,059	2,929,338	(17,721)
Swiss Franc, Expiring 09/16/15	Credit Suisse International	CHF	2,730,500	2,946,127	2,929,338	(16,789)
Danish Krone, Expiring 09/16/15	CitiBank	DKK	3,173,000	473,626	475,235	1,609
Danish Krone, Expiring 09/16/15	Credit Suisse International	DKK	3,173,000	473,383	475,235	1,852
Euro, Expiring 09/16/15	CitiBank	EUR	53,263,200	59,541,011	59,445,282	(95,729)
Euro, Expiring 09/16/15	Credit Suisse International	EUR	53,280,200	59,559,362	59,464,255	(95,107)
British Pound, Expiring 09/16/15	CitiBank	GBP	8,961,000	13,998,210	14,072,112	73,902
British Pound, Expiring 09/16/15	Credit Suisse International	GBP	8,961,000	13,998,099	14,072,112	74,013
Hong Kong Dollar, Expiring 09/16/15	CitiBank	HKD	15,143,000	1,952,790	1,953,384	594
Hong Kong Dollar, Expiring 09/16/15	Credit Suisse International	HKD	15,143,000	1,952,727	1,953,384	657
Israeli Shekel, Expiring 09/16/15	CitiBank	ILS	9,939,500	2,588,479	2,634,650	46,171
Israeli Shekel, Expiring 09/16/15	Credit Suisse International	ILS	10,730,500	2,798,036	2,844,319	46,283
Japanese Yen, Expiring 09/16/15	CitiBank	JPY	9,738,352,400	78,589,412	79,652,556	1,063,144
Japanese Yen, Expiring 09/16/15	Credit Suisse International	JPY	9,738,352,400	78,588,167	79,652,556	1,064,389
Swedish Krona, Expiring 09/16/15	CitiBank	SEK	129,579,000	15,703,668	15,656,436	(47,232)
Swedish Krona, Expiring 09/16/15	Credit Suisse International	SEK	129,579,000	15,702,699	15,656,438	(46,261)
Singapore Dollar, Expiring 09/16/15	CitiBank	SGD	5,309,150	3,925,334	3,937,568	12,234
Singapore Dollar, Expiring 09/16/15	Credit Suisse International	SGD	5,896,150	4,362,203	4,372,921	10,718

				$450,782,774	$453,209,374	$2,426,600

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/16/15	CitiBank	AUD	(19,202,500)	$(14,745,580)	$(14,753,306)	$(7,726)
Australian Dollar, Expiring 09/16/15	Credit Suisse International	AUD	(19,202,500)	(14,747,484)	(14,753,306)	(5,822)
Swiss Franc, Expiring 09/16/15	CitiBank	CHF	(33,265,400)	(35,701,381)	(35,687,832)	13,549
Swiss Franc, Expiring 09/16/15	Credit Suisse International	CHF	(33,265,400)	(35,701,685)	(35,687,832)	13,853
Danish Krone, Expiring 09/16/15	CitiBank	DKK	(17,290,000)	(2,590,262)	(2,589,603)	659
Danish Krone, Expiring 09/16/15	Credit Suisse International	DKK	(17,290,000)	(2,590,512)	(2,589,603)	909
Euro, Expiring 09/16/15	CitiBank	EUR	(8,745,500)	(9,857,752)	(9,760,561)	97,191
Euro, Expiring 09/16/15	Credit Suisse International	EUR	(8,745,500)	(9,858,076)	(9,760,561)	97,515
British Pound, Expiring 09/16/15	CitiBank	GBP	(47,829,850)	(72,870,436)	(75,110,704)	(2,240,268)
British Pound, Expiring 09/16/15	Credit Suisse International	GBP	(47,829,850)	(72,870,549)	(75,110,703)	(2,240,154)
Hong Kong Dollar, Expiring 09/16/15	CitiBank	HKD	(2,743,000)	(353,747)	(353,835)	(88)
Hong Kong Dollar, Expiring 09/16/15	Credit Suisse International	HKD	(2,743,000)	(353,767)	(353,835)	(68)
Israeli Shekel, Expiring 09/16/15	CitiBank	ILS	(757,000)	(198,952)	(200,656)	(1,704)
Israeli Shekel, Expiring 09/16/15	Credit Suisse International	ILS	(757,000)	(198,958)	(200,656)	(1,698)
Japanese Yen, Expiring 09/16/15	CitiBank	JPY	(3,391,828,500)	(27,752,089)	(27,742,661)	9,428
Japanese Yen, Expiring 09/16/15	Credit Suisse International	JPY	(3,391,828,500)	(27,754,517)	(27,742,661)	11,856
Swedish Krona, Expiring 09/16/15	CitiBank	SEK	(103,735,000)	(12,493,557)	(12,533,825)	(40,268)
Swedish Krona, Expiring 09/16/15	Credit Suisse International	SEK	(103,735,000)	(12,494,866)	(12,533,825)	(38,959)
Singapore Dollar, Expiring 09/16/15	CitiBank	SGD	(327,000)	(241,583)	(242,522)	(939)
Singapore Dollar, Expiring 09/16/15	Credit Suisse International	SGD	(327,000)	(241,577)	(242,522)	(945)

				(353,617,330)	(357,951,009)	(4,333,679)

				$97,165,444	$95,258,365	$(1,907,079)

AUD - Australian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

SEK - Swedish Krona

SGD - Singapore Dollar

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2015 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

Collateral pledged to, or (received from), each counterparty at June 30, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Barclays Capital
Cash	$—	$17,403,966	$17,403,966

Citibank
Cash	1,690,000	—	1,690,000

Credit Suisse International
Money Market Funds	1,060,055	—	1,060,055

Goldman Sachs
Money Market Funds	7,940,000	—	7,940,000

See notes to Schedule of Investments.

Notes to Schedules of Investments	June 30, 2015 (Unaudited)

1. Organization

AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds are investment companies and apply specialized accounting and reporting guidance in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As of June 30, 2015, the Trust consists of thirty-three active series, twenty of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Emerging Momentum Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund, AQR TM International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund, AQR Emerging Defensive Style Fund, AQR Global Equity Fund and AQR International Equity Fund. The remaining active series, which have a separate fiscal year-end of December 31st, are reported in a separate book. AQR Capital Management, LLC (the “Advisor”) serves as the investment advisor of each Fund.

AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund and AQR TM Emerging Multi-Style Fund commenced operations on February 11, 2015.

The investment objective for AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Emerging Momentum Style Fund, AQR Global Equity Fund and AQR International Equity Fund is to seek long-term capital appreciation. The investment objective for AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund and AQR Emerging Defensive Style Fund is to seek total return. The investment objective for AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund and AQR TM International Momentum Style Fund is to seek long-term after-tax capital appreciation.

Effective April 1, 2015, the Board of Trustees of the AQR Funds approved the reclassification of Class L shares as Class I shares for the following Funds: AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Emerging Momentum Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund, and AQR TM International Momentum Style Fund.

The Funds offer the following classes of shares:

FUND	CLASSES OFFERED
AQR Large Cap Multi-Style Fund	Class I, Class N and Class R6
AQR Small Cap Multi-Style Fund	Class I, Class N and Class R6
AQR International Multi-Style Fund	Class I, Class N and Class R6
AQR Emerging Multi-Style Fund	Class I, Class N and Class R6
AQR TM Large Cap Multi-Style Fund	Class I, Class N and Class R6
AQR TM Small Cap Multi-Style Fund	Class I, Class N and Class R6
AQR TM International Multi-Style Fund	Class I, Class N and Class R6
AQR TM Emerging Multi-Style Fund	Class I, Class N and Class R6
AQR Large Cap Momentum Style Fund	Class I, Class N and Class R6
AQR Small Cap Momentum Style Fund	Class I, Class N and Class R6
AQR International Momentum Style Fund	Class I, Class N and Class R6
AQR Emerging Momentum Style Fund	Class I, Class N and Class R6
AQR TM Large Cap Momentum Style Fund	Class I, Class N and Class R6
AQR TM Small Cap Momentum Style Fund	Class I, Class N and Class R6

Notes to Schedules of Investments	June 30, 2015 (Unaudited)

AQR TM International Momentum Style Fund	Class I, Class N and Class R6
AQR Large Cap Defensive Style Fund	Class I, Class N and Class R6
AQR International Defensive Style Fund	Class I, Class N and Class R6
AQR Emerging Defensive Style Fund	Class I, Class N and Class R6
AQR Global Equity Fund	Class I, Class N, Class Y and Class R6
AQR International Equity Fund	Class I, Class N, Class Y and Class R6

Effective January 28, 2015, the Board of Trustees of the AQR Funds approved changing the names of the following Funds:

NAME – PRIOR TO NAME CHANGE	NAME – AFTER NAME CHANGE
AQR Core Equity Fund	AQR Large Cap Multi-Style Fund
AQR Small Cap Core Equity Fund	AQR Small Cap Multi-Style Fund
AQR International Core Equity Fund	AQR International Multi-Style Fund
AQR Emerging Core Equity Fund	AQR Emerging Multi-Style Fund
AQR Momentum Fund	AQR Large Cap Momentum Style Fund
AQR Small Cap Momentum Fund	AQR Small Cap Momentum Style Fund
AQR International Momentum Fund	AQR International Momentum Style Fund
AQR Emerging Momentum Fund	AQR Emerging Momentum Style Fund
AQR Tax-Managed Momentum Fund	AQR TM Large Cap Momentum Style Fund
AQR Tax-Managed Small Cap Momentum Fund	AQR TM Small Cap Momentum Style Fund
AQR Tax-Managed International Momentum Fund	AQR TM International Momentum Style Fund
AQR U.S. Defensive Equity Fund	AQR Large Cap Defensive Style Fund
AQR International Defensive Equity Fund	AQR International Defensive Style Fund
AQR Emerging Defensive Equity Fund	AQR Emerging Defensive Style Fund

2. Significant Accounting Policies

The following summarizes the significant accounting policies of the Funds:

Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Advisor to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 4.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. Dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of such activity.

Notes to Schedules of Investments	June 30, 2015 (Unaudited)

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments in securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives.

3. Securities and Other Investments

Convertible Securities: Certain Funds invest in preferred stocks and fixed-income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in a convertible security, the Funds may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if they had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. The Funds may attempt to hedge some of their investments in convertible debt securities by selling short the issuer’s common stock. The premiums attributable to the conversion feature are not amortized.

Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions, and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates. As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty.

Customer Account Agreements govern cleared derivatives transactions and exchange traded futures and options transactions. Cleared derivative transactions and exchange traded futures contracts require posting of cash or securities, referred to as initial margin, as determined by each relevant clearing organization. Securities deposited as initial margin are designated on the Schedules of Investments. Subsequent payments, referred to as “variation margin”, are periodically made or received by the Fund and are based on fluctuation in the market value of the open futures contracts. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Such collateral is segregated at an account held at a broker registered with the Commodity Futures Trading Commission (CFTC), or other applicable regulator.

Master Repurchase Agreements govern repurchase, or reverse repurchase transactions, relating to government bonds between certain Funds and select counterparties. Master Repurchase Agreements maintain provisions for initiation, income payments, events of default, and maintenance of collateral.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity option transactions or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing arrangements for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern over-the-counter (“OTC”) derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination.

ISDA Master Agreements contain termination events applicable to the Fund or the counterparty. Such events may include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level, respectively. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC swap and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could impact a Fund’s future derivative activity.

Notes to Schedules of Investments	June 30, 2015 (Unaudited)

Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place (“initial margin”) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government and other securities or money market funds as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.

Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian. Segregation of fund’s collateral in the custodian account helps mitigate counterparty risk.

Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund’s custodian and, with respect to those amounts which can be invested or repledged, are presented in the Fund’s Schedule of Investments.

Upon entering into an exchange traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which is referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments. Exchange traded futures or centrally cleared swaps are marked to market daily and based on such movements in the price of the contracts, in an appropriate payable or receivable for the daily change in value (“variation margin”). Variation margin is exchanged daily, but may not be netted between futures and cleared derivatives.

Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy and to equitize its cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not be entitled to the return of all of the margin owed to the Funds, potentially resulting in a loss. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. The use of long futures contracts subjects the Funds to risk of loss in excess of the variation margin. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. Dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Total Return Swap Contracts: Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as appreciation (depreciation). Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Schedule of Investments. The use of short total return swaps subject the Funds to unlimited loss. Periodic payments received (paid) by the Funds are recorded as realized gains (losses). Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Notes to Schedules of Investments	June 30, 2015 (Unaudited)

Securities Lending: Certain Funds may lend securities to qualified borrowers approved by the Advisor in order to generate additional income. Securities loaned are collateralized by cash valued at 102% to 105% of the market value of the securities on loan. The Funds invest cash collateral in money market funds as indicated on the Schedule of Investments. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. Loans are subject to termination by the Funds or the borrower at any time. Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. In the event of a default by a borrower with respect to any loan, the lending agent will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. If, despite such efforts by the lending agent to exercise these remedies, the Funds sustain losses as a result of a borrower’s default, the Securities Lending Agent indemnifies the Funds by purchasing replacement securities at its expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in the Securities Lending Agency Agreement between the Funds and the lending agent. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. Certain of the securities on loan may have been sold prior to the close of the reporting period.

4. Investment Valuation and Fair Value Measurements

Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees (“Board”).

The Board has delegated responsibility for applying approved valuation policies to the Advisor. The Advisor monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Advisor has established a Valuation Committee (the “VC”) whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and determine in good faith the fair value of portfolio holdings after consideration of all relevant factors. The Advisor performs a series of activities to provide reasonable assurance of the accuracy of prices including: (i) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, (ii) review of daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, (iii) monthly review of third party model prices against internal model prices, and (iv) review the quarterly results of back testing and reports for the Board on the results of fair value determinations.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities or financial derivatives are valued at fair value, as determined in good faith by the VC in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had a ready market for the investments existed. These differences could be material.

Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized in the three broad levels as follows:

Notes to Schedules of Investments	June 30, 2015 (Unaudited)

Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.

Equity securities, including securities sold short, rights, exchange options, warrants, Exchange-Traded Funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market in which each security trades and are therefore considered Level 1.

An equity for which no sales are reported, as in the case of a security that is traded in the over-the-counter market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore considered Level 2. In addition, equities traded outside of the Western Hemisphere are also considered Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Advisor determines that use of another valuation methodology is appropriate). The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depository Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time the Funds calculate their net asset value.

Fixed income securities (other than certain short-term investments maturing in less than 60 days) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, money market funds and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in less than 60 days are generally valued at amortized cost, which approximates fair market value.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation techniques (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of estimated future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.

Notes to Schedules of Investments	June 30, 2015 (Unaudited)

The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Advisor in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.

Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange that constitutes the principal market or, if no sales occurred on such date, at the “mid-market” price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on daily basis using quotations provided by an independent pricing service.

OTC derivatives, including forward contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.

The value of each total return swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.

The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Generally, a valuation model is used consistently for similar derivative types and model inputs, including, but not limited to, market prices, yield curves, credit spreads, volatilities and implied correlations which are obtained from outside brokers and/or pricing services when available. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs include market prices for reference securities, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of these less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also include other unobservable inputs which are considered significant to the fair value determination. At each measurement date, the Funds update the Level 1 and Level 2 inputs to reflect observable inputs, though the resulting gains and losses are reflected within Level 3 due to the significance of the unobservable inputs.

Quantitative Information

The following tables represent each Funds’ valuation inputs as presented on the Schedule of Investments:

AQR LARGE CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$1,079,903,089	$—	$—	$1,079,903,089
Money Market Funds	—	65,694,716	—	65,694,716

Total Assets	$1,079,903,089	$65,694,716	$—	$1,145,597,805

LIABILITIES
Futures Contracts*	$(508,574)	$—	$—	$(508,574)

Total Liabilities	$(508,574)	$—	$—	$(508,574)

Notes to Schedules of Investments	June 30, 2015 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$34,742,781	$—	$—	$34,742,781
Exchange Traded Funds	10,302,948	—	—	10,302,948
Securities Lending Collateral	—	4,089,456	—	4,089,456
Money Market Funds	—	658,320	—	658,320

Total Assets	$45,045,729	$4,747,776	$—	$49,793,505

AQR INTERNATIONAL MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$30,296,016	$267,057,902	$—	$297,353,918
Exchange Traded Funds	6,068,692	—	—	6,068,692
Money Market Funds	—	3,749,278	—	3,749,278

Total Assets	$36,364,708	$270,807,180	$—	$307,171,888

AQR EMERGING MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$32,566,563	$141,732,572	$13,654	$174,312,789
Exchange Traded Funds	3,673,328	—	—	3,673,328
Preferred Stocks†	1,554,279	—	—	1,554,279
Securities Lending Collateral	—	2,864,273	—	2,864,273

Total Assets	$37,794,170	$144,596,845	$13,654	$182,404,669

AQR TM LARGE CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$17,393,853	$—	$—	$17,393,853
Exchange Traded Funds	925,914	—	—	925,914
Money Market Funds	—	721,732	—	721,732

Total Assets	$18,319,767	$721,732	$—	$19,041,499

AQR TM SMALL CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$2,375,057	$—	$—	$2,375,057
Exchange Traded Funds	36,708	—	—	36,708
Securities Lending Collateral	—	244,773	—	244,773
Money Market Funds	—	24,614	—	24,614

Total Assets	$2,411,765	$269,387	$—	$2,681,152

AQR TM INTERNATIONAL MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$3,770,992	$35,031,278	$—	$38,802,270
Exchange Traded Funds	798,641	—	—	798,641
Money Market Funds	—	540,414	—	540,414

Total Assets	$4,569,633	$35,571,692	$—	$40,141,325

Notes to Schedules of Investments	June 30, 2015 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$3,073,740	$9,420,272	$—		$12,494,012
Exchange Traded Funds	380,550	—	—		380,550
Preferred Stocks†	125,263	—	—		125,263
Securities Lending Collateral	—	213,152	—		213,152
Money Market Funds	—	194,418	—		194,418

Total Assets	$3,579,553	$9,827,842	$—		$13,407,395

AQR LARGE CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$1,052,741,877	$—	$—		$1,052,741,877
Money Market Funds	—	32,583,572	—		32,583,572

Total Assets	$1,052,741,877	$32,583,572	$—		$1,085,325,449

LIABILITIES
Futures Contracts*	$(331,514)	$–	$—		$(331,514)

Total Liabilities	$(331,514)	$—	$—		$(331,514)

AQR SMALL CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$430,601,217	$74,404	$—	(a)	$430,675,621
Rights	—	—	10,160		10,160
Securities Lending Collateral	—	55,860,929	—		55,860,929
Money Market Funds	—	15,442,143	—		15,442,143

Total Assets	$430,601,217	$71,377,476	$10,160		$501,988,853

LIABILITIES
Futures Contracts*	$(65,523)	$—	$—		$(65,523)

Total Liabilities	$(65,523)	$—	$—		$(65,523)

AQR INTERNATIONAL MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$31,520,354	$304,698,945	$94,900		$336,314,199
Rights†	—	3,494	—		3,494
Money Market Funds	—	9,096,733	—		9,096,733

Total Assets	$31,520,354	$313,799,172	$94,900		$345,414,426

LIABILITIES
Futures Contracts*	$(148,446)	$—	$—		$(148,446)

Total Liabilities	$(148,446)	$—	$—		$(148,446)

AQR EMERGING MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$1,962,177	$8,402,853	$81,019		$10,446,049
Exchange Traded Funds	351,707	—	—		351,707
Preferred Stocks†	55,326	—	—		55,326
Securities Lending Collateral	—	433,742	—		433,742

Total Assets	$2,369,210	$8,836,595	$81,019		$11,286,824

Notes to Schedules of Investments	June 30, 2015 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$129,767,757	$—	$—		$129,767,757
Money Market Funds	—	1,434,019	—		1,434,019

Total Assets	$129,767,757	$1,434,019	$—		$131,201,776

AQR TM SMALL CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$21,118,931	$—	$—		$21,118,931
Exchange Traded Funds	401,675	—	—		401,675
Rights	—	—	—	(a)	— (a)
Securities Lending Collateral	—	3,601,508	—		3,601,508
Money Market Funds	—	533,494	—		533,494

Total Assets	$21,520,606	$4,135,002	$—	(a)	$25,655,608

AQR TM INTERNATIONAL MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$7,335,011	$63,156,353	$3,036		$70,494,400
Exchange Traded Funds	1,699,183	—	—		1,699,183
Money Market Funds	—	827,026	—		827,026

Total Assets	$9,034,194	$63,983,379	$3,036		$73,020,609

AQR LARGE CAP DEFENSIVE STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$162,510,949	$—	$—		$162,510,949
Money Market Funds	—	8,525,357	—		8,525,357

Total Assets	$162,510,949	$8,525,357	$—		$171,036,306

LIABILITIES
Futures Contracts*	(156,515)	—	—		(156,515)

Total Liabilities	$(156,515)	$—	$—		$(156,515)

AQR INTERNATIONAL DEFENSIVE STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$5,788,606	$26,714,492	$—		$32,503,098
Exchange Traded Funds	1,454,048	—	—		1,454,048
Preferred Stocks†	—	162,040	—		162,040
Money Market Funds	—	361,178	—		361,178

Total Assets	$7,242,654	$27,237,710	$—		$34,480,364

Notes to Schedules of Investments	June 30, 2015 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$9,261,111	$21,821,227	$—		$31,082,338
Preferred Stocks†	99,655	—	—		99,655
Securities Lending Collateral	—	1,091,964	—		1,091,964
Money Market Funds	—	1,057,845	—		1,057,845

Total Assets	$9,360,766	$23,971,036	$—		$33,331,802

LIABILITIES
Futures Contracts*	$(33,489)	$—	$—		$(33,489)

Total Liabilities	$(33,489)	$—	$—		$(33,489)

AQR GLOBAL EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$173,986,872	$109,445,783	$—	(a)	$283,432,655
Preferred Stocks†	—	1,582,282	—		1,582,282
Warrants†	—	71	—		71
Money Market Funds	—	40,149,278	—		40,149,278

Total Assets	$173,986,872	$151,177,414	$—	(a)	$325,164,286

LIABILITIES
Futures Contracts*	$(428,820)	$—	$—		$(428,820)
Forward Foreign Currency Exchange Contracts*	—	(195,493)	—		(195,493)
Total Return Swap Contracts*	—	(187,684)	—		(187,684)

Total Liabilities	$(428,820)	$(383,177)	$—		$(811,997)

AQR INTERNATIONAL EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$—	$725,099,379	$—	(a)	$725,099,379
Preferred Stocks†	—	7,173,448	—		7,173,448
Warrants†	—	281	—		281
Money Market Funds	—	84,037,858	—		84,037,858
Total Return Swap Contracts*	—	159,668	—		159,668

Total Assets	$—	$816,470,634	$—	(a)	$816,470,634

LIABILITIES
Futures Contracts*	$(1,269,347)	$—	$—		$(1,269,347)
Forward Foreign Currency Exchange Contracts*	—	(1,907,079)	—		(1,907,079)

Total Liabilities	$(1,269,347)	$(1,907,079)	$—		$(3,176,426)

*	Derivative instruments, including futures, forward foreign currency exchange and total return swap contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments.
†	Please refer to the Schedule of Investments to view securities segregated by country.
(a)	Security has zero value.

There were no Level 3 securities held at period end, except where noted in AQR Emerging Multi-Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Emerging Momentum Style Fund, AQR TM Small Cap Momentum Style Fund, AQR TM International Momentum Style Fund, AQR Global Equity Fund and AQR International Equity Fund.

Securities classified as Level 3 in the Schedules of Investments are considered quantitatively insignificant in the aggregate for each Fund.

The Funds recognize all transfers at the beginning of the reporting period, related unrealized appreciation/(depreciation) is also transferred out at the beginning of the reporting period. Transfers between Level 1 and 2 generally relate to whether the principal market for the security becomes active or inactive. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of, or increase in, available market inputs to determine price. During the period ended, AQR Small Cap Momentum Style Fund had one investment which transferred levels between 1 and 2. There were no transfers of investments between levels for any of the remaining Funds.

Notes to Schedules of Investments	June 30, 2015 (Unaudited)

5. Federal Income Tax Matters

At June 30, 2015, the cost of security positions and aggregate gross unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)

AQR Large Cap Multi-Style Fund	$1,123,236,260	$53,936,342	$(31,574,797)	$22,361,545
AQR Small Cap Multi-Style Fund	48,085,562	2,852,560	(1,144,617)	1,707,943
AQR International Multi-Style Fund	307,719,780	8,547,185	(9,095,077)	(547,892)
AQR Emerging Multi-Style Fund	189,798,306	3,198,341	(10,591,978)	(7,393,637)
AQR TM Large Cap Multi-Style Fund	19,221,789	338,513	(518,803)	(180,290)
AQR TM Small Cap Multi-Style Fund	2,658,907	149,457	(127,212)	22,245
AQR TM International Multi-Style Fund	40,169,717	1,241,662	(1,270,054)	(28,392)
AQR TM Emerging Multi-Style Fund	13,556,710	459,716	(609,031)	(149,315)
AQR Large Cap Momentum Style Fund	892,923,537	209,496,163	(17,094,251)	192,401,912
AQR Small Cap Momentum Style Fund	437,545,257	78,084,416	(13,640,820)	64,443,596
AQR International Momentum Style Fund	315,774,433	36,849,436	(7,209,443)	29,639,993
AQR Emerging Momentum Style Fund	10,905,010	749,665	(367,851)	381,814
AQR TM Large Cap Momentum Style Fund	115,649,479	18,080,731	(2,528,434)	15,552,297
AQR TM Small Cap Momentum Style Fund	22,465,801	3,890,553	(700,746)	3,189,807
AQR TM International Momentum Style Fund	69,251,946	6,268,088	(2,499,425)	3,768,663
AQR Large Cap Defensive Style Fund	141,920,841	30,178,009	(1,062,544)	29,115,465
AQR International Defensive Style Fund	33,635,967	3,050,266	(2,205,869)	844,397
AQR Emerging Defensive Style Fund	33,890,115	1,859,123	(2,417,436)	(558,313)
AQR Global Equity Fund	281,865,813	50,224,927	(6,926,454)	43,298,473
AQR International Equity Fund	743,456,288	94,641,074	(21,786,396)	72,854,678

The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals, mark to market on passive foreign investment companies (“PFIC”) and non-taxable dividends.

Notes to Schedules of Investments	June 30, 2015 (Unaudited)

6. Derivative Instruments and Activities

Certain funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts held at June 30, 2015, are not accounted for as hedging instruments under GAAP. The effect of such derivative instruments on the Funds’ financial position and financial performance for the period ended June 30, 2015 are as follows:

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS
Equity Risk Exposure:
AQR Large Cap Multi-Style Fund	$—	$—	$—	$508,574	$—	$—
AQR Large Cap Momentum Style Fund	—	—	—	331,514	—	—
AQR Small Cap Momentum Style Fund	—	—	—	65,523	—	—
AQR International Momentum Style Fund	—	—	—	148,446	—	—
AQR Large Cap Defensive Style Fund	—	—	—	156,515	—	—
AQR Emerging Defensive Style Fund	—	—	—	33,489	—	—
AQR Global Equity Fund	350,642	—	—	779,462	187,684	—
AQR International Equity Fund	926,631	472,841	—	2,195,978	313,173	—

Foreign Exchange Rate Risk Exposure:
AQR Global Equity Fund	—	—	1,715,216	—	—	1,910,709
AQR International Equity Fund	—	—	2,990,399	—	—	4,897,478

Netting:
AQR Global Equity Fund	(350,642)	—	(1,715,216)	(350,642)	—	(1,715,216)
AQR International Equity Fund	(926,631)	(313,173)	(2,990,399)	(926,631)	(313,173)	(2,990,399)

Net Fair Value of Derivative Contracts:
AQR Large Cap Multi-Style Fund	—	—	—	508,574	—	—
AQR Large Cap Momentum Style Fund	—	—	—	331,514	—	—
AQR Small Cap Momentum Style Fund	—	—	—	65,523	—	—
AQR International Momentum Style Fund	—	—	—	148,446	—	—
AQR Large Cap Defensive Style Fund	—	—	—	156,515	—	—
AQR Emerging Defensive Style Fund	—	—	—	33,489	—	—
AQR Global Equity Fund	—	—	—	428,820	187,684	195,493
AQR International Equity Fund	—	159,668	—	1,269,347	—	1,907,079

7. Principal Risks and Concentrations

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Convertible securities and non-convertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income-producing securities in the Funds’ portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments (extension risk).

Notes to Schedules of Investments	June 30, 2015 (Unaudited)

Currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and non-U.S. denominated financial instruments. In addition, the Funds’ use of forward foreign currency exchange contracts may expose them to the risk that the value of the foreign currency changes unfavorably relative to the U.S. Dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s net asset value to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the net asset value of a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments and exchange traded notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the Funds have credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be promptly deposited with or returned to each of the Funds when deemed necessary.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions. The counterparties to the Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.

In the normal course of business, the Funds may enter into agreements with certain counterparties for OTC derivative transactions. A number of each Fund’s derivative agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s net asset value over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.

Notes to Schedules of Investments	June 30, 2015 (Unaudited)

The Funds, at times, utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.

The Advisor relies heavily on quantitative models and information and data supplied by third parties. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon may expose the Fund to potential risks. Such models may produce unexpected results, which can result in losses for a Fund.

Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.

8. New Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”), ASU No. 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”), which expands the existing secured borrowing accounting for certain repurchase agreements and sets forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare similar transactions accounted for as secured borrowings. The Funds are required to apply ASU 2014-11 for annual reporting periods beginning on or after December 15, 2014, and interim periods within those fiscal years. Management has evaluated the impact and does not believe the adoption will have a material impact on the Funds’ financial statements.

In May 2015, the FASB issued ASU No. 2015-07, Fair Value Measurement (Topic 820)—Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). The amendment removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the Net Asset Value per Share practical expedient. The Funds are required to apply ASU 2015-07 for fiscal years beginning after December 15, 2015 and interim periods within those fiscal years. Management is currently evaluating the impact of ASU 2015-07.

9. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events that would require accrual or disclosure.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have not been any changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

BY: /S/ MARCO HANIG
Marco Hanig
Principal Executive Officer
August 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

BY: /S/ MARCO HANIG
Marco Hanig
Principal Executive Officer
August 25, 2015

BY: /S/ HEATHER BONNER
Heather Bonner
Principal Financial Officer
August 25, 2015